UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08239

ProFunds
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland		20814
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2017

Item 1. Schedule of Investments.

Banks UltraSector ProFund  :: Schedule of Portfolio Investments :: October 31, 2017 (unaudited)

	Shares	Value
Common Stocks (74.2%)
Associated Banc-Corp. (Banks)	1,398	$35,369
BancorpSouth, Inc. (Banks)	766	24,206
Bank of America Corp. (Banks)	89,290	2,445,653
Bank of Hawaii Corp. (Banks)	385	31,420
Bank of the Ozarks, Inc. (Banks)	1,107	51,608
BankUnited, Inc. (Banks)	999	34,815
BB&T Corp. (Banks)	7,370	362,899
BOK Financial Corp. (Banks)	184	15,910
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	1,231	16,975
Cathay General Bancorp, Inc. (Banks)	701	29,302
Chemical Financial Corp. (Banks)	665	35,039
Citigroup, Inc. (Banks)	24,818	1,824,123
Citizens Financial Group, Inc. (Banks)	4,539	172,527
Comerica, Inc. (Banks)	1,580	124,141
Commerce Bancshares, Inc. (Banks)	801	46,586
Cullen/Frost Bankers, Inc. (Banks)	502	49,447
East West Bancorp, Inc. (Banks)	1,347	80,604
F.N.B. Corp. (Banks)	2,948	39,769
Fifth Third Bancorp (Banks)	6,703	193,717
First Citizens Bancshares, Inc. (Banks)	64	25,920
First Financial Bankshares, Inc. (Banks)	628	28,668
First Horizon National Corp. (Banks)	2,150	40,363
First Republic Bank (Banks)	1,420	138,308
Fulton Financial Corp. (Banks)	1,573	28,629
Glacier Bancorp, Inc. (Banks)	716	27,179
Hancock Holding Co. (Banks)	766	37,343
Home BancShares, Inc. (Banks)	1,445	32,484
Huntington Bancshares, Inc. (Banks)	9,943	137,213
IBERIABANK Corp. (Banks)	467	34,441
International Bancshares Corp. (Banks)	470	19,082
Investors Bancorp, Inc. (Banks)	2,311	31,776
JPMorgan Chase & Co. (Banks)	32,018	3,221,330
KeyCorp (Banks)	9,924	181,113
M&T Bank Corp. (Banks)	1,402	233,812
MB Financial, Inc. (Banks)	759	34,868
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	4,453	55,930
PacWest Bancorp (Banks)	1,168	56,438
People’s United Financial, Inc. (Banks)	3,104	57,921
Pinnacle Financial Partners, Inc. (Banks)	685	45,347
PNC Financial Services Group, Inc. (Banks)	4,380	599,140
Popular, Inc. (Banks)	894	32,792
Prosperity Bancshares, Inc. (Banks)	653	42,954
Regions Financial Corp. (Banks)	10,859	168,097
Signature Bank* (Banks)	476	61,885
Sterling Bancorp (Banks)	2,018	50,551
SunTrust Banks, Inc. (Banks)	4,385	264,021
SVB Financial Group* (Banks)	460	100,869
Synovus Financial Corp. (Banks)	1,108	51,910
TCF Financial Corp. (Banks)	1,548	28,205
Texas Capital Bancshares, Inc.* (Banks)	437	37,604
Trustmark Corp. (Banks)	640	21,082
U.S. Bancorp (Banks)	14,470	786,879
UMB Financial Corp. (Banks)	395	29,044
Umpqua Holdings Corp. (Banks)	1,977	40,449
United Bankshares, Inc. (Banks)	985	35,411
Valley National Bancorp (Banks)	2,371	27,267
Washington Federal, Inc. (Thrifts & Mortgage Finance)	796	27,701
Webster Financial Corp. (Banks)	820	45,092
Wells Fargo & Co. (Banks)	40,636	2,281,305
Western Alliance Bancorp* (Banks)	858	47,876
Wintrust Financial Corp. (Banks)	483	39,263
Zions Bancorp (Banks)	1,844	85,672
TOTAL COMMON STOCKS (Cost $7,708,430)		14,987,344

	Principal Amount	Value
Repurchase Agreements(a)(b) (25.8%)
Repurchase Agreements with various counterparties, rates 0.93%-1.03%, dated 10/31/17, due 11/1/17, total to be received $5,201,141	$5,201,000	$5,201,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,201,000)		5,201,000

TOTAL INVESTMENT SECURITIES (Cost $12,909,430) - 100.0%		20,188,344
Net other assets (liabilities) - NM		651

NET ASSETS - 100.0%		$20,188,995

*	Non-income producing security.
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2017, the aggregate amount held in a segregated account was $2,584,000.

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
Dow Jones U.S. Banks Index	Goldman Sachs International	11/24/17	1.70%	$7,364,744	$7,428,931	$62,102
Dow Jones U.S. Banks Index	UBS AG	11/24/17	1.55%	7,819,566	7,891,713	70,448
				$15,184,310	$15,320,644	$132,550

(1)	Agreements may be terminated at will by either party without penalty.
(2)

Reflects the floating financing rate, as of October 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

Banks UltraSector ProFund invested in the following industries as of October 31, 2017:

	Value	% of Net Assets
Banks	$14,886,738	73.7%
Thrifts & Mortgage Finance	100,606	0.5%
Other**	5,201,651	25.8%
Total	$20,188,995	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Basic Materials UltraSector ProFund  :: Schedule of Portfolio Investments :: October 31, 2017 (unaudited)

	Shares	Value
Common Stocks (69.3%)
Air Products & Chemicals, Inc. (Chemicals)	7,429	$1,184,405
Albemarle Corp. (Chemicals)	3,791	534,114
Alcoa Corp.* (Metals & Mining)	5,880	280,946
Allegheny Technologies, Inc.* (Metals & Mining)	3,658	92,108
Ashland Global Holdings, Inc. (Chemicals)	2,109	143,370
Axalta Coating Systems, Ltd.* (Chemicals)	7,442	247,447
Cabot Corp. (Chemicals)	2,106	128,382
Carpenter Technology Corp. (Metals & Mining)	1,553	77,324
Celanese Corp. (Chemicals)	4,731	493,491
CF Industries Holdings, Inc. (Chemicals)	7,980	303,080
Commercial Metals Co. (Metals & Mining)	3,978	77,491
Compass Minerals International, Inc. (Metals & Mining)	1,147	75,243
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	7,052	113,749
Domtar Corp. (Paper & Forest Products)	2,111	99,892
DowDuPont, Inc.* (Chemicals)	79,476	5,746,909
Eastman Chemical Co. (Chemicals)	4,947	449,237
Ecolab, Inc. (Chemicals)	8,922	1,165,749
FMC Corp. (Chemicals)	4,572	424,556
Freeport-McMoRan, Inc.* (Metals & Mining)	45,780	640,004
GCP Applied Technologies, Inc.* (Chemicals)	2,460	71,955
H.B. Fuller Co. (Chemicals)	1,718	97,703
Huntsman Corp. (Chemicals)	7,223	231,280
Ingevity Corp.* (Chemicals)	1,487	105,919
International Flavors & Fragrances, Inc. (Chemicals)	2,677	394,643
KapStone Paper & Packaging Corp. (Paper & Forest Products)	3,017	67,762
LyondellBasell Industries N.V. - Class A (Chemicals)	11,055	1,144,524
Minerals Technologies, Inc. (Chemicals)	1,165	83,764
Monsanto Co. (Chemicals)	15,018	1,818,679
NewMarket Corp. (Chemicals)	354	141,738
Newmont Mining Corp. (Metals & Mining)	18,130	655,582
Nucor Corp. (Metals & Mining)	10,871	628,670
Olin Corp. (Chemicals)	5,695	208,038
Platform Specialty Products Corp.* (Chemicals)	7,277	77,864
PolyOne Corp. (Chemicals)	2,828	130,286
PPG Industries, Inc. (Chemicals)	8,754	1,017,565
Praxair, Inc. (Chemicals)	9,730	1,421,747
Reliance Steel & Aluminum Co. (Metals & Mining)	2,480	190,563
Royal Gold, Inc. (Metals & Mining)	2,261	190,173
RPM International, Inc. (Chemicals)	4,563	243,345
Sensient Technologies Corp. (Chemicals)	1,512	114,988
Steel Dynamics, Inc. (Metals & Mining)	8,185	304,564
The Chemours Co. (Chemicals)	6,292	356,190
The Mosaic Co. (Chemicals)	11,986	267,767
The Scotts Miracle-Gro Co. - Class A (Chemicals)	1,359	135,384
Trinseo SA (Chemicals)	1,511	107,281
United States Steel Corp. (Metals & Mining)	5,925	150,021
Valvoline, Inc. (Chemicals)	6,878	165,210
W.R. Grace & Co. (Chemicals)	2,303	176,156
Westlake Chemical Corp. (Chemicals)	1,180	$100,194
Worthington Industries, Inc. (Metals & Mining)	1,525	69,388
TOTAL COMMON STOCKS (Cost $18,883,317)		23,146,440

	Principal Amount	Value
Repurchase Agreements(a)(b) (29.6%)
Repurchase Agreements with various counterparties, rates 0.93%-1.03%, dated 10/31/17, due 11/1/17, total to be received $9,875,268	$9,875,000	$9,875,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,875,000)		9,875,000

TOTAL INVESTMENT SECURITIES (Cost $28,758,317) - 98.9%		33,021,440
Net other assets (liabilities) - 1.1%		380,670

NET ASSETS - 100.0%		$33,402,110

*	Non-income producing security.
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2017, the aggregate amount held in a segregated account was $3,160,000.

See accompanying notes to schedules of portfolio investments.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
Dow Jones U.S. Basic Materials Index	Goldman Sachs International	11/24/17	1.70%	$13,868,213	$13,980,549	$108,505
Dow Jones U.S. Basic Materials Index	UBS AG	11/24/17	1.55%	12,903,978	13,006,270	99,050
				$26,772,191	$26,986,819	$207,555

(1)	Agreements may be terminated at will by either party without penalty.
(2)

Reflects the floating financing rate, as of October 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

Basic Materials UltraSector ProFund invested in the following industries as of October 31, 2017:

	Value	% of Net Assets
Chemicals	$19,432,960	58.2%
Metals & Mining	3,432,077	10.3%
Oil, Gas & Consumable Fuels	113,749	0.3%
Paper & Forest Products	167,654	0.5%
Other**	10,255,670	30.7%
Total	$33,402,110	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Bear ProFund  :: Schedule of Portfolio Investments :: October 31, 2017 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (101.0%)
Repurchase Agreements with various counterparties, rates 0.93%-1.03%, dated 10/31/17, due 11/1/17, total to be received $10,063,273	$10,063,000	$10,063,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,063,000)		10,063,000

TOTAL INVESTMENT SECURITIES (Cost $10,063,000) - 101.0%		10,063,000
Net other assets (liabilities) - (1.0)%		(95,971)

NET ASSETS - 100.0%		$9,967,029

(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2017, the aggregate amount held in a segregated account was $1,747,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	24	12/18/17	$(2,953,092)	$(3,086,400)	$(133,308)

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	11/27/17	(1.55)%	$(936,605)	$(934,497)	$2,167
S&P 500	UBS AG	11/27/17	(1.25)%	(5,935,835)	(5,922,629)	13,385
				$(6,872,440)	$(6,857,126)	$15,552

(1)	Agreements may be terminated at will by either party without penalty.
(2)

Reflects the floating financing rate, as of October 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

Biotechnology UltraSector ProFund  :: Schedule of Portfolio Investments :: October 31, 2017 (unaudited)

	Shares	Value
Common Stocks (74.7%)
AbbVie, Inc. (Biotechnology)	497,814	$44,927,713
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	30,197	1,051,762
Agios Pharmaceuticals, Inc.* (Biotechnology)	12,946	832,039
Alexion Pharmaceuticals, Inc.* (Biotechnology)	69,698	8,340,063
Alkermes PLC* (Biotechnology)	47,985	2,339,749
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	23,713	2,889,192
Amgen, Inc. (Biotechnology)	227,868	39,927,030
Biogen, Inc.* (Biotechnology)	66,027	20,577,975
BioMarin Pharmaceutical, Inc.* (Biotechnology)	54,734	4,493,114
Bio-Techne Corp. (Life Sciences Tools & Services)	11,659	1,527,562
Bioverativ, Inc.* (Biotechnology)	33,777	1,908,401
Bluebird Bio, Inc.* (Biotechnology)	14,237	1,980,367
Celgene Corp.* (Biotechnology)	244,318	24,668,787
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	14,863	1,728,418
Clovis Oncology, Inc.* (Biotechnology)	15,205	1,146,001
Exact Sciences Corp.* (Biotechnology)	37,192	2,045,188
Exelixis, Inc.* (Biotechnology)	87,193	2,161,514
Gilead Sciences, Inc. (Biotechnology)	407,823	30,570,411
Illumina, Inc.* (Life Sciences Tools & Services)	45,594	9,355,433
INC Research Holdings, Inc.* - Class A (Life Sciences Tools & Services)	17,554	1,003,211
Incyte Corp.* (Biotechnology)	53,318	6,038,264
Intercept Pharmaceuticals, Inc.* (Biotechnology)	5,565	342,971
Intrexon Corp.* (Biotechnology)	19,532	319,348
Ionis Pharmaceuticals, Inc.* (Biotechnology)	38,834	2,217,810
Juno Therapeutics, Inc.* (Biotechnology)	26,500	1,190,115
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	6,533	949,572
Myriad Genetics, Inc.* (Biotechnology)	21,372	732,632
Nektar Therapeutics* (Pharmaceuticals)	48,819	1,176,050
Neurocrine Biosciences, Inc.* (Biotechnology)	27,505	1,708,336
OPKO Health, Inc.* (Biotechnology)	113,548	764,178
Portola Pharmaceuticals, Inc.* (Biotechnology)	19,790	977,824
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	15,457	1,258,664
Quintiles Transnational Holdings, Inc.* (Life Sciences Tools & Services)	47,333	5,116,697
Radius Health, Inc.* (Biotechnology)	12,363	396,976
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	23,992	9,659,659
Seattle Genetics, Inc.* (Biotechnology)	29,926	1,834,763
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	12,331	568,336
United Therapeutics Corp.* (Biotechnology)	13,567	1,608,911
Vertex Pharmaceuticals, Inc.* (Biotechnology)	78,733	11,513,127
TOTAL COMMON STOCKS (Cost $135,337,542)		251,848,163

Contingent Right (NM)
Dyax Corp.*^+(a) (Biotechnology)	73,711	81,819
TOTAL CONTINGENT RIGHT (Cost $—)		81,819

	Principal Amount	Value
Repurchase Agreements(b)(c) (29.7%)
Repurchase Agreements with various counterparties, rates 0.93%-1.03%, dated 10/31/17, due 11/1/17, total to be received $100,275,722	$100,273,000	$100,273,000
TOTAL REPURCHASE AGREEMENTS (Cost $100,273,000)		100,273,000

TOTAL INVESTMENT SECURITIES (Cost $235,610,542) - 104.4%		352,202,982
Net other assets (liabilities) - (4.4)%		(14,850,203)

NET ASSETS - 100.0%		$337,352,779

*	Non-income producing security.
+	This security was fair valued based on procedures approved by the Board of Trustees. As of October 31, 2017, this security represented 0.024% of the net assets of the Fund.
^	The Advisor has deemed this security to be illiquid. As of October 31, 2017, this security represented 0.024% of the net assets of the Fund.
(a)

Expiration is on or before December 31, 2019; expiration is subject to contingencies.  Rights entitle the Fund to cash if the company receives U.S. Food and Drug Administration approval on specific medication that is being developed.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2017, the aggregate amount held in a segregated account was $56,214,000.

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
Dow Jones U.S. Biotechnology Index	Goldman Sachs International	11/24/17	1.70%	$135,399,112	$127,545,194	$(7,907,106)
Dow Jones U.S. Biotechnology Index	UBS AG	11/24/17	1.70%	134,609,400	126,770,859	(7,891,486)
				$270,008,512	$254,316,053	$(15,798,592)

(1)	Agreements may be terminated at will by either party without penalty.
(2)

Reflects the floating financing rate, as of October 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

Biotechnology UltraSector ProFund invested in the following industries as of October 31, 2017:

	Value	% of Net Assets
Biotechnology	$230,763,947	68.5%
Life Sciences Tools & Services	19,989,985	5.9%
Pharmaceuticals	1,176,050	0.3%
Other**	85,422,797	25.3%
Total	$337,352,779	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Bull ProFund  :: Schedule of Portfolio Investments :: October 31, 2017 (unaudited)

	Shares	Value
Common Stocks (67.2%)
3M Co. (Industrial Conglomerates)	1,392	$320,424
A.O. Smith Corp. (Building Products)	348	20,602
Abbott Laboratories (Health Care Equipment & Supplies)	4,089	221,745
AbbVie, Inc. (Biotechnology)	3,741	337,626
Accenture PLC - Class A (IT Services)	1,450	206,422
Activision Blizzard, Inc. (Software)	1,769	115,852
Acuity Brands, Inc. (Electrical Equipment)	87	14,546
Adobe Systems, Inc.* (Software)	1,160	203,185
Advance Auto Parts, Inc. (Specialty Retail)	174	14,223
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,885	20,707
Aetna, Inc. (Health Care Providers & Services)	783	133,133
Affiliated Managers Group, Inc. (Capital Markets)	145	27,043
Aflac, Inc. (Insurance)	928	77,850
Agilent Technologies, Inc. (Life Sciences Tools & Services)	754	51,295
Air Products & Chemicals, Inc. (Chemicals)	522	83,222
Akamai Technologies, Inc.* (Internet Software & Services)	406	21,214
Alaska Air Group, Inc. (Airlines)	290	19,149
Albemarle Corp. (Chemicals)	261	36,772
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	232	28,759
Alexion Pharmaceuticals, Inc.* (Biotechnology)	522	62,463
Align Technology, Inc.* (Health Care Equipment & Supplies)	174	41,583
Allegion PLC (Building Products)	232	19,346
Allergan PLC (Pharmaceuticals)	783	138,771
Alliance Data Systems Corp. (IT Services)	116	25,953
Alliant Energy Corp. (Electric Utilities)	551	23,836
Alphabet, Inc.* - Class A (Internet Software & Services)	696	718,996
Alphabet, Inc.* - Class C (Internet Software & Services)	725	737,063
Altria Group, Inc. (Tobacco)	4,524	290,531
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	928	1,025,700
Ameren Corp. (Multi-Utilities)	580	35,954
American Airlines Group, Inc. (Airlines)	1,015	47,522
American Electric Power Co., Inc. (Electric Utilities)	1,160	86,316
American Express Co. (Consumer Finance)	1,740	166,205
American International Group, Inc. (Insurance)	2,117	136,779
American Tower Corp. (Equity Real Estate Investment Trusts)	1,015	145,826
American Water Works Co., Inc. (Water Utilities)	406	35,631
Ameriprise Financial, Inc. (Capital Markets)	348	54,476
AmerisourceBergen Corp. (Health Care Providers & Services)	377	29,010
AMETEK, Inc. (Electrical Equipment)	551	37,187
Amgen, Inc. (Biotechnology)	1,711	299,801
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	725	63,075
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,334	65,860
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	870	79,431

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Andeavor (Oil, Gas & Consumable Fuels)	348	$36,972
ANSYS, Inc.* (Software)	203	27,752
Anthem, Inc. (Health Care Providers & Services)	609	127,409
Aon PLC (Insurance)	609	87,349
Apache Corp. (Oil, Gas & Consumable Fuels)	899	37,192
Apartment Investment & Management Co. - Class A (Equity Real Estate Investment Trusts)	377	16,580
Apple, Inc. (Technology Hardware, Storage & Peripherals)	12,180	2,058,908
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	2,523	142,373
Archer-Daniels-Midland Co. (Food Products)	1,334	54,521
Arconic, Inc. (Aerospace & Defense)	928	23,311
Arthur J. Gallagher & Co. (Insurance)	435	27,549
Assurant, Inc. (Insurance)	116	11,675
AT&T, Inc. (Diversified Telecommunication Services)	14,471	486,949
Autodesk, Inc.* (Software)	522	65,229
Automatic Data Processing, Inc. (IT Services)	1,044	121,375
AutoZone, Inc.* (Specialty Retail)	58	34,191
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	319	57,844
Avery Dennison Corp. (Containers & Packaging)	203	21,553
Baker Hughes a GE Co. - Class A (Energy Equipment & Services)	1,015	31,901
Ball Corp. (Containers & Packaging)	841	36,104
Bank of America Corp. (Banks)	23,113	633,065
Bard (C.R.), Inc. (Health Care Equipment & Supplies)	174	56,910
Baxter International, Inc. (Health Care Equipment & Supplies)	1,189	76,655
BB&T Corp. (Banks)	1,914	94,245
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	522	108,926
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	4,524	845,717
Best Buy Co., Inc. (Specialty Retail)	638	35,715
Biogen, Inc.* (Biotechnology)	493	153,648
BlackRock, Inc. - Class A (Capital Markets)	290	136,541
BorgWarner, Inc. (Auto Components)	464	24,462
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	377	45,685
Boston Scientific Corp.* (Health Care Equipment & Supplies)	3,219	90,583
Brighthouse Financial, Inc.* (Insurance)	232	14,426
Bristol-Myers Squibb Co. (Pharmaceuticals)	3,857	237,823
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	957	252,562
Brown-Forman Corp. - Class B (Beverages)	464	26,457
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	319	25,051
CA, Inc. (Software)	754	24,415
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	1,102	30,525
Cadence Design Systems, Inc.* (Software)	667	28,788
Campbell Soup Co. (Food Products)	464	21,980
Capital One Financial Corp. (Consumer Finance)	1,131	104,256

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Cardinal Health, Inc. (Health Care Providers & Services)	754	$46,673
CarMax, Inc.* (Specialty Retail)	435	32,669
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	957	63,535
Caterpillar, Inc. (Machinery)	1,392	189,033
CBOE Holdings, Inc. (Capital Markets)	261	29,509
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	696	27,367
CBS Corp. - Class B (Media)	870	48,824
Celgene Corp.* (Biotechnology)	1,856	187,400
Centene Corp.* (Health Care Providers & Services)	406	38,030
CenterPoint Energy, Inc. (Multi-Utilities)	1,015	30,024
CenturyLink, Inc. (Diversified Telecommunication Services)	2,291	43,506
Cerner Corp.* (Health Care Technology)	754	50,910
CF Industries Holdings, Inc. (Chemicals)	551	20,927
Charter Communications, Inc.* - Class A (Media)	464	155,055
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	2,146	8,369
Chevron Corp. (Oil, Gas & Consumable Fuels)	4,466	517,564
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	58	15,770
Chubb, Ltd. (Insurance)	1,102	166,203
Church & Dwight Co., Inc. (Household Products)	580	26,199
Cigna Corp. (Health Care Providers & Services)	580	114,388
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	232	27,128
Cincinnati Financial Corp. (Insurance)	348	24,419
Cintas Corp. (Commercial Services & Supplies)	203	30,255
Cisco Systems, Inc. (Communications Equipment)	11,774	402,082
Citigroup, Inc. (Banks)	6,409	471,062
Citizens Financial Group, Inc. (Banks)	1,189	45,194
Citrix Systems, Inc.* (Software)	348	28,748
CME Group, Inc. (Capital Markets)	812	111,382
CMS Energy Corp. (Multi-Utilities)	667	32,263
Cognizant Technology Solutions Corp. (IT Services)	1,392	105,333
Colgate-Palmolive Co. (Household Products)	2,088	147,100
Comcast Corp. - Class A (Media)	11,078	399,140
Comerica, Inc. (Banks)	406	31,899
ConAgra Foods, Inc. (Food Products)	986	33,682
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	348	46,705
ConocoPhillips (Oil, Gas & Consumable Fuels)	2,871	146,852
Consolidated Edison, Inc. (Multi-Utilities)	725	62,386
Constellation Brands, Inc. - Class A (Beverages)	406	88,951
Corning, Inc. (Electronic Equipment, Instruments & Components)	2,117	66,283
Costco Wholesale Corp. (Food & Staples Retailing)	1,044	168,168
Coty, Inc. (Personal Products)	1,102	16,971

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	957	$102,476
CSRA, Inc. (IT Services)	377	12,060
CSX Corp. (Road & Rail)	2,146	108,223
Cummins, Inc. (Machinery)	377	66,684
CVS Health Corp. (Food & Staples Retailing)	2,407	164,952
D.R. Horton, Inc. (Household Durables)	812	35,899
Danaher Corp. (Health Care Equipment & Supplies)	1,450	133,791
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	290	23,858
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	348	21,138
Deere & Co. (Machinery)	754	100,192
Delphi Automotive PLC (Auto Components)	638	63,405
Delta Air Lines, Inc. (Airlines)	1,566	78,348
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	551	33,650
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	1,247	46,014
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	493	58,391
Discover Financial Services (Consumer Finance)	870	57,881
Discovery Communications, Inc.* - Class A (Media)	377	7,118
Discovery Communications, Inc.* - Class C (Media)	493	8,780
Dish Network Corp.* - Class A (Media)	522	25,338
Dollar General Corp. (Multiline Retail)	609	49,232
Dollar Tree, Inc.* (Multiline Retail)	551	50,279
Dominion Resources, Inc. (Multi-Utilities)	1,508	122,359
Dover Corp. (Machinery)	377	36,000
DowDuPont, Inc.* (Chemicals)	5,510	398,429
Dr. Pepper Snapple Group, Inc. (Beverages)	435	37,262
DTE Energy Co. (Multi-Utilities)	435	48,050
Duke Energy Corp. (Electric Utilities)	1,653	145,976
Duke Realty Corp. (Equity Real Estate Investment Trusts)	841	23,952
DXC Technology Co. (IT Services)	667	61,044
E*TRADE Financial Corp.* (Capital Markets)	638	27,810
Eastman Chemical Co. (Chemicals)	348	31,602
Eaton Corp. PLC (Electrical Equipment)	1,044	83,541
eBay, Inc.* (Internet Software & Services)	2,349	88,416
Ecolab, Inc. (Chemicals)	609	79,572
Edison International (Electric Utilities)	754	60,282
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	493	50,399
Electronic Arts, Inc.* (Software)	725	86,710
Eli Lilly & Co. (Pharmaceuticals)	2,291	187,725
Emerson Electric Co. (Electrical Equipment)	1,508	97,206
Entergy Corp. (Electric Utilities)	435	37,523
Envision Healthcare Corp.* (Health Care Providers & Services)	290	12,354
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	1,363	136,123
EQT Corp. (Oil, Gas & Consumable Fuels)	406	25,391
Equifax, Inc. (Professional Services)	290	31,474
Equinix, Inc. (Equity Real Estate Investment Trusts)	174	80,649

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
Equity Residential (Equity Real Estate Investment Trusts)	870		$58,516
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	145		38,052
Everest Re Group, Ltd. (Insurance)	87		20,658
Eversource Energy (Electric Utilities)	754		47,231
Exelon Corp. (Electric Utilities)	2,262		90,955
Expedia, Inc. (Internet & Direct Marketing Retail)	290		36,151
Expeditors International of Washington, Inc. (Air Freight & Logistics)	435		25,395
Express Scripts Holding Co.* (Health Care Providers & Services)	1,363		83,538
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	290		23,661
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	9,976		831,499
F5 Networks, Inc.* (Communications Equipment)	145		17,584
Facebook, Inc.* - Class A (Internet Software & Services)	5,597		1,007,795
Fastenal Co. (Trading Companies & Distributors)	667		31,330
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	174		20,970
FedEx Corp. (Air Freight & Logistics)	580		130,970
Fidelity National Information Services, Inc. (IT Services)	783		72,631
Fifth Third Bancorp (Banks)	1,740		50,286
First Horizon National Corp. (Banks)	—	†	7
FirstEnergy Corp. (Electric Utilities)	1,044		34,400
Fiserv, Inc.* (IT Services)	493		63,809
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	319		14,936
Flowserve Corp. (Machinery)	319		14,058
Fluor Corp. (Construction & Engineering)	319		13,746
FMC Corp. (Chemicals)	319		29,622
Foot Locker, Inc. (Specialty Retail)	319		9,596
Ford Motor Co. (Automobiles)	9,222		113,154
Fortive Corp. (Machinery)	725		52,389
Fortune Brands Home & Security, Inc. (Building Products)	377		24,905
Franklin Resources, Inc. (Capital Markets)	783		32,988
Freeport-McMoRan, Inc.* (Metals & Mining)	3,161		44,191
Garmin, Ltd. (Household Durables)	261		14,775
Gartner, Inc.* (IT Services)	203		25,438
General Dynamics Corp. (Aerospace & Defense)	667		135,388
General Electric Co. (Industrial Conglomerates)	20,387		411,002
General Mills, Inc. (Food Products)	1,363		70,767
General Motors Co. (Automobiles)	3,103		133,367
Genuine Parts Co. (Distributors)	348		30,704
GGP, Inc. (Equity Real Estate Investment Trusts)	1,479		28,781
Gilead Sciences, Inc. (Biotechnology)	3,074		230,427
Global Payments, Inc. (IT Services)	348		36,175
H & R Block, Inc. (Diversified Consumer Services)	493		12,197
Halliburton Co. (Energy Equipment & Services)	2,030		86,762
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	870		19,575
Harley-Davidson, Inc. (Automobiles)	406		19,220

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Harris Corp. (Communications Equipment)	290	$40,403
Hartford Financial Services Group, Inc. (Insurance)	870	47,894
Hasbro, Inc. (Leisure Products)	261	24,166
HCA Holdings, Inc.* (Health Care Providers & Services)	667	50,459
HCP, Inc. (Equity Real Estate Investment Trusts)	1,102	28,476
Helmerich & Payne, Inc. (Energy Equipment & Services)	261	14,175
Henry Schein, Inc.* (Health Care Providers & Services)	377	29,632
Hess Corp. (Oil, Gas & Consumable Fuels)	638	28,174
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	3,857	53,689
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	493	35,634
Hologic, Inc.* (Health Care Equipment & Supplies)	667	25,246
Honeywell International, Inc. (Industrial Conglomerates)	1,798	259,200
Hormel Foods Corp. (Food Products)	638	19,880
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,740	34,034
HP, Inc. (Technology Hardware, Storage & Peripherals)	3,944	84,993
Humana, Inc. (Health Care Providers & Services)	348	88,862
Huntington Bancshares, Inc. (Banks)	2,581	35,618
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	203	33,733
IHS Markit, Ltd.* (Professional Services)	870	37,070
Illinois Tool Works, Inc. (Machinery)	725	113,477
Illumina, Inc.* (Life Sciences Tools & Services)	348	71,406
Incyte Corp.* (Biotechnology)	406	45,980
Ingersoll-Rand PLC (Machinery)	609	53,957
Intel Corp. (Semiconductors & Semiconductor Equipment)	11,078	503,937
Intercontinental Exchange, Inc. (Capital Markets)	1,392	92,011
International Business Machines Corp. (IT Services)	2,030	312,742
International Flavors & Fragrances, Inc. (Chemicals)	174	25,651
International Paper Co. (Containers & Packaging)	986	56,468
Intuit, Inc. (Software)	580	87,592
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	261	97,969
Invesco, Ltd. (Capital Markets)	957	34,251
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	609	24,360
J.B. Hunt Transport Services, Inc. (Road & Rail)	203	21,597
Jacobs Engineering Group, Inc. (Construction & Engineering)	290	16,881
Johnson & Johnson (Pharmaceuticals)	6,322	881,349
Johnson Controls International PLC (Building Products)	2,204	91,224
JPMorgan Chase & Co. (Banks)	8,294	834,459
Juniper Networks, Inc. (Communications Equipment)	899	22,322

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Kansas City Southern Industries, Inc. (Road & Rail)	261	$27,201
Kellogg Co. (Food Products)	580	36,267
KeyCorp (Banks)	2,552	46,574
Kimberly-Clark Corp. (Household Products)	841	94,621
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	1,015	18,432
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	4,524	81,930
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	377	41,052
Kohl’s Corp. (Multiline Retail)	406	16,955
L Brands, Inc. (Specialty Retail)	580	24,963
L3 Technologies, Inc. (Aerospace & Defense)	174	32,569
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	232	35,661
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	377	78,631
Leggett & Platt, Inc. (Household Durables)	319	15,076
Lennar Corp. - Class A (Household Durables)	493	27,445
Leucadia National Corp. (Diversified Financial Services)	754	19,076
Lincoln National Corp. (Insurance)	522	39,557
LKQ Corp.* (Distributors)	725	27,325
Lockheed Martin Corp. (Aerospace & Defense)	580	178,733
Loews Corp. (Insurance)	638	31,587
Lowe’s Cos., Inc. (Specialty Retail)	2,001	159,979
LyondellBasell Industries N.V. - Class A (Chemicals)	754	78,062
M&T Bank Corp. (Banks)	348	58,036
Macy’s, Inc. (Multiline Retail)	725	13,601
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	2,001	28,454
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,189	71,031
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	726	86,696
Marsh & McLennan Cos., Inc. (Insurance)	1,218	98,573
Martin Marietta Materials, Inc. (Construction Materials)	145	31,443
Masco Corp. (Building Products)	754	30,024
MasterCard, Inc. - Class A (IT Services)	2,204	327,889
Mattel, Inc. (Leisure Products)	812	11,465
McCormick & Co., Inc. (Food Products)	290	28,864
McDonald’s Corp. (Hotels, Restaurants & Leisure)	1,914	319,467
McKesson Corp. (Health Care Providers & Services)	493	67,975
Medtronic PLC (Health Care Equipment & Supplies)	3,190	256,858
Merck & Co., Inc. (Pharmaceuticals)	6,438	354,669
MetLife, Inc. (Insurance)	2,494	133,629
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	58	39,593
MGM Resorts International (Hotels, Restaurants & Leisure)	1,218	38,184
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	348	16,986
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	551	52,235

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	2,610	$115,649
Microsoft Corp. (Software)	18,154	1,510,049
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	261	26,713
Mohawk Industries, Inc.* (Household Durables)	145	37,955
Molson Coors Brewing Co. - Class B (Beverages)	435	35,178
Mondelez International, Inc. - Class A (Food Products)	3,538	146,579
Monsanto Co. (Chemicals)	1,044	126,428
Monster Beverage Corp.* (Beverages)	986	57,119
Moody’s Corp. (Capital Markets)	377	53,689
Morgan Stanley (Capital Markets)	3,335	166,750
Motorola Solutions, Inc. (Communications Equipment)	377	34,134
Mylan N.V.* (Pharmaceuticals)	1,276	45,566
National Oilwell Varco, Inc. (Energy Equipment & Services)	899	30,737
Navient Corp. (Consumer Finance)	638	7,949
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	638	28,340
Netflix, Inc.* (Internet & Direct Marketing Retail)	1,015	199,376
Newell Rubbermaid, Inc. (Household Durables)	1,160	47,305
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	464	14,287
Newmont Mining Corp. (Metals & Mining)	1,247	45,091
News Corp. - Class A (Media)	899	12,280
News Corp. - Class B (Media)	290	4,031
NextEra Energy, Inc. (Electric Utilities)	1,102	170,887
Nielsen Holdings PLC (Professional Services)	783	29,026
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	3,103	170,633
NiSource, Inc. (Multi-Utilities)	754	19,883
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	1,160	32,329
Nordstrom, Inc. (Multiline Retail)	261	10,349
Norfolk Southern Corp. (Road & Rail)	667	87,657
Northern Trust Corp. (Capital Markets)	493	46,105
Northrop Grumman Corp. (Aerospace & Defense)	406	119,985
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	406	22,635
NRG Energy, Inc. (Independent Power & Renewable Electricity Producers)	696	17,400
Nucor Corp. (Metals & Mining)	754	43,604
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,421	293,877
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,798	116,097
Omnicom Group, Inc. (Media)	551	37,022
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	899	48,789
Oracle Corp. (Software)	7,105	361,644
O’Reilly Automotive, Inc.* (Specialty Retail)	203	42,823
PACCAR, Inc. (Machinery)	841	60,325

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Packaging Corp. of America (Containers & Packaging)	232	$26,975
Parker-Hannifin Corp. (Machinery)	319	58,253
Patterson Cos., Inc. (Health Care Providers & Services)	203	7,511
Paychex, Inc. (IT Services)	754	48,098
PayPal Holdings, Inc.* (IT Services)	2,668	193,590
Pentair PLC (Machinery)	377	26,563
People’s United Financial, Inc. (Banks)	812	15,152
PepsiCo, Inc. (Beverages)	3,364	370,814
PerkinElmer, Inc. (Life Sciences Tools & Services)	261	18,876
Perrigo Co. PLC (Pharmaceuticals)	319	25,836
Pfizer, Inc. (Pharmaceuticals)	14,065	493,119
PG&E Corp. (Electric Utilities)	1,218	70,364
Philip Morris International, Inc. (Tobacco)	3,654	382,355
Phillips 66 (Oil, Gas & Consumable Fuels)	1,015	92,446
Pinnacle West Capital Corp. (Electric Utilities)	261	22,892
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	406	60,766
PNC Financial Services Group, Inc. (Banks)	1,131	154,709
PPG Industries, Inc. (Chemicals)	609	70,790
PPL Corp. (Electric Utilities)	1,595	59,908
Praxair, Inc. (Chemicals)	667	97,462
Principal Financial Group, Inc. (Insurance)	638	42,012
Prologis, Inc. (Equity Real Estate Investment Trusts)	1,247	80,531
Prudential Financial, Inc. (Insurance)	1,015	112,117
Public Service Enterprise Group, Inc. (Multi-Utilities)	1,189	58,499
Public Storage (Equity Real Estate Investment Trusts)	348	72,123
PulteGroup, Inc. (Household Durables)	667	20,163
PVH Corp. (Textiles, Apparel & Luxury Goods)	174	22,065
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	290	21,985
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	3,480	177,515
Quanta Services, Inc.* (Construction & Engineering)	348	13,130
Quest Diagnostics, Inc. (Health Care Providers & Services)	319	29,916
Quintiles Transnational Holdings, Inc.* (Life Sciences Tools & Services)	348	37,619
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	116	10,374
Range Resources Corp. (Oil, Gas & Consumable Fuels)	522	9,453
Raymond James Financial, Inc. (Capital Markets)	290	24,586
Raytheon Co. (Aerospace & Defense)	696	125,419
Realty Income Corp. (Equity Real Estate Investment Trusts)	638	34,241
Red Hat, Inc.* (Software)	406	49,057
Regency Centers Corp. (Equity Real Estate Investment Trusts)	348	21,419
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	174	70,056
Regions Financial Corp. (Banks)	2,813	43,545
Republic Services, Inc. - Class A (Commercial Services & Supplies)	551	35,854

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
ResMed, Inc. (Health Care Equipment & Supplies)	348	$29,295
Robert Half International, Inc. (Professional Services)	290	15,013
Rockwell Automation, Inc. (Electrical Equipment)	290	58,238
Rockwell Collins, Inc. (Aerospace & Defense)	377	51,121
Roper Technologies, Inc. (Industrial Conglomerates)	232	59,895
Ross Stores, Inc. (Specialty Retail)	928	58,919
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	406	50,251
S&P Global, Inc. (Capital Markets)	609	95,290
Salesforce.com, Inc.* (Software)	1,595	163,232
SBA Communications Corp.* (Equity Real Estate Investment Trusts)	290	45,582
SCANA Corp. (Multi-Utilities)	348	15,013
Schlumberger, Ltd. (Energy Equipment & Services)	3,277	209,729
Scripps Networks Interactive, Inc. - Class A (Media)	232	19,321
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	667	24,659
Sealed Air Corp. (Containers & Packaging)	435	19,240
Sempra Energy (Multi-Utilities)	580	68,150
Signet Jewelers, Ltd. (Specialty Retail)	145	9,508
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	725	112,615
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	435	49,529
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	232	22,198
Snap-on, Inc. (Machinery)	145	22,878
Southwest Airlines Co. (Airlines)	1,305	70,287
Stanley Black & Decker, Inc. (Machinery)	348	56,219
Starbucks Corp. (Hotels, Restaurants & Leisure)	3,393	186,072
State Street Corp. (Capital Markets)	870	80,040
Stericycle, Inc.* (Commercial Services & Supplies)	203	14,383
Stryker Corp. (Health Care Equipment & Supplies)	754	116,772
SunTrust Banks, Inc. (Banks)	1,131	68,098
Symantec Corp. (Software)	1,450	47,125
Synchrony Financial (Consumer Finance)	1,769	57,705
Synopsys, Inc.* (Software)	348	30,109
Sysco Corp. (Food & Staples Retailing)	1,131	62,906
T. Rowe Price Group, Inc. (Capital Markets)	580	53,882
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	667	27,314
Target Corp. (Multiline Retail)	1,276	75,334
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	841	76,506
TechnipFMC PLC* (Energy Equipment & Services)	1,044	28,595
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,320	224,321
Textron, Inc. (Aerospace & Defense)	638	33,648
The AES Corp. (Independent Power & Renewable Electricity Producers)	1,566	16,647
The Allstate Corp. (Insurance)	841	78,936
The Bank of New York Mellon Corp. (Capital Markets)	2,436	125,332

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Boeing Co. (Aerospace & Defense)	1,305	$336,664
The Charles Schwab Corp. (Capital Markets)	2,813	126,135
The Clorox Co. (Household Products)	290	36,694
The Coca-Cola Co. (Beverages)	9,048	416,027
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	116	27,870
The Estee Lauder Cos., Inc. - Class A (Personal Products)	522	58,365
The Gap, Inc. (Specialty Retail)	522	13,567
The Goldman Sachs Group, Inc. (Capital Markets)	841	203,925
The Goodyear Tire & Rubber Co. (Auto Components)	580	17,742
The Hershey Co. (Food Products)	319	33,871
The Home Depot, Inc. (Specialty Retail)	2,784	461,531
The Interpublic Group of Cos., Inc. (Media)	928	17,864
The JM Smucker Co. - Class A (Food Products)	261	27,679
The Kraft Heinz Co. (Food Products)	1,392	107,643
The Kroger Co. (Food & Staples Retailing)	2,117	43,822
The Macerich Co. (Equity Real Estate Investment Trusts)	261	14,251
The Mosaic Co. (Chemicals)	841	18,788
The NASDAQ OMX Group, Inc. (Capital Markets)	261	18,962
The Priceline Group, Inc.* (Internet & Direct Marketing Retail)	116	221,787
The Procter & Gamble Co. (Household Products)	6,003	518,298
The Progressive Corp. (Insurance)	1,363	66,310
The Sherwin-Williams Co. (Chemicals)	203	80,215
The Southern Co. (Electric Utilities)	2,349	122,618
The TJX Cos., Inc. (Specialty Retail)	1,508	105,258
The Travelers Cos., Inc. (Insurance)	638	84,503
The Walt Disney Co. (Media)	3,625	354,561
The Western Union Co. (IT Services)	1,102	21,886
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,943	55,376
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	957	185,494
Tiffany & Co. (Specialty Retail)	232	21,720
Time Warner, Inc. (Media)	1,827	179,576
Torchmark Corp. (Insurance)	261	21,958
Total System Services, Inc. (IT Services)	406	29,252
Tractor Supply Co. (Specialty Retail)	290	17,475
TransDigm Group, Inc. (Aerospace & Defense)	116	32,190
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	261	9,788
Twenty-First Century Fox, Inc. - Class A (Media)	2,465	64,460
Twenty-First Century Fox, Inc. - Class B (Media)	1,044	26,570
Tyson Foods, Inc. - Class A (Food Products)	667	48,631
U.S. Bancorp (Banks)	3,741	203,436
UDR, Inc. (Equity Real Estate Investment Trusts)	638	24,748
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	145	29,260

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	435	$5,446
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	435	5,016
Union Pacific Corp. (Road & Rail)	1,885	218,265
United Continental Holdings, Inc.* (Airlines)	609	35,614
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	1,624	190,869
United Rentals, Inc.* (Trading Companies & Distributors)	203	28,720
United Technologies Corp. (Aerospace & Defense)	1,740	208,382
UnitedHealth Group, Inc. (Health Care Providers & Services)	2,291	481,613
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	203	20,848
Unum Group (Insurance)	522	27,165
V.F. Corp. (Textiles, Apparel & Luxury Goods)	783	54,536
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	1,044	82,361
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	203	21,151
Ventas, Inc. (Equity Real Estate Investment Trusts)	841	52,773
VeriSign, Inc.* (Internet Software & Services)	203	21,827
Verisk Analytics, Inc.* - Class A (Professional Services)	377	32,064
Verizon Communications, Inc. (Diversified Telecommunication Services)	9,599	459,504
Vertex Pharmaceuticals, Inc.* (Biotechnology)	580	84,813
Viacom, Inc. - Class B (Media)	841	20,209
Visa, Inc. - Class A (IT Services)	4,321	475,223
Vornado Realty Trust (Equity Real Estate Investment Trusts)	406	30,393
Vulcan Materials Co. (Construction Materials)	319	38,839
W.W. Grainger, Inc. (Trading Companies & Distributors)	116	22,933
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	2,175	144,137
Wal-Mart Stores, Inc. (Food & Staples Retailing)	3,451	301,306
Waste Management, Inc. (Commercial Services & Supplies)	957	78,636
Waters Corp.* (Life Sciences Tools & Services)	174	34,113
WEC Energy Group, Inc. (Multi-Utilities)	754	50,812
Wells Fargo & Co. (Banks)	10,527	590,986
Welltower, Inc. (Equity Real Estate Investment Trusts)	870	58,255
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	696	62,132
WestRock Co. (Containers & Packaging)	609	37,350
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	1,769	63,525
Whirlpool Corp. (Household Durables)	174	28,524
Willis Towers Watson PLC (Insurance)	319	51,385
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	232	24,789
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	174	25,663
Xcel Energy, Inc. (Electric Utilities)	1,189	58,879

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Xerox Corp. (Technology Hardware, Storage & Peripherals)	493	$14,943
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	580	42,740
XL Group, Ltd. (Insurance)	609	24,646
Xylem, Inc. (Machinery)	435	28,941
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	812	60,453
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	464	56,432
Zions Bancorp (Banks)	464	21,557
Zoetis, Inc. (Pharmaceuticals)	1,160	74,031
TOTAL COMMON STOCKS (Cost $27,625,585)		51,931,621

	Principal Amount	Value
Repurchase Agreements(a)(b) (38.5%)
Repurchase Agreements with various counterparties, rates 0.93%-1.03%, dated 10/31/17, due 11/1/17, total to be received $29,755,808	$29,755,000	$29,755,000
TOTAL REPURCHASE AGREEMENTS (Cost $29,755,000)		29,755,000

TOTAL INVESTMENT SECURITIES (Cost $57,380,585) - 105.7%		81,686,621
Net other assets (liabilities) - (5.7)%		(4,430,447)

NET ASSETS - 100.0%		$77,256,174

†	Number of shares is less than 0.50.
*	Non-income producing security.
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2017, the aggregate amount held in a segregated account was $1,890,000.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	99	12/18/17	$12,181,899	$12,731,400	$549,501

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	11/27/17	1.75%	$6,551,042	$6,531,574	$(20,197)
S&P 500	UBS AG	11/27/17	1.60%	6,024,195	6,011,306	(13,364)
				$12,575,237	$12,542,880	$(33,561)

(1)	Agreements may be terminated at will by either party without penalty.
(2)

Reflects the floating financing rate, as of October 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

Bull ProFund invested in the following industries as of October 31, 2017:

	Value	% of Net Assets
Aerospace & Defense	$1,277,411	1.7%
Air Freight & Logistics	372,285	0.5%
Airlines	250,920	0.3%
Auto Components	105,609	0.1%
Automobiles	265,741	0.3%
Banks	3,397,927	4.5%
Beverages	1,031,808	1.3%
Biotechnology	1,472,214	1.9%
Building Products	186,101	0.2%
Capital Markets	1,540,706	2.0%
Chemicals	1,177,543	1.5%
Commercial Services & Supplies	159,128	0.2%
Communications Equipment	516,525	0.7%
Construction & Engineering	43,757	0.1%
Construction Materials	70,282	0.1%
Consumer Finance	393,996	0.5%
Containers & Packaging	197,690	0.3%
Distributors	58,029	0.1%
Diversified Consumer Services	12,197	NM
Diversified Financial Services	864,793	1.1%
Diversified Telecommunication Services	989,959	1.3%
Electric Utilities	1,032,068	1.3%
Electrical Equipment	290,718	0.4%
Electronic Equipment, Instruments & Components	220,800	0.3%
Energy Equipment & Services	401,899	0.5%
Equity Real Estate Investment Trusts	1,494,812	1.9%
Food & Staples Retailing	885,291	1.1%
Food Products	630,364	0.8%
Health Care Equipment & Supplies	1,479,568	1.9%
Health Care Providers & Services	1,418,150	1.8%
Health Care Technology	50,910	0.1%
Hotels, Restaurants & Leisure	953,007	1.2%
Household Durables	227,142	0.3%
Household Products	822,912	1.1%
Independent Power & Renewable Electricity Producers	34,047	NM
Industrial Conglomerates	1,050,522	1.4%
Insurance	1,427,180	1.8%
Internet & Direct Marketing Retail	1,492,803	1.9%
Internet Software & Services	2,595,311	3.4%
IT Services	2,138,919	2.8%
Leisure Products	35,631	NM
Life Sciences Tools & Services	438,396	0.6%
Machinery	878,969	1.1%
Media	1,380,149	1.8%
Metals & Mining	132,886	0.2%
Multiline Retail	215,750	0.3%
Multi-Utilities	543,393	0.7%
Oil, Gas & Consumable Fuels	2,677,686	3.5%
Personal Products	75,336	0.1%
Pharmaceuticals	2,438,889	3.2%
Professional Services	144,647	0.2%
Real Estate Management & Development	27,367	NM
Road & Rail	462,943	0.6%
Semiconductors & Semiconductor Equipment	2,096,543	2.7%
Software	2,829,487	3.7%
Specialty Retail	1,071,397	1.4%
Technology Hardware, Storage & Peripherals	2,327,663	3.0%
Textiles, Apparel & Luxury Goods	331,945	0.4%
Tobacco	672,886	0.9%
Trading Companies & Distributors	82,983	0.1%
Water Utilities	35,631	NM
Other**	25,324,553	32.8%
Total	$77,256,174	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Consumer Goods UltraSector ProFund  :: Schedule of Portfolio Investments :: October 31, 2017 (unaudited)

	Shares	Value
Common Stocks (77.0%)
Activision Blizzard, Inc. (Software)	2,581	$169,029
Adient PLC (Auto Components)	323	27,248
Altria Group, Inc. (Tobacco)	6,557	421,091
Archer-Daniels-Midland Co. (Food Products)	1,924	78,634
Autoliv, Inc. (Auto Components)	298	37,208
Avon Products, Inc.* (Personal Products)	1,502	3,425
B&G Foods, Inc. - Class A (Food Products)	230	7,314
BorgWarner, Inc. (Auto Components)	679	35,797
Brown-Forman Corp. - Class A (Beverages)	209	11,982
Brown-Forman Corp. - Class B (Beverages)	670	38,203
Brunswick Corp. (Leisure Products)	305	15,448
Bunge, Ltd. (Food Products)	481	33,083
CalAtlantic Group, Inc. (Household Durables)	258	12,730
Campbell Soup Co. (Food Products)	663	31,406
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	162	15,670
Church & Dwight Co., Inc. (Household Products)	853	38,530
Colgate-Palmolive Co. (Household Products)	3,008	211,914
ConAgra Foods, Inc. (Food Products)	1,420	48,507
Constellation Brands, Inc. - Class A (Beverages)	589	129,044
Cooper Tire & Rubber Co. (Auto Components)	178	5,838
Coty, Inc. (Personal Products)	1,612	24,825
D.R. Horton, Inc. (Household Durables)	1,166	51,549
Dana Holding Corp. (Auto Components)	496	15,123
Darling Ingredients, Inc.* (Food Products)	562	10,257
Dean Foods Co. (Food Products)	313	3,052
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	110	7,506
Delphi Automotive PLC (Auto Components)	909	90,337
Dr. Pepper Snapple Group, Inc. (Beverages)	618	52,938
Edgewell Personal Care Co.* (Personal Products)	195	12,661
Electronic Arts, Inc.* (Software)	1,056	126,298
Energizer Holdings, Inc. (Household Products)	213	9,157
Flowers Foods, Inc. (Food Products)	627	11,932
Ford Motor Co. (Automobiles)	13,364	163,976
General Mills, Inc. (Food Products)	1,971	102,334
General Motors Co. (Automobiles)	4,483	192,679
Gentex Corp. (Auto Components)	978	18,983
Genuine Parts Co. (Distributors)	504	44,468
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	1,246	28,035
Harley-Davidson, Inc. (Automobiles)	584	27,647
Hasbro, Inc. (Leisure Products)	390	36,110
Helen of Troy, Ltd.* (Household Durables)	100	9,290
Herbalife, Ltd.* (Personal Products)	213	15,468
Herman Miller, Inc. (Commercial Services & Supplies)	205	6,888
HNI Corp. (Commercial Services & Supplies)	148	5,065
Hormel Foods Corp. (Food Products)	919	28,636
Ingredion, Inc. (Food Products)	242	30,335
Kellogg Co. (Food Products)	849	53,088
Kimberly-Clark Corp. (Household Products)	1,205	135,575
Lamb Weston Holding, Inc. (Food Products)	501	25,546
Lancaster Colony Corp. (Food Products)	72	9,016
Lear Corp. (Auto Components)	236	41,440
Leggett & Platt, Inc. (Household Durables)	450	21,267
Lennar Corp. - B Shares (Household Durables)	36	1,726
Lennar Corp. - Class A (Household Durables)	697	38,802
Leucadia National Corp. (Diversified Financial Services)	1,085	27,451
LKQ Corp.* (Distributors)	1,056	39,801
lululemon athletica, Inc.* (Textiles, Apparel & Luxury Goods)	333	20,483
Mattel, Inc. (Leisure Products)	1,174	16,577
McCormick & Co., Inc. (Food Products)	408	40,608
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	521	25,430
Mohawk Industries, Inc.* (Household Durables)	218	57,064
Molson Coors Brewing Co. - Class B (Beverages)	629	50,867
Mondelez International, Inc. - Class A (Food Products)	5,147	213,241
Monster Beverage Corp.* (Beverages)	1,417	82,087
Newell Rubbermaid, Inc. (Household Durables)	1,672	68,183
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	4,485	246,630
Nu Skin Enterprises, Inc. - Class A (Personal Products)	169	10,750
NVR, Inc.* (Household Durables)	13	42,658
PepsiCo, Inc. (Beverages)	4,878	537,702
Philip Morris International, Inc. (Tobacco)	5,307	555,324
Pinnacle Foods, Inc. (Food Products)	408	22,203
Polaris Industries, Inc. (Leisure Products)	199	23,568
Pool Corp. (Distributors)	144	17,392
Post Holdings, Inc.* (Food Products)	229	18,991
PulteGroup, Inc. (Household Durables)	949	28,688
PVH Corp. (Textiles, Apparel & Luxury Goods)	263	33,351
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	189	16,902
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	456	14,556
Snap-on, Inc. (Machinery)	197	31,083
Snyder’s-Lance, Inc. (Food Products)	291	10,950
Spectrum Brands Holdings, Inc. (Household Products)	87	9,563
Stanley Black & Decker, Inc. (Machinery)	520	84,006
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	181	7,059
Take-Two Interactive Software, Inc.* (Software)	363	40,166
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	967	39,599
Tempur Sealy International, Inc.* (Household Durables)	154	10,067
Tenneco, Inc. (Auto Components)	181	10,518
Tesla Motors, Inc.* (Automobiles)	449	148,857
The Clorox Co. (Household Products)	439	55,547
The Coca-Cola Co. (Beverages)	13,113	602,936
The Estee Lauder Cos., Inc. - Class A (Personal Products)	765	85,535
The Goodyear Tire & Rubber Co. (Auto Components)	861	26,338
The Hain Celestial Group, Inc.* (Food Products)	353	12,715

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Hershey Co. (Food Products)	484	$51,391
The JM Smucker Co. - Class A (Food Products)	389	41,253
The Kraft Heinz Co. (Food Products)	2,036	157,444
The Middleby Corp.* (Machinery)	197	22,832
The Procter & Gamble Co. (Household Products)	8,713	752,279
Thor Industries, Inc. (Automobiles)	165	22,476
Toll Brothers, Inc. (Household Durables)	523	24,079
TreeHouse Foods, Inc.* (Food Products)	196	13,010
Tupperware Brands Corp. (Household Durables)	173	10,164
Tyson Foods, Inc. - Class A (Food Products)	991	72,254
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	630	7,888
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	634	7,310
US Foods Holding Corp.* (Food & Staples Retailing)	491	13,394
V.F. Corp. (Textiles, Apparel & Luxury Goods)	1,115	77,660
Visteon Corp.* (Auto Components)	107	13,486
WABCO Holdings, Inc.* (Machinery)	171	25,234
Whirlpool Corp. (Household Durables)	247	40,491
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	334	9,118
TOTAL COMMON STOCKS (Cost $4,833,442)		7,571,319

	Principal Amount	Value
Repurchase Agreements(a)(b) (22.4%)
Repurchase Agreements with various counterparties, rates 0.93%-1.03%, dated 10/31/17, due 11/1/17, total to be received $2,196,060	$2,196,000	$2,196,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,196,000)		2,196,000

TOTAL INVESTMENT SECURITIES (Cost $7,029,442) - 99.4%		9,767,319
Net other assets (liabilities) - 0.6%		54,642

NET ASSETS - 100.0%		$9,821,961

*	Non-income producing security.
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2017, the aggregate amount held in a segregated account was $1,567,000.

See accompanying notes to schedules of portfolio investments.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
Dow Jones U.S. Consumer Goods Index	Goldman Sachs International	11/24/17	1.70%	$3,400,086	$3,382,945	$(18,017)
Dow Jones U.S. Consumer Goods Index	UBS AG	11/24/17	1.55%	3,788,877	3,766,913	(22,785)
				$7,188,963	$7,149,858	$(40,802)

(1)	Agreements may be terminated at will by either party without penalty.
(2)

Reflects the floating financing rate, as of October 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

Consumer Goods UltraSector ProFund invested in the following industries as of October 31, 2017:

	Value	% of Net Assets
Auto Components	$322,316	3.3%
Automobiles	555,635	5.7%
Beverages	1,505,759	15.3%
Commercial Services & Supplies	11,953	0.1%
Distributors	101,661	1.0%
Diversified Financial Services	27,451	0.3%
Food & Staples Retailing	13,394	0.1%
Food Products	1,127,200	11.5%
Household Durables	416,758	4.2%
Household Products	1,212,565	12.3%
Leisure Products	91,703	0.9%
Machinery	163,155	1.7%
Personal Products	152,664	1.6%
Software	335,493	3.4%
Textiles, Apparel & Luxury Goods	557,197	5.7%
Tobacco	976,415	9.9%
Other**	2,250,642	23.0%
Total	$9,821,961	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Consumer Services UltraSector ProFund  :: Schedule of Portfolio Investments :: October 31, 2017 (unaudited)

	Shares	Value
Common Stocks (75.6%)
Aaron’s, Inc. (Specialty Retail)	480	$17,664
Acxiom Corp.* (IT Services)	615	15,473
Adtalem Global Education, Inc. (Diversified Consumer Services)	479	17,699
Advance Auto Parts, Inc. (Specialty Retail)	570	46,592
Alaska Air Group, Inc. (Airlines)	953	62,927
Allegiant Travel Co. (Airlines)	97	13,231
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	3,078	3,402,051
AMC Networks, Inc.* - Class A (Media)	402	20,454
American Airlines Group, Inc. (Airlines)	3,346	156,660
American Eagle Outfitters, Inc. (Specialty Retail)	1,298	16,900
AmerisourceBergen Corp. (Health Care Providers & Services)	1,252	96,341
Aramark (Hotels, Restaurants & Leisure)	1,892	82,661
AutoNation, Inc.* (Specialty Retail)	504	23,890
AutoZone, Inc.* (Specialty Retail)	216	127,332
Avis Budget Group, Inc.* (Road & Rail)	561	23,141
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	515	28,536
Bed Bath & Beyond, Inc. (Specialty Retail)	1,112	22,129
Best Buy Co., Inc. (Specialty Retail)	2,048	114,647
Big Lots, Inc. (Multiline Retail)	341	17,497
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	721	12,819
Bright Horizons Family Solutions, Inc.* (Diversified Consumer Services)	384	33,139
Brinker International, Inc. (Hotels, Restaurants & Leisure)	378	11,612
Buffalo Wild Wings, Inc.* (Hotels, Restaurants & Leisure)	120	14,184
Burlington Stores, Inc.* (Specialty Retail)	539	50,607
Cable One, Inc. (Media)	36	25,553
Cardinal Health, Inc. (Health Care Providers & Services)	2,443	151,222
CarMax, Inc.* (Specialty Retail)	1,414	106,191
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	3,148	208,996
Casey’s General Stores, Inc. (Food & Staples Retailing)	295	33,798
CBS Corp. (Media)	58	3,296
CBS Corp. - Class B (Media)	2,810	157,697
Charter Communications, Inc.* - Class A (Media)	1,553	518,966
Chemed Corp. (Health Care Providers & Services)	123	27,482
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	194	52,749
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	279	19,460
Cinemark Holdings, Inc. (Media)	818	29,726
Comcast Corp. - Class A (Media)	36,308	1,308,177
Copart, Inc.* (Commercial Services & Supplies)	1,547	56,142
Costco Wholesale Corp. (Food & Staples Retailing)	3,385	545,256
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	186	29,040
CVS Health Corp. (Food & Staples Retailing)	7,847	537,755
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	968	79,637
Delta Air Lines, Inc. (Airlines)	5,141	257,204
Dick’s Sporting Goods, Inc. (Specialty Retail)	653	15,979
Dillard’s, Inc. - Class A (Multiline Retail)	162	8,230
Discovery Communications, Inc.* - Class A (Media)	1,188	22,429
Discovery Communications, Inc.* - Class C (Media)	1,569	27,944
Dish Network Corp.* - Class A (Media)	1,757	85,285
Dolby Laboratories, Inc. - Class A (Electronic Equipment, Instruments & Components)	448	25,957
Dollar General Corp. (Multiline Retail)	2,011	162,569
Dollar Tree, Inc.* (Multiline Retail)	1,828	166,805
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	338	61,854
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	697	41,172
Expedia, Inc. (Internet & Direct Marketing Retail)	943	117,554
Extended Stay America, Inc. (Hotels, Restaurants & Leisure)	1,485	29,433
Five Below, Inc.* (Specialty Retail)	426	23,537
Foot Locker, Inc. (Specialty Retail)	957	28,787
GameStop Corp. - Class A (Specialty Retail)	782	14,616
Graham Holdings Co. - Class B (Diversified Consumer Services)	36	20,032
Grand Canyon Education, Inc.* (Diversified Consumer Services)	371	33,208
Groupon, Inc.* (Internet & Direct Marketing Retail)	3,047	14,534
H & R Block, Inc. (Diversified Consumer Services)	1,614	39,930
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	497	20,357
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	1,577	113,986
Hyatt Hotels Corp.* - Class A (Hotels, Restaurants & Leisure)	367	22,996
IHS Markit, Ltd.* (Professional Services)	2,804	119,478
J.C. Penney Co., Inc.* (Multiline Retail)	2,399	6,717
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	227	23,497
JetBlue Airways Corp.* (Airlines)	2,539	48,622
John Wiley & Sons, Inc. - Class A (Media)	344	18,800
KAR Auction Services, Inc. (Commercial Services & Supplies)	1,059	50,122
Kohl’s Corp. (Multiline Retail)	1,301	54,330
L Brands, Inc. (Specialty Retail)	1,926	82,895
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	2,810	178,098
Liberty Broadband Corp.* - Class A (Media)	202	17,414
Liberty Broadband Corp.* - Class C (Media)	1,181	103,089
Liberty Expedia Holdings* - Class A (Internet & Direct Marketing Retail)	419	19,316
Liberty Global PLC* - Class A (Media)	1,740	53,679
Liberty Global PLC* - Class C (Media)	4,597	137,404
Liberty Interactive Corp.* - Class G (Internet & Direct Marketing Retail)	3,257	73,999
Liberty LiLAC Group* - Class A (Media)	383	8,319
Liberty LiLAC Group* - Class C (Media)	885	19,470
Liberty Media Group* - Class A (Media)	198	7,207
Liberty Media Group* - Class C (Media)	1,554	59,270
Liberty SiriusXM Group* - Class A (Media)	648	27,028

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Liberty SiriusXM Group* - Class C (Media)	1,310	$54,562
Liberty Ventures* - Class A (Internet & Direct Marketing Retail)	628	35,771
Lions Gate Entertainment Corp.* - Class A (Media)	495	14,365
Lions Gate Entertainment Corp.* - Class B (Media)	855	23,649
Lithia Motors, Inc. - Class A (Specialty Retail)	185	20,938
Live Nation Entertainment, Inc.* (Media)	1,034	45,269
Lowe’s Cos., Inc. (Specialty Retail)	6,516	520,954
Macy’s, Inc. (Multiline Retail)	2,351	44,105
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	2,415	288,562
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	186	24,481
McDonald’s Corp. (Hotels, Restaurants & Leisure)	6,252	1,043,521
McKesson Corp. (Health Care Providers & Services)	1,623	223,779
Meredith Corp. (Media)	305	16,165
MGM Resorts International (Hotels, Restaurants & Leisure)	3,996	125,275
Murphy USA, Inc.* (Specialty Retail)	259	19,259
Netflix, Inc.* (Internet & Direct Marketing Retail)	3,333	654,701
News Corp. - Class A (Media)	2,950	40,297
News Corp. - Class B (Media)	940	13,066
Nexstar Broadcasting Group, Inc. - Class A (Media)	357	22,777
Nielsen Holdings PLC (Professional Services)	2,592	96,085
Nordstrom, Inc. (Multiline Retail)	898	35,606
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	1,374	76,601
Office Depot, Inc. (Specialty Retail)	4,001	12,403
Omnicom Group, Inc. (Media)	1,781	119,665
O’Reilly Automotive, Inc.* (Specialty Retail)	679	143,235
Regal Entertainment Group - Class A (Media)	875	14,306
Rite Aid Corp.* (Food & Staples Retailing)	8,130	13,415
Rollins, Inc. (Commercial Services & Supplies)	740	32,493
Ross Stores, Inc. (Specialty Retail)	3,004	190,724
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	1,328	164,367
Sally Beauty Holdings, Inc.* (Specialty Retail)	1,014	17,552
Scripps Networks Interactive, Inc. - Class A (Media)	741	61,710
Service Corp. International (Diversified Consumer Services)	1,445	51,241
ServiceMaster Global Holdings, Inc.* (Diversified Consumer Services)	1,030	48,523
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	258	11,017
Signet Jewelers, Ltd. (Specialty Retail)	467	30,621
Sinclair Broadcast Group, Inc. - Class A (Media)	595	18,862
Sirius XM Holdings, Inc. (Media)	11,394	61,983
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	614	38,553
Sotheby’s* - Class A (Diversified Consumer Services)	289	14,976
Southwest Airlines Co. (Airlines)	4,251	228,959
Spirit Airlines, Inc.* (Airlines)	535	19,843
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	973	17,991
Starbucks Corp. (Hotels, Restaurants & Leisure)	11,145	611,192
Sysco Corp. (Food & Staples Retailing)	3,749	208,519
Target Corp. (Multiline Retail)	4,216	248,912
TEGNA, Inc. (Media)	1,660	20,302
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	504	25,205
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	337	15,077
The Dun & Bradstreet Corp. (Professional Services)	285	33,297
The Gap, Inc. (Specialty Retail)	1,695	44,053
The Home Depot, Inc. (Specialty Retail)	9,099	1,508,431
The Interpublic Group of Cos., Inc. (Media)	3,036	58,443
The Kroger Co. (Food & Staples Retailing)	6,926	143,368
The Madison Square Garden Co.* - Class A (Media)	128	28,504
The New York Times Co. - Class A (Media)	970	18,527
The Priceline Group, Inc.* (Internet & Direct Marketing Retail)	379	724,633
The TJX Cos., Inc. (Specialty Retail)	4,911	342,788
The Walt Disney Co. (Media)	11,914	1,165,308
The Wendy’s Co. (Hotels, Restaurants & Leisure)	1,409	21,431
Tiffany & Co. (Specialty Retail)	788	73,773
Time Warner, Inc. (Media)	6,004	590,133
Time, Inc. (Media)	769	8,920
Tractor Supply Co. (Specialty Retail)	978	58,934
Tribune Media Co. - Class A (Media)	559	22,880
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	836	31,350
Twenty-First Century Fox, Inc. - Class A (Media)	8,124	212,443
Twenty-First Century Fox, Inc. - Class B (Media)	3,390	86,276
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	450	90,806
United Continental Holdings, Inc.* (Airlines)	1,996	116,726
United Natural Foods, Inc.* (Food & Staples Retailing)	391	15,159
Urban Outfitters, Inc.* (Specialty Retail)	627	15,374
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	309	70,767
Viacom, Inc. - Class A (Media)	65	1,953
Viacom, Inc. - Class B (Media)	2,723	65,434
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	7,103	470,716
Wal-Mart Stores, Inc. (Food & Staples Retailing)	11,298	986,428
Wayfair, Inc.* - Class A (Internet & Direct Marketing Retail)	313	21,879
Williams-Sonoma, Inc. (Specialty Retail)	615	31,734
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	793	84,732
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	618	91,149
Yelp, Inc.* (Internet Software & Services)	581	27,145

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	2,661	$198,111
TOTAL COMMON STOCKS (Cost $11,761,713)		24,125,520

	Principal Amount	Value
Repurchase Agreements(a)(b) (24.2%)
Repurchase Agreements with various counterparties, rates 0.93%-1.03%, dated 10/31/17, due 11/1/17, total to be received $7,718,209	$7,718,000	$7,718,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,718,000)		7,718,000

TOTAL INVESTMENT SECURITIES (Cost $19,479,713) - 99.8%		31,843,520
Net other assets (liabilities) - 0.2%		55,651

NET ASSETS - 100.0%		$31,899,171

*	Non-income producing security.
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2017, the aggregate amount held in a segregated account was $4,923,000.

See accompanying notes to schedules of portfolio investments.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
Dow Jones U.S. Consumer Services Index	Goldman Sachs International	11/24/17	1.70%	$11,775,060	$11,812,599	$34,616
Dow Jones U.S. Consumer Services Index	UBS AG	11/24/17	1.55%	12,057,428	12,094,676	34,668
				$23,832,488	$23,907,275	$69,284

(1)	Agreements may be terminated at will by either party without penalty.
(2)

Reflects the floating financing rate, as of October 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

Consumer Services UltraSector ProFund invested in the following industries as of October 31, 2017:

	Value	% of Net Assets
Airlines	$904,171	2.8%
Commercial Services & Supplies	138,757	0.4%
Diversified Consumer Services	258,748	0.8%
Electronic Equipment, Instruments & Components	25,957	0.1%
Food & Staples Retailing	2,972,405	9.3%
Health Care Providers & Services	498,824	1.6%
Hotels, Restaurants & Leisure	3,881,575	12.2%
Internet & Direct Marketing Retail	5,106,806	16.0%
Internet Software & Services	27,144	0.1%
IT Services	15,473	NM
Media	5,437,007	17.0%
Multiline Retail	744,771	2.3%
Professional Services	248,860	0.8%
Road & Rail	23,141	0.1%
Specialty Retail	3,813,345	12.0%
Trading Companies & Distributors	28,536	0.1%
Other**	7,773,651	24.4%
Total	$31,899,171	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Europe 30 ProFund  :: Schedule of Portfolio Investments :: October 31, 2017 (unaudited)

	Shares	Value
Common Stocks (99.8%)
ArcelorMittal*NYS (Metals & Mining)	16,093	$460,260
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	4,598	831,089
AstraZeneca PLCADR (Pharmaceuticals)	21,736	749,891
Banco Santander S.A.ADR (Banks)	123,101	829,701
Barclays PLCADR (Banks)	44,099	433,934
BP PLCADR (Oil, Gas & Consumable Fuels)	21,318	867,003
British American Tobacco PLCADR (Tobacco)	12,958	834,495
BT Group PLC SponADR (Diversified Telecommunication Services)	21,109	369,619
CRH PLCADR (Construction Materials)	12,331	462,659
Criteo S.A.*ADR (Internet Software & Services)	7,733	323,007
EricssonADR (Communications Equipment)	68,761	429,756
GlaxoSmithKline PLCADR (Pharmaceuticals)	17,765	647,179
HSBC Holdings PLCADR (Banks)	18,392	896,977
ING Groep N.V.ADR (Banks)	36,993	685,110
Koninklijke Philips N.V.NYS (Industrial Conglomerates)	14,003	571,182
Lloyds Banking Group PLCADR (Banks)	171,798	633,935
National Grid PLCADR (Multi-Utilities)	7,315	446,581
Nokia Corp.ADR (Communications Equipment)	89,034	435,376
Prudential PLCADR (Insurance)	12,540	614,836
Rio Tinto PLCADR (Metals & Mining)	15,048	721,251
Royal Dutch Shell PLCADR - Class A (Oil, Gas & Consumable Fuels)	22,781	1,435,887
Ryanair Holdings PLC*ADR (Airlines)	4,598	515,482
S.A.P. SEADR (Software)	8,569	978,580
SanofiADR (Pharmaceuticals)	13,794	652,180
Statoil ASAADR (Oil, Gas & Consumable Fuels)	29,678	602,760
Telefonica S.A.ADR (Diversified Telecommunication Services)	55,385	576,558
Tenaris S.A.ADR (Energy Equipment & Services)	10,868	296,153
TOTAL S.A.ADR (Oil, Gas & Consumable Fuels)	16,511	919,994
Unilever N.V.NYS (Personal Products)	19,646	1,138,682
Vodafone Group PLCADR (Wireless Telecommunication Services)	22,990	666,250
TOTAL COMMON STOCKS (Cost $16,927,790)		20,026,367

TOTAL INVESTMENT SECURITIES (Cost $16,927,790) - 99.8%		20,026,367
Net other assets (liabilities) - 0.2%		30,837

NET ASSETS - 100.0%		$20,057,204

*	Non-income producing security.
ADR	American Depositary Receipt
NYS	New York Shares

See accompanying notes to schedules of portfolio investments.

Europe 30 ProFund invested in the following industries as of October 31, 2017:

	Value	% of Net Assets
Airlines	$515,482	2.6%
Banks	3,479,658	17.3%
Communications Equipment	865,133	4.3%
Construction Materials	462,659	2.3%
Diversified Telecommunication Services	946,176	4.7%
Energy Equipment & Services	296,153	1.5%
Industrial Conglomerates	571,182	2.8%
Insurance	614,836	3.1%
Internet Software & Services	323,007	1.6%
Metals & Mining	1,181,510	5.9%
Multi-Utilities	446,581	2.2%
Oil, Gas & Consumable Fuels	3,825,643	19.1%
Personal Products	1,138,682	5.7%
Pharmaceuticals	2,049,251	10.2%
Semiconductors & Semiconductor Equipment	831,089	4.1%
Software	978,580	4.9%
Tobacco	834,495	4.2%
Wireless Telecommunication Services	666,250	3.3%
Other**	30,837	0.2%
Total	$20,057,204	100.0%

Europe 30 ProFund invested in securities with exposure to the following countries as of October 31, 2017:

	Value	% of Net Assets
Finland	$435,376	2.2%
France	1,895,181	9.4%
Germany	978,580	4.9%
Ireland	978,141	4.9%
Luxembourg	756,413	3.8%
Netherlands	3,523,268	17.6%
Norway	602,760	3.0%
Spain	1,406,259	7.0%
Sweden	429,756	2.1%
United Kingdom	9,020,633	44.9%
Other**	30,837	0.2%
Total	$20,057,204	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Falling U.S. Dollar ProFund  :: Schedule of Portfolio Investments :: October 31, 2017 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (100.8%)
Repurchase Agreements with various counterparties, rates 0.93%-1.03%, dated 10/31/17, due 11/1/17, total to be received $1,771,048	$1,771,000	$1,771,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,771,000)		1,771,000

TOTAL INVESTMENT SECURITIES (Cost $1,771,000) - 100.8%		1,771,000
Net other assets (liabilities) - (0.8)%		(13,688)

NET ASSETS - 100.0%		$1,757,312

(a)                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                 A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. At October 31, 2017, the aggregate amount held in a segregated account was $304,000.

At October 31, 2017, the Falling U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation (Depreciation)
Short:
U.S. dollar	$366,338	British pound	277,960	11/10/17	$369,209	$(2,871)
U.S. dollar	279,932	Canadian dollar	349,879	11/10/17	271,269	8,663
U.S. dollar	1,776,631	Euro	1,500,446	11/10/17	1,748,528	28,103
U.S. dollar	416,518	Japanese yen	46,906,427	11/10/17	412,764	3,754
U.S. dollar	127,228	Swedish krona	1,034,447	11/10/17	123,669	3,559
U.S. dollar	110,177	Swiss franc	107,547	11/10/17	107,900	2,277
Total Short Contracts	$3,076,824				$3,033,339	$43,485

Long:
British pound	330,395	U.S. dollar	$438,804	11/10/17	$438,857	$53
Canadian dollar	485,121	U.S. dollar	388,594	11/10/17	376,125	(12,469)
Euro	1,913,439	U.S. dollar	2,252,309	11/10/17	2,229,805	(22,504)
Japanese yen	63,688,339	U.S. dollar	565,445	11/10/17	560,440	(5,005)
Swedish krona	1,264,872	U.S. dollar	156,095	11/10/17	151,216	(4,879)
Swiss franc	141,814	U.S. dollar	145,901	11/10/17	142,280	(3,621)
Total Long Contracts			$3,947,148		$3,898,723	$(48,425)

At October 31, 2017, the Falling U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation (Depreciation)
Short:
U.S. dollar	$123,885	British pound	94,066	11/10/17	$124,946	$(1,061)
U.S. dollar	94,848	Canadian dollar	118,569	11/10/17	91,929	2,919
U.S. dollar	604,433	Euro	510,589	11/10/17	595,010	9,423
U.S. dollar	141,756	Japanese yen	15,971,257	11/10/17	140,543	1,213
U.S. dollar	43,949	Swedish krona	357,459	11/10/17	42,734	1,215
U.S. dollar	37,645	Swiss franc	36,754	11/10/17	36,875	770
Total Short Contracts	$1,046,516				$1,032,037	$14,479

Long:
British pound	201,956	U.S. dollar	$268,267	11/10/17	$268,254	$(13)
Canadian dollar	187,293	U.S. dollar	150,043	11/10/17	145,212	(4,831)
Euro	966,681	U.S. dollar	1,138,934	11/10/17	1,126,511	(12,423)
Japanese yen	26,605,775	U.S. dollar	236,424	11/10/17	234,124	(2,300)
Swedish krona	736,688	U.S. dollar	90,992	11/10/17	88,072	(2,920)
Swiss franc	65,463	U.S. dollar	67,374	11/10/17	65,678	(1,696)
Total Long Contracts			$1,952,034		$1,927,851	$(24,183)

			Total unrealized appreciation			$61,949
			Total unrealized depreciation			(76,593)
			Total net unrealized appreciation/depreciation			$(14,644)

See accompanying notes to schedules of portfolio investments.

Financials UltraSector ProFund  :: Schedule of Portfolio Investments :: October 31, 2017 (unaudited)

	Shares	Value
Common Stocks (76.1%)
Acadia Realty Trust (Equity Real Estate Investment Trusts)	517	$14,554
Affiliated Managers Group, Inc. (Capital Markets)	290	54,085
Aflac, Inc. (Insurance)	2,203	184,810
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	2,187	44,024
Alexander & Baldwin, Inc. (Real Estate Management & Development)	102	4,614
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	539	66,814
Alleghany Corp.* (Insurance)	34	19,251
Ally Financial, Inc. (Consumer Finance)	2,490	65,064
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	800	33,264
American Express Co. (Consumer Finance)	4,115	393,065
American Financial Group, Inc. (Insurance)	318	33,546
American Homes 4 Rent - Class A (Equity Real Estate Investment Trusts)	1,336	28,430
American International Group, Inc. (Insurance)	5,155	333,065
American Tower Corp. (Equity Real Estate Investment Trusts)	2,444	351,130
Ameriprise Financial, Inc. (Capital Markets)	830	129,928
AmTrust Financial Services, Inc. (Insurance)	540	6,782
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	6,413	73,493
Aon PLC (Insurance)	1,393	199,798
Apartment Investment & Management Co. - Class A (Equity Real Estate Investment Trusts)	846	37,207
Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts)	1,128	21,364
Arch Capital Group, Ltd.* (Insurance)	788	78,516
Arthur J. Gallagher & Co. (Insurance)	1,063	67,320
Aspen Insurance Holdings, Ltd. (Insurance)	299	12,827
Associated Banc-Corp. (Banks)	833	21,075
Assurant, Inc. (Insurance)	285	28,685
Assured Guaranty, Ltd. (Insurance)	596	22,112
Athene Holding, Ltd.* (Insurance)	498	25,961
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	804	145,790
Axis Capital Holdings, Ltd. (Insurance)	516	28,065
BancorpSouth, Inc. (Banks)	519	16,400
Bank of America Corp. (Banks)	55,593	1,522,691
Bank of Hawaii Corp. (Banks)	94	7,671
Bank of the Ozarks, Inc. (Banks)	767	35,758
BankUnited, Inc. (Banks)	569	19,830
BB&T Corp. (Banks)	4,612	227,094
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	10,901	2,037,833
BGC Partners, Inc. - Class A (Capital Markets)	1,354	20,540
BlackRock, Inc. - Class A (Capital Markets)	772	363,480
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	542	17,252
BOK Financial Corp. (Banks)	55	4,756
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	840	101,791
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	1,052	18,399
Brighthouse Financial, Inc.* (Insurance)	544	33,826
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	1,671	29,192
Brown & Brown, Inc. (Insurance)	589	29,356
Camden Property Trust (Equity Real Estate Investment Trusts)	537	48,996
Capital One Financial Corp. (Consumer Finance)	2,731	251,744
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	804	11,087
Cathay General Bancorp, Inc. (Banks)	500	20,900
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)	1,043	8,177
CBOE Holdings, Inc. (Capital Markets)	582	65,801
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	1,662	65,350
Chemical Financial Corp. (Banks)	324	17,072
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts)	1,080	19,764
Chubb, Ltd. (Insurance)	2,691	405,857
Cincinnati Financial Corp. (Insurance)	828	58,101
CIT Group, Inc. (Banks)	798	37,203
Citigroup, Inc. (Banks)	15,496	1,138,955
Citizens Financial Group, Inc. (Banks)	2,769	105,250
CME Group, Inc. (Capital Markets)	1,915	262,681
CNO Financial Group, Inc. (Insurance)	1,038	24,881
Colony NorthStar, Inc. - Class A (Equity Real Estate Investment Trusts)	3,047	37,417
Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts)	766	16,913
Comerica, Inc. (Banks)	1,054	82,813
Commerce Bancshares, Inc. (Banks)	530	30,825
Corecivic, Inc. (Equity Real Estate Investment Trusts)	594	14,648
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	76	8,417
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	552	17,625
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	2,424	21,864
Credit Acceptance Corp.* (Consumer Finance)	28	8,028
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	2,228	238,575
CubeSmart (Equity Real Estate Investment Trusts)	1,063	28,935
Cullen/Frost Bankers, Inc. (Banks)	295	29,058
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	534	32,782
DCT Industrial Trust, Inc. (Equity Real Estate Investment Trusts)	538	31,215
DDR Corp. (Equity Real Estate Investment Trusts)	1,672	12,824
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	1,108	12,033
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,117	132,297
Discover Financial Services (Consumer Finance)	2,153	143,239
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	837	33,304
Duke Realty Corp. (Equity Real Estate Investment Trusts)	1,950	55,536
E*TRADE Financial Corp.* (Capital Markets)	1,605	69,962
East West Bancorp, Inc. (Banks)	818	48,949

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	76	$6,885
Eaton Vance Corp. (Capital Markets)	587	29,626
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	494	17,241
EPR Properties (Equity Real Estate Investment Trusts)	308	21,307
Equinix, Inc. (Equity Real Estate Investment Trusts)	505	234,069
Equity Commonwealth* (Equity Real Estate Investment Trusts)	773	23,229
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts)	525	46,452
Equity Residential (Equity Real Estate Investment Trusts)	2,141	144,005
Erie Indemnity Co. - Class A (Insurance)	41	4,953
Essent Group, Ltd.* (Thrifts & Mortgage Finance)	515	21,949
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	312	81,878
Evercore Partners, Inc. - Class A (Capital Markets)	87	6,969
Everest Re Group, Ltd. (Insurance)	91	21,608
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	777	63,395
F.N.B. Corp. (Banks)	1,878	25,334
FactSet Research Systems, Inc. (Capital Markets)	87	16,519
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	492	59,296
Federated Investors, Inc. - Class B (Capital Markets)	543	16,871
Fifth Third Bancorp (Banks)	4,122	119,126
Financial Engines, Inc. (Capital Markets)	306	11,047
First American Financial Corp. (Insurance)	577	31,400
First Citizens Bancshares, Inc. (Banks)	19	7,695
First Financial Bankshares, Inc. (Banks)	313	14,288
First Horizon National Corp. (Banks)	1,350	25,335
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	597	18,435
First Republic Bank (Banks)	840	81,816
FNF Group (Insurance)	1,600	59,872
Forest City Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	1,587	39,088
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	302	7,453
Franklin Resources, Inc. (Capital Markets)	1,891	79,668
Fulton Financial Corp. (Banks)	1,051	19,128
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts)	1,106	40,413
Genworth Financial, Inc.* - Class A (Insurance)	2,765	9,152
GGP, Inc. (Equity Real Estate Investment Trusts)	3,545	68,986
Glacier Bancorp, Inc. (Banks)	505	19,170
Gramercy Property Trust, Inc. (Equity Real Estate Investment Trusts)	880	26,136
Hancock Holding Co. (Banks)	520	25,350
Hartford Financial Services Group, Inc. (Insurance)	2,135	117,532
HCP, Inc. (Equity Real Estate Investment Trusts)	2,699	69,742
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	772	24,889
Healthcare Trust of America, Inc. - Class A (Equity Real Estate Investment Trusts)	1,108	33,295
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	561	28,639
Home BancShares, Inc. (Banks)	847	19,041
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	862	24,636
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	4,129	80,763
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	842	28,476
Huntington Bancshares, Inc. (Banks)	6,232	86,002
IBERIABANK Corp. (Banks)	285	21,019
Intercontinental Exchange, Inc. (Capital Markets)	3,295	217,800
International Bancshares Corp. (Banks)	286	11,612
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	579	9,970
Invesco, Ltd. (Capital Markets)	2,229	79,776
Investors Bancorp, Inc. (Banks)	1,397	19,209
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	1,416	56,640
Janus Henderson Group PLC (Capital Markets)	1,063	36,939
JBG Smith Properties* (Equity Real Estate Investment Trusts)	539	16,822
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	100	12,949
JPMorgan Chase & Co. (Banks)	19,911	2,003,245
Kemper Corp. (Insurance)	274	17,563
KeyCorp (Banks)	6,226	113,625
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	550	39,177
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	2,437	44,256
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	517	9,663
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	517	36,417
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	583	16,446
Lazard, Ltd. - Class A (Capital Markets)	785	37,319
Legg Mason, Inc. (Capital Markets)	525	20,045
LendingClub Corp.* (Consumer Finance)	2,148	12,222
Lexington Realty Trust (Equity Real Estate Investment Trusts)	1,310	13,257
Liberty Property Trust (Equity Real Estate Investment Trusts)	824	35,333
Life Storage, Inc. (Equity Real Estate Investment Trusts)	103	8,324
Lincoln National Corp. (Insurance)	1,321	100,105
Loews Corp. (Insurance)	1,607	79,563
LPL Financial Holdings, Inc. (Capital Markets)	531	26,343
M&T Bank Corp. (Banks)	834	139,086
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	531	12,091
Markel Corp.* (Insurance)	31	33,613
MarketAxess Holdings, Inc. (Capital Markets)	83	14,442
Marsh & McLennan Cos., Inc. (Insurance)	2,961	239,634
MasterCard, Inc. - Class A (IT Services)	5,222	776,877

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
MB Financial, Inc. (Banks)	518	$23,797
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	2,134	28,233
Mercury General Corp. (Insurance)	81	4,534
MetLife, Inc. (Insurance)	6,006	321,801
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	2,206	18,177
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	2,149	30,731
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	584	59,772
Moody’s Corp. (Capital Markets)	866	123,327
Morgan Stanley (Capital Markets)	7,946	397,299
MSCI, Inc. - Class A (Capital Markets)	531	62,318
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	91	6,933
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	828	33,269
Navient Corp. (Consumer Finance)	1,603	19,973
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	1,677	29,566
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	2,743	34,453
Northern Trust Corp. (Capital Markets)	1,140	106,613
Old Republic International Corp. (Insurance)	1,373	27,858
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	1,101	31,775
Outfront Media, Inc. (Equity Real Estate Investment Trusts)	805	18,877
PacWest Bancorp (Banks)	746	36,047
Paramount Group, Inc. (Equity Real Estate Investment Trusts)	1,113	17,719
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	817	23,521
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	319	11,376
People’s United Financial, Inc. (Banks)	1,925	35,921
Physicians Realty Trust (Equity Real Estate Investment Trusts)	1,058	18,388
Piedmont Office Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	820	15,859
Pinnacle Financial Partners, Inc. (Banks)	495	32,769
PNC Financial Services Group, Inc. (Banks)	2,721	372,205
Popular, Inc. (Banks)	558	20,467
Potlatch Corp. (Equity Real Estate Investment Trusts)	90	4,662
PRA Group, Inc.* (Consumer Finance)	100	2,790
Primerica, Inc. (Insurance)	99	8,762
Principal Financial Group, Inc. (Insurance)	1,591	104,767
ProAssurance Corp. (Insurance)	284	15,918
Prologis, Inc. (Equity Real Estate Investment Trusts)	3,004	193,999
Prosperity Bancshares, Inc. (Banks)	320	21,050
Prudential Financial, Inc. (Insurance)	2,440	269,522
Public Storage (Equity Real Estate Investment Trusts)	829	171,811
Quality Care Properties* (Equity Real Estate Investment Trusts)	540	8,548
Radian Group, Inc. (Thrifts & Mortgage Finance)	1,141	23,915
Raymond James Financial, Inc. (Capital Markets)	782	66,298
Rayonier, Inc. (Equity Real Estate Investment Trusts)	783	23,474
Realogy Holdings Corp. (Real Estate Management & Development)	800	25,864
Realty Income Corp. (Equity Real Estate Investment Trusts)	1,603	86,033
Regency Centers Corp. (Equity Real Estate Investment Trusts)	826	50,840
Regions Financial Corp. (Banks)	6,797	105,218
Reinsurance Group of America, Inc. (Insurance)	309	46,158
RenaissanceRe Holdings, Ltd. (Insurance)	89	12,314
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	1,341	16,387
RLI Corp. (Insurance)	86	5,082
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	1,051	22,765
Ryman Hospitality Properties, Inc. (Equity Real Estate Investment Trusts)	279	18,450
S&P Global, Inc. (Capital Markets)	1,399	218,902
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	1,012	20,159
SBA Communications Corp.* (Equity Real Estate Investment Trusts)	765	120,243
SEI Investments Co. (Capital Markets)	789	50,898
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	1,356	24,950
Signature Bank* (Banks)	288	37,443
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	1,684	261,577
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	551	52,720
SLM Corp.* (Consumer Finance)	2,450	25,946
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	2,675	22,229
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,407	30,265
Starwood Waypoint Homes (Equity Real Estate Investment Trusts)	782	28,394
State Street Corp. (Capital Markets)	2,156	198,352
Sterling Bancorp (Banks)	1,329	33,291
Stifel Financial Corp. (Capital Markets)	317	16,811
STORE Capital Corp. (Equity Real Estate Investment Trusts)	864	21,332
Sun Communities, Inc. (Equity Real Estate Investment Trusts)	507	45,762
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	1,329	21,689
SunTrust Banks, Inc. (Banks)	2,723	163,952
SVB Financial Group* (Banks)	283	62,056
Synchrony Financial (Consumer Finance)	4,312	140,657
Synovus Financial Corp. (Banks)	767	35,934
T. Rowe Price Group, Inc. (Capital Markets)	1,362	126,530
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	542	12,331
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	300	14,166
TCF Financial Corp. (Banks)	1,044	19,022
TD Ameritrade Holding Corp. (Capital Markets)	1,391	69,536
Texas Capital Bancshares, Inc.* (Banks)	276	23,750
The Allstate Corp. (Insurance)	2,128	199,734
The Bank of New York Mellon Corp. (Capital Markets)	5,774	297,072

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Charles Schwab Corp. (Capital Markets)	6,789	$304,419
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	773	20,059
The Goldman Sachs Group, Inc. (Capital Markets)	1,959	475,017
The Hanover Insurance Group, Inc. (Insurance)	94	9,248
The Howard Hughes Corp.* (Real Estate Management & Development)	84	10,721
The Macerich Co. (Equity Real Estate Investment Trusts)	573	31,286
The NASDAQ OMX Group, Inc. (Capital Markets)	591	42,936
The Progressive Corp. (Insurance)	3,281	159,621
The Travelers Cos., Inc. (Insurance)	1,607	212,847
The Western Union Co. (IT Services)	2,688	53,384
Torchmark Corp. (Insurance)	572	48,122
Trustmark Corp. (Banks)	316	10,409
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	1,935	18,963
U.S. Bancorp (Banks)	8,997	489,256
UDR, Inc. (Equity Real Estate Investment Trusts)	1,589	61,637
UMB Financial Corp. (Banks)	97	7,132
Umpqua Holdings Corp. (Banks)	1,318	26,966
United Bankshares, Inc. (Banks)	564	20,276
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	863	15,103
Unum Group (Insurance)	1,330	69,213
Urban Edge Properties (Equity Real Estate Investment Trusts)	566	13,278
Validus Holdings, Ltd. (Insurance)	507	26,405
Valley National Bancorp (Banks)	1,415	16,273
Ventas, Inc. (Equity Real Estate Investment Trusts)	1,951	122,425
VEREIT, Inc. (Equity Real Estate Investment Trusts)	5,477	43,214
Visa, Inc. - Class A (IT Services)	10,359	1,139,282
Vornado Realty Trust (Equity Real Estate Investment Trusts)	1,046	78,304
Voya Financial, Inc. (Diversified Financial Services)	1,062	42,650
W.R. Berkley Corp. (Insurance)	544	37,308
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	517	9,663
Washington Federal, Inc. (Thrifts & Mortgage Finance)	529	18,409
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	1,075	8,417
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	502	16,159
Webster Financial Corp. (Banks)	536	29,475
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	596	18,148
Wells Fargo & Co. (Banks)	25,332	1,422,137
Welltower, Inc. (Equity Real Estate Investment Trusts)	2,145	143,629
Western Alliance Bancorp* (Banks)	547	30,523
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	4,323	155,240
White Mountains Insurance Group, Ltd. (Insurance)	9	8,002
Willis Towers Watson PLC (Insurance)	795	128,059
Wintrust Financial Corp. (Banks)	290	23,574
WP Carey, Inc. (Equity Real Estate Investment Trusts)	569	38,777
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	568	12,360
XL Group, Ltd. (Insurance)	1,401	56,698
Zions Bancorp (Banks)	1,112	51,664
TOTAL COMMON STOCKS (Cost $22,108,158)		28,469,723

	Principal Amount	Value
Repurchase Agreements(a)(b) (25.3%)
Repurchase Agreements with various counterparties, rates 0.93%-1.03%, dated 10/31/17, due 11/1/17, total to be received $9,482,257	$9,482,000	$9,482,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,482,000)		9,482,000

TOTAL INVESTMENT SECURITIES (Cost $31,590,158) - 101.4%		37,951,723
Net other assets (liabilities) - (1.4)%		(540,155)

NET ASSETS - 100.0%		$37,411,568

*                         Non-income producing security.

(a)                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2017, the aggregate amount held in a segregated account was $3,517,000.

See accompanying notes to schedules of portfolio investments.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
Dow Jones U.S. Financials Index	Goldman Sachs International	11/24/17	1.70%	$13,715,110	$13,724,183	$7,660
Dow Jones U.S. Financials Index	UBS AG	11/24/17	1.65%	13,916,396	13,921,495	3,938
				$27,631,506	$27,645,678	$11,598

(1)                 Agreements may be terminated at will by either party without penalty.

(2)                 Reflects the floating financing rate, as of October 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

Financials UltraSector ProFund invested in the following industries as of October 31, 2017:

	Value	% of Net Assets
Banks	$9,266,988	24.8%
Capital Markets	4,125,832	11.0%
Consumer Finance	1,062,728	2.8%
Diversified Financial Services	2,080,483	5.6%
Equity Real Estate Investment Trusts	5,362,906	14.3%
Insurance	4,079,727	10.9%
IT Services	1,969,543	5.3%
Mortgage Real Estate Investment Trusts	261,474	0.7%
Real Estate Management & Development	119,498	0.3%
Thrifts & Mortgage Finance	140,544	0.4%
Other**	8,941,845	23.9%
Total	$37,411,568	100.0%

**                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Health Care UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2017 (unaudited)

	Shares	Value
Common Stocks (72.3%)
Abbott Laboratories (Health Care Equipment & Supplies)	26,254	$1,423,754
AbbVie, Inc. (Biotechnology)	24,086	2,173,761
ABIOMED, Inc.* (Health Care Equipment & Supplies)	629	121,347
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	1,228	38,510
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	1,457	50,747
Aetna, Inc. (Health Care Providers & Services)	5,010	851,849
Agios Pharmaceuticals, Inc.* (Biotechnology)	623	40,040
Akorn, Inc.* (Pharmaceuticals)	1,414	46,054
Alexion Pharmaceuticals, Inc.* (Biotechnology)	3,370	403,254
Align Technology, Inc.* (Health Care Equipment & Supplies)	1,091	260,727
Alkermes PLC* (Biotechnology)	2,317	112,977
Allergan PLC (Pharmaceuticals)	5,048	894,657
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	1,145	139,507
Amgen, Inc. (Biotechnology)	11,027	1,932,150
Anthem, Inc. (Health Care Providers & Services)	3,963	829,099
Bard (C.R.), Inc. (Health Care Equipment & Supplies)	1,098	359,123
Baxter International, Inc. (Health Care Equipment & Supplies)	7,569	487,973
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	3,433	716,364
Biogen, Inc.* (Biotechnology)	3,201	997,624
BioMarin Pharmaceutical, Inc.* (Biotechnology)	2,654	217,867
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	303	66,596
Bio-Techne Corp. (Life Sciences Tools & Services)	564	73,895
Bioverativ, Inc.* (Biotechnology)	1,636	92,434
Bluebird Bio, Inc.* (Biotechnology)	682	94,866
Boston Scientific Corp.* (Health Care Equipment & Supplies)	20,734	583,455
Bristol-Myers Squibb Co. (Pharmaceuticals)	24,772	1,527,442
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	2,812	28,204
Bruker Corp. (Life Sciences Tools & Services)	1,560	48,984
Catalent, Inc.* (Pharmaceuticals)	1,983	84,456
Celgene Corp.* (Biotechnology)	11,825	1,193,970
Centene Corp.* (Health Care Providers & Services)	2,601	243,636
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	724	84,194
Cigna Corp. (Health Care Providers & Services)	3,808	751,014
Clovis Oncology, Inc.* (Biotechnology)	740	55,774
Danaher Corp. (Health Care Equipment & Supplies)	9,232	851,837
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	2,307	140,127
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	3,474	212,157
DexCom, Inc.* (Health Care Equipment & Supplies)	1,311	58,956
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	3,197	326,829
Eli Lilly & Co. (Pharmaceuticals)	14,641	1,199,684
Endo International PLC* (Pharmaceuticals)	3,037	19,376
Envision Healthcare Corp.* (Health Care Providers & Services)	1,831	78,001
Exact Sciences Corp.* (Biotechnology)	1,793	98,597
Exelixis, Inc.* (Biotechnology)	4,216	104,515
Express Scripts Holding Co.* (Health Care Providers & Services)	8,733	535,246
Gilead Sciences, Inc. (Biotechnology)	19,728	1,478,811
Haemonetics Corp.* (Health Care Equipment & Supplies)	797	37,905
Halyard Health, Inc.* (Health Care Equipment & Supplies)	713	30,053
HCA Holdings, Inc.* (Health Care Providers & Services)	4,370	330,591
Healthcare Services Group, Inc. (Commercial Services & Supplies)	1,106	58,496
HealthSouth Corp. (Health Care Providers & Services)	1,487	68,610
Henry Schein, Inc.* (Health Care Providers & Services)	2,402	188,797
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	1,001	80,791
Hologic, Inc.* (Health Care Equipment & Supplies)	4,234	160,257
Horizon Pharma PLC* (Pharmaceuticals)	2,469	33,480
Humana, Inc. (Health Care Providers & Services)	2,185	557,940
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	1,322	219,677
Illumina, Inc.* (Life Sciences Tools & Services)	2,206	452,649
Impax Laboratories, Inc.* (Pharmaceuticals)	1,122	20,364
INC Research Holdings, Inc.* - Class A (Life Sciences Tools & Services)	848	48,463
Incyte Corp.* (Biotechnology)	2,576	291,732
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	950	44,441
Intercept Pharmaceuticals, Inc.* (Biotechnology)	257	15,839
Intrexon Corp.* (Biotechnology)	940	15,369
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	1,689	633,983
Ionis Pharmaceuticals, Inc.* (Biotechnology)	1,882	107,481
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	904	127,943
Johnson & Johnson (Pharmaceuticals)	40,548	5,652,796
Juno Therapeutics, Inc.* (Biotechnology)	1,287	57,799
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	1,544	237,328
LifePoint Health, Inc.* (Health Care Providers & Services)	604	29,083

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	314	$45,640
Magellan Health, Inc.* (Health Care Providers & Services)	354	30,196
Mallinckrodt PLC* (Pharmaceuticals)	1,464	46,365
Masimo Corp.* (Health Care Equipment & Supplies)	727	63,802
MEDNAX, Inc.* (Health Care Providers & Services)	1,412	61,831
Medtronic PLC (Health Care Equipment & Supplies)	20,468	1,648,083
Merck & Co., Inc. (Pharmaceuticals)	41,323	2,276,484
Molina Healthcare, Inc.* (Health Care Providers & Services)	659	44,700
Mylan N.V.* (Pharmaceuticals)	8,099	289,215
Myriad Genetics, Inc.* (Biotechnology)	1,038	35,583
Nektar Therapeutics* (Pharmaceuticals)	2,368	57,045
Neurocrine Biosciences, Inc.* (Biotechnology)	1,333	82,793
NuVasive, Inc.* (Health Care Equipment & Supplies)	771	43,739
OPKO Health, Inc.* (Biotechnology)	5,496	36,988
Owens & Minor, Inc. (Health Care Providers & Services)	921	22,629
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	607	19,454
Patterson Cos., Inc. (Health Care Providers & Services)	1,238	45,806
Perrigo Co. PLC (Pharmaceuticals)	2,001	162,061
Pfizer, Inc. (Pharmaceuticals)	90,175	3,161,536
Portola Pharmaceuticals, Inc.* (Biotechnology)	952	47,038
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	752	61,235
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	802	37,614
Quest Diagnostics, Inc. (Health Care Providers & Services)	2,055	192,718
Quintiles Transnational Holdings, Inc.* (Life Sciences Tools & Services)	2,287	247,225
Radius Health, Inc.* (Biotechnology)	596	19,138
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,158	466,234
ResMed, Inc. (Health Care Equipment & Supplies)	2,152	181,155
Seattle Genetics, Inc.* (Biotechnology)	1,445	88,593
STERIS PLC (Health Care Equipment & Supplies)	1,288	120,209
Stryker Corp. (Health Care Equipment & Supplies)	4,866	753,597
Teleflex, Inc. (Health Care Equipment & Supplies)	675	159,962
Tenet Healthcare Corp.* (Health Care Providers & Services)	1,213	17,322
TESARO, Inc.* (Biotechnology)	572	66,220
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	743	178,513
The Medicines Co.* (Pharmaceuticals)	959	27,562
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	6,049	1,172,479
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	595	27,424
United Therapeutics Corp.* (Biotechnology)	652	77,321
UnitedHealth Group, Inc. (Health Care Providers & Services)	14,612	3,071,734
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	1,338	137,413
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	1,387	144,512
Vertex Pharmaceuticals, Inc.* (Biotechnology)	3,813	557,575
Waters Corp.* (Life Sciences Tools & Services)	1,201	235,456
WellCare Health Plans, Inc.* (Health Care Providers & Services)	667	131,893
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	1,118	113,365
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	3,055	371,549
Zoetis, Inc. (Pharmaceuticals)	7,418	473,417
TOTAL COMMON STOCKS (Cost $38,411,392)		48,984,730

Contingent Right (NM)
Dyax Corp.*^+(a) (Biotechnology)	1,873	2,079

TOTAL CONTINGENT RIGHT (Cost $—)		2,079

	Principal Amount	Value
Repurchase Agreements(b)(c) (27.4%)
Repurchase Agreements with various counterparties, rates 0.93%-1.03%, dated 10/31/17, due 11/1/17, total to be received $18,524,503	$18,524,000	$18,524,000
TOTAL REPURCHASE AGREEMENTS (Cost $18,524,000)		18,524,000

TOTAL INVESTMENT SECURITIES (Cost $56,935,392) - 99.7%		67,510,809
Net other assets (liabilities) - 0.3%		175,198

NET ASSETS - 100.0%		$67,686,007

*	Non-income producing security.
+	This security was fair valued based on procedures approved by the Board of Trustees. As of October 31, 2017, this security represented less than 0.005% of the net assets of the Fund.
^	The Advisor has deemed this security to be illiquid. As of October 31, 2017, this security represented less than 0.005% of the net assets of the Fund.
(a)

Expiration is on or before December 31, 2019; expiration is subject to contingencies.  Rights entitle the Fund to cash if the company receives U.S. Food and Drug Administration approval on specific medication that is being developed.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2017, the aggregate amount held in a segregated account was $10,268,000.

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
Dow Jones U.S. Health Care Index	Goldman Sachs International	11/24/17	1.70%	$26,386,828	$25,630,219	$(766,516)
Dow Jones U.S. Health Care Index	UBS AG	11/24/17	1.55%	27,664,572	26,894,694	(779,047)
				$54,051,400	$52,524,913	$(1,545,563)

(1)	Agreements may be terminated at will by either party without penalty.
(2)

Reflects the floating financing rate, as of October 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

Health Care UltraSector ProFund invested in the following industries as of October 31, 2017:

	Value	% of Net Assets
Biotechnology	$11,227,740	16.6%
Commercial Services & Supplies	58,496	0.1%
Health Care Equipment & Supplies	10,388,115	15.3%
Health Care Providers & Services	8,664,277	12.8%
Life Sciences Tools & Services	2,491,176	3.7%
Pharmaceuticals	16,157,005	23.9%
Other**	18,699,198	27.6%
Total	$67,686,007	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Industrials UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2017 (unaudited)

	Shares	Value
Common Stocks (75.0%)
3M Co. (Industrial Conglomerates)	4,550	$1,047,365
A.O. Smith Corp. (Building Products)	1,100	65,120
Accenture PLC - Class A (IT Services)	4,667	664,395
Actuant Corp. - Class A (Machinery)	497	12,674
Acuity Brands, Inc. (Electrical Equipment)	351	58,687
AECOM Technology Corp.* (Construction & Engineering)	1,185	41,546
AGCO Corp. (Machinery)	549	37,645
Agilent Technologies, Inc. (Life Sciences Tools & Services)	2,436	165,720
Air Lease Corp. (Trading Companies & Distributors)	739	32,110
Allegion PLC (Building Products)	731	60,958
Alliance Data Systems Corp. (IT Services)	402	89,939
Allison Transmission Holdings, Inc. (Machinery)	1,057	44,912
AMETEK, Inc. (Electrical Equipment)	1,742	117,568
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	2,304	200,447
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	241	16,557
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	325	20,686
AptarGroup, Inc. (Containers & Packaging)	522	45,451
Arconic, Inc. (Aerospace & Defense)	3,220	80,886
Armstrong World Industries, Inc.* (Building Products)	441	22,535
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	675	56,423
Automatic Data Processing, Inc. (IT Services)	3,341	388,425
Avery Dennison Corp. (Containers & Packaging)	676	71,771
Avnet, Inc. (Electronic Equipment, Instruments & Components)	905	36,019
Ball Corp. (Containers & Packaging)	2,690	115,482
Barnes Group, Inc. (Machinery)	413	26,882
Belden, Inc. (Electronic Equipment, Instruments & Components)	352	28,128
Bemis Co., Inc. (Containers & Packaging)	696	31,334
Berry Plastics Group, Inc.* (Containers & Packaging)	966	57,429
Booz Allen Hamilton Holding Corp. (IT Services)	1,118	42,249
Broadridge Financial Solutions, Inc. (IT Services)	910	78,187
BWX Technologies, Inc. (Aerospace & Defense)	767	45,959
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	1,049	82,378
Carlisle Cos., Inc. (Industrial Conglomerates)	526	57,771
Caterpillar, Inc. (Machinery)	4,502	611,371
Chicago Bridge & Iron Co. N.V. (Construction & Engineering)	783	10,915
Cintas Corp. (Commercial Services & Supplies)	651	97,025
Clean Harbors, Inc.* (Commercial Services & Supplies)	433	23,170
Cognex Corp. (Electronic Equipment, Instruments & Components)	661	81,402
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	205	53,856
Colfax Corp.* (Machinery)	760	31,700
Conduent, Inc.* (IT Services)	1,519	23,514
Convergys Corp. (IT Services)	717	18,448
CoreLogic, Inc.* (IT Services)	645	30,251
CoStar Group, Inc.* (Internet Software & Services)	297	87,838
Covanta Holding Corp. (Commercial Services & Supplies)	971	15,633
Crane Co. (Machinery)	422	35,077
Crown Holdings, Inc.* (Containers & Packaging)	1,004	60,411
CSX Corp. (Road & Rail)	6,947	350,337
Cummins, Inc. (Machinery)	1,192	210,841
Curtiss-Wright Corp. (Aerospace & Defense)	368	43,516
Deere & Co. (Machinery)	2,424	322,100
Deluxe Corp. (Commercial Services & Supplies)	403	28,069
Donaldson Co., Inc. (Machinery)	972	45,888
Dover Corp. (Machinery)	1,177	112,392
Eagle Materials, Inc. (Construction Materials)	404	42,650
Eaton Corp. PLC (Electrical Equipment)	3,345	267,667
EMCOR Group, Inc. (Construction & Engineering)	493	39,691
Emerson Electric Co. (Electrical Equipment)	4,851	312,695
EnerSys (Electrical Equipment)	361	25,043
Equifax, Inc. (Professional Services)	883	95,831
Esterline Technologies Corp.* (Aerospace & Defense)	220	20,867
Euronet Worldwide, Inc.* (IT Services)	438	42,328
Expeditors International of Washington, Inc. (Air Freight & Logistics)	1,385	80,856
Fastenal Co. (Trading Companies & Distributors)	2,159	101,409
FedEx Corp. (Air Freight & Logistics)	1,876	423,620
Fidelity National Information Services, Inc. (IT Services)	2,529	234,590
First Data Corp.* (IT Services)	3,264	58,132
Fiserv, Inc.* (IT Services)	1,573	203,593
FleetCor Technologies, Inc.* (IT Services)	708	117,011
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	1,023	47,897
Flowserve Corp. (Machinery)	968	42,660
Fluor Corp. (Construction & Engineering)	1,045	45,030
Fortive Corp. (Machinery)	2,300	166,198
Fortune Brands Home & Security, Inc. (Building Products)	1,163	76,828
FTI Consulting, Inc.* (Professional Services)	329	14,065
GATX Corp. (Trading Companies & Distributors)	322	19,130
Generac Holdings, Inc.* (Electrical Equipment)	518	26,983
General Dynamics Corp. (Aerospace & Defense)	2,140	434,377
General Electric Co. (Industrial Conglomerates)	65,632	1,323,141

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Genesee & Wyoming, Inc.* - Class A (Road & Rail)	512	$36,751
Genpact, Ltd. (IT Services)	908	27,649
Global Payments, Inc. (IT Services)	1,150	119,543
Graco, Inc. (Machinery)	466	61,414
Graphic Packaging Holding Co. (Containers & Packaging)	2,341	36,262
HD Supply Holdings, Inc.* (Trading Companies & Distributors)	1,435	50,785
HEICO Corp. (Aerospace & Defense)	217	19,678
HEICO Corp. - Class A (Aerospace & Defense)	379	28,842
Hexcel Corp. (Aerospace & Defense)	688	41,755
Hillenbrand, Inc. (Machinery)	525	20,764
Honeywell International, Inc. (Industrial Conglomerates)	5,749	828,776
Hubbell, Inc. (Electrical Equipment)	456	57,374
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	378	88,010
IDEX Corp. (Machinery)	637	81,670
Illinois Tool Works, Inc. (Machinery)	2,340	366,256
Ingersoll-Rand PLC (Machinery)	1,933	171,264
International Paper Co. (Containers & Packaging)	3,139	179,770
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	314	66,854
Itron, Inc.* (Electronic Equipment, Instruments & Components)	284	22,195
ITT, Inc. (Machinery)	673	31,389
J.B. Hunt Transport Services, Inc. (Road & Rail)	651	69,260
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	1,373	38,828
Jack Henry & Associates, Inc. (IT Services)	645	71,034
Jacobs Engineering Group, Inc. (Construction & Engineering)	882	51,342
Johnson Controls International PLC (Building Products)	7,046	291,634
Kansas City Southern Industries, Inc. (Road & Rail)	818	85,252
KBR, Inc. (Construction & Engineering)	1,045	20,513
Kennametal, Inc. (Machinery)	612	26,714
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,424	63,610
Kirby Corp.* (Marine)	448	31,741
KLX, Inc.* (Aerospace & Defense)	428	23,480
L3 Technologies, Inc. (Aerospace & Defense)	651	121,854
Landstar System, Inc. (Road & Rail)	349	34,464
Lennox International, Inc. (Building Products)	316	60,397
Lincoln Electric Holdings, Inc. (Machinery)	516	47,302
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	189	39,501
Lockheed Martin Corp. (Aerospace & Defense)	1,907	587,661
Louisiana-Pacific Corp.* (Paper & Forest Products)	1,086	29,517
Macquarie Infrastructure Corp. (Transportation Infrastructure)	647	44,999
ManpowerGroup, Inc. (Professional Services)	556	68,544
Martin Marietta Materials, Inc. (Construction Materials)	523	113,413
Masco Corp. (Building Products)	2,414	96,125
MasTec, Inc.* (Construction & Engineering)	558	24,301
MAXIMUS, Inc. (IT Services)	540	35,872
MDU Resources Group, Inc. (Multi-Utilities)	1,507	41,216
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	214	146,083
Moog, Inc.* - Class A (Aerospace & Defense)	269	23,607
MRC Global, Inc.* (Trading Companies & Distributors)	727	12,468
MSA Safety, Inc. (Commercial Services & Supplies)	283	22,499
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	376	31,170
Mueller Industries, Inc. (Machinery)	480	16,680
National Instruments Corp. (Electronic Equipment, Instruments & Components)	831	37,395
Nordson Corp. (Machinery)	423	53,590
Norfolk Southern Corp. (Road & Rail)	2,160	283,867
Northrop Grumman Corp. (Aerospace & Defense)	1,330	393,055
NOW, Inc.* (Trading Companies & Distributors)	837	10,479
Old Dominion Freight Line, Inc. (Road & Rail)	570	69,044
Orbital ATK, Inc. (Aerospace & Defense)	480	63,806
Oshkosh Corp. (Machinery)	623	57,042
Owens Corning (Building Products)	866	71,610
Owens-Illinois, Inc.* (Containers & Packaging)	1,237	29,552
PACCAR, Inc. (Machinery)	2,687	192,739
Packaging Corp. of America (Containers & Packaging)	726	84,412
Parker-Hannifin Corp. (Machinery)	989	180,601
Paychex, Inc. (IT Services)	2,424	154,627
PayPal Holdings, Inc.* (IT Services)	8,574	622,129
Pentair PLC (Machinery)	1,255	88,427
PerkinElmer, Inc. (Life Sciences Tools & Services)	858	62,051
Quanta Services, Inc.* (Construction & Engineering)	1,139	42,974
Raytheon Co. (Aerospace & Defense)	2,177	392,295
Regal Beloit Corp. (Electrical Equipment)	371	30,107
Republic Services, Inc. - Class A (Commercial Services & Supplies)	1,727	112,376
Robert Half International, Inc. (Professional Services)	931	48,198
Rockwell Automation, Inc. (Electrical Equipment)	949	190,578
Rockwell Collins, Inc. (Aerospace & Defense)	1,233	167,195
Roper Technologies, Inc. (Industrial Conglomerates)	791	204,212
Ryder System, Inc. (Road & Rail)	441	35,756

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Sabre Corp. (IT Services)	1,557	$30,455
Sealed Air Corp. (Containers & Packaging)	1,463	64,708
Sensata Technologies Holding N.V.* (Electrical Equipment)	1,306	63,876
Silgan Holdings, Inc. (Containers & Packaging)	616	18,018
Sonoco Products Co. (Containers & Packaging)	768	39,775
Spirit AeroSystems Holdings, Inc. - Class A (Aerospace & Defense)	926	74,173
Square, Inc.* (IT Services)	1,918	71,330
Stericycle, Inc.* (Commercial Services & Supplies)	651	46,123
Summit Materials, Inc.* - Class A (Construction Materials)	835	26,219
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	2,703	245,891
Teledyne Technologies, Inc.* (Aerospace & Defense)	294	49,968
Terex Corp. (Machinery)	647	30,480
Tetra Tech, Inc. (Commercial Services & Supplies)	471	23,197
Textron, Inc. (Aerospace & Defense)	2,025	106,799
The Advisory Board Co.* (Professional Services)	339	18,281
The Boeing Co. (Aerospace & Defense)	4,208	1,085,579
The Brink’s Co. (Commercial Services & Supplies)	420	31,962
The Sherwin-Williams Co. (Chemicals)	625	246,969
The Timken Co. (Machinery)	571	26,923
The Toro Co. (Machinery)	839	52,731
Total System Services, Inc. (IT Services)	1,276	91,936
TransDigm Group, Inc. (Aerospace & Defense)	402	111,555
Transunion* (Professional Services)	1,122	58,894
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	1,928	78,817
Trinity Industries, Inc. (Machinery)	1,140	37,073
Union Pacific Corp. (Road & Rail)	6,066	702,383
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	5,197	610,803
United Rentals, Inc.* (Trading Companies & Distributors)	644	91,113
United Technologies Corp. (Aerospace & Defense)	5,647	676,284
Univar, Inc.* (Trading Companies & Distributors)	792	23,562
Universal Display Corp. (Electronic Equipment, Instruments & Components)	349	51,129
USG Corp.* (Building Products)	693	23,791
Valmont Industries, Inc. (Construction & Engineering)	188	29,873
VeriFone Systems, Inc.* (Electronic Equipment, Instruments & Components)	871	16,619
Verisk Analytics, Inc.* - Class A (Professional Services)	1,174	99,848
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	997	22,183
Vulcan Materials Co. (Construction Materials)	982	119,558
W.W. Grainger, Inc. (Trading Companies & Distributors)	437	86,395
Wabtec Corp. (Machinery)	652	49,878
Waste Management, Inc. (Commercial Services & Supplies)	3,072	252,426
Watsco, Inc. (Trading Companies & Distributors)	253	42,142
Welbilt, Inc.* (Machinery)	1,039	22,920
WESCO International, Inc.* (Trading Companies & Distributors)	400	25,260
WestRock Co. (Containers & Packaging)	1,936	118,735
WEX, Inc.* (IT Services)	332	41,032
Woodward, Inc. (Machinery)	460	35,572
XPO Logistics, Inc.* (Air Freight & Logistics)	755	52,359
Xylem, Inc. (Machinery)	1,376	91,545
Zebra Technologies Corp.* - Class A (Electronic Equipment, Instruments & Components)	442	51,268
TOTAL COMMON STOCKS (Cost $20,891,001)		24,954,293

	Principal Amount	Value
Repurchase Agreements(a)(b) (32.7%)
Repurchase Agreements with various counterparties, rates 0.93%-1.03%, dated 10/31/17, due 11/1/17, total to be received $10,850,295	$10,850,000	$10,850,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,850,000)		10,850,000

TOTAL INVESTMENT SECURITIES (Cost $31,741,001) - 107.7%		35,804,293
Net other assets (liabilities) - (7.7)%		(2,573,295)

NET ASSETS - 100.0%		$33,230,998

*	Non-income producing security.
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2017, the aggregate amount held in a segregated account was $3,759,000.

See accompanying notes to schedules of portfolio investments.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
Dow Jones U.S. Industrials Index	Goldman Sachs International	11/24/17	1.70%	$12,134,420	$12,074,778	$(64,059)
Dow Jones U.S. Industrials Index	UBS AG	11/24/17	1.55%	12,863,409	12,804,706	(62,505)
				$24,997,829	$24,879,484	$(126,564)

(1)	Agreements may be terminated at will by either party without penalty.
(2)

Reflects the floating financing rate, as of October 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

Industrials UltraSector ProFund invested in the following industries as of October 31, 2017:

	Value	% of Net Assets
Aerospace & Defense	$4,681,202	14.0%
Air Freight & Logistics	1,250,016	3.8%
Building Products	768,998	2.3%
Chemicals	246,969	0.7%
Commercial Services & Supplies	652,480	2.0%
Construction & Engineering	306,185	0.9%
Construction Materials	301,840	0.9%
Containers & Packaging	953,109	2.9%
Electrical Equipment	1,150,578	3.5%
Electronic Equipment, Instruments & Components	1,255,019	3.8%
Industrial Conglomerates	3,461,265	10.4%
Internet Software & Services	87,838	0.3%
IT Services	3,256,669	9.8%
Life Sciences Tools & Services	373,854	1.1%
Machinery	3,443,314	10.4%
Marine	31,741	0.1%
Multi-Utilities	41,216	0.1%
Paper & Forest Products	29,517	0.1%
Professional Services	403,661	1.2%
Road & Rail	1,667,114	5.0%
Trading Companies & Distributors	546,709	1.6%
Transportation Infrastructure	44,999	0.1%
Other**	8,276,705	25.0%
Total	$33,230,998	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Internet UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2017 (unaudited)

	Shares	Value
Common Stocks (71.2%)
2U, Inc.* (Internet Software & Services)	31,974	$2,034,506
8x8, Inc.* (Software)	81,041	1,081,897
Akamai Technologies, Inc.* (Internet Software & Services)	52,837	2,760,733
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	111,179	1,498,693
Alphabet, Inc.* - Class A (Internet Software & Services)	5,909	6,104,234
Alphabet, Inc.* - Class C (Internet Software & Services)	5,982	6,081,540
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	9,831	10,866,007
Arista Networks, Inc.* (Communications Equipment)	14,337	2,865,822
Blucora, Inc.* (Internet Software & Services)	44,462	964,825
Box, Inc.* - Class A (Internet Software & Services)	85,657	1,880,171
Citrix Systems, Inc.* (Software)	37,273	3,079,123
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	29,392	1,584,229
Cornerstone OnDemand, Inc.* (Internet Software & Services)	37,568	1,441,108
E*TRADE Financial Corp.* (Capital Markets)	71,042	3,096,721
eBay, Inc.* (Internet Software & Services)	122,197	4,599,495
Ebix, Inc. (Software)	19,404	1,318,502
Endurance International Group Holdings, Inc.* (Internet Software & Services)	107,947	885,165
Expedia, Inc. (Internet & Direct Marketing Retail)	23,773	2,963,542
Facebook, Inc.* - Class A (Internet Software & Services)	56,628	10,196,439
GoDaddy, Inc.* - Class A (Internet Software & Services)	54,857	2,561,822
Groupon, Inc.* (Internet & Direct Marketing Retail)	291,761	1,391,700
Hubspot, Inc.* (Software)	20,911	1,809,847
IAC/InterActiveCorp* (Internet Software & Services)	22,048	2,845,294
j2 Global, Inc. (Internet Software & Services)	23,913	1,772,910
Juniper Networks, Inc. (Communications Equipment)	101,171	2,512,076
LogMeIn, Inc. (Internet Software & Services)	19,281	2,333,965
Netflix, Inc.* (Internet & Direct Marketing Retail)	33,750	6,629,513
NETGEAR, Inc.* (Communications Equipment)	25,226	1,176,793
Pandora Media, Inc.* (Internet Software & Services)	163,969	1,198,613
PayPal Holdings, Inc.* (IT Services)	94,081	6,826,517
Salesforce.com, Inc.* (Software)	58,610	5,998,147
Snap, Inc.* (Software)	127,393	1,954,209
Sonus Networks, Inc.* (Communications Equipment)	95,047	741,367
TD Ameritrade Holding Corp. (Capital Markets)	65,923	3,295,491
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	44,826	1,680,975
TrueCar, Inc.* (Internet Software & Services)	66,601	1,077,604
Twitter, Inc.* (Internet Software & Services)	167,709	3,458,160
Veeva Systems, Inc.* - Class A (Health Care Technology)	40,480	2,466,851
VeriSign, Inc.* (Internet Software & Services)	25,138	2,702,838
Vonage Holdings Corp.* (Diversified Telecommunication Services)	156,244	1,270,264
Web.com Group, Inc.* (Internet Software & Services)	42,364	1,020,972
TOTAL COMMON STOCKS (Cost $77,524,956)		122,028,680

	Principal Amount	Value
Repurchase Agreements(a)(b) (26.5%)
Repurchase Agreements with various counterparties, rates 0.93%-1.03%, dated 10/31/17, due 11/1/17, total to be received $45,368,231	$45,367,000	$45,367,000
TOTAL REPURCHASE AGREEMENTS (Cost $45,367,000)		45,367,000

TOTAL INVESTMENT SECURITIES (Cost $122,891,956) - 97.7%		167,395,680
Net other assets (liabilities) - 2.3%		3,934,524

NET ASSETS - 100.0%		$171,330,204

*	Non-income producing security.
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2017, the aggregate amount held in a segregated account was $24,387,000.

See accompanying notes to schedules of portfolio investments.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
Dow Jones Internet Composite Index	Goldman Sachs International	11/24/17	1.70%	$66,214,573	$68,283,844	$2,044,161
Dow Jones Internet Composite Index	UBS AG	11/24/17	1.55%	63,521,960	65,463,870	1,920,205
				$129,736,533	$133,747,714	$3,964,366

(1)	Agreements may be terminated at will by either party without penalty.
(2)

Reflects the floating financing rate, as of October 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

Internet UltraSector ProFund invested in the following industries as of October 31, 2017:

	Value	% of Net Assets
Capital Markets	$6,392,212	3.7%
Communications Equipment	7,296,058	4.3%
Diversified Telecommunication Services	2,854,493	1.7%
Health Care Technology	3,965,544	2.3%
Internet & Direct Marketing Retail	23,531,737	13.7%
Internet Software & Services	55,920,394	32.6%
IT Services	6,826,517	4.0%
Software	15,241,725	8.9%
Other**	49,301,524	28.8%
Total	$171,330,204	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Large-Cap Growth ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2017 (unaudited)

	Shares	Value
Common Stocks (100.2%)
3M Co. (Industrial Conglomerates)	845	$194,511
A.O. Smith Corp. (Building Products)	325	19,239
AbbVie, Inc. (Biotechnology)	3,380	305,045
Accenture PLC - Class A (IT Services)	1,300	185,068
Activision Blizzard, Inc. (Software)	1,625	106,421
Acuity Brands, Inc. (Electrical Equipment)	65	10,868
Adobe Systems, Inc.* (Software)	1,040	182,166
Advance Auto Parts, Inc. (Specialty Retail)	130	10,626
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,690	18,565
Aetna, Inc. (Health Care Providers & Services)	715	121,571
Agilent Technologies, Inc. (Life Sciences Tools & Services)	455	30,954
Air Products & Chemicals, Inc. (Chemicals)	260	41,452
Akamai Technologies, Inc.* (Internet Software & Services)	390	20,378
Alaska Air Group, Inc. (Airlines)	195	12,876
Albemarle Corp. (Chemicals)	260	36,631
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	195	24,172
Alexion Pharmaceuticals, Inc.* (Biotechnology)	455	54,445
Align Technology, Inc.* (Health Care Equipment & Supplies)	130	31,067
Allegion PLC (Building Products)	130	10,841
Alliance Data Systems Corp. (IT Services)	65	14,542
Alliant Energy Corp. (Electric Utilities)	260	11,248
Alphabet, Inc.* - Class A (Internet Software & Services)	650	671,476
Alphabet, Inc.* - Class C (Internet Software & Services)	650	660,816
Altria Group, Inc. (Tobacco)	4,095	262,981
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	845	933,961
American Express Co. (Consumer Finance)	780	74,506
American Tower Corp. (Equity Real Estate Investment Trusts)	910	130,739
American Water Works Co., Inc. (Water Utilities)	390	34,226
Ameriprise Financial, Inc. (Capital Markets)	130	20,350
Amgen, Inc. (Biotechnology)	845	148,061
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	650	56,550
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	585	28,881
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	780	71,214
ANSYS, Inc.* (Software)	130	17,772
Aon PLC (Insurance)	520	74,584
Apache Corp. (Oil, Gas & Consumable Fuels)	520	21,512
Apartment Investment & Management Co. - Class A (Equity Real Estate Investment Trusts)	325	14,294
Apple, Inc. (Technology Hardware, Storage & Peripherals)	10,985	1,856,904
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	2,275	128,378
Arthur J. Gallagher & Co. (Insurance)	390	24,699
Autodesk, Inc.* (Software)	325	40,612
Automatic Data Processing, Inc. (IT Services)	975	113,354
AutoZone, Inc.* (Specialty Retail)	65	38,318
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	325	58,932
Avery Dennison Corp. (Containers & Packaging)	130	13,802
Baker Hughes a GE Co. - Class A (Energy Equipment & Services)	390	12,258
Bard (C.R.), Inc. (Health Care Equipment & Supplies)	130	42,519
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	455	94,945
Best Buy Co., Inc. (Specialty Retail)	195	10,916
Biogen, Inc.* (Biotechnology)	455	141,805
BlackRock, Inc. - Class A (Capital Markets)	130	61,208
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	195	23,630
Boston Scientific Corp.* (Health Care Equipment & Supplies)	2,925	82,310
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,950	120,237
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	845	223,004
Brown-Forman Corp. - Class B (Beverages)	260	14,825
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	130	10,209
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	455	12,604
Cadence Design Systems, Inc.* (Software)	455	19,638
Campbell Soup Co. (Food Products)	260	12,316
CarMax, Inc.* (Specialty Retail)	195	14,645
Caterpillar, Inc. (Machinery)	650	88,270
CBOE Holdings, Inc. (Capital Markets)	130	14,698
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	260	10,223
CBS Corp. - Class B (Media)	780	43,774
Celgene Corp.* (Biotechnology)	1,690	170,639
CenterPoint Energy, Inc. (Multi-Utilities)	520	15,382
Cerner Corp.* (Health Care Technology)	650	43,888
Charter Communications, Inc.* - Class A (Media)	455	152,047
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	910	3,549
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	65	17,674
Church & Dwight Co., Inc. (Household Products)	325	14,680
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	130	15,201
Cincinnati Financial Corp. (Insurance)	195	13,683
Cintas Corp. (Commercial Services & Supplies)	195	29,063
Citizens Financial Group, Inc. (Banks)	390	14,824
Citrix Systems, Inc.* (Software)	325	26,848
CME Group, Inc. (Capital Markets)	455	62,412
Cognizant Technology Solutions Corp. (IT Services)	910	68,860
Colgate-Palmolive Co. (Household Products)	1,040	73,268

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Comcast Corp. - Class A (Media)	10,010	$360,659
Comerica, Inc. (Banks)	195	15,321
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	195	26,171
Constellation Brands, Inc. - Class A (Beverages)	390	85,445
Corning, Inc. (Electronic Equipment, Instruments & Components)	1,950	61,055
Coty, Inc. (Personal Products)	390	6,006
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	585	62,642
CSRA, Inc. (IT Services)	195	6,238
CSX Corp. (Road & Rail)	1,235	62,281
Cummins, Inc. (Machinery)	325	57,486
Danaher Corp. (Health Care Equipment & Supplies)	715	65,973
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	260	21,390
Deere & Co. (Machinery)	325	43,186
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	585	21,587
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	455	53,890
Discover Financial Services (Consumer Finance)	780	51,893
Discovery Communications, Inc.* - Class A (Media)	325	6,136
Discovery Communications, Inc.* - Class C (Media)	455	8,104
Dish Network Corp.* - Class A (Media)	260	12,620
Dollar General Corp. (Multiline Retail)	585	47,291
Dollar Tree, Inc.* (Multiline Retail)	520	47,450
Dominion Resources, Inc. (Multi-Utilities)	650	52,740
Dr. Pepper Snapple Group, Inc. (Beverages)	260	22,272
Duke Realty Corp. (Equity Real Estate Investment Trusts)	780	22,214
DXC Technology Co. (IT Services)	325	29,744
E*TRADE Financial Corp.* (Capital Markets)	585	25,500
eBay, Inc.* (Internet Software & Services)	845	31,806
Ecolab, Inc. (Chemicals)	325	42,465
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	455	46,515
Electronic Arts, Inc.* (Software)	650	77,740
Eli Lilly & Co. (Pharmaceuticals)	910	74,565
Emerson Electric Co. (Electrical Equipment)	650	41,899
Envision Healthcare Corp.* (Health Care Providers & Services)	130	5,538
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	650	64,916
EQT Corp. (Oil, Gas & Consumable Fuels)	195	12,195
Equifax, Inc. (Professional Services)	260	28,218
Equinix, Inc. (Equity Real Estate Investment Trusts)	195	90,383
Equity Residential (Equity Real Estate Investment Trusts)	520	34,975
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	65	17,058
Expedia, Inc. (Internet & Direct Marketing Retail)	260	32,412
Expeditors International of Washington, Inc. (Air Freight & Logistics)	260	15,179
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	260	21,213
F5 Networks, Inc.* (Communications Equipment)	130	15,765
Facebook, Inc.* - Class A (Internet Software & Services)	5,070	912,905
Fastenal Co. (Trading Companies & Distributors)	585	27,477
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	65	7,834
FedEx Corp. (Air Freight & Logistics)	520	117,421
Fidelity National Information Services, Inc. (IT Services)	715	66,323
First Horizon National Corp. (Banks)	1	15
Fiserv, Inc.* (IT Services)	455	58,891
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	195	9,130
FMC Corp. (Chemicals)	195	18,108
Foot Locker, Inc. (Specialty Retail)	195	5,866
Fortive Corp. (Machinery)	650	46,969
Fortune Brands Home & Security, Inc. (Building Products)	260	17,176
Freeport-McMoRan, Inc.* (Metals & Mining)	1,755	24,535
Garmin, Ltd. (Household Durables)	260	14,719
Gartner, Inc.* (IT Services)	195	24,435
General Dynamics Corp. (Aerospace & Defense)	585	118,743
General Electric Co. (Industrial Conglomerates)	8,645	174,283
General Mills, Inc. (Food Products)	650	33,748
GGP, Inc. (Equity Real Estate Investment Trusts)	1,365	26,563
Gilead Sciences, Inc. (Biotechnology)	2,795	209,513
Global Payments, Inc. (IT Services)	325	33,784
Halliburton Co. (Energy Equipment & Services)	1,105	47,228
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	390	8,775
Harley-Davidson, Inc. (Automobiles)	390	18,463
Harris Corp. (Communications Equipment)	260	36,222
Hasbro, Inc. (Leisure Products)	260	24,073
HCA Holdings, Inc.* (Health Care Providers & Services)	325	24,586
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	325	23,491
Hologic, Inc.* (Health Care Equipment & Supplies)	390	14,762
Honeywell International, Inc. (Industrial Conglomerates)	975	140,556
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,560	30,514
Humana, Inc. (Health Care Providers & Services)	325	82,989
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	195	32,403

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
IHS Markit, Ltd.* (Professional Services)	195	$8,309
Illinois Tool Works, Inc. (Machinery)	650	101,737
Illumina, Inc.* (Life Sciences Tools & Services)	195	40,012
Incyte Corp.* (Biotechnology)	390	44,168
Ingersoll-Rand PLC (Machinery)	520	46,072
Intel Corp. (Semiconductors & Semiconductor Equipment)	4,810	218,807
Intercontinental Exchange, Inc. (Capital Markets)	1,235	81,634
International Business Machines Corp. (IT Services)	1,040	160,222
International Flavors & Fragrances, Inc. (Chemicals)	130	19,165
Intuit, Inc. (Software)	520	78,530
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	195	73,195
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	325	13,000
J.B. Hunt Transport Services, Inc. (Road & Rail)	195	20,746
Johnson & Johnson (Pharmaceuticals)	3,510	489,329
Juniper Networks, Inc. (Communications Equipment)	455	11,298
Kellogg Co. (Food Products)	260	16,258
KeyCorp (Banks)	1,105	20,166
Kimberly-Clark Corp. (Household Products)	390	43,879
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	910	16,526
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	325	35,389
L Brands, Inc. (Specialty Retail)	260	11,190
L3 Technologies, Inc. (Aerospace & Defense)	65	12,167
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	130	19,982
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	325	67,785
Leggett & Platt, Inc. (Household Durables)	195	9,216
LKQ Corp.* (Distributors)	650	24,499
Lockheed Martin Corp. (Aerospace & Defense)	520	160,243
Lowe’s Cos., Inc. (Specialty Retail)	1,170	93,542
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	651	77,746
Marsh & McLennan Cos., Inc. (Insurance)	1,105	89,427
Martin Marietta Materials, Inc. (Construction Materials)	130	28,191
Masco Corp. (Building Products)	390	15,530
MasterCard, Inc. - Class A (IT Services)	2,015	299,772
Mattel, Inc. (Leisure Products)	390	5,507
McCormick & Co., Inc. (Food Products)	130	12,939
McDonald’s Corp. (Hotels, Restaurants & Leisure)	1,040	173,585
Merck & Co., Inc. (Pharmaceuticals)	3,640	200,528
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	65	44,370
MGM Resorts International (Hotels, Restaurants & Leisure)	715	22,415
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	325	15,863
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	520	49,296
Microsoft Corp. (Software)	16,380	1,362,489
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	130	13,306
Mohawk Industries, Inc.* (Household Durables)	65	17,014
Monsanto Co. (Chemicals)	650	78,714
Monster Beverage Corp.* (Beverages)	520	30,124
Moody’s Corp. (Capital Markets)	325	46,283
Motorola Solutions, Inc. (Communications Equipment)	325	29,426
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	325	14,437
Netflix, Inc.* (Internet & Direct Marketing Retail)	910	178,751
Newell Rubbermaid, Inc. (Household Durables)	650	26,507
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	260	8,005
Newmont Mining Corp. (Metals & Mining)	1,105	39,956
NextEra Energy, Inc. (Electric Utilities)	520	80,637
Nielsen Holdings PLC (Professional Services)	390	14,457
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	1,625	89,358
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	455	12,681
Northern Trust Corp. (Capital Markets)	325	30,394
Northrop Grumman Corp. (Aerospace & Defense)	390	115,257
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	260	14,495
Nucor Corp. (Metals & Mining)	390	22,554
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,300	268,854
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	715	46,168
Omnicom Group, Inc. (Media)	325	21,837
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	585	31,748
Oracle Corp. (Software)	3,705	188,586
O’Reilly Automotive, Inc.* (Specialty Retail)	195	41,135
PACCAR, Inc. (Machinery)	390	27,975
Packaging Corp. of America (Containers & Packaging)	195	22,673
Parker-Hannifin Corp. (Machinery)	195	35,609
Paychex, Inc. (IT Services)	650	41,464
PayPal Holdings, Inc.* (IT Services)	2,405	174,507
PepsiCo, Inc. (Beverages)	1,690	186,289
Pfizer, Inc. (Pharmaceuticals)	7,150	250,679
Philip Morris International, Inc. (Tobacco)	1,820	190,445
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	390	58,371
PPG Industries, Inc. (Chemicals)	260	30,222

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Praxair, Inc. (Chemicals)	325	$47,489
Prologis, Inc. (Equity Real Estate Investment Trusts)	1,105	71,361
Public Storage (Equity Real Estate Investment Trusts)	195	40,414
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	3,120	159,151
Quanta Services, Inc.* (Construction & Engineering)	325	12,262
Quest Diagnostics, Inc. (Health Care Providers & Services)	195	18,287
Quintiles Transnational Holdings, Inc.* (Life Sciences Tools & Services)	325	35,133
Range Resources Corp. (Oil, Gas & Consumable Fuels)	195	3,531
Raymond James Financial, Inc. (Capital Markets)	130	11,021
Raytheon Co. (Aerospace & Defense)	390	70,278
Realty Income Corp. (Equity Real Estate Investment Trusts)	390	20,931
Red Hat, Inc.* (Software)	390	47,124
Regency Centers Corp. (Equity Real Estate Investment Trusts)	195	12,002
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	195	78,511
Republic Services, Inc. - Class A (Commercial Services & Supplies)	520	33,836
ResMed, Inc. (Health Care Equipment & Supplies)	195	16,415
Rockwell Automation, Inc. (Electrical Equipment)	260	52,213
Rockwell Collins, Inc. (Aerospace & Defense)	195	26,442
Roper Technologies, Inc. (Industrial Conglomerates)	130	33,562
Ross Stores, Inc. (Specialty Retail)	845	53,649
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	195	24,135
S&P Global, Inc. (Capital Markets)	520	81,364
Salesforce.com, Inc.* (Software)	1,430	146,346
SBA Communications Corp.* (Equity Real Estate Investment Trusts)	195	30,650
Schlumberger, Ltd. (Energy Equipment & Services)	1,300	83,199
Scripps Networks Interactive, Inc. - Class A (Media)	195	16,240
Sealed Air Corp. (Containers & Packaging)	195	8,625
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	455	70,675
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	390	44,405
Snap-on, Inc. (Machinery)	65	10,256
Southwest Airlines Co. (Airlines)	1,170	63,016
Stanley Black & Decker, Inc. (Machinery)	130	21,002
Starbucks Corp. (Hotels, Restaurants & Leisure)	3,055	167,536
Stryker Corp. (Health Care Equipment & Supplies)	715	110,732
Symantec Corp. (Software)	650	21,125
Synopsys, Inc.* (Software)	325	28,119
Sysco Corp. (Food & Staples Retailing)	520	28,922
T. Rowe Price Group, Inc. (Capital Markets)	325	30,193
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	325	13,309
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	390	35,478
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,080	201,115
The Boeing Co. (Aerospace & Defense)	780	201,225
The Charles Schwab Corp. (Capital Markets)	2,535	113,669
The Clorox Co. (Household Products)	130	16,449
The Coca-Cola Co. (Beverages)	4,160	191,276
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	65	15,617
The Estee Lauder Cos., Inc. - Class A (Personal Products)	260	29,071
The Hershey Co. (Food Products)	325	34,508
The Home Depot, Inc. (Specialty Retail)	2,535	420,251
The Interpublic Group of Cos., Inc. (Media)	455	8,759
The NASDAQ OMX Group, Inc. (Capital Markets)	130	9,445
The Priceline Group, Inc.* (Internet & Direct Marketing Retail)	130	248,554
The Procter & Gamble Co. (Household Products)	2,665	230,096
The Sherwin-Williams Co. (Chemicals)	130	51,369
The TJX Cos., Inc. (Specialty Retail)	1,365	95,277
The Walt Disney Co. (Media)	1,950	190,730
The Western Union Co. (IT Services)	650	12,909
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	780	22,230
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	520	100,791
Tiffany & Co. (Specialty Retail)	130	12,171
Time Warner, Inc. (Media)	1,625	159,721
Total System Services, Inc. (IT Services)	325	23,416
Tractor Supply Co. (Specialty Retail)	130	7,834
TransDigm Group, Inc. (Aerospace & Defense)	130	36,075
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	130	4,875
Twenty-First Century Fox, Inc. - Class A (Media)	1,105	28,896
Twenty-First Century Fox, Inc. - Class B (Media)	455	11,580
U.S. Bancorp (Banks)	1,885	102,507
UDR, Inc. (Equity Real Estate Investment Trusts)	585	22,692
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	130	26,233
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	390	4,883
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	390	4,497
Union Pacific Corp. (Road & Rail)	1,170	135,474
United Continental Holdings, Inc.* (Airlines)	520	30,410
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	1,495	175,707

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
United Rentals, Inc.* (Trading Companies & Distributors)	195	$27,589
UnitedHealth Group, Inc. (Health Care Providers & Services)	2,080	437,258
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	65	6,676
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	195	20,317
Ventas, Inc. (Equity Real Estate Investment Trusts)	455	28,551
VeriSign, Inc.* (Internet Software & Services)	195	20,966
Verisk Analytics, Inc.* - Class A (Professional Services)	325	27,641
Verizon Communications, Inc. (Diversified Telecommunication Services)	4,615	220,920
Vertex Pharmaceuticals, Inc.* (Biotechnology)	325	47,525
Visa, Inc. - Class A (IT Services)	3,900	428,921
Vornado Realty Trust (Equity Real Estate Investment Trusts)	195	14,598
Vulcan Materials Co. (Construction Materials)	260	31,655
W.W. Grainger, Inc. (Trading Companies & Distributors)	130	25,701
Waste Management, Inc. (Commercial Services & Supplies)	845	69,434
Waters Corp.* (Life Sciences Tools & Services)	130	25,487
WEC Energy Group, Inc. (Multi-Utilities)	325	21,902
Welltower, Inc. (Equity Real Estate Investment Trusts)	780	52,229
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	130	13,891
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	195	28,761
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	325	23,949
Xylem, Inc. (Machinery)	390	25,947
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	715	53,232
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	260	31,621
Zoetis, Inc. (Pharmaceuticals)	1,040	66,373
TOTAL COMMON STOCKS (Cost $16,443,995)		26,500,333

	Principal Amount	Value
Repurchase Agreements(a) (0.4%)
Repurchase Agreements with various counterparties, rates 0.93%-1.03%, dated 10/31/17, due 11/1/17, total to be received $106,003	$106,000	$106,000
TOTAL REPURCHASE AGREEMENTS (Cost $106,000)		106,000

TOTAL INVESTMENT SECURITIES (Cost $16,549,995) - 100.6%		$26,606,333
Net other assets (liabilities) - (0.6)%		(154,202)

NET ASSETS - 100.0%		$26,452,131

*	Non-income producing security.
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Large-Cap Growth ProFund invested in the following industries as of October 31, 2017:

	Value	% of Net Assets
Aerospace & Defense	$740,429	2.8%
Air Freight & Logistics	318,516	1.2%
Airlines	106,302	0.4%
Automobiles	18,463	0.1%
Banks	152,833	0.6%
Beverages	530,231	2.0%
Biotechnology	1,199,712	4.5%
Building Products	62,786	0.2%
Capital Markets	588,171	2.2%
Chemicals	365,616	1.4%
Commercial Services & Supplies	132,333	0.5%
Communications Equipment	92,711	0.4%
Construction & Engineering	12,262	NM
Construction Materials	59,846	0.2%
Consumer Finance	126,399	0.5%
Containers & Packaging	45,100	0.2%
Distributors	24,499	0.1%
Diversified Telecommunication Services	220,920	0.8%
Electric Utilities	91,884	0.3%
Electrical Equipment	104,980	0.4%
Electronic Equipment, Instruments & Components	162,213	0.6%
Energy Equipment & Services	142,685	0.5%
Equity Real Estate Investment Trusts	1,025,988	3.9%
Food & Staples Retailing	28,922	0.1%
Food Products	109,769	0.4%
Health Care Equipment & Supplies	678,391	2.6%
Health Care Providers & Services	716,887	2.7%
Health Care Technology	43,888	0.2%
Hotels, Restaurants & Leisure	638,351	2.4%
Household Durables	67,456	0.3%
Household Products	378,372	1.4%
Industrial Conglomerates	542,912	2.1%
Insurance	202,393	0.8%
Internet & Direct Marketing Retail	1,398,554	5.3%
Internet Software & Services	2,318,347	8.8%
IT Services	1,742,450	6.6%
Leisure Products	29,580	0.1%
Life Sciences Tools & Services	276,747	1.0%
Machinery	504,509	1.9%
Media	1,021,103	3.9%
Metals & Mining	87,045	0.3%
Multiline Retail	94,741	0.4%
Multi-Utilities	90,024	0.3%
Oil, Gas & Consumable Fuels	389,350	1.5%
Personal Products	35,077	0.1%
Pharmaceuticals	1,201,711	4.5%
Professional Services	78,625	0.3%
Real Estate Management & Development	10,223	NM
Road & Rail	218,501	0.8%
Semiconductors & Semiconductor Equipment	1,509,912	5.7%
Software	2,343,516	9.0%
Specialty Retail	841,653	3.2%
Technology Hardware, Storage & Peripherals	1,871,341	7.1%
Textiles, Apparel & Luxury Goods	136,685	0.5%
Tobacco	453,426	1.7%
Trading Companies & Distributors	80,767	0.3%
Water Utilities	34,226	0.1%
Other**	(48,202)	(0.2)%
Total	$26,452,131	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Large-Cap Value ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2017 (unaudited)

	Shares	Value
Common Stocks (100.9%)
3M Co. (Industrial Conglomerates)	216	$49,721
Abbott Laboratories (Health Care Equipment & Supplies)	1,836	99,566
Affiliated Managers Group, Inc. (Capital Markets)	72	13,428
Aflac, Inc. (Insurance)	432	36,240
Agilent Technologies, Inc. (Life Sciences Tools & Services)	108	7,347
Air Products & Chemicals, Inc. (Chemicals)	108	17,218
Alaska Air Group, Inc. (Airlines)	36	2,377
Allegion PLC (Building Products)	36	3,002
Allergan PLC (Pharmaceuticals)	360	63,803
Alliance Data Systems Corp. (IT Services)	36	8,054
Alliant Energy Corp. (Electric Utilities)	144	6,229
Ameren Corp. (Multi-Utilities)	252	15,621
American Airlines Group, Inc. (Airlines)	468	21,912
American Electric Power Co., Inc. (Electric Utilities)	540	40,181
American Express Co. (Consumer Finance)	396	37,826
American International Group, Inc. (Insurance)	972	62,801
Ameriprise Financial, Inc. (Capital Markets)	72	11,271
AmerisourceBergen Corp. (Health Care Providers & Services)	180	13,851
AMETEK, Inc. (Electrical Equipment)	252	17,007
Amgen, Inc. (Biotechnology)	360	63,079
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	288	14,219
Andeavor (Oil, Gas & Consumable Fuels)	144	15,299
ANSYS, Inc.* (Software)	36	4,922
Anthem, Inc. (Health Care Providers & Services)	288	60,253
Apache Corp. (Oil, Gas & Consumable Fuels)	144	5,957
Archer-Daniels-Midland Co. (Food Products)	612	25,012
Arconic, Inc. (Aerospace & Defense)	396	9,948
Assurant, Inc. (Insurance)	72	7,247
AT&T, Inc. (Diversified Telecommunication Services)	6,552	220,475
Autodesk, Inc.* (Software)	72	8,997
Avery Dennison Corp. (Containers & Packaging)	36	3,822
Baker Hughes a GE Co. - Class A (Energy Equipment & Services)	252	7,920
Ball Corp. (Containers & Packaging)	360	15,455
Bank of America Corp. (Banks)	10,440	285,952
Baxter International, Inc. (Health Care Equipment & Supplies)	540	34,814
BB&T Corp. (Banks)	864	42,543
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	2,052	383,601
Best Buy Co., Inc. (Specialty Retail)	180	10,076
BlackRock, Inc. - Class A (Capital Markets)	72	33,900
BorgWarner, Inc. (Auto Components)	216	11,388
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	72	8,725
Brighthouse Financial, Inc.* (Insurance)	108	6,715
Bristol-Myers Squibb Co. (Pharmaceuticals)	792	48,835
Brown-Forman Corp. - Class B (Beverages)	72	4,105
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	72	5,655
CA, Inc. (Software)	324	10,491
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	252	6,980
Cadence Design Systems, Inc.* (Software)	72	3,108
Campbell Soup Co. (Food Products)	72	3,411
Capital One Financial Corp. (Consumer Finance)	504	46,459
Cardinal Health, Inc. (Health Care Providers & Services)	324	20,056
CarMax, Inc.* (Specialty Retail)	108	8,111
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	432	28,680
Caterpillar, Inc. (Machinery)	288	39,111
CBOE Holdings, Inc. (Capital Markets)	36	4,070
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	180	7,078
Centene Corp.* (Health Care Providers & Services)	180	16,861
CenterPoint Energy, Inc. (Multi-Utilities)	180	5,324
CenturyLink, Inc. (Diversified Telecommunication Services)	1,044	19,826
CF Industries Holdings, Inc. (Chemicals)	252	9,571
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	504	1,966
Chevron Corp. (Oil, Gas & Consumable Fuels)	2,016	233,633
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	36	9,788
Chubb, Ltd. (Insurance)	504	76,013
Church & Dwight Co., Inc. (Household Products)	108	4,878
Cigna Corp. (Health Care Providers & Services)	252	49,699
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	36	4,209
Cincinnati Financial Corp. (Insurance)	72	5,052
Cisco Systems, Inc. (Communications Equipment)	5,328	181,952
Citigroup, Inc. (Banks)	2,916	214,326
Citizens Financial Group, Inc. (Banks)	324	12,315
CME Group, Inc. (Capital Markets)	144	19,752
CMS Energy Corp. (Multi-Utilities)	288	13,931
Cognizant Technology Solutions Corp. (IT Services)	180	13,621
Colgate-Palmolive Co. (Household Products)	396	27,898
Comerica, Inc. (Banks)	72	5,657
ConAgra Foods, Inc. (Food Products)	432	14,757
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	72	9,663
ConocoPhillips (Oil, Gas & Consumable Fuels)	1,296	66,289
Consolidated Edison, Inc. (Multi-Utilities)	324	27,880
Costco Wholesale Corp. (Food & Staples Retailing)	468	75,385
Coty, Inc. (Personal Products)	288	4,435
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	144	15,420

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
CSRA, Inc. (IT Services)	108	$3,455
CSX Corp. (Road & Rail)	360	18,155
CVS Health Corp. (Food & Staples Retailing)	1,080	74,012
D.R. Horton, Inc. (Household Durables)	360	15,916
Danaher Corp. (Health Care Equipment & Supplies)	324	29,895
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	180	10,933
Deere & Co. (Machinery)	180	23,918
Delphi Automotive PLC (Auto Components)	288	28,621
Delta Air Lines, Inc. (Airlines)	720	36,021
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	252	15,390
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	252	9,299
Dish Network Corp.* - Class A (Media)	108	5,242
Dominion Resources, Inc. (Multi-Utilities)	360	29,210
Dover Corp. (Machinery)	180	17,188
DowDuPont, Inc.* (Chemicals)	2,484	179,619
Dr. Pepper Snapple Group, Inc. (Beverages)	72	6,168
DTE Energy Co. (Multi-Utilities)	180	19,883
Duke Energy Corp. (Electric Utilities)	756	66,762
DXC Technology Co. (IT Services)	144	13,179
Eastman Chemical Co. (Chemicals)	144	13,077
Eaton Corp. PLC (Electrical Equipment)	468	37,449
eBay, Inc.* (Internet Software & Services)	648	24,391
Ecolab, Inc. (Chemicals)	108	14,111
Edison International (Electric Utilities)	360	28,782
Eli Lilly & Co. (Pharmaceuticals)	576	47,197
Emerson Electric Co. (Electrical Equipment)	360	23,206
Entergy Corp. (Electric Utilities)	180	15,527
Envision Healthcare Corp.* (Health Care Providers & Services)	72	3,067
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	288	28,763
EQT Corp. (Oil, Gas & Consumable Fuels)	72	4,503
Equity Residential (Equity Real Estate Investment Trusts)	144	9,685
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	36	9,447
Everest Re Group, Ltd. (Insurance)	36	8,548
Eversource Energy (Electric Utilities)	324	20,295
Exelon Corp. (Electric Utilities)	1,008	40,532
Expeditors International of Washington, Inc. (Air Freight & Logistics)	72	4,203
Express Scripts Holding Co.* (Health Care Providers & Services)	612	37,509
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	4,500	375,074
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	36	4,339
Fifth Third Bancorp (Banks)	792	22,889
First Horizon National Corp. (Banks)	1	16
FirstEnergy Corp. (Electric Utilities)	468	15,421
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	36	1,686
Flowserve Corp. (Machinery)	144	6,346
Fluor Corp. (Construction & Engineering)	144	6,205
FMC Corp. (Chemicals)	36	3,343
Foot Locker, Inc. (Specialty Retail)	72	2,166
Ford Motor Co. (Automobiles)	4,176	51,240
Fortune Brands Home & Security, Inc. (Building Products)	36	2,378
Franklin Resources, Inc. (Capital Markets)	360	15,167
Freeport-McMoRan, Inc.* (Metals & Mining)	576	8,052
General Electric Co. (Industrial Conglomerates)	4,896	98,704
General Mills, Inc. (Food Products)	288	14,953
General Motors Co. (Automobiles)	1,404	60,343
Genuine Parts Co. (Distributors)	144	12,705
H & R Block, Inc. (Diversified Consumer Services)	216	5,344
Halliburton Co. (Energy Equipment & Services)	396	16,925
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	180	4,050
Hartford Financial Services Group, Inc. (Insurance)	396	21,800
HCA Holdings, Inc.* (Health Care Providers & Services)	144	10,894
HCP, Inc. (Equity Real Estate Investment Trusts)	504	13,023
Helmerich & Payne, Inc. (Energy Equipment & Services)	108	5,865
Henry Schein, Inc.* (Health Care Providers & Services)	180	14,148
Hess Corp. (Oil, Gas & Consumable Fuels)	288	12,718
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	1,764	24,555
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	36	2,602
Hologic, Inc.* (Health Care Equipment & Supplies)	108	4,088
Honeywell International, Inc. (Industrial Conglomerates)	324	46,708
Hormel Foods Corp. (Food Products)	288	8,974
HP, Inc. (Technology Hardware, Storage & Peripherals)	1,764	38,015
Huntington Bancshares, Inc. (Banks)	1,152	15,898
IHS Markit, Ltd.* (Professional Services)	288	12,272
Illumina, Inc.* (Life Sciences Tools & Services)	36	7,387
Intel Corp. (Semiconductors & Semiconductor Equipment)	2,592	117,909
International Business Machines Corp. (IT Services)	396	61,007
International Flavors & Fragrances, Inc. (Chemicals)	36	5,307
International Paper Co. (Containers & Packaging)	432	24,740
Invesco, Ltd. (Capital Markets)	432	15,461
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	108	4,320
Jacobs Engineering Group, Inc. (Construction & Engineering)	144	8,382
Johnson & Johnson (Pharmaceuticals)	1,116	155,581

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Johnson Controls International PLC (Building Products)	1,008	$41,721
JPMorgan Chase & Co. (Banks)	3,744	376,683
Juniper Networks, Inc. (Communications Equipment)	180	4,469
Kansas City Southern Industries, Inc. (Road & Rail)	108	11,256
Kellogg Co. (Food Products)	108	6,753
KeyCorp (Banks)	576	10,512
Kimberly-Clark Corp. (Household Products)	180	20,252
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	2,052	37,162
Kohl’s Corp. (Multiline Retail)	180	7,517
L Brands, Inc. (Specialty Retail)	144	6,198
L3 Technologies, Inc. (Aerospace & Defense)	36	6,738
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	36	5,534
Leggett & Platt, Inc. (Household Durables)	72	3,403
Lennar Corp. - Class A (Household Durables)	216	12,025
Leucadia National Corp. (Diversified Financial Services)	324	8,197
Lincoln National Corp. (Insurance)	252	19,097
Loews Corp. (Insurance)	288	14,259
Lowe’s Cos., Inc. (Specialty Retail)	324	25,904
LyondellBasell Industries N.V. - Class A (Chemicals)	360	37,272
M&T Bank Corp. (Banks)	144	24,015
Macy’s, Inc. (Multiline Retail)	324	6,078
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	900	12,798
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	540	32,260
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	1	77
Masco Corp. (Building Products)	144	5,734
Mattel, Inc. (Leisure Products)	144	2,033
McCormick & Co., Inc. (Food Products)	36	3,583
McDonald’s Corp. (Hotels, Restaurants & Leisure)	324	54,080
McKesson Corp. (Health Care Providers & Services)	216	29,782
Medtronic PLC (Health Care Equipment & Supplies)	1,440	115,949
Merck & Co., Inc. (Pharmaceuticals)	1,116	61,480
MetLife, Inc. (Insurance)	1,116	59,795
MGM Resorts International (Hotels, Restaurants & Leisure)	216	6,772
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,188	52,640
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	36	3,685
Mohawk Industries, Inc.* (Household Durables)	36	9,423
Molson Coors Brewing Co. - Class B (Beverages)	180	14,557
Mondelez International, Inc. - Class A (Food Products)	1,620	67,117
Monsanto Co. (Chemicals)	144	17,438
Monster Beverage Corp.* (Beverages)	180	10,427
Morgan Stanley (Capital Markets)	1,512	75,600
Mylan N.V.* (Pharmaceuticals)	576	20,569
National Oilwell Varco, Inc. (Energy Equipment & Services)	396	13,539
Navient Corp. (Consumer Finance)	288	3,588
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	108	4,797
Newell Rubbermaid, Inc. (Household Durables)	216	8,808
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	72	2,217
News Corp. - Class A (Media)	396	5,409
News Corp. - Class B (Media)	144	2,002
NextEra Energy, Inc. (Electric Utilities)	252	39,078
Nielsen Holdings PLC (Professional Services)	144	5,338
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	612	33,654
NiSource, Inc. (Multi-Utilities)	360	9,493
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	288	8,027
Nordstrom, Inc. (Multiline Retail)	108	4,282
Norfolk Southern Corp. (Road & Rail)	324	42,580
Northern Trust Corp. (Capital Markets)	72	6,733
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	72	4,014
NRG Energy, Inc. (Independent Power & Renewable Electricity Producers)	324	8,100
Nucor Corp. (Metals & Mining)	144	8,328
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	468	30,219
Omnicom Group, Inc. (Media)	72	4,838
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	108	5,861
Oracle Corp. (Software)	1,368	69,631
PACCAR, Inc. (Machinery)	180	12,911
Parker-Hannifin Corp. (Machinery)	36	6,574
Patterson Cos., Inc. (Health Care Providers & Services)	72	2,664
Pentair PLC (Machinery)	180	12,683
People’s United Financial, Inc. (Banks)	360	6,718
PepsiCo, Inc. (Beverages)	684	75,397
PerkinElmer, Inc. (Life Sciences Tools & Services)	108	7,811
Perrigo Co. PLC (Pharmaceuticals)	144	11,663
Pfizer, Inc. (Pharmaceuticals)	2,808	98,448
PG&E Corp. (Electric Utilities)	540	31,196
Philip Morris International, Inc. (Tobacco)	756	79,108
Phillips 66 (Oil, Gas & Consumable Fuels)	468	42,625
Pinnacle West Capital Corp. (Electric Utilities)	108	9,473
PNC Financial Services Group, Inc. (Banks)	504	68,942
PPG Industries, Inc. (Chemicals)	144	16,739
PPL Corp. (Electric Utilities)	720	27,043
Praxair, Inc. (Chemicals)	144	21,041
Principal Financial Group, Inc. (Insurance)	288	18,965
Prudential Financial, Inc. (Insurance)	468	51,695

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Public Service Enterprise Group, Inc. (Multi-Utilities)	540	$26,568
Public Storage (Equity Real Estate Investment Trusts)	72	14,922
PulteGroup, Inc. (Household Durables)	288	8,706
PVH Corp. (Textiles, Apparel & Luxury Goods)	72	9,130
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	144	10,917
Quest Diagnostics, Inc. (Health Care Providers & Services)	72	6,752
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	72	6,439
Range Resources Corp. (Oil, Gas & Consumable Fuels)	144	2,608
Raymond James Financial, Inc. (Capital Markets)	72	6,104
Raytheon Co. (Aerospace & Defense)	108	19,462
Realty Income Corp. (Equity Real Estate Investment Trusts)	108	5,796
Regency Centers Corp. (Equity Real Estate Investment Trusts)	72	4,432
Regions Financial Corp. (Banks)	1,260	19,505
ResMed, Inc. (Health Care Equipment & Supplies)	36	3,030
Robert Half International, Inc. (Professional Services)	144	7,455
Rockwell Collins, Inc. (Aerospace & Defense)	72	9,763
Roper Technologies, Inc. (Industrial Conglomerates)	36	9,294
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	72	8,911
SBA Communications Corp.* (Equity Real Estate Investment Trusts)	36	5,658
SCANA Corp. (Multi-Utilities)	144	6,212
Schlumberger, Ltd. (Energy Equipment & Services)	828	52,993
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	324	11,978
Sealed Air Corp. (Containers & Packaging)	108	4,777
Sempra Energy (Multi-Utilities)	252	29,611
Signet Jewelers, Ltd. (Specialty Retail)	72	4,721
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	108	16,776
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	108	10,333
Snap-on, Inc. (Machinery)	36	5,680
Stanley Black & Decker, Inc. (Machinery)	72	11,632
State Street Corp. (Capital Markets)	396	36,432
Stericycle, Inc.* (Commercial Services & Supplies)	108	7,652
SunTrust Banks, Inc. (Banks)	504	30,346
Symantec Corp. (Software)	324	10,530
Synchrony Financial (Consumer Finance)	792	25,835
Sysco Corp. (Food & Staples Retailing)	252	14,016
T. Rowe Price Group, Inc. (Capital Markets)	72	6,689
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	144	5,897
Target Corp. (Multiline Retail)	576	34,007
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	180	16,374
TechnipFMC PLC* (Energy Equipment & Services)	468	12,819
Textron, Inc. (Aerospace & Defense)	288	15,189
The AES Corp. (Independent Power & Renewable Electricity Producers)	720	7,654
The Allstate Corp. (Insurance)	396	37,169
The Bank of New York Mellon Corp. (Capital Markets)	1,116	57,418
The Boeing Co. (Aerospace & Defense)	180	46,436
The Clorox Co. (Household Products)	72	9,110
The Coca-Cola Co. (Beverages)	2,016	92,696
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	36	8,649
The Estee Lauder Cos., Inc. - Class A (Personal Products)	108	12,076
The Gap, Inc. (Specialty Retail)	252	6,549
The Goldman Sachs Group, Inc. (Capital Markets)	396	96,023
The Goodyear Tire & Rubber Co. (Auto Components)	252	7,709
The Interpublic Group of Cos., Inc. (Media)	180	3,465
The JM Smucker Co. - Class A (Food Products)	108	11,453
The Kraft Heinz Co. (Food Products)	648	50,110
The Kroger Co. (Food & Staples Retailing)	972	20,120
The Macerich Co. (Equity Real Estate Investment Trusts)	108	5,897
The Mosaic Co. (Chemicals)	360	8,042
The NASDAQ OMX Group, Inc. (Capital Markets)	72	5,231
The Procter & Gamble Co. (Household Products)	1,368	118,114
The Progressive Corp. (Insurance)	612	29,774
The Sherwin-Williams Co. (Chemicals)	36	14,225
The Southern Co. (Electric Utilities)	1,080	56,376
The Travelers Cos., Inc. (Insurance)	288	38,146
The Walt Disney Co. (Media)	684	66,903
The Western Union Co. (IT Services)	180	3,575
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	468	13,338
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	180	34,889
Tiffany & Co. (Specialty Retail)	36	3,370
Torchmark Corp. (Insurance)	108	9,086
Tractor Supply Co. (Specialty Retail)	72	4,339
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	36	1,350
Twenty-First Century Fox, Inc. - Class A (Media)	576	15,062
Twenty-First Century Fox, Inc. - Class B (Media)	252	6,413
Tyson Foods, Inc. - Class A (Food Products)	324	23,623
U.S. Bancorp (Banks)	756	41,111
Union Pacific Corp. (Road & Rail)	252	29,179
United Technologies Corp. (Aerospace & Defense)	792	94,850

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	36	$3,697
Unum Group (Insurance)	252	13,114
V.F. Corp. (Textiles, Apparel & Luxury Goods)	360	25,074
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	468	36,921
Ventas, Inc. (Equity Real Estate Investment Trusts)	180	11,295
Verizon Communications, Inc. (Diversified Telecommunication Services)	2,052	98,229
Vertex Pharmaceuticals, Inc.* (Biotechnology)	108	15,793
Viacom, Inc. - Class B (Media)	360	8,651
Vornado Realty Trust (Equity Real Estate Investment Trusts)	108	8,085
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	972	64,414
Wal-Mart Stores, Inc. (Food & Staples Retailing)	1,548	135,157
Waters Corp.* (Life Sciences Tools & Services)	36	7,058
WEC Energy Group, Inc. (Multi-Utilities)	144	9,704
Wells Fargo & Co. (Banks)	4,752	266,777
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	324	28,923
WestRock Co. (Containers & Packaging)	288	17,663
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	792	28,441
Whirlpool Corp. (Household Durables)	72	11,803
Willis Towers Watson PLC (Insurance)	144	23,196
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	36	3,847
Xcel Energy, Inc. (Electric Utilities)	540	26,741
Xerox Corp. (Technology Hardware, Storage & Peripherals)	216	6,547
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	108	7,959
XL Group, Ltd. (Insurance)	288	11,655
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	72	8,757
Zions Bancorp (Banks)	216	10,035
TOTAL COMMON STOCKS (Cost $7,119,472)		10,314,276

TOTAL INVESTMENT SECURITIES (Cost $7,119,472) - 100.9%		10,314,276
Net other assets (liabilities) - (0.9)%		(90,559)

NET ASSETS - 100.0%		$10,223,717

*	Non-income producing security.

See accompanying notes to schedules of portfolio investments.

Large-Cap Value ProFund invested in the following industries as of October 31, 2017:

	Value	% of Net Assets
Aerospace & Defense	$202,386	2.0%
Air Freight & Logistics	9,858	0.1%
Airlines	60,310	0.6%
Auto Components	47,718	0.5%
Automobiles	111,583	1.1%
Banks	1,454,240	14.1%
Beverages	203,350	2.0%
Biotechnology	78,872	0.8%
Building Products	52,835	0.5%
Capital Markets	403,279	3.9%
Chemicals	357,002	3.5%
Commercial Services & Supplies	7,652	0.1%
Communications Equipment	186,421	1.8%
Construction & Engineering	14,587	0.1%
Consumer Finance	113,708	1.1%
Containers & Packaging	66,457	0.7%
Distributors	12,705	0.1%
Diversified Consumer Services	5,344	0.1%
Diversified Financial Services	391,798	3.8%
Diversified Telecommunication Services	338,530	3.3%
Electric Utilities	423,636	4.1%
Electrical Equipment	77,662	0.8%
Electronic Equipment, Instruments & Components	18,060	0.2%
Energy Equipment & Services	110,061	1.1%
Equity Real Estate Investment Trusts	180,279	1.8%
Food & Staples Retailing	383,105	3.7%
Food Products	229,746	2.2%
Health Care Equipment & Supplies	320,138	3.1%
Health Care Providers & Services	285,700	2.8%
Hotels, Restaurants & Leisure	118,770	1.2%
Household Durables	70,084	0.7%
Household Products	180,252	1.8%
Independent Power & Renewable Electricity Producers	15,754	0.2%
Industrial Conglomerates	204,426	2.0%
Insurance	550,367	5.4%
Internet & Direct Marketing Retail	1,350	NM
Internet Software & Services	24,391	0.2%
IT Services	102,891	1.0%
Leisure Products	2,033	NM
Life Sciences Tools & Services	64,492	0.6%
Machinery	136,043	1.3%
Media	117,985	1.2%
Metals & Mining	16,380	0.2%
Multiline Retail	51,884	0.5%
Multi-Utilities	193,437	1.9%
Oil, Gas & Consumable Fuels	1,012,608	9.8%
Personal Products	16,511	0.2%
Pharmaceuticals	507,577	5.0%
Professional Services	25,065	0.2%
Real Estate Management & Development	7,078	0.1%
Road & Rail	101,170	1.0%
Semiconductors & Semiconductor Equipment	189,426	1.9%
Software	107,679	1.1%
Specialty Retail	71,434	0.7%
Technology Hardware, Storage & Peripherals	114,815	1.1%
Textiles, Apparel & Luxury Goods	84,244	0.8%
Tobacco	79,108	0.8%
Other**	(90,559)	(0.9)%
Total	$10,223,717	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Mid-Cap ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2017 (unaudited)

	Shares	Value
Common Stocks (55.7%)
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	1,683	$20,836
Aaron’s, Inc. (Specialty Retail)	990	36,432
ABIOMED, Inc.* (Health Care Equipment & Supplies)	594	114,594
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	1,287	40,360
ACI Worldwide, Inc.* (Software)	1,782	42,911
Acxiom Corp.* (IT Services)	1,188	29,890
Adtalem Global Education, Inc. (Diversified Consumer Services)	990	36,581
AECOM Technology Corp.* (Construction & Engineering)	2,376	83,303
AGCO Corp. (Machinery)	990	67,884
Akorn, Inc.* (Pharmaceuticals)	1,386	45,142
Alexander & Baldwin, Inc. (Real Estate Management & Development)	693	31,351
Alleghany Corp.* (Insurance)	198	112,112
Allegheny Technologies, Inc.* (Metals & Mining)	1,683	42,378
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	2,772	37,367
AMC Networks, Inc.* - Class A (Media)	792	40,297
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	2,079	86,445
American Eagle Outfitters, Inc. (Specialty Retail)	2,574	33,513
American Financial Group, Inc. (Insurance)	1,089	114,879
AptarGroup, Inc. (Containers & Packaging)	990	86,199
Aqua America, Inc. (Water Utilities)	2,673	94,838
ARRIS International PLC* (Communications Equipment)	2,673	76,182
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	1,386	115,856
Ashland Global Holdings, Inc. (Chemicals)	990	67,300
Aspen Insurance Holdings, Ltd. (Insurance)	891	38,224
Associated Banc-Corp. (Banks)	2,277	57,608
Atmos Energy Corp. (Gas Utilities)	1,584	138,189
AutoNation, Inc.* (Specialty Retail)	990	46,926
Avis Budget Group, Inc.* (Road & Rail)	1,089	44,921
Avnet, Inc. (Electronic Equipment, Instruments & Components)	1,881	74,864
Avon Products, Inc.* (Personal Products)	6,633	15,123
BancorpSouth, Inc. (Banks)	1,287	40,669
Bank of Hawaii Corp. (Banks)	693	56,556
Bank of the Ozarks, Inc. (Banks)	1,881	87,692
Bed Bath & Beyond, Inc. (Specialty Retail)	2,178	43,342
Belden, Inc. (Electronic Equipment, Instruments & Components)	594	47,467
Bemis Co., Inc. (Containers & Packaging)	1,386	62,398
Big Lots, Inc. (Multiline Retail)	693	35,557
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	297	65,278
Bio-Techne Corp. (Life Sciences Tools & Services)	594	77,826
Bioverativ, Inc.* (Biotechnology)	1,683	95,089
Black Hills Corp. (Multi-Utilities)	792	51,686
Blackbaud, Inc. (Software)	693	70,201
Brinker International, Inc. (Hotels, Restaurants & Leisure)	693	21,289
Broadridge Financial Solutions, Inc. (IT Services)	1,782	153,110
Brocade Communications Systems, Inc. (Communications Equipment)	6,237	72,661
Brown & Brown, Inc. (Insurance)	1,782	88,815
Brunswick Corp. (Leisure Products)	1,386	70,201
Buffalo Wild Wings, Inc.* (Hotels, Restaurants & Leisure)	198	23,404
Cable One, Inc. (Media)	99	70,271
Cabot Corp. (Chemicals)	990	60,350
CalAtlantic Group, Inc. (Household Durables)	1,188	58,616
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	3,069	34,035
Camden Property Trust (Equity Real Estate Investment Trusts)	1,287	117,425
Carlisle Cos., Inc. (Industrial Conglomerates)	990	108,732
Carpenter Technology Corp. (Metals & Mining)	693	34,504
Cars.com, Inc.* (Internet Software & Services)	1,089	25,940
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	693	67,033
Casey’s General Stores, Inc. (Food & Staples Retailing)	594	68,054
Catalent, Inc.* (Pharmaceuticals)	1,881	80,112
Cathay General Bancorp, Inc. (Banks)	1,188	49,658
CDK Global, Inc. (Software)	1,980	125,848
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	693	80,588
Chemical Financial Corp. (Banks)	1,089	57,379
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	198	41,293
Ciena Corp.* (Communications Equipment)	2,178	46,326
Cinemark Holdings, Inc. (Media)	1,584	57,563
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	990	55,440
Clean Harbors, Inc.* (Commercial Services & Supplies)	792	42,380
CNO Financial Group, Inc. (Insurance)	2,574	61,699
Cognex Corp. (Electronic Equipment, Instruments & Components)	1,287	158,493
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	396	104,033
Commerce Bancshares, Inc. (Banks)	1,386	80,610
Commercial Metals Co. (Metals & Mining)	1,782	34,713
CommVault Systems, Inc.* (Software)	594	30,918
Compass Minerals International, Inc. (Metals & Mining)	495	32,472
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	3,168	51,100
Convergys Corp. (IT Services)	1,386	35,662
Cooper Tire & Rubber Co. (Auto Components)	792	25,978
Copart, Inc.* (Commercial Services & Supplies)	3,069	111,374
Core Laboratories N.V. (Energy Equipment & Services)	693	69,232
Corecivic, Inc. (Equity Real Estate Investment Trusts)	1,782	43,944

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
CoreLogic, Inc.* (IT Services)	1,287	$60,360
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	495	54,821
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	1,485	47,416
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	6,336	57,151
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	396	61,827
Crane Co. (Machinery)	792	65,831
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	1,485	53,015
Cullen/Frost Bankers, Inc. (Banks)	891	87,764
Curtiss-Wright Corp. (Aerospace & Defense)	693	81,947
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	5,049	80,077
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	1,386	85,087
Dana Holding Corp. (Auto Components)	2,178	66,407
DCT Industrial Trust, Inc. (Equity Real Estate Investment Trusts)	1,386	80,416
Dean Foods Co. (Food Products)	1,386	13,514
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	495	33,779
Deluxe Corp. (Commercial Services & Supplies)	693	48,267
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	990	16,563
Dick’s Sporting Goods, Inc. (Specialty Retail)	1,287	31,493
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	1,188	22,928
Dillard’s, Inc. - Class A (Multiline Retail)	297	15,088
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	693	126,819
Domtar Corp. (Paper & Forest Products)	990	46,847
Donaldson Co., Inc. (Machinery)	1,980	93,476
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	2,277	90,602
Dril-Quip, Inc.* (Energy Equipment & Services)	594	25,007
DST Systems, Inc. (IT Services)	891	52,230
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	1,386	81,871
Dycom Industries, Inc.* (Construction & Engineering)	495	43,476
Eagle Materials, Inc. (Construction Materials)	693	73,160
East West Bancorp, Inc. (Banks)	2,178	130,332
Eaton Vance Corp. (Capital Markets)	1,782	89,938
Edgewell Personal Care Co.* (Personal Products)	891	57,853
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,089	38,006
EMCOR Group, Inc. (Construction & Engineering)	891	71,734
Endo International PLC* (Pharmaceuticals)	3,069	19,580
Energen Corp.* (Oil, Gas & Consumable Fuels)	1,485	76,775
Energizer Holdings, Inc. (Household Products)	891	38,304
EnerSys (Electrical Equipment)	693	48,073
Ensco PLCADR - Class A (Energy Equipment & Services)	6,534	35,218
EPR Properties (Equity Real Estate Investment Trusts)	990	68,488
Esterline Technologies Corp.* (Aerospace & Defense)	396	37,561
F.N.B. Corp. (Banks)	4,950	66,776
FactSet Research Systems, Inc. (Capital Markets)	594	112,783
Fair Isaac Corp. (Software)	495	71,854
Federated Investors, Inc. - Class B (Capital Markets)	1,485	46,139
First American Financial Corp. (Insurance)	1,683	91,589
First Horizon National Corp. (Banks)	3,564	66,896
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,782	55,028
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	1,188	65,126
Flowers Foods, Inc. (Food Products)	2,772	52,751
Fortinet, Inc.* (Software)	2,277	89,737
Frontier Communications Corp. (Diversified Telecommunication Services)	1,188	14,387
Fulton Financial Corp. (Banks)	2,673	48,649
GameStop Corp. - Class A (Specialty Retail)	1,584	29,605
GATX Corp. (Trading Companies & Distributors)	594	35,290
Genesee & Wyoming, Inc.* - Class A (Road & Rail)	891	63,956
Gentex Corp. (Auto Components)	4,356	84,550
Genworth Financial, Inc.* - Class A (Insurance)	7,623	25,232
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	1,089	34,706
Graco, Inc. (Machinery)	891	117,424
Graham Holdings Co. - Class B (Diversified Consumer Services)	99	55,089
Granite Construction, Inc. (Construction & Engineering)	594	37,832
Great Plains Energy, Inc. (Electric Utilities)	3,267	107,256
Greif, Inc. - Class A (Containers & Packaging)	396	21,990
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	2,475	33,908
Halyard Health, Inc.* (Health Care Equipment & Supplies)	693	29,210
Hancock Holding Co. (Banks)	1,287	62,741
Hawaiian Electric Industries, Inc. (Electric Utilities)	1,683	61,362
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,881	60,643
HealthSouth Corp. (Health Care Providers & Services)	1,485	68,518
Helen of Troy, Ltd.* (Household Durables)	396	36,788
Herman Miller, Inc. (Commercial Services & Supplies)	891	29,938

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	1,584	$80,863
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	990	79,903
HNI Corp. (Commercial Services & Supplies)	693	23,714
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	2,673	98,766
Home BancShares, Inc. (Banks)	2,376	53,412
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	2,475	70,736
HSN, Inc. (Internet & Direct Marketing Retail)	495	18,662
Hubbell, Inc. (Electrical Equipment)	792	99,650
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	693	161,351
IDACORP, Inc. (Electric Utilities)	792	72,888
IDEX Corp. (Machinery)	1,188	152,312
ILG, Inc. (Hotels, Restaurants & Leisure)	1,584	46,997
INC Research Holdings, Inc.* - Class A (Life Sciences Tools & Services)	891	50,921
Ingredion, Inc. (Food Products)	1,089	136,506
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,980	61,519
InterDigital, Inc. (Communications Equipment)	495	36,308
International Bancshares Corp. (Banks)	792	32,155
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	396	15,385
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	594	126,469
ITT, Inc. (Machinery)	1,287	60,026
j2 Global, Inc. (Internet Software & Services)	693	51,379
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	2,673	75,592
Jack Henry & Associates, Inc. (IT Services)	1,188	130,834
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	495	51,237
Janus Henderson Group PLC (Capital Markets)	2,772	96,327
JBG Smith Properties* (Equity Real Estate Investment Trusts)	1,386	43,257
JetBlue Airways Corp.* (Airlines)	4,950	94,793
John Wiley & Sons, Inc. - Class A (Media)	693	37,872
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	693	89,737
KB Home (Household Durables)	1,287	35,302
KBR, Inc. (Construction & Engineering)	2,079	40,811
Kemper Corp. (Insurance)	693	44,421
Kennametal, Inc. (Machinery)	1,188	51,856
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	2,772	123,825
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	1,485	105,777
Kirby Corp.* (Marine)	792	56,113
KLX, Inc.* (Aerospace & Defense)	792	43,449
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	1,980	82,071
Knowles Corp.* (Electronic Equipment, Instruments & Components)	1,386	22,952
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	1,287	90,656
Lamb Weston Holding, Inc. (Food Products)	2,178	111,056
Lancaster Colony Corp. (Food Products)	297	37,190
Landstar System, Inc. (Road & Rail)	594	58,658
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	1,683	47,477
Legg Mason, Inc. (Capital Markets)	1,287	49,138
Leidos Holdings, Inc. (IT Services)	2,178	136,169
Lennox International, Inc. (Building Products)	594	113,531
Liberty Property Trust (Equity Real Estate Investment Trusts)	2,277	97,638
Life Storage, Inc. (Equity Real Estate Investment Trusts)	693	56,008
LifePoint Health, Inc.* (Health Care Providers & Services)	594	28,601
Lincoln Electric Holdings, Inc. (Machinery)	891	81,678
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	297	62,073
LivaNova PLC* (Health Care Equipment & Supplies)	693	51,213
Live Nation Entertainment, Inc.* (Media)	2,079	91,019
LogMeIn, Inc. (Internet Software & Services)	792	95,872
Louisiana-Pacific Corp.* (Paper & Forest Products)	2,178	59,198
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	1,386	31,559
Mallinckrodt PLC* (Pharmaceuticals)	1,485	47,030
Manhattan Associates, Inc.* (Software)	1,089	45,586
ManpowerGroup, Inc. (Professional Services)	990	122,047
MarketAxess Holdings, Inc. (Capital Markets)	594	103,356
Masimo Corp.* (Health Care Equipment & Supplies)	693	60,818
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	1,386	36,798
MAXIMUS, Inc. (IT Services)	990	65,766
MB Financial, Inc. (Banks)	1,287	59,125
MDU Resources Group, Inc. (Multi-Utilities)	2,970	81,230
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	5,544	73,347
Medidata Solutions, Inc.* (Health Care Technology)	891	67,029
MEDNAX, Inc.* (Health Care Providers & Services)	1,386	60,693
Mercury General Corp. (Insurance)	594	33,246
Meredith Corp. (Media)	594	31,482
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	1,782	95,105
Minerals Technologies, Inc. (Chemicals)	495	35,591
Molina Healthcare, Inc.* (Health Care Providers & Services)	693	47,006

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	594	$72,272
MSA Safety, Inc. (Commercial Services & Supplies)	495	39,353
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	693	57,450
MSCI, Inc. - Class A (Capital Markets)	1,386	162,660
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	2,475	66,206
Murphy USA, Inc.* (Specialty Retail)	495	36,808
Nabors Industries, Ltd. (Energy Equipment & Services)	4,356	24,524
National Fuel Gas Co. (Gas Utilities)	1,287	74,710
National Instruments Corp. (Electronic Equipment, Instruments & Components)	1,584	71,280
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	2,277	91,490
NCR Corp.* (Technology Hardware, Storage & Peripherals)	1,881	60,361
NetScout Systems, Inc.* (Communications Equipment)	1,386	39,362
New Jersey Resources Corp. (Gas Utilities)	1,287	57,207
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	7,425	93,258
NewMarket Corp. (Chemicals)	99	39,639
Nordson Corp. (Machinery)	792	100,338
NorthWestern Corp. (Multi-Utilities)	693	41,081
NOW, Inc.* (Trading Companies & Distributors)	1,683	21,071
Nu Skin Enterprises, Inc. - Class A (Personal Products)	792	50,379
NuVasive, Inc.* (Health Care Equipment & Supplies)	792	44,930
NVR, Inc.* (Household Durables)	99	324,857
Oceaneering International, Inc. (Energy Equipment & Services)	1,485	30,027
Office Depot, Inc. (Specialty Retail)	7,821	24,245
OGE Energy Corp. (Electric Utilities)	3,069	113,062
Old Dominion Freight Line, Inc. (Road & Rail)	990	119,919
Old Republic International Corp. (Insurance)	3,762	76,331
Olin Corp. (Chemicals)	2,475	90,412
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	2,970	85,714
ONE Gas, Inc. (Gas Utilities)	792	60,968
Orbital ATK, Inc. (Aerospace & Defense)	891	118,441
Oshkosh Corp. (Machinery)	1,089	99,709
Owens & Minor, Inc. (Health Care Providers & Services)	891	21,892
Owens-Illinois, Inc.* (Containers & Packaging)	2,475	59,128
PacWest Bancorp (Banks)	1,980	95,674
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	396	26,948
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	3,267	64,621
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	1,683	48,757
Pinnacle Financial Partners, Inc. (Banks)	1,089	72,092
Pitney Bowes, Inc. (Commercial Services & Supplies)	2,871	39,448
Plantronics, Inc. (Communications Equipment)	495	22,453
PNM Resources, Inc. (Electric Utilities)	1,188	51,559
Polaris Industries, Inc. (Leisure Products)	891	105,521
PolyOne Corp. (Chemicals)	1,287	59,292
Pool Corp. (Distributors)	594	71,743
Post Holdings, Inc.* (Food Products)	990	82,101
Potlatch Corp. (Equity Real Estate Investment Trusts)	594	30,769
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	792	37,145
Primerica, Inc. (Insurance)	693	61,331
Prosperity Bancshares, Inc. (Banks)	1,089	71,634
PTC, Inc.* (Software)	1,782	118,413
QEP Resources, Inc.* (Oil, Gas & Consumable Fuels)	3,663	32,784
Quality Care Properties* (Equity Real Estate Investment Trusts)	1,386	21,940
Rayonier, Inc. (Equity Real Estate Investment Trusts)	1,980	59,360
Regal Beloit Corp. (Electrical Equipment)	693	56,237
Reinsurance Group of America, Inc. (Insurance)	990	147,885
Reliance Steel & Aluminum Co. (Metals & Mining)	1,089	83,679
RenaissanceRe Holdings, Ltd. (Insurance)	594	82,186
Rollins, Inc. (Commercial Services & Supplies)	1,485	65,206
Rowan Cos. PLC* - Class A (Energy Equipment & Services)	1,683	24,117
Royal Gold, Inc. (Metals & Mining)	990	83,269
RPM International, Inc. (Chemicals)	1,980	105,593
Ryder System, Inc. (Road & Rail)	792	64,215
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	2,376	47,330
Sabre Corp. (IT Services)	3,168	61,966
Sally Beauty Holdings, Inc.* (Specialty Retail)	1,980	34,274
Sanderson Farms, Inc. (Food Products)	297	44,422
Science Applications International Corp. (IT Services)	693	50,825
SEI Investments Co. (Capital Markets)	1,980	127,729
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	3,564	65,578
Sensient Technologies Corp. (Chemicals)	693	52,703
Service Corp. International (Diversified Consumer Services)	2,871	101,805
Signature Bank* (Banks)	792	102,968
Silgan Holdings, Inc. (Containers & Packaging)	1,089	31,853
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	693	65,766
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	1,188	74,595
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	2,079	66,362
SLM Corp.* (Consumer Finance)	6,534	69,195

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
SM Energy Co. (Oil, Gas & Consumable Fuels)	1,584	$33,787
Snyder’s-Lance, Inc. (Food Products)	1,287	48,430
Sonoco Products Co. (Containers & Packaging)	1,485	76,908
Sotheby’s* - Class A (Diversified Consumer Services)	594	30,781
Southwest Gas Corp. (Gas Utilities)	693	57,096
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	7,722	42,857
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	1,881	34,780
Steel Dynamics, Inc. (Metals & Mining)	3,663	136,301
STERIS PLC (Health Care Equipment & Supplies)	1,287	120,116
Sterling Bancorp (Banks)	3,366	84,318
Stifel Financial Corp. (Capital Markets)	990	52,500
Superior Energy Services, Inc.* (Energy Equipment & Services)	2,277	20,083
SVB Financial Group* (Banks)	792	173,670
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	495	18,374
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	396	53,412
Synovus Financial Corp. (Banks)	1,881	88,125
Take-Two Interactive Software, Inc.* (Software)	1,584	175,269
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	1,485	33,784
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	891	42,073
TCF Financial Corp. (Banks)	2,574	46,898
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	495	45,921
TEGNA, Inc. (Media)	3,267	39,955
Teledyne Technologies, Inc.* (Aerospace & Defense)	495	84,130
Teleflex, Inc. (Health Care Equipment & Supplies)	693	164,227
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	1,386	40,402
Tempur Sealy International, Inc.* (Household Durables)	693	45,301
Tenet Healthcare Corp.* (Health Care Providers & Services)	1,188	16,965
Teradata Corp.* (IT Services)	1,881	62,919
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	2,970	127,383
Terex Corp. (Machinery)	1,287	60,631
Texas Capital Bancshares, Inc.* (Banks)	792	68,152
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	990	49,510
The Boston Beer Co., Inc.* - Class A (Beverages)	99	17,627
The Brink’s Co. (Commercial Services & Supplies)	792	60,271
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	693	31,005
The Chemours Co. (Chemicals)	2,772	156,923
The Dun & Bradstreet Corp. (Professional Services)	594	69,397
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	1,881	48,812
The Hain Celestial Group, Inc.* (Food Products)	1,584	57,056
The Hanover Insurance Group, Inc. (Insurance)	594	58,438
The Michaels Cos., Inc.* (Specialty Retail)	1,683	32,684
The New York Times Co. - Class A (Media)	1,881	35,927
The Scotts Miracle-Gro Co. - Class A (Chemicals)	594	59,174
The Timken Co. (Machinery)	990	46,679
The Toro Co. (Machinery)	1,683	105,777
The Ultimate Software Group, Inc.* (Software)	396	80,226
The Wendy’s Co. (Hotels, Restaurants & Leisure)	2,772	42,162
Thor Industries, Inc. (Automobiles)	693	94,400
Toll Brothers, Inc. (Household Durables)	2,277	104,833
Tootsie Roll Industries, Inc. (Food Products)	297	10,573
Transocean, Ltd.* (Energy Equipment & Services)	5,940	62,370
TreeHouse Foods, Inc.* (Food Products)	891	59,145
TRI Pointe Group, Inc.* (Household Durables)	2,277	40,280
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	3,861	157,838
Trinity Industries, Inc. (Machinery)	2,277	74,048
Trustmark Corp. (Banks)	990	32,611
Tupperware Brands Corp. (Household Durables)	792	46,530
Tyler Technologies, Inc.* (Software)	495	87,759
UGI Corp. (Gas Utilities)	2,673	127,930
UMB Financial Corp. (Banks)	693	50,956
Umpqua Holdings Corp. (Banks)	3,366	68,868
United Bankshares, Inc. (Banks)	1,584	56,945
United Natural Foods, Inc.* (Food & Staples Retailing)	792	30,706
United States Steel Corp. (Metals & Mining)	2,673	67,680
United Therapeutics Corp.* (Biotechnology)	693	82,183
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	2,475	43,313
Urban Edge Properties (Equity Real Estate Investment Trusts)	1,584	37,161
Urban Outfitters, Inc.* (Specialty Retail)	1,188	29,130
Valley National Bancorp (Banks)	3,960	45,540
Valmont Industries, Inc. (Construction & Engineering)	297	47,193
Valvoline, Inc. (Chemicals)	3,069	73,717
Vectren Corp. (Multi-Utilities)	1,287	87,696
VeriFone Systems, Inc.* (Electronic Equipment, Instruments & Components)	1,683	32,112
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,683	70,821
ViaSat, Inc.* (Communications Equipment)	792	51,559
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	2,079	46,258
W.R. Berkley Corp. (Insurance)	1,485	101,841

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Wabtec Corp. (Machinery)	1,287	$98,456
Washington Federal, Inc. (Thrifts & Mortgage Finance)	1,386	48,233
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	2,772	21,705
Watsco, Inc. (Trading Companies & Distributors)	495	82,452
Webster Financial Corp. (Banks)	1,386	76,216
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	1,782	54,262
WellCare Health Plans, Inc.* (Health Care Providers & Services)	693	137,034
Werner Enterprises, Inc. (Road & Rail)	693	24,705
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	1,089	110,425
Westar Energy, Inc. (Electric Utilities)	2,178	116,479
WEX, Inc.* (IT Services)	594	73,412
WGL Holdings, Inc. (Gas Utilities)	792	67,874
Williams-Sonoma, Inc. (Specialty Retail)	1,188	61,301
Wintrust Financial Corp. (Banks)	891	72,429
Woodward, Inc. (Machinery)	792	61,245
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	990	27,522
Worthington Industries, Inc. (Metals & Mining)	693	31,532
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	6,039	68,120
Zebra Technologies Corp.* - Class A (Electronic Equipment, Instruments & Components)	792	91,864
TOTAL COMMON STOCKS (Cost $19,672,502)		26,141,417

	Principal Amount	Value
Repurchase Agreements(a)(b) (46.8%)
Repurchase Agreements with various counterparties, rates 0.93%-1.03%, dated 10/31/17, due 11/1/17, total to be received $21,945,596	$21,945,000	$21,945,000
TOTAL REPURCHASE AGREEMENTS (Cost $21,945,000)		21,945,000

TOTAL INVESTMENT SECURITIES (Cost $41,617,502) - 102.5%		48,086,417
Net other assets (liabilities) - (2.5)%		(1,177,871)

NET ASSETS - 100.0%		$46,908,546

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2017, the aggregate amount held in a segregated account was $2,577,000.

ADR              American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	23	12/18/17	$3,991,991	$4,217,050	$225,059

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
S&P MidCap 400	Goldman Sachs International	11/27/17	1.65%	$4,466,506	$4,456,743	$(9,607)
S&P MidCap 400	UBS AG	11/27/17	1.65%	12,112,777	12,083,456	(28,856)
				$16,579,283	$16,540,199	$(38,463)

(1)                   Agreements may be terminated at will by either party without penalty.

(2)                   Reflects the floating financing rate, as of October 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

Mid-Cap ProFund invested in the following industries as of October 31, 2017:

	Value	% of Net Assets
Aerospace & Defense	$526,879	1.1%
Airlines	94,793	0.2%
Auto Components	176,935	0.4%
Automobiles	94,400	0.2%
Banks	2,245,118	4.8%
Beverages	17,627	NM
Biotechnology	177,272	0.4%
Building Products	113,531	0.2%
Capital Markets	840,570	1.8%
Chemicals	800,694	1.7%
Commercial Services & Supplies	459,951	1.0%
Communications Equipment	344,851	0.7%
Construction & Engineering	324,349	0.7%
Construction Materials	73,160	0.2%
Consumer Finance	69,195	0.1%
Containers & Packaging	338,476	0.7%
Distributors	71,743	0.2%
Diversified Consumer Services	224,256	0.5%
Diversified Telecommunication Services	14,387	NM
Electric Utilities	522,606	1.1%
Electrical Equipment	203,960	0.4%
Electronic Equipment, Instruments & Components	1,410,309	3.0%
Energy Equipment & Services	371,762	0.8%
Equity Real Estate Investment Trusts	2,266,081	4.8%
Food & Staples Retailing	133,540	0.3%
Food Products	652,744	1.4%
Gas Utilities	583,974	1.2%
Health Care Equipment & Supplies	810,142	1.7%
Health Care Providers & Services	421,069	0.9%
Health Care Technology	104,396	0.2%
Hotels, Restaurants & Leisure	694,341	1.5%
Household Durables	692,507	1.5%
Household Products	38,304	0.1%
Industrial Conglomerates	108,732	0.2%
Insurance	1,138,229	2.4%
Internet & Direct Marketing Retail	18,662	NM
Internet Software & Services	173,191	0.4%
IT Services	913,143	1.9%
Leisure Products	175,722	0.4%
Life Sciences Tools & Services	274,613	0.6%
Machinery	1,337,371	2.9%
Marine	56,113	0.1%
Media	404,386	0.9%
Metals & Mining	546,528	1.2%
Multiline Retail	50,645	0.1%
Multi-Utilities	261,693	0.6%
Oil, Gas & Consumable Fuels	651,415	1.4%
Paper & Forest Products	106,045	0.2%
Personal Products	123,355	0.3%
Pharmaceuticals	229,009	0.5%
Professional Services	191,444	0.4%
Real Estate Management & Development	121,088	0.3%
Road & Rail	458,445	1.0%
Semiconductors & Semiconductor Equipment	764,898	1.6%
Software	938,722	2.0%
Specialty Retail	439,753	0.9%
Technology Hardware, Storage & Peripherals	104,125	0.2%
Textiles, Apparel & Luxury Goods	167,174	0.4%
Thrifts & Mortgage Finance	141,491	0.3%
Trading Companies & Distributors	196,263	0.4%
Water Utilities	94,838	0.2%
Wireless Telecommunication Services	40,402	0.1%
Other**	20,767,129	44.3%
Total	$46,908,546	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Mid-Cap Growth ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2017 (unaudited)

	Shares	Value
Common Stocks (99.7%)
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	1,088	$13,469
ABIOMED, Inc.* (Health Care Equipment & Supplies)	544	104,949
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	204	6,397
ACI Worldwide, Inc.* (Software)	748	18,012
Acxiom Corp.* (IT Services)	476	11,976
Akorn, Inc.* (Pharmaceuticals)	1,224	39,866
Alexander & Baldwin, Inc. (Real Estate Management & Development)	340	15,382
AMC Networks, Inc.* - Class A (Media)	476	24,219
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	1,088	45,239
AptarGroup, Inc. (Containers & Packaging)	408	35,525
Aqua America, Inc. (Water Utilities)	1,224	43,428
ARRIS International PLC* (Communications Equipment)	952	27,132
Avis Budget Group, Inc.* (Road & Rail)	952	39,270
Bank of Hawaii Corp. (Banks)	408	33,297
Bank of the Ozarks, Inc. (Banks)	1,632	76,084
Belden, Inc. (Electronic Equipment, Instruments & Components)	272	21,736
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	136	29,891
Bio-Techne Corp. (Life Sciences Tools & Services)	476	62,366
Bioverativ, Inc.* (Biotechnology)	1,428	80,682
Black Hills Corp. (Multi-Utilities)	408	26,626
Blackbaud, Inc. (Software)	612	61,996
Brinker International, Inc. (Hotels, Restaurants & Leisure)	680	20,890
Broadridge Financial Solutions, Inc. (IT Services)	1,564	134,379
Brocade Communications Systems, Inc. (Communications Equipment)	3,604	41,986
Brown & Brown, Inc. (Insurance)	1,564	77,950
Buffalo Wild Wings, Inc.* (Hotels, Restaurants & Leisure)	204	24,113
Cable One, Inc. (Media)	68	48,267
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	1,292	14,328
Camden Property Trust (Equity Real Estate Investment Trusts)	612	55,839
Carlisle Cos., Inc. (Industrial Conglomerates)	816	89,621
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	612	59,198
Catalent, Inc.* (Pharmaceuticals)	680	28,961
CDK Global, Inc. (Software)	1,768	112,374
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	408	47,446
Chemical Financial Corp. (Banks)	612	32,246
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	204	42,544
Cinemark Holdings, Inc. (Media)	816	29,653
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	884	49,504
Cognex Corp. (Electronic Equipment, Instruments & Components)	1,156	142,361
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	340	89,321
Commerce Bancshares, Inc. (Banks)	1,224	71,188
CommVault Systems, Inc.* (Software)	544	28,315
Compass Minerals International, Inc. (Metals & Mining)	204	13,382
Convergys Corp. (IT Services)	544	13,997
Copart, Inc.* (Commercial Services & Supplies)	2,652	96,241
Core Laboratories N.V. (Energy Equipment & Services)	272	27,173
CoreLogic, Inc.* (IT Services)	1,156	54,216
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	476	52,717
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	884	28,226
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	204	31,851
Crane Co. (Machinery)	680	56,522
Cullen/Frost Bankers, Inc. (Banks)	408	40,188
Curtiss-Wright Corp. (Aerospace & Defense)	612	72,369
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	1,836	29,119
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	612	37,571
DCT Industrial Trust, Inc. (Equity Real Estate Investment Trusts)	1,224	71,016
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	204	13,921
Deluxe Corp. (Commercial Services & Supplies)	408	28,417
Dick’s Sporting Goods, Inc. (Specialty Retail)	1,156	28,287
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	612	111,995
Donaldson Co., Inc. (Machinery)	1,224	57,785
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	2,040	81,172
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	1,224	72,302
Dycom Industries, Inc.* (Construction & Engineering)	204	17,917
Eagle Materials, Inc. (Construction Materials)	680	71,788
East West Bancorp, Inc. (Banks)	1,224	73,244
Eaton Vance Corp. (Capital Markets)	952	48,047
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	952	33,225
EMCOR Group, Inc. (Construction & Engineering)	408	32,848
Energen Corp.* (Oil, Gas & Consumable Fuels)	544	28,125
Energizer Holdings, Inc. (Household Products)	544	23,387
EnerSys (Electrical Equipment)	612	42,454
EPR Properties (Equity Real Estate Investment Trusts)	544	37,634
FactSet Research Systems, Inc. (Capital Markets)	408	77,467

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Fair Isaac Corp. (Software)	408	$59,225
Federated Investors, Inc. - Class B (Capital Markets)	612	19,015
First Horizon National Corp. (Banks)	3,128	58,713
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,632	50,396
Fortinet, Inc.* (Software)	2,040	80,396
Fulton Financial Corp. (Banks)	1,156	21,039
GATX Corp. (Trading Companies & Distributors)	204	12,120
Genesee & Wyoming, Inc.* - Class A (Road & Rail)	408	29,286
Gentex Corp. (Auto Components)	3,808	73,913
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	476	15,170
Graco, Inc. (Machinery)	748	98,579
Granite Construction, Inc. (Construction & Engineering)	544	34,648
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	1,292	17,700
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,156	37,269
HealthSouth Corp. (Health Care Providers & Services)	1,292	59,613
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	816	41,657
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	544	43,906
HNI Corp. (Commercial Services & Supplies)	340	11,635
Home BancShares, Inc. (Banks)	2,108	47,388
Hubbell, Inc. (Electrical Equipment)	476	59,891
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	612	142,492
IDEX Corp. (Machinery)	1,020	130,774
ILG, Inc. (Hotels, Restaurants & Leisure)	816	24,211
INC Research Holdings, Inc.* - Class A (Life Sciences Tools & Services)	748	42,748
Ingredion, Inc. (Food Products)	476	59,667
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,768	54,932
InterDigital, Inc. (Communications Equipment)	476	34,915
International Bancshares Corp. (Banks)	340	13,804
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	476	101,345
j2 Global, Inc. (Internet Software & Services)	612	45,374
Jack Henry & Associates, Inc. (IT Services)	1,020	112,333
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	408	42,232
JBG Smith Properties* (Equity Real Estate Investment Trusts)	612	19,101
John Wiley & Sons, Inc. - Class A (Media)	272	14,865
Kennametal, Inc. (Machinery)	476	20,777
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,428	63,789
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	1,292	92,028
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	1,700	70,465
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	1,088	76,639
Lamb Weston Holding, Inc. (Food Products)	1,224	62,412
Lancaster Colony Corp. (Food Products)	272	34,060
Landstar System, Inc. (Road & Rail)	544	53,720
Lennox International, Inc. (Building Products)	476	90,978
Liberty Property Trust (Equity Real Estate Investment Trusts)	1,972	84,559
Lincoln Electric Holdings, Inc. (Machinery)	816	74,803
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	272	56,848
Live Nation Entertainment, Inc.* (Media)	952	41,679
LogMeIn, Inc. (Internet Software & Services)	680	82,314
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	748	17,032
Manhattan Associates, Inc.* (Software)	612	25,618
MarketAxess Holdings, Inc. (Capital Markets)	476	82,824
Masimo Corp.* (Health Care Equipment & Supplies)	612	53,709
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	544	14,443
MAXIMUS, Inc. (IT Services)	884	58,724
MB Financial, Inc. (Banks)	612	28,115
MDU Resources Group, Inc. (Multi-Utilities)	2,584	70,672
Medidata Solutions, Inc.* (Health Care Technology)	748	56,272
MEDNAX, Inc.* (Health Care Providers & Services)	748	32,755
Meredith Corp. (Media)	272	14,416
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	1,564	83,470
Minerals Technologies, Inc. (Chemicals)	476	34,224
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	476	57,915
MSA Safety, Inc. (Commercial Services & Supplies)	476	37,842
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	612	50,734
MSCI, Inc. - Class A (Capital Markets)	1,224	143,649
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	2,176	58,209
National Fuel Gas Co. (Gas Utilities)	612	35,527
National Instruments Corp. (Electronic Equipment, Instruments & Components)	680	30,600
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	1,156	46,448
NCR Corp.* (Technology Hardware, Storage & Peripherals)	1,632	52,371
NewMarket Corp. (Chemicals)	68	27,227
Nordson Corp. (Machinery)	680	86,149

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Nu Skin Enterprises, Inc. - Class A (Personal Products)	476	$30,278
NuVasive, Inc.* (Health Care Equipment & Supplies)	680	38,576
NVR, Inc.* (Household Durables)	68	223,133
Old Dominion Freight Line, Inc. (Road & Rail)	884	107,079
Oshkosh Corp. (Machinery)	544	49,809
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	340	23,137
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	1,292	25,556
Pinnacle Financial Partners, Inc. (Banks)	952	63,022
Plantronics, Inc. (Communications Equipment)	340	15,422
Polaris Industries, Inc. (Leisure Products)	340	40,266
Pool Corp. (Distributors)	544	65,704
Post Holdings, Inc.* (Food Products)	884	73,310
Potlatch Corp. (Equity Real Estate Investment Trusts)	340	17,612
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	408	19,135
Primerica, Inc. (Insurance)	612	54,162
PTC, Inc.* (Software)	1,088	72,298
QEP Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,224	10,955
Rayonier, Inc. (Equity Real Estate Investment Trusts)	748	22,425
RenaissanceRe Holdings, Ltd. (Insurance)	272	37,634
Rollins, Inc. (Commercial Services & Supplies)	1,292	56,732
Royal Gold, Inc. (Metals & Mining)	884	74,353
RPM International, Inc. (Chemicals)	1,088	58,022
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	1,088	21,673
Sabre Corp. (IT Services)	1,360	26,602
Sally Beauty Holdings, Inc.* (Specialty Retail)	952	16,479
Science Applications International Corp. (IT Services)	612	44,884
SEI Investments Co. (Capital Markets)	1,088	70,187
Sensient Technologies Corp. (Chemicals)	340	25,857
Service Corp. International (Diversified Consumer Services)	1,564	55,460
Signature Bank* (Banks)	476	61,885
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	544	51,626
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	816	51,237
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	1,768	56,435
SLM Corp.* (Consumer Finance)	5,780	61,210
SM Energy Co. (Oil, Gas & Consumable Fuels)	680	14,504
Sonoco Products Co. (Containers & Packaging)	680	35,217
Sotheby’s* - Class A (Diversified Consumer Services)	476	24,666
Southwest Gas Corp. (Gas Utilities)	612	50,422
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	3,808	21,134
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	816	15,088
Steel Dynamics, Inc. (Metals & Mining)	2,176	80,970
Sterling Bancorp (Banks)	2,992	74,950
Superior Energy Services, Inc.* (Energy Equipment & Services)	816	7,197
SVB Financial Group* (Banks)	408	89,465
Synovus Financial Corp. (Banks)	816	38,230
Take-Two Interactive Software, Inc.* (Software)	1,428	158,008
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	884	20,111
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	476	22,477
Teledyne Technologies, Inc.* (Aerospace & Defense)	340	57,786
Teleflex, Inc. (Health Care Equipment & Supplies)	340	80,573
Tempur Sealy International, Inc.* (Household Durables)	340	22,226
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	1,496	64,163
Texas Capital Bancshares, Inc.* (Banks)	408	35,108
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	884	44,209
The Boston Beer Co., Inc.* - Class A (Beverages)	68	12,107
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	612	27,381
The Chemours Co. (Chemicals)	1,360	76,989
The Dun & Bradstreet Corp. (Professional Services)	476	55,611
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	884	22,940
The Michaels Cos., Inc.* (Specialty Retail)	748	14,526
The Scotts Miracle-Gro Co. - Class A (Chemicals)	544	54,193
The Toro Co. (Machinery)	1,428	89,750
The Ultimate Software Group, Inc.* (Software)	408	82,657
The Wendy’s Co. (Hotels, Restaurants & Leisure)	2,448	37,234
Thor Industries, Inc. (Automobiles)	680	92,630
Tootsie Roll Industries, Inc. (Food Products)	204	7,262
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	2,176	88,955
Trustmark Corp. (Banks)	408	13,440
Tupperware Brands Corp. (Household Durables)	272	15,980
Tyler Technologies, Inc.* (Software)	476	84,390
UMB Financial Corp. (Banks)	408	30,000
United Bankshares, Inc. (Banks)	612	22,001
United States Steel Corp. (Metals & Mining)	1,156	29,270
United Therapeutics Corp.* (Biotechnology)	408	48,385
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	2,176	38,080

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Urban Edge Properties (Equity Real Estate Investment Trusts)	952	$22,334
Urban Outfitters, Inc.* (Specialty Retail)	1,088	26,678
Valmont Industries, Inc. (Construction & Engineering)	136	21,610
Valvoline, Inc. (Chemicals)	1,428	34,301
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	884	37,199
ViaSat, Inc.* (Communications Equipment)	476	30,988
Wabtec Corp. (Machinery)	748	57,222
Washington Federal, Inc. (Thrifts & Mortgage Finance)	1,156	40,229
Watsco, Inc. (Trading Companies & Distributors)	272	45,307
Webster Financial Corp. (Banks)	816	44,872
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	1,564	47,624
WellCare Health Plans, Inc.* (Health Care Providers & Services)	612	121,017
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	1,020	103,429
Westar Energy, Inc. (Electric Utilities)	1,156	61,823
WEX, Inc.* (IT Services)	544	67,233
WGL Holdings, Inc. (Gas Utilities)	340	29,138
Woodward, Inc. (Machinery)	748	57,843
Worthington Industries, Inc. (Metals & Mining)	612	27,846
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,788	31,449
Zebra Technologies Corp.* - Class A (Electronic Equipment, Instruments & Components)	680	78,873
TOTAL COMMON STOCKS (Cost $8,889,643)		11,986,452

	Principal Amount	Value
Repurchase Agreements(a) (0.4%)
Repurchase Agreements with various counterparties, rates 0.93%-1.03%, dated 10/31/17, due 11/1/17, total to be received $51,001	$51,000	$51,000
TOTAL REPURCHASE AGREEMENTS (Cost $51,000)		51,000

TOTAL INVESTMENT SECURITIES (Cost $8,940,643) - 100.1%		12,037,452
Net other assets (liabilities) - (0.1)%		(9,155)

NET ASSETS - 100.0%		$12,028,297

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Mid-Cap Growth ProFund invested in the following industries as of October 31, 2017:

	Value	% of Net Assets
Aerospace & Defense	$272,647	2.3%
Auto Components	73,913	0.6%
Automobiles	92,630	0.8%
Banks	968,280	8.0%
Beverages	12,107	0.1%
Biotechnology	129,067	1.1%
Building Products	90,978	0.8%
Capital Markets	441,189	3.7%
Chemicals	310,814	2.6%
Commercial Services & Supplies	230,867	1.9%
Communications Equipment	150,443	1.3%
Construction & Engineering	107,023	0.9%
Construction Materials	71,788	0.6%
Consumer Finance	61,210	0.5%
Containers & Packaging	70,742	0.6%
Distributors	65,704	0.5%
Diversified Consumer Services	80,126	0.7%
Electric Utilities	61,823	0.5%
Electrical Equipment	102,345	0.9%
Electronic Equipment, Instruments & Components	673,828	5.6%
Energy Equipment & Services	59,926	0.5%
Equity Real Estate Investment Trusts	1,143,044	9.4%
Food & Staples Retailing	15,088	0.1%
Food Products	236,711	2.0%
Gas Utilities	115,087	1.0%
Health Care Equipment & Supplies	440,312	3.7%
Health Care Providers & Services	219,782	1.8%
Health Care Technology	56,272	0.5%
Hotels, Restaurants & Leisure	553,335	4.6%
Household Durables	261,339	2.2%
Household Products	23,387	0.2%
Industrial Conglomerates	89,621	0.7%
Insurance	169,746	1.4%
Internet Software & Services	127,688	1.1%
IT Services	524,344	4.4%
Leisure Products	40,266	0.3%
Life Sciences Tools & Services	182,451	1.5%
Machinery	780,012	6.4%
Media	173,099	1.4%
Metals & Mining	225,821	1.9%
Multi-Utilities	97,298	0.8%
Oil, Gas & Consumable Fuels	210,847	1.8%
Personal Products	30,278	0.3%
Pharmaceuticals	87,962	0.7%
Professional Services	55,611	0.5%
Real Estate Management & Development	15,382	0.1%
Road & Rail	299,820	2.5%
Semiconductors & Semiconductor Equipment	427,928	3.6%
Software	783,289	6.4%
Specialty Retail	85,970	0.7%
Technology Hardware, Storage & Peripherals	65,840	0.5%
Textiles, Apparel & Luxury Goods	129,554	1.1%
Thrifts & Mortgage Finance	40,229	0.3%
Trading Companies & Distributors	108,161	0.9%
Water Utilities	43,428	0.4%
Other**	41,845	0.3%
Total	$12,028,297	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Mid-Cap Value ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2017 (unaudited)

	Shares	Value
Common Stocks (100.4%)
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	308	$3,813
Aaron’s, Inc. (Specialty Retail)	588	21,638
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	644	20,196
ACI Worldwide, Inc.* (Software)	616	14,833
Acxiom Corp.* (IT Services)	420	10,567
Adtalem Global Education, Inc. (Diversified Consumer Services)	588	21,727
AECOM Technology Corp.* (Construction & Engineering)	1,512	53,011
AGCO Corp. (Machinery)	644	44,159
Alexander & Baldwin, Inc. (Real Estate Management & Development)	196	8,867
Alleghany Corp.* (Insurance)	140	79,271
Allegheny Technologies, Inc.* (Metals & Mining)	1,064	26,792
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	1,736	23,401
AMC Networks, Inc.* - Class A (Media)	168	8,548
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	532	22,121
American Eagle Outfitters, Inc. (Specialty Retail)	1,624	21,144
American Financial Group, Inc. (Insurance)	672	70,889
AptarGroup, Inc. (Containers & Packaging)	336	29,256
Aqua America, Inc. (Water Utilities)	812	28,810
ARRIS International PLC* (Communications Equipment)	1,008	28,728
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	840	70,216
Ashland Global Holdings, Inc. (Chemicals)	588	39,972
Aspen Insurance Holdings, Ltd. (Insurance)	588	25,225
Associated Banc-Corp. (Banks)	1,456	36,837
Atmos Energy Corp. (Gas Utilities)	1,036	90,380
AutoNation, Inc.* (Specialty Retail)	616	29,198
Avnet, Inc. (Electronic Equipment, Instruments & Components)	1,176	46,805
Avon Products, Inc.* (Personal Products)	4,256	9,704
BancorpSouth, Inc. (Banks)	812	25,659
Bank of Hawaii Corp. (Banks)	112	9,140
Bed Bath & Beyond, Inc. (Specialty Retail)	1,400	27,860
Belden, Inc. (Electronic Equipment, Instruments & Components)	196	15,662
Bemis Co., Inc. (Containers & Packaging)	868	39,076
Big Lots, Inc. (Multiline Retail)	420	21,550
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	112	24,616
Black Hills Corp. (Multi-Utilities)	196	12,791
Brocade Communications Systems, Inc. (Communications Equipment)	1,400	16,310
Brunswick Corp. (Leisure Products)	868	43,965
Cabot Corp. (Chemicals)	588	35,844
CalAtlantic Group, Inc. (Household Durables)	728	35,920
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	980	10,868
Camden Property Trust (Equity Real Estate Investment Trusts)	392	35,766
Carpenter Technology Corp. (Metals & Mining)	448	22,306
Cars.com, Inc.* (Internet Software & Services)	700	16,674
Casey’s General Stores, Inc. (Food & Staples Retailing)	364	41,703
Catalent, Inc.* (Pharmaceuticals)	700	29,813
Cathay General Bancorp, Inc. (Banks)	728	30,430
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	168	19,537
Chemical Financial Corp. (Banks)	252	13,278
Ciena Corp.* (Communications Equipment)	1,372	29,183
Cinemark Holdings, Inc. (Media)	448	16,280
Clean Harbors, Inc.* (Commercial Services & Supplies)	504	26,969
CNO Financial Group, Inc. (Insurance)	1,624	38,927
Commercial Metals Co. (Metals & Mining)	1,120	21,818
Compass Minerals International, Inc. (Metals & Mining)	168	11,021
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,988	32,066
Convergys Corp. (IT Services)	504	12,968
Cooper Tire & Rubber Co. (Auto Components)	504	16,531
Core Laboratories N.V. (Energy Equipment & Services)	224	22,378
Corecivic, Inc. (Equity Real Estate Investment Trusts)	1,148	28,310
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	308	9,834
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	4,060	36,621
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	56	8,743
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	952	33,986
Cullen/Frost Bankers, Inc. (Banks)	280	27,580
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	1,848	29,309
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	420	25,784
Dana Holding Corp. (Auto Components)	1,400	42,686
Dean Foods Co. (Food Products)	868	8,463
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	140	9,554
Deluxe Corp. (Commercial Services & Supplies)	168	11,701
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	616	10,306
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	728	14,050
Dillard’s, Inc. - Class A (Multiline Retail)	196	9,957
Domtar Corp. (Paper & Forest Products)	616	29,149
Donaldson Co., Inc. (Machinery)	392	18,506
Dril-Quip, Inc.* (Energy Equipment & Services)	364	15,324
DST Systems, Inc. (IT Services)	588	34,469
Dycom Industries, Inc.* (Construction & Engineering)	140	12,296
East West Bancorp, Inc. (Banks)	504	30,159

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Eaton Vance Corp. (Capital Markets)	420	$21,197
Edgewell Personal Care Co.* (Personal Products)	560	36,361
EMCOR Group, Inc. (Construction & Engineering)	308	24,797
Endo International PLC* (Pharmaceuticals)	1,932	12,326
Energen Corp.* (Oil, Gas & Consumable Fuels)	532	27,504
Energizer Holdings, Inc. (Household Products)	224	9,630
Ensco PLCADR - Class A (Energy Equipment & Services)	4,172	22,487
EPR Properties (Equity Real Estate Investment Trusts)	252	17,433
Esterline Technologies Corp.* (Aerospace & Defense)	252	23,902
F.N.B. Corp. (Banks)	3,108	41,927
FactSet Research Systems, Inc. (Capital Markets)	112	21,265
Federated Investors, Inc. - Class B (Capital Markets)	476	14,789
First American Financial Corp. (Insurance)	1,064	57,903
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	784	42,980
Flowers Foods, Inc. (Food Products)	1,764	33,569
Frontier Communications Corp. (Diversified Telecommunication Services)	756	9,155
Fulton Financial Corp. (Banks)	840	15,288
GameStop Corp. - Class A (Specialty Retail)	980	18,316
GATX Corp. (Trading Companies & Distributors)	196	11,644
Genesee & Wyoming, Inc.* - Class A (Road & Rail)	308	22,108
Genworth Financial, Inc.* - Class A (Insurance)	4,816	15,941
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	364	11,601
Graham Holdings Co. - Class B (Diversified Consumer Services)	56	31,161
Great Plains Energy, Inc. (Electric Utilities)	2,072	68,024
Greif, Inc. - Class A (Containers & Packaging)	252	13,994
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	644	8,823
Halyard Health, Inc.* (Health Care Equipment & Supplies)	448	18,883
Hancock Holding Co. (Banks)	812	39,585
Hawaiian Electric Industries, Inc. (Electric Utilities)	1,036	37,773
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	364	11,735
Helen of Troy, Ltd.* (Household Durables)	252	23,411
Herman Miller, Inc. (Commercial Services & Supplies)	588	19,757
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	420	21,441
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	252	20,339
HNI Corp. (Commercial Services & Supplies)	168	5,749
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	1,708	63,111
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	1,596	45,614
HSN, Inc. (Internet & Direct Marketing Retail)	308	11,612
Hubbell, Inc. (Electrical Equipment)	196	24,661
IDACORP, Inc. (Electric Utilities)	476	43,806
ILG, Inc. (Hotels, Restaurants & Leisure)	448	13,292
Ingredion, Inc. (Food Products)	364	45,626
International Bancshares Corp. (Banks)	252	10,231
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	252	9,790
ITT, Inc. (Machinery)	840	39,178
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	1,736	49,094
Janus Henderson Group PLC (Capital Markets)	1,736	60,327
JBG Smith Properties* (Equity Real Estate Investment Trusts)	448	13,982
JetBlue Airways Corp.* (Airlines)	3,164	60,591
John Wiley & Sons, Inc. - Class A (Media)	224	12,242
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	448	58,012
KB Home (Household Durables)	812	22,273
KBR, Inc. (Construction & Engineering)	1,344	26,383
Kemper Corp. (Insurance)	476	30,512
Kennametal, Inc. (Machinery)	420	18,333
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	756	33,771
Kirby Corp.* (Marine)	532	37,692
KLX, Inc.* (Aerospace & Defense)	504	27,649
Knowles Corp.* (Electronic Equipment, Instruments & Components)	868	14,374
Lamb Weston Holding, Inc. (Food Products)	532	27,127
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	1,092	30,805
Legg Mason, Inc. (Capital Markets)	840	32,071
Leidos Holdings, Inc. (IT Services)	1,372	85,777
Life Storage, Inc. (Equity Real Estate Investment Trusts)	448	36,207
LifePoint Health, Inc.* (Health Care Providers & Services)	392	18,875
LivaNova PLC* (Health Care Equipment & Supplies)	420	31,038
Live Nation Entertainment, Inc.* (Media)	616	26,968
Louisiana-Pacific Corp.* (Paper & Forest Products)	1,400	38,052
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	336	7,651
Mallinckrodt PLC* (Pharmaceuticals)	924	29,263
Manhattan Associates, Inc.* (Software)	224	9,377
ManpowerGroup, Inc. (Professional Services)	644	79,392
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	448	11,894
MB Financial, Inc. (Banks)	336	15,436
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	3,500	46,305

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
MEDNAX, Inc.* (Health Care Providers & Services)	336	$14,713
Mercury General Corp. (Insurance)	364	20,373
Meredith Corp. (Media)	168	8,904
Molina Healthcare, Inc.* (Health Care Providers & Services)	420	28,488
Murphy USA, Inc.* (Specialty Retail)	336	24,985
Nabors Industries, Ltd. (Energy Equipment & Services)	2,744	15,449
National Fuel Gas Co. (Gas Utilities)	364	21,130
National Instruments Corp. (Electronic Equipment, Instruments & Components)	532	23,940
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	616	24,751
NetScout Systems, Inc.* (Communications Equipment)	868	24,651
New Jersey Resources Corp. (Gas Utilities)	840	37,338
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	4,704	59,082
NewMarket Corp. (Chemicals)	28	11,211
NorthWestern Corp. (Multi-Utilities)	476	28,217
NOW, Inc.* (Trading Companies & Distributors)	1,036	12,971
Nu Skin Enterprises, Inc. - Class A (Personal Products)	140	8,905
Oceaneering International, Inc. (Energy Equipment & Services)	952	19,249
Office Depot, Inc. (Specialty Retail)	5,012	15,537
OGE Energy Corp. (Electric Utilities)	1,932	71,175
Old Republic International Corp. (Insurance)	2,352	47,722
Olin Corp. (Chemicals)	1,596	58,303
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	1,904	54,950
ONE Gas, Inc. (Gas Utilities)	504	38,798
Orbital ATK, Inc. (Aerospace & Defense)	560	74,440
Oshkosh Corp. (Machinery)	336	30,764
Owens & Minor, Inc. (Health Care Providers & Services)	588	14,447
Owens-Illinois, Inc.* (Containers & Packaging)	1,568	37,460
PacWest Bancorp (Banks)	1,232	59,531
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	1,120	22,154
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	1,064	30,824
Pitney Bowes, Inc. (Commercial Services & Supplies)	1,792	24,622
Plantronics, Inc. (Communications Equipment)	112	5,080
PNM Resources, Inc. (Electric Utilities)	756	32,810
Polaris Industries, Inc. (Leisure Products)	280	33,160
PolyOne Corp. (Chemicals)	784	36,119
Potlatch Corp. (Equity Real Estate Investment Trusts)	140	7,252
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	224	10,506
Prosperity Bancshares, Inc. (Banks)	672	44,204
PTC, Inc.* (Software)	336	22,327
QEP Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,428	12,781
Quality Care Properties* (Equity Real Estate Investment Trusts)	896	14,184
Rayonier, Inc. (Equity Real Estate Investment Trusts)	672	20,147
Regal Beloit Corp. (Electrical Equipment)	420	34,083
Reinsurance Group of America, Inc. (Insurance)	616	92,017
Reliance Steel & Aluminum Co. (Metals & Mining)	700	53,787
RenaissanceRe Holdings, Ltd. (Insurance)	196	27,119
Rowan Cos. PLC* - Class A (Energy Equipment & Services)	1,092	15,648
RPM International, Inc. (Chemicals)	476	25,385
Ryder System, Inc. (Road & Rail)	504	40,865
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	756	15,060
Sabre Corp. (IT Services)	1,036	20,264
Sally Beauty Holdings, Inc.* (Specialty Retail)	560	9,694
Sanderson Farms, Inc. (Food Products)	196	29,316
SEI Investments Co. (Capital Markets)	504	32,513
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	2,296	42,246
Sensient Technologies Corp. (Chemicals)	168	12,776
Service Corp. International (Diversified Consumer Services)	700	24,822
Signature Bank* (Banks)	168	21,842
Silgan Holdings, Inc. (Containers & Packaging)	700	20,475
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	168	10,549
SM Energy Co. (Oil, Gas & Consumable Fuels)	504	10,750
Snyder’s-Lance, Inc. (Food Products)	812	30,556
Sonoco Products Co. (Containers & Packaging)	448	23,202
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	2,156	11,966
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	616	11,390
Steel Dynamics, Inc. (Metals & Mining)	756	28,130
STERIS PLC (Health Care Equipment & Supplies)	812	75,785
Stifel Financial Corp. (Capital Markets)	672	35,637
Superior Energy Services, Inc.* (Energy Equipment & Services)	868	7,656
SVB Financial Group* (Banks)	196	42,979
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	336	12,472
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	280	37,766
Synovus Financial Corp. (Banks)	588	27,548
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	280	6,370
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	252	11,899
TCF Financial Corp. (Banks)	1,652	30,099
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	336	31,171

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
TEGNA, Inc. (Media)	2,072	$25,341
Teledyne Technologies, Inc.* (Aerospace & Defense)	112	19,036
Teleflex, Inc. (Health Care Equipment & Supplies)	196	46,448
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	896	26,119
Tempur Sealy International, Inc.* (Household Durables)	168	10,982
Tenet Healthcare Corp.* (Health Care Providers & Services)	784	11,196
Teradata Corp.* (IT Services)	1,204	40,274
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	812	34,827
Terex Corp. (Machinery)	812	38,253
Texas Capital Bancshares, Inc.* (Banks)	168	14,456
The Boston Beer Co., Inc.* - Class A (Beverages)	28	4,985
The Brink’s Co. (Commercial Services & Supplies)	476	36,224
The Chemours Co. (Chemicals)	812	45,968
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	588	15,259
The Hain Celestial Group, Inc.* (Food Products)	1,008	36,308
The Hanover Insurance Group, Inc. (Insurance)	420	41,320
The Michaels Cos., Inc.* (Specialty Retail)	532	10,331
The New York Times Co. - Class A (Media)	1,204	22,996
The Timken Co. (Machinery)	672	31,685
Toll Brothers, Inc. (Household Durables)	1,456	67,034
Tootsie Roll Industries, Inc. (Food Products)	56	1,994
Transocean, Ltd.* (Energy Equipment & Services)	3,780	39,690
TreeHouse Foods, Inc.* (Food Products)	560	37,173
TRI Pointe Group, Inc.* (Household Durables)	1,456	25,757
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	868	35,484
Trinity Industries, Inc. (Machinery)	1,456	47,348
Trustmark Corp. (Banks)	364	11,990
Tupperware Brands Corp. (Household Durables)	280	16,450
UGI Corp. (Gas Utilities)	1,680	80,405
UMB Financial Corp. (Banks)	140	10,294
Umpqua Holdings Corp. (Banks)	2,128	43,539
United Bankshares, Inc. (Banks)	560	20,132
United Natural Foods, Inc.* (Food & Staples Retailing)	476	18,455
United States Steel Corp. (Metals & Mining)	840	21,269
United Therapeutics Corp.* (Biotechnology)	112	13,282
Urban Edge Properties (Equity Real Estate Investment Trusts)	364	8,539
Valley National Bancorp (Banks)	2,548	29,302
Valmont Industries, Inc. (Construction & Engineering)	112	17,797
Valvoline, Inc. (Chemicals)	952	22,867
Vectren Corp. (Multi-Utilities)	812	55,330
VeriFone Systems, Inc.* (Electronic Equipment, Instruments & Components)	1,092	20,835
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	392	16,495
ViaSat, Inc.* (Communications Equipment)	196	12,760
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,288	28,658
W.R. Berkley Corp. (Insurance)	924	63,368
Wabtec Corp. (Machinery)	280	21,420
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	1,792	14,031
Watsco, Inc. (Trading Companies & Distributors)	112	18,656
Webster Financial Corp. (Banks)	308	16,937
Werner Enterprises, Inc. (Road & Rail)	420	14,973
Westar Energy, Inc. (Electric Utilities)	560	29,949
WGL Holdings, Inc. (Gas Utilities)	252	21,596
Williams-Sonoma, Inc. (Specialty Retail)	756	39,010
Wintrust Financial Corp. (Banks)	532	43,246
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	672	18,682
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,792	20,214
TOTAL COMMON STOCKS (Cost $5,514,003)		7,925,456

TOTAL INVESTMENT SECURITIES (Cost $5,514,003) - 100.4%		7,925,456
Net other assets (liabilities) - (0.4)%		(34,814)

NET ASSETS - 100.0%		$7,890,642

*                           Non-income producing security.

ADR              American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Mid-Cap Value ProFund invested in the following industries as of October 31, 2017:

	Value	% of Net Assets
Aerospace & Defense	$145,028	1.8%
Airlines	60,591	0.8%
Auto Components	59,217	0.8%
Banks	711,649	8.9%
Beverages	4,985	0.1%
Biotechnology	13,282	0.2%
Capital Markets	217,799	2.8%
Chemicals	288,444	3.7%
Commercial Services & Supplies	125,022	1.6%
Communications Equipment	116,712	1.5%
Construction & Engineering	134,284	1.7%
Containers & Packaging	163,463	2.1%
Diversified Consumer Services	77,710	1.0%
Diversified Telecommunication Services	9,155	0.1%
Electric Utilities	283,537	3.6%
Electrical Equipment	58,744	0.7%
Electronic Equipment, Instruments & Components	407,776	5.2%
Energy Equipment & Services	190,341	2.4%
Equity Real Estate Investment Trusts	624,296	7.8%
Food & Staples Retailing	71,548	0.9%
Food Products	250,132	3.2%
Gas Utilities	289,648	3.7%
Health Care Equipment & Supplies	204,093	2.6%
Health Care Providers & Services	107,915	1.4%
Health Care Technology	23,401	0.3%
Hotels, Restaurants & Leisure	42,374	0.5%
Household Durables	201,827	2.6%
Household Products	9,630	0.1%
Insurance	610,587	7.7%
Internet & Direct Marketing Retail	11,612	0.1%
Internet Software & Services	16,674	0.2%
IT Services	204,319	2.6%
Leisure Products	77,125	1.0%
Life Sciences Tools & Services	44,153	0.6%
Machinery	289,647	3.7%
Marine	37,692	0.5%
Media	121,279	1.5%
Metals & Mining	185,123	2.3%
Multiline Retail	31,507	0.4%
Multi-Utilities	96,338	1.2%
Oil, Gas & Consumable Fuels	259,483	3.3%
Paper & Forest Products	67,201	0.9%
Personal Products	54,970	0.7%
Pharmaceuticals	81,908	1.0%
Professional Services	79,392	1.0%
Real Estate Management & Development	66,879	0.8%
Road & Rail	77,946	1.0%
Semiconductors & Semiconductor Equipment	170,069	2.2%
Software	46,537	0.6%
Specialty Retail	217,714	2.8%
Technology Hardware, Storage & Peripherals	17,863	0.2%
Textiles, Apparel & Luxury Goods	9,554	0.1%
Thrifts & Mortgage Finance	59,082	0.7%
Trading Companies & Distributors	43,271	0.5%
Water Utilities	28,810	0.4%
Wireless Telecommunication Services	26,118	0.3%
Other**	(34,814)	(0.4)%
Total	$7,890,642	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Mobile Telecommunications UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2017 (unaudited)

	Shares	Value
Common Stocks (33.1%)
Sprint Corp.* (Wireless Telecommunication Services)	40,568	$265,315
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	5,508	160,558
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	17,358	1,037,488
TOTAL COMMON STOCKS (Cost $555,565)		1,463,361

	Principal Amount	Value
Repurchase Agreements(a)(b) (59.2%)
Repurchase Agreements with various counterparties, rates 0.93%-1.03%, dated 10/31/17, due 11/1/17, total to be received $2,619,071	$2,619,000	$2,619,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,619,000)		2,619,000

TOTAL INVESTMENT SECURITIES (Cost $3,174,565) - 92.3%		4,082,361
Net other assets (liabilities) - 7.7%		342,242

NET ASSETS - 100.0%		$4,424,603

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2017, the aggregate amount held in a segregated account was $288,000.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
Dow Jones U.S. Mobile Telecommunications Index	Goldman Sachs International	11/24/17	1.70%	$970,727	$939,842	$(31,292)
Dow Jones U.S. Mobile Telecommunications Index	UBS AG	11/24/17	1.55%	4,282,950	4,243,986	(39,951)
				$5,253,677	$5,183,828	$(71,243)

(1)                   Agreements may be terminated at will by either party without penalty.

(2)                   Reflects the floating financing rate, as of October 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

Mobile Telecommunications UltraSector ProFund invested in the following industries as of October 31, 2017:

	Value	% of Net Assets
Wireless Telecommunication Services	$1,463,361	33.1%
Other**	2,961,242	66.9%
Total	$4,424,603	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

NASDAQ-100 ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2017 (unaudited)

	Shares	Value
Common Stocks (65.3%)
Activision Blizzard, Inc. (Software)	4,960	$324,830
Adobe Systems, Inc.* (Software)	3,264	571,722
Akamai Technologies, Inc.* (Internet Software & Services)	1,120	58,520
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,472	176,140
Align Technology, Inc.* (Health Care Equipment & Supplies)	512	122,358
Alphabet, Inc.* - Class A (Internet Software & Services)	1,952	2,016,494
Alphabet, Inc.* - Class C (Internet Software & Services)	2,304	2,342,339
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	3,168	3,501,528
American Airlines Group, Inc. (Airlines)	3,200	149,824
Amgen, Inc. (Biotechnology)	4,800	841,056
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,432	222,042
Apple, Inc. (Technology Hardware, Storage & Peripherals)	34,016	5,750,065
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	7,040	397,267
Autodesk, Inc.* (Software)	1,440	179,942
Automatic Data Processing, Inc. (IT Services)	2,912	338,549
Baidu, Inc.*ADR (Internet Software & Services)	1,824	444,947
Biogen, Inc.* (Biotechnology)	1,408	438,817
BioMarin Pharmaceutical, Inc.* (Biotechnology)	1,152	94,568
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	2,688	709,390
CA, Inc. (Software)	2,784	90,146
Celgene Corp.* (Biotechnology)	5,152	520,197
Cerner Corp.* (Health Care Technology)	2,176	146,924
Charter Communications, Inc.* - Class A (Media)	1,696	566,752
Check Point Software Technologies, Ltd.* (Software)	1,088	128,068
Cintas Corp. (Commercial Services & Supplies)	704	104,924
Cisco Systems, Inc. (Communications Equipment)	32,928	1,124,491
Citrix Systems, Inc.* (Software)	992	81,949
Cognizant Technology Solutions Corp. (IT Services)	3,904	295,416
Comcast Corp. - Class A (Media)	30,976	1,116,066
Costco Wholesale Corp. (Food & Staples Retailing)	2,880	463,910
CSX Corp. (Road & Rail)	6,016	303,388
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	3,008	144,053
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	1,504	91,849
Discovery Communications, Inc.* - Class A (Media)	1,024	19,333
Discovery Communications, Inc.* - Class C (Media)	1,440	25,646
Dish Network Corp.* - Class A (Media)	1,504	73,004
Dollar Tree, Inc.* (Multiline Retail)	1,568	143,080
eBay, Inc.* (Internet Software & Services)	7,040	264,986
Electronic Arts, Inc.* (Software)	2,048	244,941
Expedia, Inc. (Internet & Direct Marketing Retail)	928	115,684
Express Scripts Holding Co.* (Health Care Providers & Services)	3,808	233,392
Facebook, Inc.* - Class A (Internet Software & Services)	15,616	2,811,817
Fastenal Co. (Trading Companies & Distributors)	1,888	88,679
Fiserv, Inc.* (IT Services)	1,376	178,096
Gilead Sciences, Inc. (Biotechnology)	8,608	645,256
Hasbro, Inc. (Leisure Products)	832	77,035
Henry Schein, Inc.* (Health Care Providers & Services)	1,056	83,002
Hologic, Inc.* (Health Care Equipment & Supplies)	1,856	70,250
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	576	95,714
Illumina, Inc.* (Life Sciences Tools & Services)	960	196,982
Incyte Corp.* (Biotechnology)	1,344	152,208
Intel Corp. (Semiconductors & Semiconductor Equipment)	30,944	1,407,643
Intuit, Inc. (Software)	1,696	256,130
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	768	288,276
J.B. Hunt Transport Services, Inc. (Road & Rail)	736	78,303
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	6,048	226,921
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	1,024	111,503
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,056	220,250
Liberty Global PLC* - Class A (Media)	1,472	45,411
Liberty Global PLC* - Class C (Media)	3,936	117,647
Liberty Interactive Corp.* - Class G (Internet & Direct Marketing Retail)	2,784	63,252
Liberty LiLAC Group* - Class A (Media)	320	6,950
Liberty LiLAC Group* - Class C (Media)	800	17,600
Liberty Ventures* - Class A (Internet & Direct Marketing Retail)	544	30,986
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	2,464	294,399
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	1,856	97,514
Mercadolibre, Inc. (Internet Software & Services)	288	69,209
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,536	145,613
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	7,328	324,704
Microsoft Corp. (Software)	50,720	4,218,891
Mondelez International, Inc. - Class A (Food Products)	9,920	410,986
Monster Beverage Corp.* (Beverages)	3,744	216,890
Mylan N.V.* (Pharmaceuticals)	3,520	125,699
Netease.com, Inc.ADR (Internet Software & Services)	512	144,343

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Netflix, Inc.* (Internet & Direct Marketing Retail)	2,848	$559,433
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	1,504	83,848
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	3,968	820,622
O’Reilly Automotive, Inc.* (Specialty Retail)	576	121,507
PACCAR, Inc. (Machinery)	2,304	165,266
Paychex, Inc. (IT Services)	2,368	151,055
PayPal Holdings, Inc.* (IT Services)	7,936	575,835
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	9,728	496,225
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	704	283,444
Ross Stores, Inc. (Specialty Retail)	2,560	162,535
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	1,888	69,799
Shire Pharmaceuticals Group PLCADR (Biotechnology)	480	70,862
Sirius XM Holdings, Inc. (Media)	30,400	165,376
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,216	138,454
Starbucks Corp. (Hotels, Restaurants & Leisure)	9,504	521,199
Symantec Corp. (Software)	4,032	131,040
Tesla Motors, Inc.* (Automobiles)	1,088	360,705
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	6,528	631,192
The Kraft Heinz Co. (Food Products)	8,032	621,114
The Priceline Group, Inc.* (Internet & Direct Marketing Retail)	320	611,827
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	5,472	327,061
Tractor Supply Co. (Specialty Retail)	832	50,136
Twenty-First Century Fox, Inc. - Class A (Media)	6,944	181,586
Twenty-First Century Fox, Inc. - Class B (Media)	5,248	133,562
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	416	83,945
Verisk Analytics, Inc.* - Class A (Professional Services)	1,088	92,534
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,664	243,327
Viacom, Inc. - Class B (Media)	2,336	56,134
Vodafone Group PLCADR (Wireless Telecommunication Services)	3,072	89,027
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	7,040	466,541
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	1,952	174,255
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	672	99,113
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,632	120,262
TOTAL COMMON STOCKS (Cost $19,821,953)		47,155,577

	Principal Amount	Value
Repurchase Agreements(a)(b) (34.0%)
Repurchase Agreements with various counterparties, rates 0.93%-1.03%, dated 10/31/17, due 11/1/17, total to be received $24,565,667	$24,565,000	$24,565,000
TOTAL REPURCHASE AGREEMENTS (Cost $24,565,000)		24,565,000

TOTAL INVESTMENT SECURITIES (Cost $44,386,953) - 99.3%		71,720,577
Net other assets (liabilities) - 0.7%		478,955

NET ASSETS - 100.0%		$72,199,532

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2017, the aggregate amount held in a segregated account was $1,430,000.

ADR              American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	80	12/18/17	$9,479,751	$9,998,800	$519,049

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	11/27/17	1.75%	$7,119,688	$7,151,671	$31,663
NASDAQ-100 Index	UBS AG	11/27/17	1.60%	7,848,620	7,888,144	39,173
				$14,968,308	$15,039,815	$70,836

(1)                   Agreements may be terminated at will by either party without penalty.

(2)                   Reflects the floating financing rate, as of October 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

NASDAQ-100 ProFund invested in the following industries as of October 31, 2017:

	Value	% of Net Assets
Airlines	$149,824	0.2%
Automobiles	360,705	0.5%
Beverages	216,890	0.3%
Biotechnology	3,465,875	4.8%
Commercial Services & Supplies	104,924	0.1%
Communications Equipment	1,124,491	1.6%
Food & Staples Retailing	930,451	1.3%
Food Products	1,032,100	1.4%
Health Care Equipment & Supplies	668,447	0.9%
Health Care Providers & Services	316,394	0.4%
Health Care Technology	146,924	0.2%
Hotels, Restaurants & Leisure	998,559	1.4%
Internet & Direct Marketing Retail	5,253,684	7.3%
Internet Software & Services	8,152,655	11.4%
IT Services	1,538,951	2.1%
Leisure Products	77,035	0.1%
Life Sciences Tools & Services	196,982	0.3%
Machinery	165,266	0.2%
Media	2,525,067	3.5%
Multiline Retail	143,080	0.2%
Pharmaceuticals	125,699	0.2%
Professional Services	92,534	0.1%
Road & Rail	381,690	0.5%
Semiconductors & Semiconductor Equipment	5,842,681	8.1%
Software	6,227,660	8.6%
Specialty Retail	418,123	0.6%
Technology Hardware, Storage & Peripherals	5,994,119	8.3%
Trading Companies & Distributors	88,679	0.1%
Wireless Telecommunication Services	416,088	0.6%
Other**	25,043,955	34.7%
Total	$72,199,532	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Oil & Gas UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2017 (unaudited)

	Shares	Value
Common Stocks (74.8%)
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	6,306	$311,327
Andeavor (Oil, Gas & Consumable Fuels)	1,626	172,746
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	2,413	46,812
Apache Corp. (Oil, Gas & Consumable Fuels)	4,287	177,353
Baker Hughes a GE Co. - Class A (Energy Equipment & Services)	4,813	151,273
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	5,204	144,151
Cheniere Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,275	106,334
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	10,217	39,846
Chevron Corp. (Oil, Gas & Consumable Fuels)	21,319	2,470,658
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	1,071	125,232
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,673	224,533
ConocoPhillips (Oil, Gas & Consumable Fuels)	13,689	700,192
Continental Resources, Inc.* (Oil, Gas & Consumable Fuels)	968	39,407
Core Laboratories N.V. (Energy Equipment & Services)	496	49,550
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	5,913	218,190
Diamondback Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,105	118,412
Dril-Quip, Inc.* (Energy Equipment & Services)	426	17,935
Energen Corp.* (Oil, Gas & Consumable Fuels)	1,094	56,560
Ensco PLCADR - Class A (Energy Equipment & Services)	4,870	26,249
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	6,494	648,556
EQT Corp. (Oil, Gas & Consumable Fuels)	1,952	122,078
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	47,670	3,973,294
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	916	50,215
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	1,852	25,372
Halliburton Co. (Energy Equipment & Services)	9,762	417,228
Helmerich & Payne, Inc. (Energy Equipment & Services)	1,219	66,204
Hess Corp. (Oil, Gas & Consumable Fuels)	3,042	134,335
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	1,994	73,678
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	21,601	391,194
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	9,565	136,014
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	5,696	340,279
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	1,824	48,792
Nabors Industries, Ltd. (Energy Equipment & Services)	3,218	18,117
National Oilwell Varco, Inc. (Energy Equipment & Services)	4,276	146,196
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	2,240	68,970
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	5,476	152,616
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	2,671	25,241
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	8,601	555,367
Oceaneering International, Inc. (Energy Equipment & Services)	1,107	22,384
OGE Energy Corp. (Electric Utilities)	2,246	82,743
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	4,275	232,004
Parsley Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	2,621	69,719
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	2,398	47,432
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	1,233	35,720
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	740	37,688
Phillips 66 (Oil, Gas & Consumable Fuels)	4,833	440,190
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	1,913	286,319
QEP Resources, Inc.* (Oil, Gas & Consumable Fuels)	2,708	24,237
Range Resources Corp. (Oil, Gas & Consumable Fuels)	2,543	46,054
Rice Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,021	57,295
Rowan Cos. PLC* - Class A (Energy Equipment & Services)	1,280	18,342
RSP Permian, Inc.* (Oil, Gas & Consumable Fuels)	1,409	48,484
Schlumberger, Ltd. (Energy Equipment & Services)	15,631	1,000,384
SemGroup Corp. - Class A (Oil, Gas & Consumable Fuels)	743	19,355
SM Energy Co. (Oil, Gas & Consumable Fuels)	1,150	24,530
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	5,731	31,807
Superior Energy Services, Inc.* (Energy Equipment & Services)	1,717	15,144
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	2,424	100,596
TechnipFMC PLC* (Energy Equipment & Services)	4,941	135,334
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	9,301	265,079
Transocean, Ltd.* (Energy Equipment & Services)	4,399	46,190
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	913	27,856
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	4,971	392,162

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Weatherford International PLC* (Energy Equipment & Services)	11,088	$38,475
Whiting Petroleum Corp.* (Oil, Gas & Consumable Fuels)	4,079	24,515
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	772	21,462
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	4,479	50,523
TOTAL COMMON STOCKS (Cost $6,782,409)		16,232,529

	Principal Amount	Value
Repurchase Agreements(a)(b) (20.4%)
Repurchase Agreements with various counterparties, rates 0.93%-1.03%, dated 10/31/17, due 11/1/17, total to be received $4,421,120	$4,421,000	$4,421,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,421,000)		4,421,000

TOTAL INVESTMENT SECURITIES (Cost $11,203,409) - 95.2%		20,653,529
Net other assets (liabilities) - 4.8%		1,032,895

NET ASSETS - 100.0%		$21,686,424

*	Non-income producing security.
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2017, the aggregate amount held in a segregated account was $3,467,000.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
Dow Jones U.S. Oil & Gas Index	Goldman Sachs International	11/24/17	1.70%	$7,518,762	$7,600,046	$80,718
Dow Jones U.S. Oil & Gas Index	UBS AG	11/24/17	1.70%	8,614,042	8,697,312	82,647
				$16,132,804	$16,297,358	$163,365

(1)	Agreements may be terminated at will by either party without penalty.
(2)

Reflects the floating financing rate, as of October 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

Oil & Gas UltraSector ProFund invested in the following industries as of October 31, 2017:

	Value	% of Net Assets
Electric Utilities	$82,743	0.4%
Energy Equipment & Services	2,244,293	10.3%
Oil, Gas & Consumable Fuels	13,855,278	63.9%
Semiconductors & Semiconductor Equipment	50,215	0.2%
Other**	5,453,895	25.2%
Total	$21,686,424	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Oil Equipment, Services & Distribution UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2017 (unaudited)

	Shares	Value
Common Stocks (69.5%)
Baker Hughes a GE Co. - Class A (Energy Equipment & Services)	10,365	$325,772
Core Laboratories N.V. (Energy Equipment & Services)	1,069	106,793
Dril-Quip, Inc.* (Energy Equipment & Services)	912	38,395
Ensco PLCADR - Class A (Energy Equipment & Services)	10,481	56,493
Halliburton Co. (Energy Equipment & Services)	21,013	898,096
Helmerich & Payne, Inc. (Energy Equipment & Services)	2,628	142,727
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	46,487	841,879
Nabors Industries, Ltd. (Energy Equipment & Services)	6,927	38,999
National Oilwell Varco, Inc. (Energy Equipment & Services)	9,203	314,651
Oceaneering International, Inc. (Energy Equipment & Services)	2,373	47,982
OGE Energy Corp. (Electric Utilities)	4,832	178,011
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	9,199	499,230
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	5,165	102,164
Rowan Cos. PLC* - Class A (Energy Equipment & Services)	2,752	39,436
Schlumberger, Ltd. (Energy Equipment & Services)	33,650	2,153,599
SemGroup Corp. - Class A (Oil, Gas & Consumable Fuels)	1,602	41,732
Superior Energy Services, Inc.* (Energy Equipment & Services)	3,701	32,643
TechnipFMC PLC* (Energy Equipment & Services)	10,630	291,156
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	20,022	570,627
Transocean, Ltd.* (Energy Equipment & Services)	9,467	99,404
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	1,961	59,830
Weatherford International PLC* (Energy Equipment & Services)	23,867	82,818
TOTAL COMMON STOCKS (Cost $5,501,230)		6,962,437

	Principal Amount	Value
Repurchase Agreements(a)(b) (26.6%)
Repurchase Agreements with various counterparties, rates 0.93%-1.03%, dated 10/31/17, due 11/1/17, total to be received $2,670,072	$2,670,000	$2,670,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,670,000)		2,670,000

TOTAL INVESTMENT SECURITIES (Cost $8,171,230) - 96.1%		9,632,437
Net other assets (liabilities) - 3.9%		386,951

NET ASSETS - 100.0%		$10,019,388

*	Non-income producing security.
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2017, the aggregate amount held in a segregated account was $1,495,000.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
Dow Jones U.S. Oil Equipment, Services & Distribution Index	Goldman Sachs International	11/24/17	1.70%	$4,362,105	$4,441,458	$81,571
Dow Jones U.S. Oil Equipment, Services & Distribution Index	UBS AG	11/24/17	1.55%	3,547,676	3,613,852	67,968
				$7,909,781	$8,055,310	$149,539

(1)	Agreements may be terminated at will by either party without penalty.
(2)

Reflects the floating financing rate, as of October 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

Oil Equipment, Services & Distribution UltraSector ProFund invested in the following industries as of October 31, 2017:

	Value	% of Net Assets
Electric Utilities	$178,011	1.8%
Energy Equipment & Services	4,830,958	48.2%
Oil, Gas & Consumable Fuels	1,953,468	19.5%
Other**	3,056,951	30.5%
Total	$10,019,388	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Pharmaceuticals UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2017 (unaudited)

	Shares	Value
Common Stocks (62.8%)
Akorn, Inc.* (Pharmaceuticals)	495	$16,122
Allergan PLC (Pharmaceuticals)	1,753	310,684
Bristol-Myers Squibb Co. (Pharmaceuticals)	8,596	530,029
Catalent, Inc.* (Pharmaceuticals)	688	29,302
Eli Lilly & Co. (Pharmaceuticals)	5,074	415,764
Endo International PLC* (Pharmaceuticals)	1,051	6,705
Horizon Pharma PLC* (Pharmaceuticals)	858	11,634
Impax Laboratories, Inc.* (Pharmaceuticals)	395	7,169
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	314	44,440
Johnson & Johnson (Pharmaceuticals)	14,056	1,959,548
Mallinckrodt PLC* (Pharmaceuticals)	503	15,930
Merck & Co., Inc. (Pharmaceuticals)	14,325	789,164
Mylan N.V.* (Pharmaceuticals)	2,811	100,381
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	211	6,763
Perrigo Co. PLC (Pharmaceuticals)	697	56,450
Pfizer, Inc. (Pharmaceuticals)	31,261	1,096,011
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	281	13,179
TESARO, Inc.* (Biotechnology)	195	22,575
The Medicines Co.* (Pharmaceuticals)	340	9,772
Zoetis, Inc. (Pharmaceuticals)	2,565	163,698
TOTAL COMMON STOCKS (Cost $2,833,392)		5,605,320

	Principal Amount	Value
Repurchase Agreements(a)(b) (29.8%)
Repurchase Agreements with various counterparties, rates 0.93%-1.03%, dated 10/31/17, due 11/1/17, total to be received $2,657,072	$2,657,000	$2,657,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,657,000)		2,657,000

TOTAL INVESTMENT SECURITIES (Cost $5,490,392) - 92.6%		8,262,320
Net other assets (liabilities) - 7.4%		663,998

NET ASSETS - 100.0%		$8,926,318

*	Non-income producing security.
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2017, the aggregate amount held in a segregated account was $1,479,000.

See accompanying notes to schedules of portfolio investments.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
Dow Jones U.S. Pharmaceuticals Index	Goldman Sachs International	11/24/17	1.70%	$3,965,896	$3,789,096	$(178,105)
Dow Jones U.S. Pharmaceuticals Index	UBS AG	11/24/17	1.55%	4,201,093	4,008,770	(193,622)
				$8,166,989	$7,797,866	$(371,727)

(1)	Agreements may be terminated at will by either party without penalty.
(2)

Reflects the floating financing rate, as of October 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

Pharmaceuticals UltraSector ProFund invested in the following industries as of October 31, 2017:

	Value	% of Net Assets
Biotechnology	$22,575	0.3%
Pharmaceuticals	5,582,745	62.5%
Other**	3,320,998	37.2%
Total	$8,926,318	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Precious Metals UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2017 (unaudited)

	Shares	Value
Common Stocks (71.4%)
Agnico Eagle Mines, Ltd. (Metals & Mining)	31,630	$1,411,647
Alamos Gold, Inc. (Metals & Mining)	41,028	259,297
AngloGold Ashanti, Ltd.ADR (Metals & Mining)	55,710	518,103
B2gold Corp.* (Metals & Mining)	133,376	337,441
Barrick Gold Corp.ADR (Metals & Mining)	159,136	2,299,515
Coeur Mining, Inc.* (Metals & Mining)	24,769	187,997
Companhia de Minas Buenaventura S.A.ADR (Metals & Mining)	27,393	377,749
Dominion Diamond Corp. (Metals & Mining)	11,202	159,629
Eldorado Gold Corp. (Metals & Mining)	108,388	135,485
First Majestic Silver Corp.* (Metals & Mining)	22,544	152,172
Fortuna Silver Mines, Inc.* (Metals & Mining)	21,735	91,722
Franco-Nevada Corp. (Metals & Mining)	24,838	1,973,131
Gold Fields, Ltd.ADR (Metals & Mining)	104,295	414,051
Goldcorp, Inc. (Metals & Mining)	118,341	1,545,533
Harmony Gold Mining Co., Ltd.ADR (Metals & Mining)	50,572	87,490
Hecla Mining Co. (Metals & Mining)	54,469	257,094
IAMGOLD Corp.* (Metals & Mining)	63,424	348,198
Kinross Gold Corp.* (Metals & Mining)	170,208	672,322
Klondex Mines, Ltd.* (Metals & Mining)	24,210	69,967
MAG Silver Corp.* (Metals & Mining)	9,591	101,856
McEwen Mining, Inc. (Metals & Mining)	33,363	64,724
New Gold, Inc.* (Metals & Mining)	78,639	258,722
Newmont Mining Corp. (Metals & Mining)	72,790	2,632,086
Novagold Resources, Inc.* (Metals & Mining)	29,858	121,522
Osisko Gold Royalties, Ltd. (Metals & Mining)	16,927	213,280
Pan American Silver Corp. (Metals & Mining)	20,907	341,411
Pretium Resources, Inc.* (Metals & Mining)	20,737	233,706
Randgold Resources, Ltd.ADR (Metals & Mining)	12,803	1,258,151
Royal Gold, Inc. (Metals & Mining)	8,919	750,177
Sandstorm Gold, Ltd.* (Metals & Mining)	25,210	108,655
Seabridge Gold, Inc.* (Metals & Mining)	6,030	82,008
Sibanye Gold, Ltd.ADR (Metals & Mining)	59,132	303,347
SSR Mining, Inc.* (Metals & Mining)	16,316	156,634
Tahoe Resources, Inc. (Metals & Mining)	42,661	204,773
Wheaton Precious Metals Corp. (Metals & Mining)	60,308	1,250,788
Yamana Gold, Inc. (Metals & Mining)	129,425	337,799
TOTAL COMMON STOCKS (Cost $13,144,488)		19,718,182

	Principal Amount	Value
Repurchase Agreements(a)(b) (34.0%)
Repurchase Agreements with various counterparties, rates 0.93%-1.03%, dated 10/31/17, due 11/1/17, total to be received $9,378,255	$9,378,000	$9,378,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,378,000)		9,378,000

TOTAL INVESTMENT SECURITIES (Cost $22,522,488) - 105.4%		29,096,182
Net other assets (liabilities) - (5.4)%		(1,490,494)

NET ASSETS - 100.0%		$27,605,688

*	Non-income producing security.
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2017, the aggregate amount held in a segregated account was $4,665,000.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
Dow Jones Precious Metals Index	Goldman Sachs International	11/24/17	1.70%	$10,665,375	$10,317,783	$(351,702)
Dow Jones Precious Metals Index	UBS AG	11/24/17	1.95%	11,675,119	11,343,440	(336,676)
				$22,340,494	$21,661,223	$(688,378)

(1)	Agreements may be terminated at will by either party without penalty.
(2)

Reflects the floating financing rate, as of October 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

Precious Metals UltraSector ProFund invested in the following industries as of October 31, 2017:

	Value	% of Net Assets
Metals & Mining	$19,718,182	71.4%
Other**	7,887,506	28.6%
Total	$27,605,688	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Real Estate UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2017 (unaudited)

	Shares	Value
Common Stocks (72.7%)
Acadia Realty Trust (Equity Real Estate Investment Trusts)	450	$12,668
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	2,124	42,756
Alexander & Baldwin, Inc. (Real Estate Management & Development)	309	13,979
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	526	65,203
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	770	32,017
American Homes 4 Rent - Class A (Equity Real Estate Investment Trusts)	1,267	26,962
American Tower Corp. (Equity Real Estate Investment Trusts)	2,345	336,905
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	6,338	72,632
Apartment Investment & Management Co. - Class A (Equity Real Estate Investment Trusts)	818	35,976
Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts)	1,136	21,516
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	802	145,427
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	549	17,475
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	882	106,881
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	940	16,441
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	1,692	29,559
Camden Property Trust (Equity Real Estate Investment Trusts)	503	45,894
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)	973	7,628
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	1,613	63,423
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts)	1,062	19,435
Colony NorthStar, Inc. - Class A (Equity Real Estate Investment Trusts)	3,072	37,724
Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts)	709	15,655
Corecivic, Inc. (Equity Real Estate Investment Trusts)	651	16,054
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	194	21,486
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	523	16,699
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	2,284	20,602
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	2,252	241,143
CubeSmart (Equity Real Estate Investment Trusts)	1,032	28,091
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	481	29,529
DCT Industrial Trust, Inc. (Equity Real Estate Investment Trusts)	516	29,938
DDR Corp. (Equity Real Estate Investment Trusts)	1,700	13,039
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	1,071	11,631
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,154	136,680
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	859	34,180
Duke Realty Corp. (Equity Real Estate Investment Trusts)	1,975	56,248
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	196	17,756
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	365	12,739
EPR Properties (Equity Real Estate Investment Trusts)	306	21,169
Equinix, Inc. (Equity Real Estate Investment Trusts)	456	211,355
Equity Commonwealth* (Equity Real Estate Investment Trusts)	649	19,487
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts)	515	45,567
Equity Residential (Equity Real Estate Investment Trusts)	1,966	132,233
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	342	89,751
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	684	55,808
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	347	41,820
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	683	21,091
Forest City Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	1,422	35,024
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	366	9,033
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts)	1,060	38,732
GGP, Inc. (Equity Real Estate Investment Trusts)	3,469	67,507
Gramercy Property Trust, Inc. (Equity Real Estate Investment Trusts)	884	26,255
HCP, Inc. (Equity Real Estate Investment Trusts)	2,530	65,375
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	643	20,730
Healthcare Trust of America, Inc. - Class A (Equity Real Estate Investment Trusts)	1,078	32,394
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	595	30,375
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	842	24,064
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	4,036	78,944
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	901	30,472
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	640	11,021
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	1,493	59,720
JBG Smith Properties* (Equity Real Estate Investment Trusts)	521	16,260

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	293	$37,941
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	501	35,686
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	2,277	41,350
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	449	8,392
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	449	31,628
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	671	18,929
Lexington Realty Trust (Equity Real Estate Investment Trusts)	1,152	11,658
Liberty Property Trust (Equity Real Estate Investment Trusts)	864	37,048
Life Storage, Inc. (Equity Real Estate Investment Trusts)	200	16,164
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	453	10,315
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	2,020	26,725
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	2,176	17,930
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	679	69,496
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	209	15,924
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	784	31,501
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	1,739	30,659
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	1,128	32,554
Outfront Media, Inc. (Equity Real Estate Investment Trusts)	812	19,041
Paramount Group, Inc. (Equity Real Estate Investment Trusts)	1,122	17,862
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	798	22,974
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	399	14,228
Physicians Realty Trust (Equity Real Estate Investment Trusts)	987	17,154
Piedmont Office Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	828	16,014
Potlatch Corp. (Equity Real Estate Investment Trusts)	202	10,464
Prologis, Inc. (Equity Real Estate Investment Trusts)	2,929	189,155
Public Storage (Equity Real Estate Investment Trusts)	792	164,142
Quality Care Properties* (Equity Real Estate Investment Trusts)	530	8,390
Rayonier, Inc. (Equity Real Estate Investment Trusts)	741	22,215
Realogy Holdings Corp. (Real Estate Management & Development)	768	24,829
Realty Income Corp. (Equity Real Estate Investment Trusts)	1,447	77,660
Regency Centers Corp. (Equity Real Estate Investment Trusts)	760	46,778
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	1,313	16,045
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	928	20,100
Ryman Hospitality Properties, Inc. (Equity Real Estate Investment Trusts)	289	19,112
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	965	19,223
SBA Communications Corp.* (Equity Real Estate Investment Trusts)	693	108,926
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	1,324	24,362
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	1,691	262,662
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	513	49,084
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	2,559	21,265
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,419	30,523
Starwood Waypoint Homes (Equity Real Estate Investment Trusts)	730	26,506
STORE Capital Corp. (Equity Real Estate Investment Trusts)	862	21,283
Sun Communities, Inc. (Equity Real Estate Investment Trusts)	477	43,054
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	1,205	19,666
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	552	12,558
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	356	16,810
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	647	16,790
The Howard Hughes Corp.* (Real Estate Management & Development)	166	21,187
The Macerich Co. (Equity Real Estate Investment Trusts)	588	32,105
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	1,961	19,218
UDR, Inc. (Equity Real Estate Investment Trusts)	1,438	55,780
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	854	14,945
Urban Edge Properties (Equity Real Estate Investment Trusts)	529	12,410
Ventas, Inc. (Equity Real Estate Investment Trusts)	1,983	124,433
VEREIT, Inc. (Equity Real Estate Investment Trusts)	5,295	41,778
Vornado Realty Trust (Equity Real Estate Investment Trusts)	999	74,785
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	1,024	8,018
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	437	14,067
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	675	20,554

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Welltower, Inc. (Equity Real Estate Investment Trusts)	1,996	$133,652
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	4,168	149,673
WP Carey, Inc. (Equity Real Estate Investment Trusts)	549	37,414
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	546	11,881
TOTAL COMMON STOCKS (Cost $2,313,811)		5,660,833

	Principal Amount	Value
Repurchase Agreements(a)(b) (27.3%)
Repurchase Agreements with various counterparties, rates 0.93%-1.03%, dated 10/31/17, due 11/1/17, total to be received $2,124,058	$2,124,000	$2,124,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,124,000)		2,124,000

TOTAL INVESTMENT SECURITIES (Cost $4,437,811) - 100.0%		7,784,833
Net other assets (liabilities) - NM		(3,738)

NET ASSETS - 100.0%		$7,781,095

*	Non-income producing security.
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2017, the aggregate amount held in a segregated account was $1,289,000.

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
Dow Jones U.S. Real Estate Index	Goldman Sachs International	11/24/17	1.70%	$3,003,798	$2,978,151	$(25,661)
Dow Jones U.S. Real Estate Index	UBS AG	11/24/17	1.55%	3,090,610	3,067,054	(23,435)
				$6,094,408	$6,045,205	$(49,096)

(1)	Agreements may be terminated at will by either party without penalty.
(2)

Reflects the floating financing rate, as of October 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

Real Estate UltraSector ProFund invested in the following industries as of October 31, 2017:

	Value	% of Net Assets
Equity Real Estate Investment Trusts	$5,237,825	67.2%
Mortgage Real Estate Investment Trusts	261,649	3.4%
Real Estate Management & Development	161,359	2.1%
Other**	2,120,262	27.3%
Total	$7,781,095	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Rising Rates Opportunity ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2017 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (109.9%)
Repurchase Agreements with various counterparties, rates 0.93%-1.03%, dated 10/31/17, due 11/1/17, total to be received $36,394,988	$36,394,000	$36,394,000
TOTAL REPURCHASE AGREEMENTS (Cost $36,394,000)		36,394,000

TOTAL INVESTMENT SECURITIES (Cost $36,394,000) - 109.9%		36,394,000
Net other assets (liabilities) - (9.9)%		(3,283,918)

NET ASSETS - 100.0%		$33,110,082

(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2017, the aggregate amount held in a segregated account was $415,000.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
30-Year U.S. Treasury Bond, 2.75% due on 08/15/47	Citibank North America	11/6/17	(0.95)%	$(30,428,435)	$(30,495,492)	$(231,926)
30-Year U.S. Treasury Bond, 2.75% due on 08/15/47	Societe’ Generale	11/6/17	(0.87)%	(10,510,227)	(10,522,406)	(69,455)
				$(40,938,662)	$(41,017,898)	$(301,381)

(1)	Agreements may be terminated at will by either party without penalty.
(2)

Reflects the floating financing rate, as of October 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

Rising Rates Opportunity 10 ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2017 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (100.0%)
Repurchase Agreements with various counterparties, rates 0.93%-1.03%, dated 10/31/17, due 11/1/17, total to be received $8,977,244	$8,977,000	$8,977,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,977,000)		8,977,000

TOTAL INVESTMENT SECURITIES (Cost $8,977,000) - 100.0%		8,977,000
Net other assets (liabilities) - NM		1,179

NET ASSETS - 100.0%		$8,978,179

(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2017, the aggregate amount held in a segregated account was $125,000.

NM	Not meaningful, amount is less than 0.05%.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
10-Year U.S. Treasury Note, 2.25% due on 08/15/27	Citibank North America	11/6/17	(0.75)%	$(2,083,913)	$(2,076,867)	$(2,206)
10-Year U.S. Treasury Note, 2.25% due on 08/15/27	Societe’ Generale	11/6/17	(0.81)%	(6,851,930)	(6,823,992)	(2,512)
				$(8,935,843)	$(8,900,859)	$(4,718)

(1)	Agreements may be terminated at will by either party without penalty.
(2)

Reflects the floating financing rate, as of October 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

Rising U.S. Dollar ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2017 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (93.8%)
Repurchase Agreements with various counterparties, rates 0.93%-1.03%, dated 10/31/17, due 11/1/17, total to be received $15,578,423	$15,578,000	$15,578,000
TOTAL REPURCHASE AGREEMENTS (Cost $15,578,000)		15,578,000

TOTAL INVESTMENT SECURITIES (Cost $15,578,000) - 93.8%		15,578,000
Net other assets (liabilities) - 6.2%		1,031,428

NET ASSETS - 100.0%		$16,609,428

(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. At October 31, 2017, the aggregate amount held in a segregated account was $1,505,000.

At October 31, 2017, the Rising U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation (Depreciation)
Short:
U.S. dollar	$1,792,556	British pound	1,349,694	11/10/17	$1,792,772	$(216)
U.S. dollar	1,915,386	Canadian dollar	2,391,168	11/10/17	1,853,925	61,461
U.S. dollar	10,577,416	Euro	8,985,996	11/10/17	10,471,731	105,685
U.S. dollar	1,184,296	Japanese yen	133,391,946	11/10/17	1,173,813	10,483
U.S. dollar	668,130	Swedish krona	5,413,992	11/10/17	647,245	20,885
U.S. dollar	862,453	Swiss franc	838,296	11/10/17	841,047	21,406
Total Short Contracts	$17,000,237				$16,780,533	$219,704
Long:
British pound	762,890	U.S. dollar	$1,005,941	11/10/17	$1,013,331	$7,390
Canadian dollar	981,864	U.S. dollar	785,397	11/10/17	761,261	(24,136)
Euro	4,315,673	U.S. dollar	5,102,437	11/10/17	5,029,221	(73,216)
Japanese yen	132,314,821	U.S. dollar	1,173,167	11/10/17	1,164,334	(8,833)
Swedish krona	2,990,275	U.S. dollar	367,567	11/10/17	357,489	(10,078)
Swiss franc	301,223	U.S. dollar	307,924	11/10/17	302,211	(5,713)
Total Long Contracts			$8,742,433		$8,627,847	$(114,586)

At October 31, 2017, the Rising U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation (Depreciation)
Short:
U.S. dollar	$1,524,365	British pound	1,147,384	11/10/17	$1,524,047	$318
U.S. dollar	640,922	Canadian dollar	801,587	11/10/17	621,488	19,434
U.S. dollar	5,615,230	Euro	4,772,072	11/10/17	5,561,081	54,149
U.S. dollar	2,600,833	Japanese yen	292,816,548	11/10/17	2,576,706	24,127
U.S. dollar	523,911	Swedish krona	4,250,952	11/10/17	508,204	15,707
U.S. dollar	148,288	Swiss franc	144,543	11/10/17	145,017	3,271
Total Short Contracts	$11,053,549				$10,936,543	$117,006
Long:
British pound	225,023	U.S. dollar	$296,939	11/10/17	$298,894	$1,955
Canadian dollar	268,385	U.S. dollar	212,735	11/10/17	208,085	(4,650)
Euro	1,175,824	U.S. dollar	1,385,415	11/10/17	1,370,234	(15,181)
Japanese yen	36,550,929	U.S. dollar	322,297	11/10/17	321,638	(659)
Swedish krona	828,757	U.S. dollar	101,562	11/10/17	99,078	(2,484)
Swiss franc	83,593	U.S. dollar	84,974	11/10/17	83,867	(1,107)
Total Long Contracts			$2,403,922		$2,381,796	$(22,126)
			Total unrealized appreciation			$346,271
			Total unrealized depreciation			(146,273)
		Total net unrealized appreciation/depreciation				$199,998

See accompanying notes to schedules of portfolio investments.

Semiconductor UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2017 (unaudited)

	Shares	Value
Common Stocks (70.2%)
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	157,033	$1,725,008
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	71,464	6,524,663
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	207,826	11,727,621
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	79,185	20,897,713
Cavium, Inc.* (Semiconductors & Semiconductor Equipment)	13,226	912,462
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	12,440	696,640
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	19,361	691,188
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	65,110	1,032,645
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	27,904	913,856
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	25,806	801,792
Intel Corp. (Semiconductors & Semiconductor Equipment)	915,458	41,644,184
InterDigital, Inc. (Communications Equipment)	7,052	517,264
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	30,290	3,298,278
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	31,954	6,664,646
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	84,694	1,564,298
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	54,793	2,878,824
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	45,420	4,305,816
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	216,919	9,611,681
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	22,183	1,183,907
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	10,929	1,187,436
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	7,586	922,989
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	116,821	24,159,751
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	82,332	1,755,318
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	24,826	1,882,059
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	287,702	14,675,679
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	12,820	526,261
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	8,295	787,196
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	36,104	4,110,801
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	6,892	255,831
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	38,339	1,644,360
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	192,607	18,623,171
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	21,123	888,856
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	48,712	3,589,587
TOTAL COMMON STOCKS (Cost $139,343,750)		192,601,781

	Principal Amount	Value
Repurchase Agreements(a)(b) (24.0%)
Repurchase Agreements with various counterparties, rates 0.93%-1.03%, dated 10/31/17, due 11/1/17, total to be received $65,945,790	$65,944,000	$65,944,000
TOTAL REPURCHASE AGREEMENTS (Cost $65,944,000)		65,944,000

TOTAL INVESTMENT SECURITIES (Cost $205,287,750) - 94.2%		258,545,781
Net other assets (liabilities) - 5.8%		15,896,132

NET ASSETS - 100.0%		$274,441,913

*	Non-income producing security.
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2017, the aggregate amount held in a segregated account was $32,208,000.

See accompanying notes to schedules of portfolio investments.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
Dow Jones U.S. Semiconductors Index	Goldman Sachs International	11/24/17	1.70%	$105,839,187	$110,340,588	$4,529,842
Dow Jones U.S. Semiconductors Index	UBS AG	11/24/17	1.65%	104,129,834	108,567,710	4,467,015
				$209,969,021	$218,908,298	$8,996,857

(1)	Agreements may be terminated at will by either party without penalty.
(2)

Reflects the floating financing rate, as of October 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

Semiconductor UltraSector ProFund invested in the following industries as of October 31, 2017:

	Value	% of Net Assets
Communications Equipment	$517,264	0.2%
Semiconductors & Semiconductor Equipment	192,084,517	70.0%
Other**	81,840,132	29.8%
Total	$274,441,913	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Short NASDAQ-100 ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2017 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (94.4%)
Repurchase Agreements with various counterparties, rates 0.93%-1.03%, dated 10/31/17, due 11/1/17, total to be received $2,491,068	$2,491,000	$2,491,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,491,000)		2,491,000

TOTAL INVESTMENT SECURITIES (Cost $2,491,000) - 94.4%		2,491,000
Net other assets (liabilities) - 5.6%		146,689

NET ASSETS - 100.0%		$2,637,689

(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2017, the aggregate amount held in a segregated account was $350,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	7	12/18/17	$(829,452)	$(874,895)	$(45,443)

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	11/27/17	(1.50)%	$(986,093)	$(991,010)	$(4,878)
NASDAQ-100 Index	UBS AG	11/27/17	(1.25)%	(764,858)	(769,177)	(4,306)
				$(1,750,951)	$(1,760,187)	$(9,184)

(1)	Agreements may be terminated at will by either party without penalty.
(2)

Reflects the floating financing rate, as of October 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

Short Oil & Gas ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2017 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (96.6%)
Repurchase Agreements with various counterparties, rates 0.93%-1.03%, dated 10/31/17, due 11/1/17, total to be received $2,178,059	$2,178,000	$2,178,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,178,000)		2,178,000

TOTAL INVESTMENT SECURITIES (Cost $2,178,000) - 96.6%		2,178,000
Net other assets (liabilities) - 3.4%		76,823

NET ASSETS - 100.0%		$2,254,823

(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2017, the aggregate amount held in a segregated account was $834,000.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
Dow Jones U.S. Oil & Gas Index	Goldman Sachs International	11/24/17	(1.35)%	$(1,198,192)	$(1,211,082)	$(12,887)
Dow Jones U.S. Oil & Gas Index	UBS AG	11/24/17	(1.05)%	(1,028,563)	(1,041,048)	(12,490)
				$(2,226,755)	$(2,252,130)	$(25,377)

(1)	Agreements may be terminated at will by either party without penalty.
(2)

Reflects the floating financing rate, as of October 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

Short Precious Metals ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2017 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (99.9%)
Repurchase Agreements with various counterparties, rates 0.93%-1.03%, dated 10/31/17, due 11/1/17, total to be received $4,702,128	$4,702,000	$4,702,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,702,000)		4,702,000

TOTAL INVESTMENT SECURITIES (Cost $4,702,000) - 99.9%		4,702,000
Net other assets (liabilities) - 0.1%		3,321

NET ASSETS - 100.0%		$4,705,321

(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2017, the aggregate amount held in a segregated account was $959,000.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
Dow Jones Precious Metals Index	Goldman Sachs International	11/24/17	(1.10)%	$(2,408,047)	$(2,289,650)	$119,268
Dow Jones Precious Metals Index	UBS AG	11/24/17	(0.95)%	(2,519,983)	(2,414,171)	106,553
				$(4,928,030)	$(4,703,821)	$225,821

(1)	Agreements may be terminated at will by either party without penalty.
(2)

Reflects the floating financing rate, as of October 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

Short Real Estate ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2017 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (34.5%)
Repurchase Agreements with various counterparties, rates 0.93%-1.03%, dated 10/31/17, due 11/1/17, total to be received $1,445,039	$1,445,000	$1,445,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,445,000)		1,445,000

TOTAL INVESTMENT SECURITIES (Cost $1,445,000) - 34.5%		1,445,000
Net other assets (liabilities) - 65.5%		2,746,354

NET ASSETS - 100.0%		$4,191,354

(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2017, the aggregate amount held in a segregated account was $374,000.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
Dow Jones U.S. Real Estate Index	Goldman Sachs International	11/24/17	(1.35)%	$(2,027,641)	$(2,025,850)	$1,714
Dow Jones U.S. Real Estate Index	UBS AG	11/24/17	(0.95)%	(2,162,624)	(2,162,612)	(114)
				$(4,190,265)	$(4,188,462)	$1,600

(1)	Agreements may be terminated at will by either party without penalty.
(2)

Reflects the floating financing rate, as of October 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

Short Small-Cap ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2017 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (99.5%)
Repurchase Agreements with various counterparties, rates 0.93%-1.03%, dated 10/31/17, due 11/1/17, total to be received $1,987,054	$1,987,000	$1,987,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,987,000)		1,987,000

TOTAL INVESTMENT SECURITIES (Cost $1,987,000) - 99.5%		1,987,000
Net other assets (liabilities) - 0.5%		10,855

NET ASSETS - 100.0%		$1,997,855

(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2017, the aggregate amount held in a segregated account was $456,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	1	12/18/17	$(70,620)	$(75,125)	$(4,505)

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
Russell 2000 Index	Goldman Sachs International	11/27/17	(0.85)%	$(1,468,797)	$(1,463,159)	$5,668
Russell 2000 Index	UBS AG	11/27/17	(0.70)%	(457,116)	(456,190)	927
				$(1,925,913)	$(1,919,349)	$6,595

(1)	Agreements may be terminated at will by either party without penalty.
(2)

Reflects the floating financing rate, as of October 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

Small-Cap ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2017 (unaudited)

	Shares	Value
Common Stocks (14.7%)
1-800-Flowers.com, Inc.* - Class A (Internet & Direct Marketing Retail)	186	$1,748
2U, Inc.* (Internet Software & Services)	155	9,863
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	403	4,989
8x8, Inc.* (Software)	372	4,966
A. Schulman, Inc. (Chemicals)	124	4,873
A10 Networks, Inc.* (Software)	279	2,039
AAON, Inc. (Building Products)	155	5,425
AAR Corp. (Aerospace & Defense)	124	4,822
Aaron’s, Inc. (Specialty Retail)	248	9,126
Abeona Therapeutics, Inc.* (Biotechnology)	279	5,008
Abercrombie & Fitch Co. - Class A (Specialty Retail)	310	4,163
ABM Industries, Inc. (Commercial Services & Supplies)	217	9,107
Abraxas Petroleum Corp.* (Oil, Gas & Consumable Fuels)	992	2,113
Acacia Research Corp.* (Professional Services)	403	1,814
Acadia Realty Trust (Equity Real Estate Investment Trusts)	310	8,727
Accelerate Diagnostics, Inc.* (Life Sciences Tools & Services)	124	2,461
Acceleron Pharma, Inc.* (Biotechnology)	124	4,836
ACCO Brands Corp.* (Commercial Services & Supplies)	434	5,664
Accuray, Inc.* (Health Care Equipment & Supplies)	496	2,356
Aceto Corp. (Health Care Providers & Services)	155	1,561
Achaogen, Inc.* (Biotechnology)	124	1,577
Achillion Pharmaceuticals, Inc.* (Biotechnology)	620	2,492
ACI Worldwide, Inc.* (Software)	434	10,451
Acorda Therapeutics, Inc.* (Biotechnology)	186	4,943
Actua Corp.* (Internet Software & Services)	155	2,395
Actuant Corp. - Class A (Machinery)	248	6,324
Acxiom Corp.* (IT Services)	310	7,800
Adtalem Global Education, Inc. (Diversified Consumer Services)	217	8,018
ADTRAN, Inc. (Communications Equipment)	217	4,579
Aduro Biotech, Inc.* (Biotechnology)	217	1,725
Advanced Disposal Services, Inc.* (Commercial Services & Supplies)	124	3,090
Advanced Drainage Systems, Inc. (Building Products)	155	3,030
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	155	13,132
AdvanSix, Inc.* (Chemicals)	124	5,737
Advaxis, Inc.* (Biotechnology)	248	843
Aegion Corp.* (Construction & Engineering)	155	3,610
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	124	7,657
Aerohive Networks, Inc.* (Communications Equipment)	310	1,228
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	279	8,811
AG Mortgage Investment Trust, Inc. (Mortgage Real Estate Investment Trusts)	155	2,916
Agenus, Inc.* (Biotechnology)	527	1,929
Agree Realty Corp. (Equity Real Estate Investment Trusts)	93	4,398
Aimmune Therapeutics, Inc.* (Biotechnology)	155	4,506
Air Transport Services Group, Inc.* (Air Freight & Logistics)	217	5,251
Aircastle, Ltd. (Trading Companies & Distributors)	186	4,326
AK Steel Holding Corp.* (Metals & Mining)	1,209	5,549
Akebia Therapeutics, Inc.* (Biotechnology)	186	3,376
Albany International Corp. - Class A (Machinery)	124	7,483
Alder Biopharmaceuticals, Inc.* (Biotechnology)	217	2,441
Alexander & Baldwin, Inc. (Real Estate Management & Development)	186	8,415
Allegheny Technologies, Inc.* (Metals & Mining)	403	10,148
ALLETE, Inc. (Electric Utilities)	186	14,573
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	682	9,193
Altisource Residential Corp. (Mortgage Real Estate Investment Trusts)	248	2,646
Altra Industrial Motion Corp. (Machinery)	124	5,940
AMAG Pharmaceuticals, Inc.* (Biotechnology)	186	2,920
Ambac Financial Group, Inc.* (Insurance)	217	3,533
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	124	6,999
AMC Entertainment Holdings, Inc. - Class A (Media)	217	3,016
Amedisys, Inc.* (Health Care Providers & Services)	124	5,966
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	155	6,012
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	341	6,066
American Eagle Outfitters, Inc. (Specialty Retail)	620	8,072
American Equity Investment Life Holding Co. (Insurance)	341	10,063
American Outdoor Brands Corp.* (Leisure Products)	217	3,110
American Software, Inc. - Class A (Software)	186	2,308
American States Water Co. (Water Utilities)	155	8,331
American Vanguard Corp. (Chemicals)	155	3,488
Ameris Bancorp (Banks)	155	7,425
Amicus Therapeutics, Inc.* (Biotechnology)	589	8,387
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	434	5,021
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	186	8,165
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	186	3,361

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Amplify Snack Brands, Inc.* (Food Products)	217	$1,387
AmTrust Financial Services, Inc. (Insurance)	341	4,283
Anavex Life Sciences Corp.* (Biotechnology)	279	1,177
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	186	3,156
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	124	8,519
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	806	1,467
Anworth Mortgage Asset Corp. (Mortgage Real Estate Investment Trusts)	465	2,599
Apogee Enterprises, Inc. (Building Products)	124	5,919
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	372	6,722
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	155	9,866
Approach Resources, Inc.* (Oil, Gas & Consumable Fuels)	465	1,083
Aratana Therapeutics, Inc.* (Pharmaceuticals)	279	1,599
ARC Document Solutions, Inc.* (Commercial Services & Supplies)	372	1,644
ArcBest Corp. (Road & Rail)	124	4,042
Archrock, Inc. (Energy Equipment & Services)	310	3,720
Ardelyx, Inc.* (Biotechnology)	310	1,659
Ardmore Shipping Corp.* (Oil, Gas & Consumable Fuels)	217	1,801
Arena Pharmaceuticals, Inc.* (Biotechnology)	186	5,214
Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts)	155	2,012
Argo Group International Holdings, Ltd. (Insurance)	124	7,806
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	217	3,097
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	155	3,883
Armstrong Flooring, Inc.* (Building Products)	124	1,835
Array BioPharma, Inc.* (Biotechnology)	682	7,127
Artisan Partners Asset Management, Inc. (Capital Markets)	186	6,398
Ascena Retail Group, Inc.* (Specialty Retail)	961	1,864
Ashford Hospitality Prime, Inc. (Equity Real Estate Investment Trusts)	186	1,808
Ashford Hospitality Trust, Inc. (Equity Real Estate Investment Trusts)	403	2,833
Aspen Technology, Inc.* (Software)	279	18,002
Asterias Biotherapeutics, Inc.* (Biotechnology)	341	853
Atara Biotherapeutics, Inc.* (Biotechnology)	155	2,201
Athersys, Inc.* (Biotechnology)	961	1,768
Atkore International Group, Inc.* (Electrical Equipment)	155	2,993
Atlantic Power Corp.* (Independent Power & Renewable Electricity Producers)	744	1,823
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	93	5,706
AtriCure, Inc.* (Health Care Equipment & Supplies)	155	3,323
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	310	1,376
Avis Budget Group, Inc.* (Road & Rail)	279	11,509
Avista Corp. (Multi-Utilities)	248	12,956
AVX Corp. (Electronic Equipment, Instruments & Components)	217	4,088
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	124	4,080
AxoGen, Inc.* (Health Care Equipment & Supplies)	155	3,185
Axon Enterprise, Inc.* (Aerospace & Defense)	217	4,984
Axovant Sciences, Ltd.* (Biotechnology)	155	812
Axt, Inc.* (Semiconductors & Semiconductor Equipment)	279	2,595
AZZ, Inc. (Electrical Equipment)	93	4,445
B of I Holding, Inc.* (Thrifts & Mortgage Finance)	248	6,671
B&G Foods, Inc. - Class A (Food Products)	248	7,886
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	248	1,086
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	124	5,431
Balchem Corp. (Chemicals)	124	10,452
Banc of California, Inc. (Banks)	186	3,915
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Banks)	124	3,476
BancorpSouth, Inc. (Banks)	310	9,796
Bank Mutual Corp. (Thrifts & Mortgage Finance)	248	2,623
Bank of Nt Butterfield & Son, Ltd. (The) (Banks)	217	8,105
Bankrate, Inc.* (Internet Software & Services)	248	3,447
Banner Corp. (Banks)	124	7,108
Barnes & Noble Education, Inc.* (Specialty Retail)	217	1,183
Barnes & Noble, Inc. (Specialty Retail)	341	2,387
Barnes Group, Inc. (Machinery)	186	12,107
Barracuda Networks, Inc.* (Software)	124	2,890
Bazaarvoice, Inc.* (Internet Software & Services)	465	2,244
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	217	12,023
Beazer Homes USA, Inc.* (Household Durables)	186	3,902
Belden, Inc. (Electronic Equipment, Instruments & Components)	155	12,386
Bellicum Pharmaceutials, Inc.* (Biotechnology)	186	1,752

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Belmond, Ltd.* (Hotels, Restaurants & Leisure)	372	$4,892
Benchmark Electronics, Inc.* (Electronic Equipment, Instruments & Components)	186	5,757
Beneficial Bancorp, Inc. (Thrifts & Mortgage Finance)	279	4,604
Berkshire Hills Bancorp, Inc. (Banks)	155	5,937
Big Lots, Inc. (Multiline Retail)	155	7,953
Bill Barrett Corp.* (Oil, Gas & Consumable Fuels)	496	2,445
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	434	1,953
BioScrip, Inc.* (Health Care Providers & Services)	775	1,961
BioTelemetry, Inc.* (Health Care Providers & Services)	124	3,602
BioTime, Inc.* (Biotechnology)	527	1,265
Black Hills Corp. (Multi-Utilities)	186	12,138
Blackbaud, Inc. (Software)	155	15,702
Blackhawk Network Holdings, Inc.* (IT Services)	217	7,367
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	372	6,614
Blucora, Inc.* (Internet Software & Services)	186	4,036
Blue Hills Bancorp, Inc. (Banks)	124	2,691
Bluebird Bio, Inc.* (Biotechnology)	155	21,561
Blueprint Medicines Corp.* (Biotechnology)	155	10,295
BMC Stock Holdings, Inc.* (Trading Companies & Distributors)	248	5,320
Boingo Wireless, Inc.* (Wireless Telecommunication Services)	186	4,349
Boise Cascade Co.* (Paper & Forest Products)	155	5,495
Boston Private Financial Holdings, Inc. (Banks)	341	5,422
Bottomline Technologies, Inc.* (Software)	155	5,047
Box, Inc.* - Class A (Internet Software & Services)	310	6,805
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	310	9,061
Brady Corp. - Class A (Commercial Services & Supplies)	186	7,077
Briggs & Stratton Corp. (Machinery)	186	4,687
Brightcove, Inc.* (Internet Software & Services)	248	1,984
Brinker International, Inc. (Hotels, Restaurants & Leisure)	186	5,714
Bristow Group, Inc. (Energy Equipment & Services)	248	2,341
BroadSoft, Inc.* (Software)	124	6,801
Brookline Bancorp, Inc. (Banks)	310	4,774
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	279	9,595
Builders FirstSource, Inc.* (Building Products)	372	6,703
C&J Energy Services, Inc.* (Energy Equipment & Services)	186	5,299
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	93	8,990
CACI International, Inc.* - Class A (IT Services)	93	13,369
Caesars Entertainment Corp.* (Hotels, Restaurants & Leisure)	620	8,029
CalAmp Corp.* (Communications Equipment)	155	3,523
Caleres, Inc. (Specialty Retail)	186	5,083
Calgon Carbon Corp. (Chemicals)	217	4,709
California Resources Corp.* (Oil, Gas & Consumable Fuels)	217	2,394
California Water Service Group (Water Utilities)	186	7,812
Calithera Biosciences, Inc.* (Biotechnology)	186	2,995
Calix, Inc.* (Communications Equipment)	279	1,535
Callaway Golf Co. (Leisure Products)	372	5,368
Callidus Software, Inc.* (Software)	248	6,287
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	744	8,251
Cal-Maine Foods, Inc.* (Food Products)	124	5,580
Cambrex Corp.* (Life Sciences Tools & Services)	124	5,363
Cantel Medical Corp. (Health Care Equipment & Supplies)	124	12,162
Capital Bank Financial Corp. - Class A (Banks)	124	5,034
Capital Senior Living Corp.* (Health Care Providers & Services)	155	2,062
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	496	6,840
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	403	3,554
Cara Therapeutics, Inc.* (Biotechnology)	155	1,944
Carbonite, Inc.* (Internet Software & Services)	124	2,815
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	124	2,985
Cardtronics PLC* - Class A (IT Services)	186	4,259
Career Education Corp.* (Diversified Consumer Services)	310	3,311
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	279	5,273
Carpenter Technology Corp. (Metals & Mining)	186	9,261
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	248	4,387
Carrols Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	186	2,093
Cars.com, Inc.* (Internet Software & Services)	279	6,646
Cascadian Therapeutics, Inc.* (Biotechnology)	403	1,850
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	186	3,434
Castle Brands, Inc.* (Beverages)	837	996
Castlight Health, Inc.* - Class B (Health Care Technology)	465	1,790
Catalent, Inc.* (Pharmaceuticals)	434	18,483

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	651	$1,862
CatchMark Timber Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	217	2,778
Cathay General Bancorp, Inc. (Banks)	279	11,662
CBIZ, Inc.* (Professional Services)	217	3,678
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)	682	5,347
CECO Environmental Corp. (Commercial Services & Supplies)	186	1,631
Cedar Realty Trust, Inc. (Equity Real Estate Investment Trusts)	465	2,530
Celldex Therapeutics, Inc.* (Biotechnology)	806	1,967
Cempra, Inc.* (Pharmaceuticals)	403	927
CenterState Banks, Inc. (Banks)	217	5,781
Central European Media Enterprises, Ltd.* - Class A (Media)	496	2,282
Central Garden & Pet Co.* - Class A (Household Products)	155	5,721
Central Pacific Financial Corp. (Banks)	124	3,859
Century Aluminum Co.* (Metals & Mining)	217	3,038
Cerus Corp.* (Health Care Equipment & Supplies)	744	2,135
ChannelAdvisor Corp.* (Internet Software & Services)	155	1,744
Chart Industries, Inc.* (Machinery)	124	5,394
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	186	4,046
Chegg, Inc.* (Diversified Consumer Services)	341	5,289
Chemical Financial Corp. (Banks)	248	13,067
ChemoCentryx, Inc.* (Biotechnology)	217	1,426
Chesapeake Lodging Trust (Equity Real Estate Investment Trusts)	248	6,919
Chicago Bridge & Iron Co. N.V. (Construction & Engineering)	403	5,618
Chico’s FAS, Inc. (Specialty Retail)	527	4,211
Chimerix, Inc.* (Biotechnology)	341	1,678
Ciena Corp.* (Communications Equipment)	496	10,550
Cimpress N.V.* (Internet Software & Services)	93	10,149
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	186	3,553
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	217	12,152
Citizens, Inc.* (Insurance)	279	2,115
City Office REIT, Inc. (Equity Real Estate Investment Trusts)	186	2,425
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	837	1,967
Clear Channel Outdoor Holdings, Inc. (Media)	372	1,414
Cleveland-Cliffs, Inc.* (Metals & Mining)	1,147	6,836
Cloud Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	527	2,240
Clovis Oncology, Inc.* (Biotechnology)	155	11,682
CNO Financial Group, Inc. (Insurance)	620	14,860
CoBiz Financial, Inc. (Banks)	186	3,802
Codexis, Inc.* (Chemicals)	341	2,097
Coeur Mining, Inc.* (Metals & Mining)	713	5,412
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	155	8,354
Coherus Biosciences, Inc.* (Biotechnology)	186	2,093
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	155	3,999
Columbia Banking System, Inc. (Banks)	217	9,442
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	124	7,735
Comfort Systems USA, Inc. (Construction & Engineering)	155	6,867
CommerceHub, Inc.* (Internet Software & Services)	155	3,306
Commercial Metals Co. (Metals & Mining)	434	8,454
Commercial Vehicle Group, Inc.* (Machinery)	186	1,510
Community Bank System, Inc. (Banks)	186	10,284
Community Health Systems, Inc.* (Health Care Providers & Services)	434	2,561
CommVault Systems, Inc.* (Software)	155	8,068
Compass Minerals International, Inc. (Metals & Mining)	124	8,134
Conatus Pharmaceuticals, Inc.* (Biotechnology)	279	1,281
ConforMIS, Inc.* (Health Care Equipment & Supplies)	341	1,207
CONMED Corp. (Health Care Equipment & Supplies)	124	6,475
ConnectOne Bancorp, Inc. (Banks)	155	4,162
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	217	4,160
Contango Oil & Gas Co.* (Oil, Gas & Consumable Fuels)	217	866
Continental Building Products, Inc.* (Building Products)	155	4,139
Control4 Corp.* (Electronic Equipment, Instruments & Components)	124	3,652
Convergys Corp. (IT Services)	341	8,774
Cooper Tire & Rubber Co. (Auto Components)	217	7,118
Corbus Pharmaceuticals Holdings, Inc.* (Biotechnology)	310	2,201
Corcept Therapeutics, Inc.* (Pharmaceuticals)	403	7,935
Core-Mark Holding Co., Inc. (Distributors)	186	6,335
Corindus Vascular Robotics, Inc.* - Class I (Health Care Equipment & Supplies)	899	1,025
Cornerstone OnDemand, Inc.* (Internet Software & Services)	186	7,135
Costamare, Inc. (Marine)	248	1,540
Cotiviti Holdings, Inc.* (Health Care Technology)	124	4,360
Coupa Software, Inc.* (Internet Software & Services)	124	4,309
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	1,488	13,422
Covanta Holding Corp. (Commercial Services & Supplies)	465	7,487

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Cowen Group, Inc.* - Class A (Capital Markets)	155	$2,325
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	186	3,841
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	372	13,280
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	372	3,794
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	186	2,539
CryoLife, Inc.* (Health Care Equipment & Supplies)	155	3,015
CSG Systems International, Inc. (IT Services)	124	5,250
CTS Corp. (Electronic Equipment, Instruments & Components)	155	4,216
Cubic Corp. (Aerospace & Defense)	93	5,073
Curis, Inc.* (Biotechnology)	930	1,469
Curtiss-Wright Corp. (Aerospace & Defense)	155	18,330
Customers Bancorp, Inc.* (Banks)	124	3,390
CVB Financial Corp. (Banks)	372	8,876
CYS Investments, Inc. (Mortgage Real Estate Investment Trusts)	620	4,960
Cytokinetics, Inc.* (Biotechnology)	217	2,962
Cytomx Therapeutics, Inc.* (Biotechnology)	155	3,100
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	217	2,229
Dana Holding Corp. (Auto Components)	527	16,068
Darling Ingredients, Inc.* (Food Products)	620	11,315
Dave & Buster’s Entertainment, Inc.* (Hotels, Restaurants & Leisure)	155	7,471
Dean Foods Co. (Food Products)	341	3,325
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	124	8,462
Del Taco Restaurants, Inc.* (Hotels, Restaurants & Leisure)	186	2,360
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	248	6,460
Deluxe Corp. (Commercial Services & Supplies)	186	12,955
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,922	2,364
Denny’s Corp.* (Hotels, Restaurants & Leisure)	310	4,052
Depomed, Inc.* (Pharmaceuticals)	279	1,350
Dermira, Inc.* (Pharmaceuticals)	155	4,149
DHI Group, Inc.* (Internet Software & Services)	527	1,159
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	496	1,954
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	279	4,668
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	744	8,080
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	279	5,385
Digi International, Inc.* (Communications Equipment)	186	1,934
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	155	3,418
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	155	5,323
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	217	4,568
Donnelley Financial Solutions, Inc.* (Capital Markets)	124	2,666
Dorman Products, Inc.* (Auto Components)	93	6,427
Dril-Quip, Inc.* (Energy Equipment & Services)	155	6,526
Drive Shack, Inc. (Hotels, Restaurants & Leisure)	496	1,810
DSW, Inc. - Class A (Specialty Retail)	279	5,343
Durect Corp.* (Pharmaceuticals)	1,178	939
Dycom Industries, Inc.* (Construction & Engineering)	124	10,891
Dynavax Technologies Corp.* (Biotechnology)	279	6,138
Dynegy, Inc.* (Independent Power & Renewable Electricity Producers)	496	6,175
Dynex Capital, Inc. (Mortgage Real Estate Investment Trusts)	279	1,953
Eagle Bancorp, Inc.* (Banks)	124	8,265
Eagle Bulk Shipping, Inc.* (Marine)	310	1,457
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	155	3,119
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	124	11,233
Ebix, Inc. (Software)	93	6,319
Echo Global Logistics, Inc.* (Air Freight & Logistics)	155	3,728
Eclipse Resources Corp.* (Oil, Gas & Consumable Fuels)	651	1,445
Editas Medicine, Inc.* (Biotechnology)	186	4,613
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	279	9,737
El Paso Electric Co. (Electric Utilities)	155	8,913
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	186	4,780
Electro Scientific Industries, Inc.* (Electronic Equipment, Instruments & Components)	217	3,882
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	186	5,740
Ellie Mae, Inc.* (Software)	124	11,154
EMCOR Group, Inc. (Construction & Engineering)	217	17,470
EMCORE Corp.* (Communications Equipment)	186	1,535
Emergent BioSolutions, Inc.* (Biotechnology)	155	6,353
Employers Holdings, Inc. (Insurance)	124	5,915
Encore Capital Group, Inc.* (Consumer Finance)	93	4,320
Endologix, Inc.* (Health Care Equipment & Supplies)	465	2,465

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Endurance International Group Holdings, Inc.* (Internet Software & Services)	310	$2,542
Energy Recovery, Inc.* (Machinery)	248	1,912
Energy XXI Gulf Coast, Inc.* (Oil, Gas & Consumable Fuels)	124	1,060
EnerSys (Electrical Equipment)	155	10,752
Ennis, Inc. (Commercial Services & Supplies)	124	2,499
Enova International, Inc.* (Consumer Finance)	186	2,762
Ensco PLCADR - Class A (Energy Equipment & Services)	1,178	6,349
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	527	17,259
Entercom Communications Corp. - Class A (Media)	186	2,055
Entravision Communications Corp. - Class A (Media)	372	1,934
Envestnet, Inc.* (Internet Software & Services)	155	8,277
Enzo Biochem, Inc.* (Life Sciences Tools & Services)	217	2,137
EP Energy Corp.* - Class A (Oil, Gas & Consumable Fuels)	341	921
EPAM Systems, Inc.* (IT Services)	186	16,954
Epizyme, Inc.* (Biotechnology)	217	3,624
Eros International PLC* (Media)	186	2,279
ESCO Technologies, Inc. (Machinery)	93	5,389
Essendant, Inc. (Commercial Services & Supplies)	186	1,800
Essent Group, Ltd.* (Thrifts & Mortgage Finance)	279	11,891
Esterline Technologies Corp.* (Aerospace & Defense)	93	8,821
Ethan Allen Interiors, Inc. (Household Durables)	124	3,689
Etsy, Inc.* (Internet & Direct Marketing Retail)	465	7,765
Evercore Partners, Inc. - Class A (Capital Markets)	155	12,416
Everi Holdings, Inc.* (IT Services)	341	2,827
EVERTEC, Inc. (IT Services)	248	3,720
Evolent Health, Inc.* (Health Care Technology)	155	2,519
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	217	1,606
Exact Sciences Corp.* (Biotechnology)	403	22,160
ExlService Holdings, Inc.* (IT Services)	124	7,740
Exponent, Inc. (Professional Services)	93	6,868
Express, Inc.* (Specialty Retail)	403	2,728
Exterran Corp.* (Energy Equipment & Services)	155	5,002
Extreme Networks, Inc.* (Communications Equipment)	465	5,580
EZCORP, Inc.* - Class A (Consumer Finance)	279	2,860
Fabrinet* (Electronic Equipment, Instruments & Components)	155	5,763
Fair Isaac Corp. (Software)	124	18,000
Fairmount Santrol Holdings, Inc.* (Energy Equipment & Services)	713	3,073
Farmers National Banc Corp. (Banks)	155	2,248
Farmland Partners, Inc. (Equity Real Estate Investment Trusts)	217	1,812
Fate Therapeutics, Inc.* (Biotechnology)	434	2,070
FCB Financial Holdings, Inc.* - Class A (Banks)	124	5,791
Federal Signal Corp. (Machinery)	248	5,295
Ferro Corp.* (Chemicals)	341	8,123
FibroGen, Inc.* (Biotechnology)	217	12,119
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	124	2,052
Financial Engines, Inc. (Capital Markets)	217	7,834
Finisar Corp.* (Communications Equipment)	403	9,487
First Bancorp (Banks)	124	4,551
First BanCorp.* (Banks)	713	3,672
First Busey Corp. (Banks)	124	3,859
First Commonwealth Financial Corp. (Banks)	403	5,868
First Financial Bancorp (Banks)	248	6,770
First Financial Bankshares, Inc. (Banks)	248	11,321
First Foundation, Inc.* (Banks)	155	2,869
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	434	13,402
First Interstate Bancsys (Banks)	124	4,873
First Merchants Corp. (Banks)	155	6,665
First Midwest Bancorp, Inc. (Banks)	372	8,589
First of Long Island Corp. (The) (Banks)	124	3,912
FirstCash, Inc. (Consumer Finance)	186	11,877
Fitbit, Inc.* (Electronic Equipment, Instruments & Components)	775	4,759
Five Below, Inc.* (Specialty Retail)	186	10,277
Five Prime Therapeutics, Inc.* (Biotechnology)	124	5,563
Five9, Inc.* (Internet Software & Services)	217	5,475
Flexion Therapeutics, Inc.* (Biotechnology)	155	3,412
Flotek Industries, Inc.* (Chemicals)	279	1,373
Fluidigm Corp.* (Life Sciences Tools & Services)	341	1,978
Flushing Financial Corp. (Banks)	124	3,718
FNFV Group* (Diversified Financial Services)	279	4,813
Forestar Group, Inc.* (Real Estate Management & Development)	186	3,311
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	310	5,642
Fortress Biotech, Inc.* (Biotechnology)	341	1,275
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	279	4,018
Forward Air Corp. (Air Freight & Logistics)	124	7,122
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	248	1,954
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	248	6,121
Fox Factory Holding Corp.* (Auto Components)	155	6,595

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Francesca’s Holdings Corp.* (Specialty Retail)	217	$1,404
Franklin Electric Co., Inc. (Machinery)	186	8,463
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	434	4,340
Frank’s International NV (Energy Equipment & Services)	279	1,844
Fred’s, Inc. - Class A (Multiline Retail)	217	957
Fresh Del Monte Produce, Inc. (Food Products)	124	5,519
Freshpet, Inc.* (Food Products)	155	2,410
Frontier Communications Corp. (Diversified Telecommunication Services)	310	3,754
Frontline, Ltd. (Oil, Gas & Consumable Fuels)	434	2,643
FTI Consulting, Inc.* (Professional Services)	155	6,626
Fulton Financial Corp. (Banks)	620	11,284
FutureFuel Corp. (Chemicals)	155	2,353
GAIN Capital Holdings, Inc. (Capital Markets)	279	2,059
Gannett Co., Inc. (Media)	496	4,315
GasLog, Ltd. (Oil, Gas & Consumable Fuels)	186	3,209
Gastar Exploration, Inc.* (Oil, Gas & Consumable Fuels)	1,395	1,144
GATX Corp. (Trading Companies & Distributors)	155	9,209
GCP Applied Technologies, Inc.* (Chemicals)	279	8,161
Gener8 Maritime, Inc.* (Oil, Gas & Consumable Fuels)	341	1,572
Generac Holdings, Inc.* (Electrical Equipment)	217	11,305
General Cable Corp. (Electrical Equipment)	217	4,546
General Communication, Inc.* - Class A (Diversified Telecommunication Services)	124	5,070
Genesis Healthcare, Inc.* (Health Care Providers & Services)	651	636
GenMark Diagnostics, Inc.* (Health Care Equipment & Supplies)	217	1,617
Genocea Biosciences, Inc.* (Biotechnology)	279	324
Gentherm, Inc.* (Auto Components)	155	5,193
Genworth Financial, Inc.* - Class A (Insurance)	1,922	6,362
Geron Corp.* (Biotechnology)	837	1,883
Getty Realty Corp. (Equity Real Estate Investment Trusts)	124	3,523
Gibraltar Industries, Inc.* (Building Products)	124	4,123
Gigamon, Inc.* (Software)	155	5,968
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	186	4,713
Glacier Bancorp, Inc. (Banks)	279	10,591
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts)	124	2,686
Glaukos Corp.* (Health Care Equipment & Supplies)	124	4,378
Global Blood Therapeutics, Inc.* (Biotechnology)	155	6,169
Global Eagle Entertainment, Inc.* (Media)	496	1,205
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	279	6,026
Globalstar, Inc.* (Diversified Telecommunication Services)	1,922	3,094
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	279	8,892
Glu Mobile, Inc.* (Software)	713	2,859
Gms, Inc.* (Trading Companies & Distributors)	93	3,167
GNC Holdings, Inc. - Class A (Specialty Retail)	341	2,332
Gogo, Inc.* (Internet Software & Services)	279	2,773
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	372	7,860
Gold Resource Corp. (Metals & Mining)	403	1,463
GoPro, Inc.* - Class A (Household Durables)	465	4,850
Government Properties Income Trust (Equity Real Estate Investment Trusts)	279	5,069
Gramercy Property Trust, Inc. (Equity Real Estate Investment Trusts)	527	15,651
Grand Canyon Education, Inc.* (Diversified Consumer Services)	155	13,874
Granite Construction, Inc. (Construction & Engineering)	155	9,872
Gray Television, Inc.* (Media)	279	4,344
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	403	2,055
Great Western Bancorp, Inc. (Banks)	217	8,808
Green Dot Corp.* - Class A (Consumer Finance)	186	10,531
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	155	2,852
Greenhill & Co., Inc. (Capital Markets)	124	2,269
Greenlight Capital Re, Ltd.* - Class A (Insurance)	155	3,418
Greif, Inc. - Class A (Containers & Packaging)	93	5,164
Griffon Corp. (Building Products)	124	2,796
Groupon, Inc.* (Internet & Direct Marketing Retail)	1,426	6,802
GrubHub, Inc.* (Internet Software & Services)	310	18,915
GTT Communications, Inc.* (Internet Software & Services)	124	4,520
Guaranty BanCorp (Banks)	124	3,528
GUESS?, Inc. (Specialty Retail)	279	4,523
H&E Equipment Services, Inc. (Trading Companies & Distributors)	155	5,106
H.B. Fuller Co. (Chemicals)	186	10,578
Haemonetics Corp.* (Health Care Equipment & Supplies)	186	8,846
Halcon Resources Corp.* (Oil, Gas & Consumable Fuels)	372	2,448
Halozyme Therapeutics, Inc.* (Biotechnology)	434	7,695

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Halyard Health, Inc.* (Health Care Equipment & Supplies)	186	$7,840
Hancock Holding Co. (Banks)	310	15,113
Hanmi Financial Corp. (Banks)	124	3,813
Hannon Armstrong Sustainable, Inc. (Mortgage Real Estate Investment Trusts)	217	5,221
Harmonic, Inc.* (Communications Equipment)	434	1,606
Harsco Corp.* (Machinery)	310	6,588
Hawaiian Holdings, Inc.* (Airlines)	186	6,231
HC2 Holdings, Inc. (Construction & Engineering)	279	1,515
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	403	12,993
Healthcare Services Group, Inc. (Commercial Services & Supplies)	248	13,117
HealthEquity, Inc.* (Health Care Providers & Services)	186	9,341
HealthSouth Corp. (Health Care Providers & Services)	310	14,302
HealthStream, Inc.* (Health Care Technology)	124	3,033
Heartland Express, Inc. (Road & Rail)	217	4,629
Heartland Financial USA, Inc. (Banks)	93	4,580
Hecla Mining Co. (Metals & Mining)	1,488	7,023
Helen of Troy, Ltd.* (Household Durables)	93	8,640
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	620	4,228
Herc Holdings, Inc.* (Trading Companies & Distributors)	93	4,507
Heritage Commerce Corp. (Banks)	186	2,861
Heritage Financial Corp. (Banks)	124	3,782
Heritage Insurance Holdings, Inc. (Insurance)	155	2,486
Herman Miller, Inc. (Commercial Services & Supplies)	217	7,291
Heron Therapeutics, Inc.* (Biotechnology)	217	3,331
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	186	3,290
Hertz Global Holdings, Inc.* (Road & Rail)	279	6,939
HFF, Inc. - Class A (Real Estate Management & Development)	155	6,798
Hill International, Inc.* (Professional Services)	310	1,643
Hillenbrand, Inc. (Machinery)	248	9,808
Hilltop Holdings, Inc. (Banks)	279	6,573
HMS Holdings Corp.* (Health Care Technology)	341	6,561
HNI Corp. (Commercial Services & Supplies)	155	5,304
Home BancShares, Inc. (Banks)	465	10,453
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	124	3,602
Hope Bancorp, Inc. (Banks)	496	9,151
Horace Mann Educators Corp. (Insurance)	155	6,789
Horizon Global Corp.* (Auto Components)	155	2,516
Horizon Pharma PLC* (Pharmaceuticals)	620	8,407
Hortonworks, Inc.* (Internet Software & Services)	217	3,583
Hostess Brands, Inc.* (Food Products)	310	3,574
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	403	3,990
Hovnanian Enterprises, Inc.* - Class A (Household Durables)	837	2,026
HRG Group, Inc.* (Household Products)	434	7,040
HSN, Inc. (Internet & Direct Marketing Retail)	124	4,675
Hub Group, Inc.* - Class A (Air Freight & Logistics)	124	5,369
Hubspot, Inc.* (Software)	124	10,732
Hudson Technologies, Inc.* (Commercial Services & Supplies)	248	1,468
Huttig Building Products, Inc.* (Trading Companies & Distributors)	217	1,458
IBERIABANK Corp. (Banks)	186	13,718
Iconix Brand Group, Inc.* (Textiles, Apparel & Luxury Goods)	310	508
IDACORP, Inc. (Electric Utilities)	186	17,118
Idera Pharmaceuticals, Inc.* (Biotechnology)	930	1,451
Ignyta, Inc.* (Biotechnology)	279	4,297
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	217	9,808
ILG, Inc. (Hotels, Restaurants & Leisure)	403	11,957
IMAX Corp.* (Media)	217	5,262
Immersion Corp.* (Technology Hardware, Storage & Peripherals)	217	1,753
ImmunoGen, Inc.* (Biotechnology)	496	2,877
Immunomedics, Inc.* (Biotechnology)	465	4,985
Impax Laboratories, Inc.* (Pharmaceuticals)	310	5,627
Imperva, Inc.* (Software)	124	5,295
INC Research Holdings, Inc.* - Class A (Life Sciences Tools & Services)	186	10,630
Independence Contract Drilling, Inc.* (Energy Equipment & Services)	341	1,105
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	341	3,461
Independent Bank Corp. (Banks)	93	6,705
Infinera Corp.* (Communications Equipment)	558	4,670
Information Services Group, Inc.* (IT Services)	341	1,391
InfraREIT, Inc. (Equity Real Estate Investment Trusts)	186	4,166
Ingevity Corp.* (Chemicals)	155	11,041
InnerWorkings, Inc.* (Commercial Services & Supplies)	248	2,698
Innospec, Inc. (Chemicals)	93	5,752
Innoviva, Inc.* (Pharmaceuticals)	341	4,174
Inovalon Holdings, Inc.* (Health Care Technology)	279	4,673
Inovio Pharmaceuticals, Inc.* (Biotechnology)	341	1,988
Inphi Corp.* (Semiconductors & Semiconductor Equipment)	155	6,352

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	155	$6,983
Insmed, Inc.* (Biotechnology)	279	7,536
Insulet Corp.* (Health Care Equipment & Supplies)	217	12,762
Insys Therapeutics, Inc.* (Biotechnology)	155	798
Integer Holdings Corp.* (Health Care Equipment & Supplies)	124	6,026
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	217	10,151
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	496	15,411
Intelsat S.A.* (Diversified Telecommunication Services)	403	1,753
InterDigital, Inc. (Communications Equipment)	124	9,095
Interface, Inc. (Commercial Services & Supplies)	248	5,654
Internap Corp.* (Internet Software & Services)	558	2,595
International Bancshares Corp. (Banks)	217	8,810
International Seaways, Inc.* (Oil, Gas & Consumable Fuels)	155	3,122
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	124	4,817
Intersect ENT, Inc.* (Pharmaceuticals)	124	3,677
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	217	3,383
Intrepid Potash, Inc.* (Chemicals)	682	2,742
Invacare Corp. (Health Care Equipment & Supplies)	186	2,883
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	434	7,474
Investment Technology Group, Inc. (Capital Markets)	155	3,638
Investors Bancorp, Inc. (Banks)	930	12,788
Investors Real Estate Trust (Equity Real Estate Investment Trusts)	558	3,264
Invitae Corp.* (Biotechnology)	217	1,831
Iovance Biotherapeutics, Inc.* (Biotechnology)	341	2,651
Iridium Communications, Inc.* (Diversified Telecommunication Services)	372	4,464
iRobot Corp.* (Household Durables)	93	6,249
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	496	7,628
iStar Financial, Inc.* (Equity Real Estate Investment Trusts)	310	3,627
Iteris, Inc.* (Electronic Equipment, Instruments & Components)	248	1,714
Itron, Inc.* (Electronic Equipment, Instruments & Components)	124	9,691
IXYS Corp.* (Semiconductors & Semiconductor Equipment)	155	3,829
J.C. Penney Co., Inc.* (Multiline Retail)	1,240	3,472
j2 Global, Inc. (Internet Software & Services)	155	11,491
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	124	12,836
Jagged Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	186	2,584
John Bean Technologies Corp. (Machinery)	124	13,256
Jones Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	651	833
K12, Inc.* (Diversified Consumer Services)	155	2,514
K2M Group Holdings, Inc.* (Health Care Equipment & Supplies)	186	3,662
Kaman Corp. - Class A (Trading Companies & Distributors)	93	5,202
KapStone Paper & Packaging Corp. (Paper & Forest Products)	341	7,659
Karyopharm Therapeutics, Inc.* (Biotechnology)	217	2,216
KB Home (Household Durables)	310	8,503
KBR, Inc. (Construction & Engineering)	558	10,954
Keane Group, Inc.* (Energy Equipment & Services)	155	2,393
Kearny Financial Corp. (Thrifts & Mortgage Finance)	341	5,132
Kelly Services, Inc. - Class A (Professional Services)	155	4,078
KEMET Corp.* (Electronic Equipment, Instruments & Components)	217	5,575
Kemper Corp. (Insurance)	155	9,936
Kennametal, Inc. (Machinery)	279	12,178
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	341	6,632
Keryx Biopharmaceuticals, Inc.* (Biotechnology)	403	2,611
Kforce, Inc. (Professional Services)	124	2,598
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	155	3,410
Kimball International, Inc. - Class B (Commercial Services & Supplies)	186	3,566
Kindred Healthcare, Inc. (Health Care Providers & Services)	372	2,251
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	310	5,794
Klondex Mines, Ltd.* (Metals & Mining)	837	2,419
KLX, Inc.* (Aerospace & Defense)	186	10,204
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	279	11,566
Knoll, Inc. (Commercial Services & Supplies)	217	4,605
Knowles Corp.* (Electronic Equipment, Instruments & Components)	341	5,647
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	465	1,632
Korn/Ferry International (Professional Services)	186	7,780
Kraton Performance Polymers, Inc.* (Chemicals)	124	6,080
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	310	3,732
La Quinta Holdings, Inc.* (Hotels, Restaurants & Leisure)	341	6,008

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts)	310	$4,166
Ladenburg Thalmann Financial Services, Inc. (Capital Markets)	713	2,182
Lakeland Bancorp, Inc. (Banks)	186	3,822
Lakeland Financial Corp. (Banks)	93	4,490
Landec Corp.* (Food Products)	155	2,054
Lannett Co., Inc.* (Pharmaceuticals)	155	3,085
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	155	3,085
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	403	11,369
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	558	3,264
Laureate Education, Inc.* - Class A (Diversified Consumer Services)	186	2,487
La-Z-Boy, Inc. (Household Durables)	186	5,013
LCI Industries (Auto Components)	93	11,513
LegacyTexas Financial Group, Inc. (Banks)	186	7,420
LendingClub Corp.* (Consumer Finance)	1,209	6,879
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	186	1,895
Lexington Realty Trust (Equity Real Estate Investment Trusts)	806	8,157
Liberty Braves Group* - Class C (Media)	155	3,660
Liberty TripAdvisor Holdings, Inc.* - Class A (Internet & Direct Marketing Retail)	310	3,348
Lilis Energy, Inc.* (Oil, Gas & Consumable Fuels)	341	1,698
Limelight Networks, Inc.* (Internet Software & Services)	558	2,762
Liquidity Services, Inc.* (Internet Software & Services)	217	1,237
Lithia Motors, Inc. - Class A (Specialty Retail)	93	10,526
LivaNova PLC* (Health Care Equipment & Supplies)	186	13,744
LivePerson, Inc.* (Internet Software & Services)	248	3,484
Louisiana-Pacific Corp.* (Paper & Forest Products)	527	14,323
LSC Communications, Inc. (Commercial Services & Supplies)	155	2,508
LSI Industries, Inc. (Electrical Equipment)	186	1,293
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	155	7,209
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	124	3,817
Lumentum Holdings, Inc.* (Communications Equipment)	217	13,703
Luminex Corp. (Life Sciences Tools & Services)	186	3,971
M.D.C. Holdings, Inc. (Household Durables)	155	5,741
M/A-COM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	155	6,336
M/I Homes, Inc.* (Household Durables)	124	4,142
Macatawa Bank Corp. (Banks)	186	1,867
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	341	7,765
MacroGenics, Inc.* (Biotechnology)	155	3,067
Magellan Health, Inc.* (Health Care Providers & Services)	93	7,933
Maiden Holdings, Ltd. (Insurance)	310	2,558
MainSource Financial Group, Inc. (Banks)	124	4,674
ManTech International Corp. - Class A (IT Services)	124	5,755
MarineMax, Inc.* (Specialty Retail)	124	2,300
Marten Transport, Ltd. (Road & Rail)	217	4,264
Masimo Corp.* (Health Care Equipment & Supplies)	155	13,603
Masonite International Corp.* (Building Products)	124	8,320
MasTec, Inc.* (Construction & Engineering)	248	10,800
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	341	9,054
Matinas BioPharma Holdings, Inc.* (Biotechnology)	558	625
Matrix Service Co.* (Energy Equipment & Services)	186	2,623
Matson, Inc. (Marine)	186	5,065
Matthews International Corp. - Class A (Commercial Services & Supplies)	124	7,793
MAXIMUS, Inc. (IT Services)	217	14,415
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	248	6,069
Maxwell Technologies, Inc.* (Electronic Equipment, Instruments & Components)	279	1,345
MB Financial, Inc. (Banks)	279	12,817
MBIA, Inc.* (Insurance)	527	3,821
McDermott International, Inc.* (Energy Equipment & Services)	1,085	7,182
McGrath RentCorp (Commercial Services & Supplies)	93	4,157
MDC Partners, Inc.* - Class A (Media)	310	3,565
Medequities Realty Trust, Inc. (Equity Real Estate Investment Trusts)	186	2,161
MediciNova, Inc.* (Biotechnology)	279	1,984
Medidata Solutions, Inc.* (Health Care Technology)	186	13,994
Mercury Systems, Inc.* (Aerospace & Defense)	186	9,387
Meredith Corp. (Media)	155	8,215
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	217	4,275
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	186	2,781
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	186	7,077
Meritage Homes Corp.* (Household Durables)	155	7,549
Meritor, Inc.* (Machinery)	341	8,869
Merrimack Pharmaceuticals, Inc. (Biotechnology)	124	1,456
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	155	7,270
MGE Energy, Inc. (Electric Utilities)	124	8,190

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	1,333	$19,061
MicroVision, Inc.* (Electronic Equipment, Instruments & Components)	744	1,644
Milacron Holdings Corp.* (Machinery)	186	3,339
MiMedx Group, Inc.* (Biotechnology)	403	5,110
Mindbody, Inc.* (Internet Software & Services)	155	4,999
Minerals Technologies, Inc. (Chemicals)	124	8,916
Minerva Neurosciences, Inc.* (Biotechnology)	186	1,172
Mitek System, Inc.* (Software)	217	1,931
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	186	20,208
Mobile Mini, Inc. (Commercial Services & Supplies)	186	6,157
MobileIron, Inc.* (Software)	341	1,313
Model N, Inc.* (Software)	155	2,255
Modine Manufacturing Co.* (Auto Components)	217	4,568
Moelis & Co. (Capital Markets)	93	3,976
Molina Healthcare, Inc.* (Health Care Providers & Services)	155	10,513
Momenta Pharmaceuticals, Inc.* (Biotechnology)	310	4,371
MoneyGram International, Inc.* (IT Services)	155	2,410
Monmouth Real Estate Investment Corp. - Class A (Equity Real Estate Investment Trusts)	279	4,754
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	155	18,859
Monotype Imaging Holdings, Inc. (Software)	186	4,287
Monro Muffler Brake, Inc. (Specialty Retail)	124	6,119
Moog, Inc.* - Class A (Aerospace & Defense)	124	10,883
MRC Global, Inc.* (Trading Companies & Distributors)	341	5,848
MSA Safety, Inc. (Commercial Services & Supplies)	124	9,858
MSG Networks, Inc.* - Class A (Media)	248	4,303
MTGE Investment Corp. (Mortgage Real Estate Investment Trusts)	217	3,928
Mueller Industries, Inc. (Machinery)	217	7,541
Mueller Water Products, Inc. - Class A (Machinery)	589	7,033
Myriad Genetics, Inc.* (Biotechnology)	248	8,501
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	124	3,505
Nantkwest, Inc.* (Biotechnology)	279	1,289
Natera, Inc.* (Biotechnology)	186	2,044
National Bank Holdings Corp. (Banks)	124	4,070
National CineMedia, Inc. (Media)	341	2,295
National General Holdings Corp. (Insurance)	217	4,379
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	155	11,809
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	186	4,611
Nationstar Mortgage Holdings, Inc.* (Thrifts & Mortgage Finance)	155	3,018
Natus Medical, Inc.* (Health Care Equipment & Supplies)	124	5,258
Nautilus, Inc.* (Leisure Products)	155	2,015
Navigant Consulting, Inc.* (Professional Services)	217	3,756
Navios Maritime Acquisition Corp. (Oil, Gas & Consumable Fuels)	899	1,124
Navios Maritime Holdings, Inc.* (Marine)	1,054	1,918
Navistar International Corp.* (Machinery)	186	7,870
NBT Bancorp, Inc. (Banks)	155	5,912
NCI Building Systems, Inc.* (Building Products)	186	2,967
Nektar Therapeutics* (Pharmaceuticals)	558	13,441
Neogen Corp.* (Health Care Equipment & Supplies)	124	9,945
NeoGenomics, Inc.* (Life Sciences Tools & Services)	310	2,688
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	217	1,131
NETGEAR, Inc.* (Communications Equipment)	124	5,785
NetScout Systems, Inc.* (Communications Equipment)	310	8,804
Nevro Corp.* (Health Care Equipment & Supplies)	93	8,145
New Jersey Resources Corp. (Gas Utilities)	310	13,780
New Media Investment Group, Inc. (Media)	248	3,961
New Relic, Inc.* (Internet Software & Services)	124	6,365
New Senior Investment Group, Inc. (Equity Real Estate Investment Trusts)	372	3,326
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	527	3,178
Newpark Resources, Inc.* (Energy Equipment & Services)	403	3,526
NewStar Financial, Inc. (Diversified Financial Services)	186	2,284
Nexeo Solutions, Inc.* (Trading Companies & Distributors)	186	1,375
Nexstar Broadcasting Group, Inc. - Class A (Media)	155	9,888
NIC, Inc. (Internet Software & Services)	248	4,216
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	279	4,059
NN, Inc. (Machinery)	124	3,664
Noble Corp. PLC* (Energy Equipment & Services)	1,054	4,385
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	496	2,202
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	186	3,173
NorthStar Realty Europe Corp. (Equity Real Estate Investment Trusts)	248	3,341
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	372	6,276
Northwest Natural Gas Co. (Gas Utilities)	124	8,227

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
NorthWestern Corp. (Multi-Utilities)	186	$11,026
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	124	5,865
Novavax, Inc.* (Biotechnology)	1,829	1,994
Novocure, Ltd.* (Health Care Equipment & Supplies)	248	5,357
NOW, Inc.* (Trading Companies & Distributors)	403	5,046
NRG Yield, Inc. - Class A (Independent Power & Renewable Electricity Producers)	155	2,844
NRG Yield, Inc. - Class C (Independent Power & Renewable Electricity Producers)	279	5,189
Nutanix, Inc.* (Internet Software & Services)	155	4,418
Nutrisystem, Inc. (Internet & Direct Marketing Retail)	124	6,194
NuVasive, Inc.* (Health Care Equipment & Supplies)	186	10,552
NxStage Medical, Inc.* (Health Care Equipment & Supplies)	248	6,684
Nymox Pharmaceutical Corp.* (Biotechnology)	341	1,214
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	868	8,203
Oceanfirst Financial Corp. (Thrifts & Mortgage Finance)	124	3,441
Oclaro, Inc.* (Communications Equipment)	651	5,384
Ocwen Financial Corp.* (Thrifts & Mortgage Finance)	682	2,380
Office Depot, Inc. (Specialty Retail)	1,860	5,766
OFG Bancorp (Banks)	248	2,207
Oil States International, Inc.* (Energy Equipment & Services)	217	5,002
Old National Bancorp (Banks)	496	9,027
Old Second Bancorp, Inc. (Banks)	186	2,548
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	186	8,305
OM Asset Management PLC (Capital Markets)	248	3,789
Omeros Corp.* (Pharmaceuticals)	186	2,931
Omnicell, Inc.* (Health Care Technology)	155	7,719
OMNOVA Solutions, Inc.* (Chemicals)	248	2,740
On Assignment, Inc.* (Professional Services)	186	11,388
On Deck Capital, Inc.* (Diversified Financial Services)	372	1,834
ONE Gas, Inc. (Gas Utilities)	186	14,318
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	248	4,898
ORBCOMM, Inc.* (Diversified Telecommunication Services)	310	3,506
Orchid Island Capital, Inc. (Mortgage Real Estate Investment Trusts)	217	2,161
Organovo Holdings, Inc.* (Biotechnology)	682	1,084
Orion Marine Group, Inc.* (Construction & Engineering)	217	1,562
Oritani Financial Corp. (Thrifts & Mortgage Finance)	186	3,153
Ormat Technologies, Inc. (Independent Power & Renewable Electricity Producers)	155	10,064
Otonomy, Inc.* (Biotechnology)	155	461
Otter Tail Corp. (Electric Utilities)	155	7,122
Overseas Shipholding Group, Inc.* - Class A (Oil, Gas & Consumable Fuels)	496	1,176
Owens & Minor, Inc. (Health Care Providers & Services)	217	5,332
P.H. Glatfelter Co. (Paper & Forest Products)	186	3,899
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	558	2,360
Pacific Ethanol, Inc.* (Oil, Gas & Consumable Fuels)	279	1,339
Pacific Premier Bancorp, Inc.* (Banks)	155	6,262
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	155	4,968
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	93	6,329
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	155	3,253
Paratek Pharmaceuticals, Inc.* (Pharmaceuticals)	124	2,654
Park Sterling Corp. (Banks)	248	3,117
Parker Drilling Co.* (Energy Equipment & Services)	1,116	1,172
Party City Holdco, Inc.* (Specialty Retail)	155	1,728
Pattern Energy Group, Inc. (Independent Power & Renewable Electricity Producers)	279	6,437
Paycom Software, Inc.* (Software)	186	15,289
Paylocity Holding Corp.* (Software)	93	4,967
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	248	12,630
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	155	2,271
PDL BioPharma, Inc.* (Biotechnology)	930	2,753
Peabody Energy Corp.* (Oil, Gas & Consumable Fuels)	186	5,746
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	248	8,844
Pegasystems, Inc. (Software)	124	7,229
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	310	8,088
Pennsylvania Real Estate Investment Trust (Equity Real Estate Investment Trusts)	310	3,013
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	279	4,481
Penumbra, Inc.* (Health Care Equipment & Supplies)	124	12,468
Perficient, Inc.* (IT Services)	155	3,015
Performance Food Group Co.* (Food & Staples Retailing)	279	7,895
PGT, Inc.* (Building Products)	248	3,497
PharMerica Corp.* (Health Care Providers & Services)	124	3,633
PHH Corp.* (Thrifts & Mortgage Finance)	248	3,276

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	310	$3,007
Physicians Realty Trust (Equity Real Estate Investment Trusts)	558	9,698
Pier 1 Imports, Inc. (Specialty Retail)	434	1,805
Pieris Pharmaceuticals, Inc.* (Biotechnology)	341	1,722
Pinnacle Entertainment, Inc.* (Hotels, Restaurants & Leisure)	217	5,614
Pioneer Energy Services Corp.* (Energy Equipment & Services)	682	1,296
Pixelworks, Inc.* (Semiconductors & Semiconductor Equipment)	279	1,560
Planet Fitness, Inc. (Hotels, Restaurants & Leisure)	310	8,258
Planet Payment, Inc.* (IT Services)	403	1,801
Plantronics, Inc. (Communications Equipment)	124	5,625
Plexus Corp.* (Electronic Equipment, Instruments & Components)	124	7,617
Plug Power, Inc.* (Electrical Equipment)	1,178	3,357
PNM Resources, Inc. (Electric Utilities)	279	12,109
PolyOne Corp. (Chemicals)	310	14,281
Portland General Electric Co. (Electric Utilities)	310	14,799
Portola Pharmaceuticals, Inc.* (Biotechnology)	186	9,190
Potlatch Corp. (Equity Real Estate Investment Trusts)	155	8,029
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	124	9,963
PRA Group, Inc.* (Consumer Finance)	186	5,189
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	155	12,622
Preferred Apartment Communities, Inc. - Class A (Equity Real Estate Investment Trusts)	155	3,077
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	186	8,723
Primerica, Inc. (Insurance)	155	13,717
Primo Water Corp.* (Beverages)	155	1,707
Primoris Services Corp. (Construction & Engineering)	155	4,382
Progenics Pharmaceuticals, Inc.* (Biotechnology)	372	2,303
Progress Software Corp. (Software)	186	7,873
Proofpoint, Inc.* (Software)	155	14,324
ProPetro Holding Corp.* (Energy Equipment & Services)	155	2,361
PROS Holdings, Inc.* (Software)	124	2,801
Prothena Corp. PLC* (Biotechnology)	155	8,998
Proto Labs, Inc.* (Machinery)	93	8,114
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	248	6,746
PTC Therapeutics, Inc.* (Biotechnology)	155	2,905
Puma Biotechnology, Inc.* (Biotechnology)	93	11,839
Pure Storage, Inc.* - Class A (Technology Hardware, Storage & Peripherals)	372	6,111
Q2 Holdings, Inc.* (Internet Software & Services)	124	5,276
QTS Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	186	10,760
Quad/Graphics, Inc. (Commercial Services & Supplies)	155	3,532
Quality Care Properties* (Equity Real Estate Investment Trusts)	372	5,889
Quality Systems, Inc.* (Health Care Technology)	217	3,053
Qualys, Inc.* (Software)	124	6,560
Quanex Building Products Corp. (Building Products)	155	3,402
Quantum Corp.* (Technology Hardware, Storage & Peripherals)	217	1,150
Quidel Corp.* (Health Care Equipment & Supplies)	124	5,078
QuinStreet, Inc.* (Internet Software & Services)	372	3,311
Quotient Technology, Inc.* (Internet Software & Services)	341	5,337
Quotient, Ltd.* (Health Care Equipment & Supplies)	217	1,109
R. R. Donnelley & Sons Co. (Commercial Services & Supplies)	310	2,852
R1 RCM, Inc.* (Health Care Providers & Services)	558	2,120
Radian Group, Inc. (Thrifts & Mortgage Finance)	775	16,244
Radiant Logistics, Inc.* (Air Freight & Logistics)	310	1,513
RadiSys Corp.* (Electronic Equipment, Instruments & Components)	372	491
Radius Health, Inc.* (Biotechnology)	155	4,977
RadNet, Inc.* (Health Care Providers & Services)	248	2,716
RAIT Financial Trust (Equity Real Estate Investment Trusts)	713	381
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	434	6,384
Ramco-Gershenson Properties Trust (Equity Real Estate Investment Trusts)	341	4,307
Raven Industries, Inc. (Industrial Conglomerates)	155	5,216
Rayonier Advanced Materials, Inc. (Chemicals)	186	2,673
RealNetworks, Inc.* (Internet Software & Services)	279	1,317
RealPage, Inc.* (Software)	217	9,396
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants & Leisure)	279	6,872
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	310	4,870
Regenxbio, Inc.* (Biotechnology)	155	4,642
Regis Corp.* (Diversified Consumer Services)	217	3,240
Renasant Corp. (Banks)	155	6,417
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	217	2,626
Rent-A-Center, Inc. (Specialty Retail)	217	2,157

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Repligen Corp.* (Biotechnology)	124	$4,613
Republic First Bancorp, Inc.* (Banks)	248	2,294
Resource Capital Corp. (Mortgage Real Estate Investment Trusts)	186	1,908
Resources Connection, Inc. (Professional Services)	155	2,441
Restoration Hardware, Inc.* (Specialty Retail)	124	11,151
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	403	7,246
Retrophin, Inc.* (Biotechnology)	186	4,626
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	248	7,363
Rexnord Corp.* (Machinery)	372	9,493
Rigel Pharmaceuticals, Inc.* (Biotechnology)	775	2,906
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	217	2,780
RingCentral, Inc.* - Class A (Software)	248	10,453
RLI Corp. (Insurance)	155	9,159
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	465	10,072
Roadrunner Transportation Systems, Inc.* (Road & Rail)	248	2,182
Rockwell Medical, Inc.* (Health Care Equipment & Supplies)	279	1,691
Rowan Cos. PLC* - Class A (Energy Equipment & Services)	465	6,663
RPX Corp.* (Professional Services)	217	2,825
RTI Surgical, Inc.* (Health Care Equipment & Supplies)	372	1,674
Ruby Tuesday, Inc.* (Hotels, Restaurants & Leisure)	589	1,396
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	155	4,301
Rush Enterprises, Inc.* - Class A (Trading Companies & Distributors)	124	6,297
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	155	3,271
Ryman Hospitality Properties, Inc. (Equity Real Estate Investment Trusts)	155	10,250
S&T Bancorp, Inc. (Banks)	155	6,338
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	248	4,940
Safe Bulkers, Inc.* (Marine)	558	1,981
Sage Therapeutics, Inc.* (Biotechnology)	124	7,847
Saia, Inc.* (Road & Rail)	93	6,026
Sanchez Energy Corp.* (Oil, Gas & Consumable Fuels)	372	1,611
SandRidge Energy, Inc.* (Oil, Gas & Consumable Fuels)	155	2,909
Sandy Spring Bancorp, Inc. (Banks)	93	3,758
Sangamo BioSciences, Inc.* (Biotechnology)	372	4,613
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	279	9,130
Sarepta Therapeutics, Inc.* (Biotechnology)	217	10,700
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	93	3,994
Schneider National, Inc. - Class B (Road & Rail)	155	4,059
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	124	3,652
Scholastic Corp. (Media)	124	4,581
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	124	5,237
Science Applications International Corp. (IT Services)	155	11,368
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	217	10,329
Scorpio Bulkers, Inc.* (Marine)	341	2,728
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	806	2,869
Seacoast Banking Corp. of Florida* (Banks)	186	4,611
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	279	3,203
Select Comfort Corp.* (Specialty Retail)	155	5,038
Select Income REIT (Equity Real Estate Investment Trusts)	248	5,992
Select Medical Holdings Corp.* (Health Care Providers & Services)	434	8,311
Selective Insurance Group, Inc. (Insurance)	217	12,933
SemGroup Corp. - Class A (Oil, Gas & Consumable Fuels)	248	6,460
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	248	10,180
Sensient Technologies Corp. (Chemicals)	155	11,788
Sequential Brands Group, Inc.* (Textiles, Apparel & Luxury Goods)	372	967
Seritage Growth Properties - Class A (Equity Real Estate Investment Trusts)	93	3,825
ServiceSource International, Inc.* (IT Services)	496	1,726
ServisFirst Bancshares, Inc. (Banks)	186	7,628
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	186	7,068
Ship Finance International, Ltd. (Oil, Gas & Consumable Fuels)	279	4,157
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	124	5,295
Sigma Designs, Inc.* (Semiconductors & Semiconductor Equipment)	279	1,688
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	155	14,710
Silver Spring Networks, Inc.* (Software)	217	3,498
Simmons First National Corp. - Class A (Banks)	124	7,155
Simpson Manufacturing Co., Inc. (Building Products)	155	8,640
Sinclair Broadcast Group, Inc. - Class A (Media)	279	8,844
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	124	7,875
SkyWest, Inc. (Airlines)	186	8,761
Snyder’s-Lance, Inc. (Food Products)	310	11,665
Sonic Automotive, Inc. - Class A (Specialty Retail)	124	2,461

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Sonic Corp. (Hotels, Restaurants & Leisure)	155	$3,937
Sonus Networks, Inc.* (Communications Equipment)	279	2,176
Sotheby’s* - Class A (Diversified Consumer Services)	155	8,032
South Jersey Industries, Inc. (Gas Utilities)	279	9,478
South State Corp. (Banks)	93	8,375
Southside Bancshares, Inc. (Banks)	124	4,391
Southwest Gas Corp. (Gas Utilities)	155	12,770
Spartan Motors, Inc. (Auto Components)	217	3,505
SpartanNash Co. (Food & Staples Retailing)	155	3,805
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	403	7,895
Spire, Inc. (Gas Utilities)	186	14,685
Sportsman’s Warehouse Holdings, Inc.* (Specialty Retail)	279	1,144
SPX Corp.* (Machinery)	186	5,448
SPX FLOW, Inc.* (Machinery)	155	6,391
SRC Energy, Inc.* (Oil, Gas & Consumable Fuels)	806	7,689
STAAR Surgical Co.* (Health Care Equipment & Supplies)	248	3,286
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	341	9,309
Starwood Waypoint Homes (Equity Real Estate Investment Trusts)	372	13,506
State Bank Financial Corp. (Banks)	155	4,481
State National Cos., Inc. (Insurance)	155	3,258
Steelcase, Inc. - Class A (Commercial Services & Supplies)	341	4,962
Sterling Bancorp (Banks)	465	11,648
Sterling Construction Co., Inc.* (Construction & Engineering)	186	3,320
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	217	8,464
Stifel Financial Corp. (Capital Markets)	248	13,150
Stoneridge, Inc.* (Auto Components)	155	3,525
Stratasys, Ltd.* (Technology Hardware, Storage & Peripherals)	217	4,887
Sucampo Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	186	1,860
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	403	6,371
Summit Materials, Inc.* - Class A (Construction Materials)	403	12,654
Sun Hydraulics Corp. (Machinery)	93	5,350
SunCoke Energy, Inc.* (Metals & Mining)	310	3,438
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	310	2,207
Sunrun, Inc.* (Electrical Equipment)	465	2,669
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	806	13,154
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	155	3,085
Superior Energy Services, Inc.* (Energy Equipment & Services)	589	5,195
Superior Industries International, Inc. (Auto Components)	124	1,928
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	186	7,738
SUPERVALU, Inc.* (Food & Staples Retailing)	155	2,525
Sykes Enterprises, Inc.* (IT Services)	155	4,486
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	124	4,603
Synchronoss Technologies, Inc.* (Software)	217	2,459
Synergy Pharmaceuticals, Inc.* (Biotechnology)	992	2,708
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	93	12,543
Syntel, Inc.* (IT Services)	155	3,621
Tailored Brands, Inc. (Specialty Retail)	248	3,832
Taylor Morrison Home Corp.* - Class A (Household Durables)	248	5,989
Team, Inc.* (Commercial Services & Supplies)	124	1,525
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	124	11,503
Teekay Corp. (Oil, Gas & Consumable Fuels)	341	2,762
Teekay Tankers, Ltd. - Class A (Oil, Gas & Consumable Fuels)	899	1,331
Teladoc, Inc.* (Health Care Providers & Services)	217	7,172
Telenav, Inc.* (Software)	217	1,400
Teligent, Inc.* (Pharmaceuticals)	248	1,409
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)	279	3,005
Tenet Healthcare Corp.* (Health Care Providers & Services)	310	4,427
Tenneco, Inc. (Auto Components)	186	10,808
TerraForm Global, Inc.* - Class A (Independent Power & Renewable Electricity Producers)	496	2,418
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	186	6,830
Tesco Corp.* (Energy Equipment & Services)	341	1,313
Tetra Tech, Inc. (Commercial Services & Supplies)	217	10,687
TETRA Technologies, Inc.* (Energy Equipment & Services)	682	1,937
Tetraphase Pharmaceuticals, Inc.* (Pharmaceuticals)	248	1,490
Texas Capital Bancshares, Inc.* (Banks)	186	16,004
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	248	12,402
Textainer Group Holdings, Ltd.* (Trading Companies & Distributors)	155	3,030
TG Therapeutics, Inc.* (Biotechnology)	248	2,021
The Advisory Board Co.* (Professional Services)	155	8,358
The Andersons, Inc. (Food & Staples Retailing)	124	4,644
The Bancorp, Inc.* (Banks)	310	2,607

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Brink’s Co. (Commercial Services & Supplies)	155	$11,796
The Buckle, Inc. (Specialty Retail)	155	2,550
The Cato Corp. - Class A (Specialty Retail)	124	1,595
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	155	6,935
The E.W. Scripps Co.* - Class A (Media)	248	4,300
The Ensign Group, Inc. (Health Care Providers & Services)	217	5,008
The Finish Line, Inc. - Class A (Specialty Retail)	186	1,724
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	434	11,262
The Greenbrier Cos., Inc. (Machinery)	124	6,473
The Hackett Group, Inc. (IT Services)	155	2,393
The KEYW Holding Corp.* (Aerospace & Defense)	248	1,872
The Manitowoc Co., Inc.* (Machinery)	589	5,607
The Medicines Co.* (Pharmaceuticals)	248	7,128
The Meet Group, Inc.* (Internet Software & Services)	434	1,471
The New York Times Co. - Class A (Media)	465	8,881
The Rubicon Project, Inc.* (Software)	310	1,104
The St Joe Co.* (Real Estate Management & Development)	217	3,863
TherapeuticsMD, Inc.* (Pharmaceuticals)	744	3,512
Theravance Biopharma, Inc.* (Pharmaceuticals)	155	4,473
Thermon Group Holdings, Inc.* (Electrical Equipment)	155	3,334
Third Point Reinsurance, Ltd.* (Insurance)	341	5,695
Tier REIT, Inc. (Equity Real Estate Investment Trusts)	217	4,247
Tile Shop Holdings, Inc. (Specialty Retail)	155	1,325
Time, Inc. (Media)	403	4,675
TimkenSteel Corp.* (Metals & Mining)	186	2,604
Tiptree Financial, Inc. - Class A (Diversified Financial Services)	217	1,443
Titan International, Inc. (Machinery)	248	2,416
Tivity Health, Inc.* (Health Care Providers & Services)	155	7,169
TiVo Corp. (Software)	434	7,877
TopBuild Corp.* (Household Durables)	155	10,228
TowneBank (Banks)	217	7,270
Travelport Worldwide, Ltd. (IT Services)	496	7,782
Tredegar Corp. (Chemicals)	155	2,999
Trevena, Inc.* (Biotechnology)	558	837
Trex Co., Inc.* (Building Products)	124	13,572
TRI Pointe Group, Inc.* (Household Durables)	589	10,418
TriMas Corp.* (Machinery)	186	4,938
TriNet Group, Inc.* (Professional Services)	155	5,382
Trinseo SA (Chemicals)	155	11,005
Triple-S Management Corp.* (Health Care Providers & Services)	124	2,977
Triton International, Ltd./Bermuda (Trading Companies & Distributors)	186	7,421
Triumph Group, Inc. (Aerospace & Defense)	186	5,775
Tronox, Ltd. - Class A (Chemicals)	279	7,385
TrueBlue, Inc.* (Professional Services)	186	5,041
TrueCar, Inc.* (Internet Software & Services)	248	4,013
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	434	3,982
Trustmark Corp. (Banks)	248	8,169
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	372	5,870
Tutor Perini Corp.* (Construction & Engineering)	155	4,371
Twilio, Inc.* (Internet Software & Services)	248	7,924
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	310	9,457
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	155	3,956
Ultra Petroleum Corp.* (Oil, Gas & Consumable Fuels)	744	5,907
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	155	7,144
UMB Financial Corp. (Banks)	155	11,397
UMH Properties, Inc. (Equity Real Estate Investment Trusts)	155	2,316
Umpqua Holdings Corp. (Banks)	775	15,856
Union Bankshares Corp. (Banks)	155	5,349
Unisys Corp.* (IT Services)	248	2,170
Unit Corp.* (Energy Equipment & Services)	217	4,062
United Bankshares, Inc. (Banks)	372	13,373
United Community Banks, Inc. (Banks)	279	7,650
United Community Financial Corp. (Thrifts & Mortgage Finance)	279	2,575
United Financial Bancorp, Inc. (Thrifts & Mortgage Finance)	217	3,973
United Natural Foods, Inc.* (Food & Staples Retailing)	186	7,211
Universal Corp. (Tobacco)	93	5,334
Universal Insurance Holdings, Inc. (Insurance)	155	3,697
Univest Corp. of Pennsylvania (Banks)	124	3,633
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	1,116	1,183
Urban Edge Properties (Equity Real Estate Investment Trusts)	372	8,727
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	155	3,368
USA Technologies, Inc.* (Technology Hardware, Storage & Peripherals)	310	1,969
Valhi, Inc. (Chemicals)	372	1,618
Valley National Bancorp (Banks)	930	10,695
Vanda Pharmaceuticals, Inc.* (Biotechnology)	217	3,407
Varex Imaging Corp.* (Health Care Equipment & Supplies)	155	5,327
VASCO Data Security International, Inc.* (Software)	155	2,108
Vector Group, Ltd. (Tobacco)	341	7,086

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	186	$3,357
Veracyte, Inc.* (Biotechnology)	186	1,590
VeriFone Systems, Inc.* (Electronic Equipment, Instruments & Components)	434	8,281
Verint Systems, Inc.* (Software)	217	9,157
Versartis, Inc.* (Biotechnology)	155	279
Verso Corp.* - Class A (Paper & Forest Products)	341	2,390
ViaSat, Inc.* (Communications Equipment)	186	12,108
Viavi Solutions, Inc.* (Communications Equipment)	837	7,767
ViewRay, Inc.* (Health Care Equipment & Supplies)	248	1,709
VirnetX Holding Corp.* (Software)	341	1,756
Virtu Financial, Inc. - Class A (Capital Markets)	124	1,755
Virtusa Corp.* (IT Services)	124	4,732
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	496	11,036
Vista Outdoor, Inc.* (Leisure Products)	217	4,537
Vivint Solar, Inc.* (Independent Power & Renewable Electricity Producers)	372	1,395
Vocera Communications, Inc.* (Health Care Technology)	124	3,499
Vonage Holdings Corp.* (Diversified Telecommunication Services)	806	6,553
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	744	2,329
Wabash National Corp. (Machinery)	248	5,580
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	310	5,794
WageWorks, Inc.* (Professional Services)	124	7,905
Walker & Dunlop, Inc.* (Thrifts & Mortgage Finance)	124	6,806
Washington Federal, Inc. (Thrifts & Mortgage Finance)	310	10,788
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	744	5,826
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	279	8,981
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	124	2,381
Watts Water Technologies, Inc. - Class A (Machinery)	93	6,268
Web.com Group, Inc.* (Internet Software & Services)	155	3,736
Weight Watchers International, Inc.* (Diversified Consumer Services)	124	5,570
Werner Enterprises, Inc. (Road & Rail)	186	6,631
WesBanco, Inc. (Banks)	155	6,262
Wesco Aircraft Holdings, Inc.* (Aerospace & Defense)	279	2,525
Westamerica Bancorp (Banks)	93	5,415
Western Asset Mortgage Capital Corp. (Mortgage Real Estate Investment Trusts)	217	2,185
Western New England BanCorp, Inc. (Thrifts & Mortgage Finance)	186	1,962
WGL Holdings, Inc. (Gas Utilities)	186	15,940
Whitestone REIT (Equity Real Estate Investment Trusts)	186	2,485
Willbros Group, Inc.* (Energy Equipment & Services)	527	1,613
William Lyon Homes* - Class A (Household Durables)	124	3,441
Windstream Holdings, Inc. (Diversified Telecommunication Services)	837	1,574
Wingstop, Inc. (Hotels, Restaurants & Leisure)	124	4,200
Winnebago Industries, Inc. (Automobiles)	124	6,095
Wintrust Financial Corp. (Banks)	186	15,119
WisdomTree Investments, Inc. (Capital Markets)	496	5,501
WMIH Corp.* (Insurance)	1,457	1,209
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	341	9,310
Woodward, Inc. (Machinery)	186	14,383
Workiva, Inc.* (Software)	124	2,771
World Wrestling Entertainment, Inc. - Class A (Media)	186	4,935
Worthington Industries, Inc. (Metals & Mining)	186	8,463
Wright Medical Group N.V.* (Health Care Equipment & Supplies)	372	9,750
WSFS Financial Corp. (Thrifts & Mortgage Finance)	124	6,163
Xcerra Corp.* (Semiconductors & Semiconductor Equipment)	279	2,748
Xencor, Inc.* (Biotechnology)	186	3,679
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	403	8,769
XO Group, Inc.* (Internet Software & Services)	124	2,475
Xperi Corp. (Semiconductors & Semiconductor Equipment)	186	4,278
Yelp, Inc.* (Internet Software & Services)	279	13,034
YRC Worldwide, Inc.* (Road & Rail)	186	2,505
ZAGG, Inc.* (Household Durables)	186	2,911
Zendesk, Inc.* (Software)	372	11,532
ZIOPHARM Oncology, Inc.* (Biotechnology)	620	2,889
ZixCorp.* (Software)	341	1,654
Zogenix, Inc.* (Pharmaceuticals)	155	5,813
TOTAL COMMON STOCKS (Cost $5,336,011)		6,666,846

Contingent Rights (NM)
Chelsea Therapeutics International, Ltd.*^+(a) (Biotechnology)	4,947	—
Dyax Corp.*^+(b) (Biotechnology)	198	220
TOTAL CONTINGENT RIGHTS (Cost $—)		220

See accompanying notes to schedules of portfolio investments.

	Interest Units	Value
Trust (0.0%)
Ferroglobe Representation and Warranty Insurance^+ (Metals & Mining)	290	$—
TOTAL TRUST (Cost $—)		—

	Principal Amount	Value
Repurchase Agreements(c)(d) (89.2%)
Repurchase Agreements with various counterparties, rates 0.93%-1.03%, dated 10/31/17, due 11/1/17, total to be received $40,303,094	$40,302,000	$40,302,000
TOTAL REPURCHASE AGREEMENTS (Cost $40,302,000)		40,302,000

TOTAL INVESTMENT SECURITIES (Cost $45,638,011) - 103.9%		46,969,066
Net other assets (liabilities) - (3.9)%		(1,765,351)

NET ASSETS - 100.0%		$45,203,715

*	Non-income producing security.
^	The Advisor has deemed these securities to be illiquid. As of October 31, 2017, these securities represented less than 0.005% of the net assets of the Fund.
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of October 31, 2017, these securities represented less than 0.005% of the net assets of the Fund.
(a)	No explicit expiration date, expiration is subject to contingencies. Rights entitle the Fund to cash based on certain commercial sales milestones.
(b)

Expiration is on or before December 31, 2019; expiration is subject to contingencies.  Rights entitle the Fund to cash if the company receives U.S. Food and Drug Administration approval on specific medication that is being developed.

(c)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2017, the aggregate amount held in a segregated account was $3,323,000.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	42	12/18/17	$3,084,548	$3,155,250	$70,702

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
Russell 2000 Index	Goldman Sachs International	11/27/17	1.35%	$19,280,441	$19,206,429	$(75,468)
Russell 2000 Index	UBS AG	11/27/17	1.20%	16,206,743	16,144,002	(63,759)
				$35,487,184	$35,350,431	$(139,227)

(1)	Agreements may be terminated at will by either party without penalty.
(2)

Reflects the floating financing rate, as of October 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

Small-Cap ProFund invested in the following industries as of October 31, 2017:

	Value	% of Net Assets
Aerospace & Defense	$95,219	0.2%
Air Freight & Logistics	28,689	0.1%
Airlines	14,992	NM
Auto Components	85,830	0.2%
Automobiles	6,095	NM
Banks	617,664	1.5%
Beverages	2,703	NM
Biotechnology	422,298	0.9%
Building Products	74,368	0.2%
Capital Markets	75,752	0.2%
Chemicals	150,963	0.3%
Commercial Services & Supplies	165,918	0.4%
Communications Equipment	116,674	0.3%
Construction & Engineering	93,287	0.2%
Construction Materials	12,654	NM
Consumer Finance	44,418	0.1%
Containers & Packaging	5,164	NM
Distributors	6,335	NM
Diversified Consumer Services	56,325	0.1%
Diversified Financial Services	10,374	NM
Diversified Telecommunication Services	45,835	0.1%
Electric Utilities	82,824	0.2%
Electrical Equipment	45,780	0.1%
Electronic Equipment, Instruments & Components	190,099	0.4%
Energy Equipment & Services	108,353	0.2%
Equity Real Estate Investment Trusts	470,348	1.0%
Food & Staples Retailing	26,081	0.1%
Food Products	54,716	0.1%
Gas Utilities	89,198	0.2%
Health Care Equipment & Supplies	245,234	0.5%
Health Care Providers & Services	126,826	0.3%
Health Care Technology	60,394	0.1%
Hotels, Restaurants & Leisure	175,380	0.4%
Household Durables	93,291	0.2%
Household Products	12,761	NM
Independent Power & Renewable Electricity Producers	36,345	0.1%
Industrial Conglomerates	5,216	NM
Insurance	137,992	0.3%
Internet & Direct Marketing Retail	35,827	0.1%
Internet Software & Services	203,583	0.5%
IT Services	145,125	0.3%
Leisure Products	15,030	NM
Life Sciences Tools & Services	44,210	0.1%
Machinery	225,112	0.5%
Marine	14,689	NM
Media	100,209	0.2%
Metals & Mining	85,894	0.2%
Mortgage Real Estate Investment Trusts	70,817	0.2%
Multiline Retail	20,687	NM
Multi-Utilities	36,120	0.1%
Oil, Gas & Consumable Fuels	165,666	0.4%
Paper & Forest Products	39,003	0.1%
Pharmaceuticals	140,893	0.3%
Professional Services	82,181	0.2%
Real Estate Management & Development	29,019	0.1%
Road & Rail	64,352	0.1%
Semiconductors & Semiconductor Equipment	269,876	0.6%
Software	276,882	0.6%
Specialty Retail	127,734	0.3%
Technology Hardware, Storage & Peripherals	40,286	0.1%
Textiles, Apparel & Luxury Goods	45,907	0.1%
Thrifts & Mortgage Finance	158,513	0.4%
Tobacco	12,420	NM
Trading Companies & Distributors	97,076	0.2%
Water Utilities	16,143	NM
Wireless Telecommunication Services	11,417	NM
Other**	38,536,649	85.3%
Total	$45,203,715	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Small-Cap Growth ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2017 (unaudited)

	Shares	Value
Common Stocks (100.0%)
8x8, Inc.* (Software)	4,656	$62,158
A. Schulman, Inc. (Chemicals)	582	22,873
AAON, Inc. (Building Products)	2,134	74,690
Abaxis, Inc. (Health Care Equipment & Supplies)	582	28,169
ABM Industries, Inc. (Commercial Services & Supplies)	1,358	56,995
Acadia Realty Trust (Equity Real Estate Investment Trusts)	1,746	49,150
Actuant Corp. - Class A (Machinery)	1,552	39,576
ADTRAN, Inc. (Communications Equipment)	1,552	32,747
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	2,134	180,792
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	2,522	79,645
Aerovironment, Inc.* (Aerospace & Defense)	582	29,775
Agree Realty Corp. (Equity Real Estate Investment Trusts)	1,552	73,394
AK Steel Holding Corp.* (Metals & Mining)	8,924	40,961
Alamo Group, Inc. (Machinery)	388	40,934
Albany International Corp. - Class A (Machinery)	970	58,540
Allegiant Travel Co. (Airlines)	582	79,385
AMAG Pharmaceuticals, Inc.* (Biotechnology)	1,746	27,412
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	2,134	82,778
American States Water Co. (Water Utilities)	970	52,138
American Woodmark Corp.* (Building Products)	388	37,481
Ameris Bancorp (Banks)	1,940	92,926
AMERISAFE, Inc. (Insurance)	582	37,655
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	2,522	110,715
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	1,164	21,033
Analogic Corp. (Health Care Equipment & Supplies)	194	15,578
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	388	22,535
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	582	31,795
Apogee Enterprises, Inc. (Building Products)	776	37,038
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	1,358	24,539
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	1,358	86,437
Applied Optoelectronics, Inc.* (Communications Equipment)	388	15,807
Archrock, Inc. (Energy Equipment & Services)	1,552	18,624
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	970	13,842
Astec Industries, Inc. (Machinery)	970	50,392
ATN International, Inc. (Diversified Telecommunication Services)	194	10,532
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	1,164	38,296
Axon Enterprise, Inc.* (Aerospace & Defense)	2,716	62,387
AZZ, Inc. (Electrical Equipment)	776	37,093
B of I Holding, Inc.* (Thrifts & Mortgage Finance)	2,910	78,279
B&G Foods, Inc. - Class A (Food Products)	3,492	111,045
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	1,552	67,978
Balchem Corp. (Chemicals)	1,552	130,818
Bank Mutual Corp. (Thrifts & Mortgage Finance)	1,164	12,309
Barnes Group, Inc. (Machinery)	1,358	88,391
Barracuda Networks, Inc.* (Software)	1,358	31,655
Bel Fuse, Inc. - Class B (Communications Equipment)	194	6,276
Belmond, Ltd.* (Hotels, Restaurants & Leisure)	4,268	56,124
Biglari Holdings, Inc.* (Hotels, Restaurants & Leisure)	194	69,343
Bill Barrett Corp.* (Oil, Gas & Consumable Fuels)	1,940	9,564
BioTelemetry, Inc.* (Health Care Providers & Services)	1,552	45,086
Bob Evans Farms, Inc. (Hotels, Restaurants & Leisure)	582	44,925
Boston Private Financial Holdings, Inc. (Banks)	2,522	40,100
Bottomline Technologies, Inc.* (Software)	970	31,583
Brady Corp. - Class A (Commercial Services & Supplies)	1,746	66,435
Brookline Bancorp, Inc. (Banks)	2,522	38,839
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	1,746	60,045
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	1,358	131,278
CalAmp Corp.* (Communications Equipment)	776	17,638
Calavo Growers, Inc. (Food Products)	776	57,191
California Water Service Group (Water Utilities)	2,522	105,923
Callaway Golf Co. (Leisure Products)	2,716	39,192
Cambrex Corp.* (Life Sciences Tools & Services)	1,164	50,343
Cantel Medical Corp. (Health Care Equipment & Supplies)	1,746	171,247
Capella Education Co. (Diversified Consumer Services)	582	47,404
Cardtronics PLC* - Class A (IT Services)	2,328	53,311
Career Education Corp.* (Diversified Consumer Services)	1,940	20,719
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	3,880	73,332
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	2,134	37,750

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)	1,940	$15,210
Central Garden & Pet Co.* (Household Products)	582	22,221
Central Garden & Pet Co.* - Class A (Household Products)	1,746	64,444
Central Pacific Financial Corp. (Banks)	1,552	48,298
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	1,164	56,221
Chart Industries, Inc.* (Machinery)	776	33,756
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	970	21,098
Chemed Corp. (Health Care Providers & Services)	388	86,691
Chico’s FAS, Inc. (Specialty Retail)	3,104	24,801
Chuy’s Holdings, Inc.* (Hotels, Restaurants & Leisure)	776	17,460
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	1,164	22,232
CIRCOR International, Inc. (Machinery)	388	17,053
City Holding Co. (Banks)	388	27,350
Coca-Cola Bottling Co. (Beverages)	194	43,759
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	2,134	115,023
Columbia Banking System, Inc. (Banks)	1,552	67,528
Community Bank System, Inc. (Banks)	1,552	85,810
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	2,134	40,909
Contango Oil & Gas Co.* (Oil, Gas & Consumable Fuels)	388	1,548
Control4 Corp.* (Electronic Equipment, Instruments & Components)	194	5,713
CorVel Corp.* (Health Care Providers & Services)	194	11,640
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	1,940	26,481
CryoLife, Inc.* (Health Care Equipment & Supplies)	1,746	33,960
CSG Systems International, Inc. (IT Services)	1,164	49,284
CTS Corp. (Electronic Equipment, Instruments & Components)	1,746	47,491
Customers Bancorp, Inc.* (Banks)	1,552	42,432
CVB Financial Corp. (Banks)	3,104	74,061
Cytokinetics, Inc.* (Biotechnology)	2,522	34,425
Dave & Buster’s Entertainment, Inc.* (Hotels, Restaurants & Leisure)	2,134	102,859
Deltic Timber Corp. (Paper & Forest Products)	388	35,933
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	8,148	10,022
Depomed, Inc.* (Pharmaceuticals)	1,746	8,451
DHI Group, Inc.* (Internet Software & Services)	970	2,134
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	5,238	56,885
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	970	21,389
DineEquity, Inc. (Hotels, Restaurants & Leisure)	388	18,473
Dorman Products, Inc.* (Auto Components)	1,552	107,259
DSW, Inc. - Class A (Specialty Retail)	970	18,576
Eagle Pharmaceuticals, Inc.* (Biotechnology)	388	20,855
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	1,746	158,169
Ebix, Inc. (Software)	1,164	79,094
El Pollo Locco Holdings, Inc.* (Hotels, Restaurants & Leisure)	582	6,693
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	1,164	35,921
Emergent BioSolutions, Inc.* (Biotechnology)	776	31,808
Enanta Pharmaceuticals, Inc.* (Biotechnology)	776	38,544
EnPro Industries, Inc. (Machinery)	582	48,737
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	388	37,093
ESCO Technologies, Inc. (Machinery)	1,358	78,696
Ethan Allen Interiors, Inc. (Household Durables)	776	23,086
Evercore Partners, Inc. - Class A (Capital Markets)	1,940	155,393
ExlService Holdings, Inc.* (IT Services)	1,164	72,657
Exponent, Inc. (Professional Services)	776	57,308
Fabrinet* (Electronic Equipment, Instruments & Components)	1,940	72,129
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	388	20,098
Financial Engines, Inc. (Capital Markets)	2,134	77,037
First BanCorp.* (Banks)	9,312	47,957
First Commonwealth Financial Corp. (Banks)	3,104	45,194
First Financial Bancorp (Banks)	1,940	52,962
First Financial Bankshares, Inc. (Banks)	3,298	150,553
First Midwest Bancorp, Inc. (Banks)	3,104	71,671
Five Below, Inc.* (Specialty Retail)	2,910	160,777
Flotek Industries, Inc.* (Chemicals)	1,164	5,727
Forrester Research, Inc. (IT Services)	582	25,433
Forward Air Corp. (Air Freight & Logistics)	970	55,717
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	3,104	76,607
Fox Factory Holding Corp.* (Auto Components)	1,940	82,547
Francesca’s Holdings Corp.* (Specialty Retail)	1,940	12,552
Franklin Electric Co., Inc. (Machinery)	970	44,135
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	2,910	29,100
Geospace Technologies Corp.* (Energy Equipment & Services)	388	5,828
Getty Realty Corp. (Equity Real Estate Investment Trusts)	1,746	49,604
Gibraltar Industries, Inc.* (Building Products)	1,552	51,604

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Gigamon, Inc.* (Software)	1,940	$74,690
Glacier Bancorp, Inc. (Banks)	2,716	103,099
Great Western Bancorp, Inc. (Banks)	1,746	70,870
Green Dot Corp.* - Class A (Consumer Finance)	1,164	65,906
Greenhill & Co., Inc. (Capital Markets)	582	10,651
Griffon Corp. (Building Products)	1,552	34,998
Haemonetics Corp.* (Health Care Equipment & Supplies)	1,358	64,586
Hanmi Financial Corp. (Banks)	1,746	53,690
Harsco Corp.* (Machinery)	1,940	41,225
Hawaiian Holdings, Inc.* (Airlines)	2,716	90,986
Hawkins, Inc. (Chemicals)	388	14,783
Healthcare Services Group, Inc. (Commercial Services & Supplies)	2,522	133,389
HealthEquity, Inc.* (Health Care Providers & Services)	1,552	77,941
HealthStream, Inc.* (Health Care Technology)	1,358	33,217
Heartland Express, Inc. (Road & Rail)	1,552	33,104
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	2,910	19,846
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	1,164	20,591
Heska Corp.* (Pharmaceuticals)	388	37,830
HFF, Inc. - Class A (Real Estate Management & Development)	1,164	51,053
Hibbett Sports, Inc.* (Specialty Retail)	582	7,450
Hillenbrand, Inc. (Machinery)	1,552	61,382
HMS Holdings Corp.* (Health Care Technology)	4,268	82,116
Iconix Brand Group, Inc.* (Textiles, Apparel & Luxury Goods)	1,164	1,909
ICU Medical, Inc.* (Health Care Equipment & Supplies)	776	148,294
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	2,910	131,532
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	970	9,846
Independent Bank Corp. (Banks)	970	69,937
Ingevity Corp.* (Chemicals)	2,134	152,004
Innophos Holdings, Inc. (Chemicals)	776	37,970
Innospec, Inc. (Chemicals)	582	35,997
Innoviva, Inc.* (Pharmaceuticals)	3,880	47,491
Inogen, Inc.* (Health Care Equipment & Supplies)	582	57,577
Insperity, Inc. (Professional Services)	970	92,053
Installed Building Products, Inc.* (Household Durables)	1,164	81,131
Insteel Industries, Inc. (Building Products)	970	24,784
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	2,134	99,829
Inter Parfums, Inc. (Personal Products)	388	17,964
iRobot Corp.* (Household Durables)	1,358	91,244
Itron, Inc.* (Electronic Equipment, Instruments & Components)	1,746	136,450
J & J Snack Foods Corp. (Food Products)	388	51,670
John B. Sanfilippo & Son, Inc. (Food Products)	194	11,417
John Bean Technologies Corp. (Machinery)	1,552	165,908
KEMET Corp.* (Electronic Equipment, Instruments & Components)	1,552	39,871
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	1,358	4,767
Koppers Holdings, Inc.* (Chemicals)	582	28,256
Kraton Performance Polymers, Inc.* (Chemicals)	1,552	76,095
Kulicke & Soffa Industries, Inc.* (Semiconductors & Semiconductor Equipment)	1,940	43,941
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	1,552	30,885
LCI Industries (Auto Components)	1,358	168,120
LegacyTexas Financial Group, Inc. (Banks)	2,134	85,125
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	776	24,840
LendingTree, Inc.* (Thrifts & Mortgage Finance)	388	104,003
Lexington Realty Trust (Equity Real Estate Investment Trusts)	11,058	111,906
Lgi Homes, Inc.* (Household Durables)	970	58,520
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	1,164	169,188
Lindsay Corp. (Machinery)	194	17,763
LivePerson, Inc.* (Internet Software & Services)	1,164	16,354
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	1,358	63,161
Lumentum Holdings, Inc.* (Communications Equipment)	3,104	196,018
Luminex Corp. (Life Sciences Tools & Services)	2,134	45,561
Lumos Networks Corp.* (Diversified Telecommunication Services)	582	10,453
Lydall, Inc.* (Machinery)	970	56,066
Magellan Health, Inc.* (Health Care Providers & Services)	582	49,645
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	970	127,670
Marten Transport, Ltd. (Road & Rail)	970	19,061
Matthews International Corp. - Class A (Commercial Services & Supplies)	1,164	73,157
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	3,104	75,955
McDermott International, Inc.* (Energy Equipment & Services)	6,402	42,381
Medifast, Inc. (Personal Products)	388	24,212
Mercury Systems, Inc.* (Aerospace & Defense)	2,522	127,285
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	970	14,502
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	2,522	95,962
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	388	33,853
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	970	45,493

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
MicroStrategy, Inc.* - Class A (Software)	194	$25,658
MiMedx Group, Inc.* (Biotechnology)	5,238	66,418
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,716	295,093
Mobile Mini, Inc. (Commercial Services & Supplies)	970	32,107
Momenta Pharmaceuticals, Inc.* (Biotechnology)	3,880	54,708
Monotype Imaging Holdings, Inc. (Software)	970	22,359
Monro Muffler Brake, Inc. (Specialty Retail)	776	38,296
Multi-Color Corp. (Commercial Services & Supplies)	388	32,088
MYR Group, Inc.* (Construction & Engineering)	776	24,746
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	1,358	38,391
National Bank Holdings Corp. (Banks)	1,358	44,570
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	2,328	57,711
Natus Medical, Inc.* (Health Care Equipment & Supplies)	776	32,902
Nautilus, Inc.* (Leisure Products)	1,164	15,132
Navigant Consulting, Inc.* (Professional Services)	2,328	40,298
NBT Bancorp, Inc. (Banks)	1,358	51,794
Neenah Paper, Inc. (Paper & Forest Products)	582	50,517
Nektar Therapeutics* (Pharmaceuticals)	4,656	112,164
Neogen Corp.* (Health Care Equipment & Supplies)	1,940	155,587
NETGEAR, Inc.* (Communications Equipment)	970	45,251
NIC, Inc. (Internet Software & Services)	3,298	56,066
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	1,940	28,227
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	2,328	39,716
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	3,104	52,364
Nutrisystem, Inc. (Internet & Direct Marketing Retail)	1,552	77,523
Oclaro, Inc.* (Communications Equipment)	8,536	70,593
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	2,522	112,607
Omnicell, Inc.* (Health Care Technology)	1,940	96,612
On Assignment, Inc.* (Professional Services)	1,358	83,137
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	3,104	61,304
Orion Marine Group, Inc.* (Construction & Engineering)	1,358	9,778
Oritani Financial Corp. (Thrifts & Mortgage Finance)	970	16,442
Orthofix International N.V.* (Health Care Equipment & Supplies)	388	20,847
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	388	25,065
Pacific Premier Bancorp, Inc.* (Banks)	2,134	86,214
Patrick Industries, Inc.* (Building Products)	776	72,168
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,940	98,805
Pennsylvania Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,552	15,085
PetMed Express, Inc. (Internet & Direct Marketing Retail)	776	27,439
PGT, Inc.* (Building Products)	2,522	35,560
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	388	14,608
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	776	7,527
Pioneer Energy Services Corp.* (Energy Equipment & Services)	1,746	3,317
Piper Jaffray Cos. (Capital Markets)	776	56,726
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	1,552	124,703
Progenics Pharmaceuticals, Inc.* (Biotechnology)	3,686	22,816
Progress Software Corp. (Software)	2,522	106,756
Proto Labs, Inc.* (Machinery)	1,358	118,485
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	1,746	47,491
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	582	77,016
Quaker Chemical Corp. (Chemicals)	776	120,528
Qualys, Inc.* (Software)	1,552	82,101
Quanex Building Products Corp. (Building Products)	1,746	38,325
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	5,626	82,758
Ramco-Gershenson Properties Trust (Equity Real Estate Investment Trusts)	3,104	39,204
Raven Industries, Inc. (Industrial Conglomerates)	1,164	39,169
Repligen Corp.* (Biotechnology)	1,940	72,168
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	3,686	66,274
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	194	17,107
RLI Corp. (Insurance)	970	57,318
Rogers Corp.* (Electronic Equipment, Instruments & Components)	582	88,511
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	1,552	43,068
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	776	16,374
Saia, Inc.* (Road & Rail)	776	50,284
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	388	23,715
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	2,716	129,281
Select Comfort Corp.* (Specialty Retail)	1,164	37,830
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	2,134	87,601
ServisFirst Bancshares, Inc. (Banks)	2,328	95,471
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	582	22,093

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	1,746	$74,554
Shutterstock, Inc.* (Internet Software & Services)	970	37,820
Simmons First National Corp. - Class A (Banks)	1,164	67,163
Simpson Manufacturing Co., Inc. (Building Products)	2,134	118,949
Sonic Corp. (Hotels, Restaurants & Leisure)	1,358	34,493
South Jersey Industries, Inc. (Gas Utilities)	4,074	138,394
Southside Bancshares, Inc. (Banks)	1,358	48,087
SpartanNash Co. (Food & Staples Retailing)	1,940	47,627
Sps Commerce, Inc.* (Internet Software & Services)	970	47,685
SRC Energy, Inc.* (Oil, Gas & Consumable Fuels)	4,656	44,418
Stamps.com, Inc.* (Internet Software & Services)	776	174,135
Stepan Co. (Chemicals)	582	46,479
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	1,746	68,094
Strayer Education, Inc. (Diversified Consumer Services)	194	18,184
Sucampo Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	1,358	13,580
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	5,238	82,812
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	970	19,303
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	2,522	104,915
SurModics, Inc.* (Health Care Equipment & Supplies)	582	17,315
Synchronoss Technologies, Inc.* (Software)	2,134	24,178
Tailored Brands, Inc. (Specialty Retail)	1,164	17,984
Tennant Co. (Machinery)	582	40,362
Tesco Corp.* (Energy Equipment & Services)	776	2,988
Tetra Tech, Inc. (Commercial Services & Supplies)	2,910	143,317
TETRA Technologies, Inc.* (Energy Equipment & Services)	1,940	5,510
The Children’s Place, Inc. (Specialty Retail)	970	105,535
The Ensign Group, Inc. (Health Care Providers & Services)	1,358	31,343
The Marcus Corp. (Hotels, Restaurants & Leisure)	970	26,336
The Medicines Co.* (Pharmaceuticals)	1,164	33,453
Tile Shop Holdings, Inc. (Specialty Retail)	1,746	14,928
Tivity Health, Inc.* (Health Care Providers & Services)	776	35,890
TiVo Corp. (Software)	6,208	112,675
Tompkins Financial Corp. (Banks)	582	50,704
TopBuild Corp.* (Household Durables)	1,746	115,218
Trex Co., Inc.* (Building Products)	1,552	169,866
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	2,716	24,919
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	4,656	73,472
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	582	39,547
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	4,074	124,298
UniFirst Corp. (Commercial Services & Supplies)	388	61,110
Unit Corp.* (Energy Equipment & Services)	970	18,158
United Community Banks, Inc. (Banks)	3,686	101,070
Universal Electronics, Inc.* (Household Durables)	776	46,560
Universal Forest Products, Inc. (Building Products)	582	65,708
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	388	28,405
Universal Insurance Holdings, Inc. (Insurance)	1,746	41,642
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	1,552	33,725
US Concrete, Inc.* (Construction Materials)	582	45,512
US Ecology, Inc. (Commercial Services & Supplies)	1,164	55,348
Varex Imaging Corp.* (Health Care Equipment & Supplies)	1,940	66,678
VASCO Data Security International, Inc.* (Software)	582	7,915
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	1,164	21,010
Viad Corp. (Commercial Services & Supplies)	970	56,309
Vicor Corp.* (Electrical Equipment)	776	16,723
Vista Outdoor, Inc.* (Leisure Products)	1,358	28,396
Vonage Holdings Corp.* (Diversified Telecommunication Services)	4,268	34,699
WageWorks, Inc.* (Professional Services)	1,940	123,674
Walker & Dunlop, Inc.* (Thrifts & Mortgage Finance)	1,358	74,541
Watts Water Technologies, Inc. - Class A (Machinery)	776	52,302
WD-40 Co. (Household Products)	388	43,010
Westamerica Bancorp (Banks)	776	45,186
Whitestone REIT (Equity Real Estate Investment Trusts)	1,552	20,735
William Lyon Homes* - Class A (Household Durables)	582	16,151
Wingstop, Inc. (Hotels, Restaurants & Leisure)	1,552	52,566
Winnebago Industries, Inc. (Automobiles)	1,552	76,281
WisdomTree Investments, Inc. (Capital Markets)	3,686	40,878
World Wrestling Entertainment, Inc. - Class A (Media)	1,940	51,468
XO Group, Inc.* (Internet Software & Services)	582	11,617
Xperi Corp. (Semiconductors & Semiconductor Equipment)	2,522	58,006
Zumiez, Inc.* (Specialty Retail)	970	17,121
TOTAL COMMON STOCKS (Cost $15,199,059)		19,818,586

TOTAL INVESTMENT SECURITIES (Cost $15,199,059) - 100.0%		$19,818,586
Net other assets (liabilities) - NM		(4,337)

NET ASSETS - 100.0%		$19,814,249

*                         Non-income producing security.

See accompanying notes to schedules of portfolio investments.

Small-Cap Growth ProFund invested in the following industries as of October 31, 2017:

	Value	% of Net Assets
Aerospace & Defense	$299,092	1.5%
Air Freight & Logistics	55,717	0.3%
Airlines	170,371	0.9%
Auto Components	357,926	1.8%
Automobiles	76,281	0.4%
Banks	1,858,661	9.4%
Beverages	43,759	0.2%
Biotechnology	538,342	2.7%
Building Products	761,171	3.8%
Capital Markets	340,685	1.7%
Chemicals	671,529	3.4%
Commercial Services & Supplies	710,255	3.6%
Communications Equipment	384,330	1.9%
Construction & Engineering	34,524	0.2%
Construction Materials	45,512	0.2%
Consumer Finance	65,906	0.3%
Diversified Consumer Services	86,307	0.4%
Diversified Telecommunication Services	233,848	1.2%
Electrical Equipment	53,816	0.3%
Electronic Equipment, Instruments & Components	765,831	3.9%
Energy Equipment & Services	240,950	1.2%
Equity Real Estate Investment Trusts	1,349,354	6.8%
Food & Staples Retailing	47,627	0.2%
Food Products	231,324	1.2%
Gas Utilities	138,394	0.7%
Health Care Equipment & Supplies	1,171,857	5.9%
Health Care Providers & Services	514,979	2.6%
Health Care Technology	211,945	1.1%
Hotels, Restaurants & Leisure	724,691	3.7%
Household Durables	431,910	2.2%
Household Products	129,675	0.7%
Industrial Conglomerates	39,169	0.2%
Insurance	136,615	0.7%
Internet & Direct Marketing Retail	179,516	0.9%
Internet Software & Services	345,811	1.7%
IT Services	200,685	1.0%
Leisure Products	82,720	0.4%
Life Sciences Tools & Services	95,904	0.5%
Machinery	1,053,703	5.3%
Media	51,468	0.3%
Metals & Mining	40,961	0.2%
Mortgage Real Estate Investment Trusts	24,539	0.1%
Multiline Retail	112,607	0.6%
Oil, Gas & Consumable Fuels	219,214	1.1%
Paper & Forest Products	86,450	0.4%
Personal Products	42,176	0.2%
Pharmaceuticals	416,060	2.1%
Professional Services	396,470	2.0%
Real Estate Management & Development	51,053	0.3%
Road & Rail	102,449	0.5%
Semiconductors & Semiconductor Equipment	1,349,451	6.8%
Software	660,822	3.3%
Specialty Retail	455,850	2.3%
Technology Hardware, Storage & Peripherals	55,224	0.3%
Textiles, Apparel & Luxury Goods	95,068	0.5%
Thrifts & Mortgage Finance	533,533	2.7%
Trading Companies & Distributors	86,437	0.4%
Water Utilities	158,062	0.8%
Other**	(4,337)	NM
Total	$19,814,249	100.0%

**                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                 Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Small-Cap Value ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2017 (unaudited)

	Shares	Value
Common Stocks (100.6%)
A. Schulman, Inc. (Chemicals)	910	$35,763
AAR Corp. (Aerospace & Defense)	1,750	68,058
Abaxis, Inc. (Health Care Equipment & Supplies)	490	23,716
Abercrombie & Fitch Co. - Class A (Specialty Retail)	3,710	49,825
ABM Industries, Inc. (Commercial Services & Supplies)	1,610	67,572
Acadia Realty Trust (Equity Real Estate Investment Trusts)	2,590	72,909
Aceto Corp. (Health Care Providers & Services)	1,610	16,213
Acorda Therapeutics, Inc.* (Biotechnology)	2,520	66,969
Actuant Corp. - Class A (Machinery)	1,680	42,840
ADTRAN, Inc. (Communications Equipment)	980	20,678
AdvanSix, Inc.* (Chemicals)	1,680	77,734
Aegion Corp.* (Construction & Engineering)	1,820	42,388
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	1,470	46,423
Aerovironment, Inc.* (Aerospace & Defense)	630	32,231
Agilysys, Inc.* (Electronic Equipment, Instruments & Components)	840	10,307
AK Steel Holding Corp.* (Metals & Mining)	7,560	34,700
Alamo Group, Inc. (Machinery)	210	22,155
Albany International Corp. - Class A (Machinery)	630	38,021
ALLETE, Inc. (Electric Utilities)	2,800	219,380
Almost Family, Inc.* (Health Care Providers & Services)	700	30,975
Amedisys, Inc.* (Health Care Providers & Services)	1,540	74,089
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	4,550	80,945
American Equity Investment Life Holding Co. (Insurance)	4,830	142,533
American Public Education, Inc.* (Diversified Consumer Services)	910	18,200
American States Water Co. (Water Utilities)	1,050	56,438
American Vanguard Corp. (Chemicals)	1,400	31,500
American Woodmark Corp.* (Building Products)	350	33,810
AMERISAFE, Inc. (Insurance)	420	27,174
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	630	11,384
Analogic Corp. (Health Care Equipment & Supplies)	350	28,105
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	1,960	33,261
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	280	15,296
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	1,540	105,798
Apogee Enterprises, Inc. (Building Products)	630	30,070
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	3,850	69,570
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	700	44,555
Applied Optoelectronics, Inc.* (Communications Equipment)	700	28,518
ArcBest Corp. (Road & Rail)	1,400	45,640
Archrock, Inc. (Energy Equipment & Services)	2,170	26,040
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	1,400	19,978
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	2,240	56,112
Asbury Automotive Group, Inc.* (Specialty Retail)	980	60,172
Ascena Retail Group, Inc.* (Specialty Retail)	9,240	17,926
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	1,400	85,890
ATN International, Inc. (Diversified Telecommunication Services)	280	15,201
Avista Corp. (Multi-Utilities)	3,500	182,840
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	420	13,818
AZZ, Inc. (Electrical Equipment)	490	23,422
Banc of California, Inc. (Banks)	2,310	48,626
Bank Mutual Corp. (Thrifts & Mortgage Finance)	980	10,364
Banner Corp. (Banks)	1,820	104,322
Barnes & Noble Education, Inc.* (Specialty Retail)	2,030	11,064
Barnes & Noble, Inc. (Specialty Retail)	3,080	21,560
Barnes Group, Inc. (Machinery)	1,190	77,457
Barracuda Networks, Inc.* (Software)	770	17,949
Bel Fuse, Inc. - Class B (Communications Equipment)	210	6,794
Benchmark Electronics, Inc.* (Electronic Equipment, Instruments & Components)	2,730	84,494
Big 5 Sporting Goods Corp. (Specialty Retail)	1,120	7,112
Biglari Holdings, Inc.* (Hotels, Restaurants & Leisure)	70	25,021
Bill Barrett Corp.* (Oil, Gas & Consumable Fuels)	2,170	10,698
BJ’s Restaurants, Inc.* (Hotels, Restaurants & Leisure)	1,050	33,285
Black Box Corp. (Communications Equipment)	840	2,604
Blucora, Inc.* (Internet Software & Services)	2,450	53,165
Bob Evans Farms, Inc. (Hotels, Restaurants & Leisure)	490	37,823
Boise Cascade Co.* (Paper & Forest Products)	2,100	74,445
Boston Private Financial Holdings, Inc. (Banks)	1,890	30,051
Bottomline Technologies, Inc.* (Software)	980	31,908
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	4,480	130,950
Brady Corp. - Class A (Commercial Services & Supplies)	700	26,635
Briggs & Stratton Corp. (Machinery)	2,310	58,212

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Bristow Group, Inc. (Energy Equipment & Services)	1,750	$16,520
Brookline Bancorp, Inc. (Banks)	1,540	23,716
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	1,890	64,996
CACI International, Inc.* - Class A (IT Services)	1,330	191,187
CalAmp Corp.* (Communications Equipment)	1,120	25,458
Caleres, Inc. (Specialty Retail)	2,310	63,132
Calgon Carbon Corp. (Chemicals)	2,730	59,241
Callaway Golf Co. (Leisure Products)	2,240	32,323
Cal-Maine Foods, Inc.* (Food Products)	1,610	72,450
Cambrex Corp.* (Life Sciences Tools & Services)	560	24,220
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	5,250	46,305
CARBO Ceramics, Inc.* (Energy Equipment & Services)	1,190	9,853
Career Education Corp.* (Diversified Consumer Services)	1,400	14,952
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	1,960	34,672
Cavco Industries, Inc.* (Household Durables)	490	76,881
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)	7,140	55,978
Cedar Realty Trust, Inc. (Equity Real Estate Investment Trusts)	4,270	23,229
Century Aluminum Co.* (Metals & Mining)	2,730	38,220
Chart Industries, Inc.* (Machinery)	840	36,540
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	1,120	24,360
Chemed Corp. (Health Care Providers & Services)	420	93,840
Chesapeake Lodging Trust (Equity Real Estate Investment Trusts)	3,290	91,790
Chico’s FAS, Inc. (Specialty Retail)	3,640	29,084
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	980	18,718
CIRCOR International, Inc. (Machinery)	420	18,459
City Holding Co. (Banks)	420	29,606
Clearwater Paper Corp.* (Paper & Forest Products)	910	41,997
Cloud Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	4,060	17,255
Coca-Cola Bottling Co. (Beverages)	140	31,578
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	1,540	39,732
Columbia Banking System, Inc. (Banks)	1,470	63,960
Comfort Systems USA, Inc. (Construction & Engineering)	2,030	89,929
Community Bank System, Inc. (Banks)	1,190	65,795
Community Health Systems, Inc.* (Health Care Providers & Services)	6,230	36,757
Computer Programs & Systems, Inc. (Health Care Technology)	630	18,995
Comtech Telecommunications Corp. (Communications Equipment)	1,260	27,103
CONMED Corp. (Health Care Equipment & Supplies)	1,330	69,453
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	1,260	24,154
Contango Oil & Gas Co.* (Oil, Gas & Consumable Fuels)	770	3,072
Control4 Corp.* (Electronic Equipment, Instruments & Components)	770	22,677
Cooper-Standard Holding, Inc.* (Auto Components)	840	93,643
Core-Mark Holding Co., Inc. (Distributors)	2,520	85,831
CorVel Corp.* (Health Care Providers & Services)	280	16,800
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	2,170	44,810
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	3,920	39,984
CSG Systems International, Inc. (IT Services)	700	29,638
Cubic Corp. (Aerospace & Defense)	1,330	72,552
CVB Financial Corp. (Banks)	2,310	55,117
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	2,100	21,567
Darling Ingredients, Inc.* (Food Products)	8,960	163,520
Deltic Timber Corp. (Paper & Forest Products)	210	19,448
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	13,160	16,187
Depomed, Inc.* (Pharmaceuticals)	1,540	7,454
DHI Group, Inc.* (Internet Software & Services)	1,610	3,542
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	5,250	57,015
Digi International, Inc.* (Communications Equipment)	1,470	15,288
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	700	15,435
DineEquity, Inc. (Hotels, Restaurants & Leisure)	490	23,329
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	2,100	72,113
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	2,590	54,520
Donnelley Financial Solutions, Inc.* (Capital Markets)	1,820	39,130
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	1,190	15,946
DSW, Inc. - Class A (Specialty Retail)	2,940	56,301
DXP Enterprises, Inc.* (Trading Companies & Distributors)	840	26,939
Echo Global Logistics, Inc.* (Air Freight & Logistics)	1,470	35,354
eHealth, Inc.* (Insurance)	910	23,096
El Paso Electric Co. (Electric Utilities)	2,240	128,800
El Pollo Locco Holdings, Inc.* (Hotels, Restaurants & Leisure)	490	5,635
Electro Scientific Industries, Inc.* (Electronic Equipment, Instruments & Components)	1,820	32,560

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	1,260	$38,884
Emergent BioSolutions, Inc.* (Biotechnology)	1,050	43,040
Employers Holdings, Inc. (Insurance)	1,750	83,475
Encore Capital Group, Inc.* (Consumer Finance)	1,260	58,527
Encore Wire Corp. (Electrical Equipment)	1,120	50,568
Engility Holdings, Inc.* (Aerospace & Defense)	980	32,997
Enova International, Inc.* (Consumer Finance)	1,820	27,027
EnPro Industries, Inc. (Machinery)	560	46,894
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	350	33,460
Era Group, Inc.* (Energy Equipment & Services)	1,120	12,051
Essendant, Inc. (Commercial Services & Supplies)	2,030	19,650
Ethan Allen Interiors, Inc. (Household Durables)	630	18,743
ExlService Holdings, Inc.* (IT Services)	630	39,325
Exponent, Inc. (Professional Services)	490	36,187
Express, Inc.* (Specialty Retail)	4,270	28,908
Exterran Corp.* (Energy Equipment & Services)	1,750	56,473
EZCORP, Inc.* - Class A (Consumer Finance)	2,800	28,700
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	420	21,756
Federal Signal Corp. (Machinery)	3,290	70,242
Fidelity Southern Corp. (Banks)	1,190	26,097
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	1,470	24,329
Financial Engines, Inc. (Capital Markets)	1,190	42,959
First Commonwealth Financial Corp. (Banks)	1,890	27,518
First Financial Bancorp (Banks)	1,190	32,487
First Midwest Bancorp, Inc. (Banks)	2,380	54,954
FirstCash, Inc. (Consumer Finance)	2,590	165,371
Flotek Industries, Inc.* (Chemicals)	1,820	8,954
Forward Air Corp. (Air Freight & Logistics)	560	32,166
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	2,380	18,754
Franklin Electric Co., Inc. (Machinery)	980	44,590
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	2,800	28,000
Fred’s, Inc. - Class A (Multiline Retail)	1,960	8,644
FTD Cos., Inc.* (Internet & Direct Marketing Retail)	910	9,828
FTI Consulting, Inc.* (Professional Services)	2,170	92,767
FutureFuel Corp. (Chemicals)	1,400	21,252
Gannett Co., Inc. (Media)	6,160	53,592
General Cable Corp. (Electrical Equipment)	2,730	57,194
General Communication, Inc.* - Class A (Diversified Telecommunication Services)	1,470	60,108
Genesco, Inc.* (Specialty Retail)	1,050	25,725
Gentherm, Inc.* (Auto Components)	2,030	68,005
Geospace Technologies Corp.* (Energy Equipment & Services)	420	6,308
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	2,240	56,762
Glacier Bancorp, Inc. (Banks)	1,330	50,487
Government Properties Income Trust (Equity Real Estate Investment Trusts)	5,250	95,392
Great Western Bancorp, Inc. (Banks)	1,330	53,985
Green Dot Corp.* - Class A (Consumer Finance)	1,190	67,378
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	2,100	38,640
Greenhill & Co., Inc. (Capital Markets)	840	15,372
Group 1 Automotive, Inc. (Specialty Retail)	1,050	82,498
GUESS?, Inc. (Specialty Retail)	3,290	53,331
Gulf Island Fabrication, Inc. (Energy Equipment & Services)	770	10,126
H.B. Fuller Co. (Chemicals)	2,730	155,256
Haemonetics Corp.* (Health Care Equipment & Supplies)	1,400	66,584
Harmonic, Inc.* (Communications Equipment)	4,410	16,317
Harsco Corp.* (Machinery)	2,310	49,088
Haverty Furniture Cos., Inc. (Specialty Retail)	1,050	25,043
Hawkins, Inc. (Chemicals)	210	8,001
Haynes International, Inc. (Metals & Mining)	700	24,976
HCI Group, Inc. (Insurance)	420	15,733
Healthcare Services Group, Inc. (Commercial Services & Supplies)	1,330	70,344
HealthEquity, Inc.* (Health Care Providers & Services)	1,190	59,762
Heartland Express, Inc. (Road & Rail)	980	20,903
Heidrick & Struggles International, Inc. (Professional Services)	1,050	26,093
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	4,410	30,076
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	910	16,098
HFF, Inc. - Class A (Real Estate Management & Development)	630	27,632
Hibbett Sports, Inc.* (Specialty Retail)	490	6,272
Hillenbrand, Inc. (Machinery)	1,680	66,444
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	1,470	42,703
Hope Bancorp, Inc. (Banks)	7,000	129,149
Horace Mann Educators Corp. (Insurance)	2,240	98,112
Hub Group, Inc.* - Class A (Air Freight & Logistics)	1,820	78,806
Iconix Brand Group, Inc.* (Textiles, Apparel & Luxury Goods)	1,890	3,100
Impax Laboratories, Inc.* (Pharmaceuticals)	4,060	73,689
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,660	26,999
Independent Bank Corp. (Banks)	560	40,376
Infinity Property & Casualty Corp. (Insurance)	630	59,441
Innophos Holdings, Inc. (Chemicals)	280	13,700
Innospec, Inc. (Chemicals)	700	43,295

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Inogen, Inc.* (Health Care Equipment & Supplies)	350	$34,626
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	1,960	88,298
Integer Holdings Corp.* (Health Care Equipment & Supplies)	1,540	74,843
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	1,260	58,943
Inter Parfums, Inc. (Personal Products)	490	22,687
Interactive Brokers Group, Inc. - Class A (Capital Markets)	3,920	211,759
Interface, Inc. (Commercial Services & Supplies)	3,360	76,608
INTL FCStone, Inc.* (Capital Markets)	840	34,868
Invacare Corp. (Health Care Equipment & Supplies)	1,820	28,210
Investment Technology Group, Inc. (Capital Markets)	1,820	42,715
Iridium Communications, Inc.* (Diversified Telecommunication Services)	4,550	54,600
J & J Snack Foods Corp. (Food Products)	350	46,610
J.C. Penney Co., Inc.* (Multiline Retail)	16,940	47,432
John B. Sanfilippo & Son, Inc. (Food Products)	280	16,478
Kaiser Aluminum Corp. (Metals & Mining)	910	90,254
Kaman Corp. - Class A (Trading Companies & Distributors)	1,540	86,147
KapStone Paper & Packaging Corp. (Paper & Forest Products)	4,760	106,909
Kelly Services, Inc. - Class A (Professional Services)	1,680	44,201
KEMET Corp.* (Electronic Equipment, Instruments & Components)	1,050	26,975
Kindred Healthcare, Inc. (Health Care Providers & Services)	4,760	28,798
Kirkland’s, Inc.* (Specialty Retail)	840	9,828
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	4,550	85,040
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	1,820	6,388
Koppers Holdings, Inc.* (Chemicals)	420	20,391
Korn/Ferry International (Professional Services)	3,150	131,764
Kulicke & Soffa Industries, Inc.* (Semiconductors & Semiconductor Equipment)	1,890	42,809
Lannett Co., Inc.* (Pharmaceuticals)	1,610	32,039
La-Z-Boy, Inc. (Household Durables)	2,590	69,801
LHC Group, Inc.* (Health Care Providers & Services)	910	60,797
Lindsay Corp. (Machinery)	280	25,637
Liquidity Services, Inc.* (Internet Software & Services)	1,400	7,980
Lithia Motors, Inc. - Class A (Specialty Retail)	1,330	150,528
LivePerson, Inc.* (Internet Software & Services)	1,680	23,604
LSB Industries, Inc.* (Chemicals)	1,120	8,456
LSC Communications, Inc. (Commercial Services & Supplies)	1,890	30,580
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	700	32,557
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	1,540	47,401
Lumos Networks Corp.* (Diversified Telecommunication Services)	700	12,572
M.D.C. Holdings, Inc. (Household Durables)	2,240	82,970
M/I Homes, Inc.* (Household Durables)	1,400	46,760
Magellan Health, Inc.* (Health Care Providers & Services)	700	59,710
Maiden Holdings, Ltd. (Insurance)	3,850	31,763
ManTech International Corp. - Class A (IT Services)	1,400	64,973
MarineMax, Inc.* (Specialty Retail)	1,330	24,672
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	350	46,067
Marten Transport, Ltd. (Road & Rail)	1,050	20,633
Materion Corp. (Metals & Mining)	1,120	57,512
Matrix Service Co.* (Energy Equipment & Services)	1,470	20,727
Matson, Inc. (Marine)	2,380	64,807
Matthews International Corp. - Class A (Commercial Services & Supplies)	560	35,196
McDermott International, Inc.* (Energy Equipment & Services)	8,680	57,462
Medifast, Inc. (Personal Products)	280	17,472
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	1,190	17,791
Meritage Homes Corp.* (Household Durables)	2,030	98,860
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	910	42,679
MicroStrategy, Inc.* - Class A (Software)	210	27,775
Mobile Mini, Inc. (Commercial Services & Supplies)	1,330	44,023
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	630	28,104
Monotype Imaging Holdings, Inc. (Software)	1,330	30,657
Monro Muffler Brake, Inc. (Specialty Retail)	980	48,363
Moog, Inc.* - Class A (Aerospace & Defense)	1,750	153,579
Motorcar Parts of America, Inc.* (Auto Components)	980	28,332
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	840	23,268
MTS Systems Corp. (Electronic Equipment, Instruments & Components)	910	47,366
Mueller Industries, Inc. (Machinery)	3,150	109,462
Multi-Color Corp. (Commercial Services & Supplies)	280	23,156
Myers Industries, Inc. (Containers & Packaging)	1,190	25,704
Myriad Genetics, Inc.* (Biotechnology)	3,710	127,178
National Presto Industries, Inc. (Aerospace & Defense)	280	32,732
Natus Medical, Inc.* (Health Care Equipment & Supplies)	980	41,552

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Nautilus, Inc.* (Leisure Products)	560	$7,280
NBT Bancorp, Inc. (Banks)	910	34,707
Neenah Paper, Inc. (Paper & Forest Products)	350	30,380
Nektar Therapeutics* (Pharmaceuticals)	3,570	86,000
NETGEAR, Inc.* (Communications Equipment)	770	35,920
New Media Investment Group, Inc. (Media)	2,870	45,834
Newpark Resources, Inc.* (Energy Equipment & Services)	4,690	41,038
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	770	11,204
Noble Corp. PLC* (Energy Equipment & Services)	13,300	55,328
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	2,170	36,608
Northwest Natural Gas Co. (Gas Utilities)	1,540	102,179
OFG Bancorp (Banks)	2,380	21,182
Oil States International, Inc.* (Energy Equipment & Services)	2,800	64,539
Old National Bancorp (Banks)	7,350	133,769
Olympic Steel, Inc. (Metals & Mining)	490	9,251
On Assignment, Inc.* (Professional Services)	1,330	81,422
Opus Bank* (Banks)	980	25,382
Oritani Financial Corp. (Thrifts & Mortgage Finance)	1,050	17,798
Orthofix International N.V.* (Health Care Equipment & Supplies)	630	33,850
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	980	86,612
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	490	31,654
P.H. Glatfelter Co. (Paper & Forest Products)	2,380	49,885
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	1,400	29,386
Park Electrochemical Corp. (Electronic Equipment, Instruments & Components)	1,050	19,824
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,540	78,433
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	4,550	118,710
Pennsylvania Real Estate Investment Trust (Equity Real Estate Investment Trusts)	2,170	21,092
Perficient, Inc.* (IT Services)	1,890	36,761
Perry Ellis International, Inc.* (Textiles, Apparel & Luxury Goods)	700	16,303
PetMed Express, Inc. (Internet & Direct Marketing Retail)	420	14,851
PharMerica Corp.* (Health Care Providers & Services)	1,680	49,224
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	630	23,720
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	2,870	27,839
Pioneer Energy Services Corp.* (Energy Equipment & Services)	2,450	4,655
Plexus Corp.* (Electronic Equipment, Instruments & Components)	1,820	111,803
Powell Industries, Inc. (Electrical Equipment)	490	14,200
PRA Group, Inc.* (Consumer Finance)	2,450	68,355
ProAssurance Corp. (Insurance)	2,940	164,787
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	1,540	41,887
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	350	46,316
Quality Systems, Inc.* (Health Care Technology)	2,520	35,456
QuinStreet, Inc.* (Internet Software & Services)	1,960	17,444
Quorum Health Corp.* (Health Care Providers & Services)	1,540	8,809
R. R. Donnelley & Sons Co. (Commercial Services & Supplies)	3,780	34,776
Ramco-Gershenson Properties Trust (Equity Real Estate Investment Trusts)	980	12,377
Raven Industries, Inc. (Industrial Conglomerates)	840	28,266
Rayonier Advanced Materials, Inc. (Chemicals)	2,380	34,201
RE/MAX Holdings, Inc. (Real Estate Management & Development)	980	65,170
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	700	47,880
Regis Corp.* (Diversified Consumer Services)	1,890	28,218
Rent-A-Center, Inc. (Specialty Retail)	2,870	28,528
Resources Connection, Inc. (Professional Services)	1,540	24,255
Restoration Hardware, Inc.* (Specialty Retail)	1,050	94,415
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	1,960	35,241
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	140	12,345
RLI Corp. (Insurance)	1,050	62,045
Roadrunner Transportation Systems, Inc.* (Road & Rail)	1,680	14,784
Rogers Corp.* (Electronic Equipment, Instruments & Components)	280	42,582
Ruby Tuesday, Inc.* (Hotels, Restaurants & Leisure)	3,290	7,797
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	840	17,724
S&T Bancorp, Inc. (Banks)	1,890	77,282
Safety Insurance Group, Inc. (Insurance)	840	69,048
Saia, Inc.* (Road & Rail)	560	36,288
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	4,130	135,153
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	210	12,835
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	1,400	60,130
Scholastic Corp. (Media)	1,540	56,888
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	1,680	70,946

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
SEACOR Holdings, Inc.* (Energy Equipment & Services)	910	$42,952
Select Comfort Corp.* (Specialty Retail)	980	31,850
Select Medical Holdings Corp.* (Health Care Providers & Services)	5,810	111,261
Selective Insurance Group, Inc. (Insurance)	3,150	187,739
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	1,330	54,597
Seneca Foods Corp.* - Class A (Food Products)	350	12,600
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	280	10,629
Shoe Carnival, Inc. (Specialty Retail)	630	11,825
Simmons First National Corp. - Class A (Banks)	980	56,546
SkyWest, Inc. (Airlines)	2,800	131,880
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	1,890	62,087
Sonic Automotive, Inc. - Class A (Specialty Retail)	1,400	27,790
Sonic Corp. (Hotels, Restaurants & Leisure)	910	23,114
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	4,130	80,907
Spire, Inc. (Gas Utilities)	2,660	210,007
Spok Holdings, Inc. (Wireless Telecommunication Services)	1,120	18,984
SPX Corp.* (Machinery)	2,310	67,660
SPX FLOW, Inc.* (Machinery)	2,310	95,240
SRC Energy, Inc.* (Oil, Gas & Consumable Fuels)	5,880	56,095
Standard Motor Products, Inc. (Auto Components)	1,120	48,910
Standex International Corp. (Machinery)	700	72,485
Stepan Co. (Chemicals)	420	33,541
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	1,120	43,680
Stewart Information Services Corp. (Insurance)	1,260	47,804
Strayer Education, Inc. (Diversified Consumer Services)	280	26,244
Sturm, Ruger & Co., Inc. (Leisure Products)	980	48,559
SunCoke Energy, Inc.* (Metals & Mining)	3,500	38,815
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	980	19,502
Superior Industries International, Inc. (Auto Components)	1,260	19,593
SUPERVALU, Inc.* (Food & Staples Retailing)	2,100	34,209
Sykes Enterprises, Inc.* (IT Services)	2,170	62,800
Tailored Brands, Inc. (Specialty Retail)	1,400	21,630
Team, Inc.* (Commercial Services & Supplies)	1,610	19,803
TeleTech Holdings, Inc. (IT Services)	770	32,071
Tennant Co. (Machinery)	350	24,273
Tesco Corp.* (Energy Equipment & Services)	1,680	6,468
TETRA Technologies, Inc.* (Energy Equipment & Services)	4,200	11,928
The Andersons, Inc. (Food & Staples Retailing)	1,400	52,430
The Buckle, Inc. (Specialty Retail)	1,540	25,333
The Cato Corp. - Class A (Specialty Retail)	1,260	16,204
The E.W. Scripps Co.* - Class A (Media)	3,010	52,193
The Ensign Group, Inc. (Health Care Providers & Services)	1,260	29,081
The Finish Line, Inc. - Class A (Specialty Retail)	2,170	20,116
The Greenbrier Cos., Inc. (Machinery)	1,540	80,387
The Medicines Co.* (Pharmaceuticals)	2,170	62,366
The Navigators Group, Inc. (Insurance)	1,190	69,020
The Providence Service Corp.* (Health Care Providers & Services)	630	35,028
Third Point Reinsurance, Ltd.* (Insurance)	3,500	58,450
Time, Inc. (Media)	5,390	62,524
TimkenSteel Corp.* (Metals & Mining)	2,100	29,400
Titan International, Inc. (Machinery)	2,730	26,590
Tivity Health, Inc.* (Health Care Providers & Services)	910	42,088
Tredegar Corp. (Chemicals)	1,400	27,090
Triumph Group, Inc. (Aerospace & Defense)	2,730	84,766
TrueBlue, Inc.* (Professional Services)	2,310	62,601
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	2,240	20,552
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	910	34,626
UniFirst Corp. (Commercial Services & Supplies)	350	55,125
Unit Corp.* (Energy Equipment & Services)	1,750	32,760
United Fire Group, Inc. (Insurance)	1,190	54,847
United Insurance Holdings Corp. (Insurance)	1,120	17,629
Universal Corp. (Tobacco)	1,400	80,290
Universal Forest Products, Inc. (Building Products)	560	63,224
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	210	15,374
US Concrete, Inc.* (Construction Materials)	280	21,896
VASCO Data Security International, Inc.* (Software)	910	12,376
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	1,330	24,007
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	1,050	7,560
Veritiv Corp.* (Trading Companies & Distributors)	630	20,255
Viavi Solutions, Inc.* (Communications Equipment)	12,390	114,978
Virtus Investment Partners, Inc. (Capital Markets)	420	48,888
Virtusa Corp.* (IT Services)	1,470	56,095
Vista Outdoor, Inc.* (Leisure Products)	1,750	36,593
Vitamin Shoppe, Inc.* (Specialty Retail)	1,330	6,118
Vonage Holdings Corp.* (Diversified Telecommunication Services)	6,650	54,065
Wabash National Corp. (Machinery)	3,220	72,450

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	4,550	$85,040
Watts Water Technologies, Inc. - Class A (Machinery)	700	47,180
WD-40 Co. (Household Products)	280	31,038
Westamerica Bancorp (Banks)	560	32,609
Whitestone REIT (Equity Real Estate Investment Trusts)	490	6,546
William Lyon Homes* - Class A (Household Durables)	700	19,425
WisdomTree Investments, Inc. (Capital Markets)	2,310	25,618
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	5,250	143,324
World Acceptance Corp.* (Consumer Finance)	350	30,625
XO Group, Inc.* (Internet Software & Services)	630	12,575
TOTAL COMMON STOCKS (Cost $16,612,229)		20,543,616

TOTAL INVESTMENT SECURITIES (Cost $16,612,229) - 100.6%		20,543,616
Net other assets (liabilities) - (0.6)%		(132,583)

NET ASSETS - 100.0%		$20,411,033

*                         Non-income producing security.

See accompanying notes to schedules of portfolio investments.

Small-Cap Value ProFund invested in the following industries as of October 31, 2017:

	Value	% of Net Assets
Aerospace & Defense	$523,338	2.6%
Air Freight & Logistics	232,216	1.1%
Airlines	131,880	0.6%
Auto Components	339,428	1.7%
Banks	1,217,723	5.9%
Beverages	31,578	0.2%
Biotechnology	318,094	1.6%
Building Products	127,104	0.6%
Capital Markets	546,349	2.7%
Chemicals	578,374	2.8%
Commercial Services & Supplies	503,468	2.5%
Communications Equipment	293,658	1.4%
Construction & Engineering	132,317	0.6%
Construction Materials	21,896	0.1%
Consumer Finance	445,983	2.2%
Containers & Packaging	25,704	0.1%
Distributors	85,831	0.4%
Diversified Consumer Services	87,614	0.4%
Diversified Telecommunication Services	239,418	1.2%
Electric Utilities	348,180	1.7%
Electrical Equipment	145,384	0.7%
Electronic Equipment, Instruments & Components	994,040	4.9%
Energy Equipment & Services	505,304	2.5%
Equity Real Estate Investment Trusts	779,127	3.8%
Food & Staples Retailing	86,639	0.4%
Food Products	311,658	1.5%
Gas Utilities	312,186	1.5%
Health Care Equipment & Supplies	526,230	2.6%
Health Care Providers & Services	807,752	4.0%
Health Care Technology	54,451	0.3%
Hotels, Restaurants & Leisure	580,397	2.8%
Household Durables	413,440	2.0%
Household Products	31,038	0.2%
Industrial Conglomerates	28,266	0.1%
Insurance	1,212,695	5.9%
Internet & Direct Marketing Retail	24,679	0.1%
Internet Software & Services	118,310	0.6%
IT Services	512,850	2.5%
Leisure Products	124,755	0.6%
Life Sciences Tools & Services	24,220	0.1%
Machinery	1,192,307	5.8%
Marine	64,807	0.3%
Media	271,031	1.3%
Metals & Mining	323,128	1.6%
Mortgage Real Estate Investment Trusts	171,987	0.8%
Multiline Retail	56,076	0.3%
Multi-Utilities	182,840	0.9%
Oil, Gas & Consumable Fuels	296,783	1.5%
Paper & Forest Products	394,010	1.9%
Personal Products	40,159	0.2%
Pharmaceuticals	296,652	1.5%
Professional Services	499,290	2.4%
Real Estate Management & Development	92,802	0.5%
Road & Rail	138,248	0.7%
Semiconductors & Semiconductor Equipment	424,332	2.1%
Software	120,665	0.6%
Specialty Retail	1,102,555	5.4%
Technology Hardware, Storage & Peripherals	103,196	0.5%
Textiles, Apparel & Luxury Goods	419,015	2.1%
Thrifts & Mortgage Finance	196,551	1.0%
Tobacco	80,290	0.4%
Trading Companies & Distributors	177,896	0.9%
Water Utilities	56,438	0.3%
Wireless Telecommunication Services	18,984	0.1%
Other**	(132,583)	(0.6)%
Total	$20,411,033	100.0%

**                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Technology UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2017 (unaudited)

	Shares	Value
Common Stocks (72.6%)
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	942	$11,662
ACI Worldwide, Inc.* (Software)	974	23,454
Adobe Systems, Inc.* (Software)	4,156	727,965
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	6,763	74,292
Akamai Technologies, Inc.* (Internet Software & Services)	1,420	74,195
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	1,537	20,719
Alphabet, Inc.* - Class A (Internet Software & Services)	2,508	2,590,864
Alphabet, Inc.* - Class C (Internet Software & Services)	2,536	2,578,199
Amdocs, Ltd. (IT Services)	1,235	80,399
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	3,074	280,656
ANSYS, Inc.* (Software)	728	99,525
Apple, Inc. (Technology Hardware, Storage & Peripherals)	43,368	7,330,926
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	8,951	505,105
Arista Networks, Inc.* (Communications Equipment)	344	68,762
ARRIS International PLC* (Communications Equipment)	1,458	41,553
Aspen Technology, Inc.* (Software)	591	38,131
athenahealth, Inc.* (Health Care Technology)	296	37,852
Autodesk, Inc.* (Software)	1,824	227,927
Blackbaud, Inc. (Software)	356	36,063
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	3,412	900,461
Brocade Communications Systems, Inc. (Communications Equipment)	3,465	40,367
CA, Inc. (Software)	2,641	85,516
CACI International, Inc.* - Class A (IT Services)	181	26,019
Cadence Design Systems, Inc.* (Software)	2,376	102,548
Cars.com, Inc.* (Internet Software & Services)	581	13,839
Cavium, Inc.* (Semiconductors & Semiconductor Equipment)	559	38,565
CDK Global, Inc. (Software)	1,126	71,569
CDW Corp. (Electronic Equipment, Instruments & Components)	1,297	90,790
CenturyLink, Inc. (Diversified Telecommunication Services)	8,149	154,749
Cerner Corp.* (Health Care Technology)	2,634	177,848
Ciena Corp.* (Communications Equipment)	1,200	25,524
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	523	29,288
Cisco Systems, Inc. (Communications Equipment)	41,944	1,432,387
Citrix Systems, Inc.* (Software)	1,217	100,536
Cognizant Technology Solutions Corp. (IT Services)	4,976	376,534
CommScope Holding Co., Inc.* (Communications Equipment)	1,630	52,388
CommVault Systems, Inc.* (Software)	314	16,344
Corning, Inc. (Electronic Equipment, Instruments & Components)	7,591	237,674
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	824	29,417
CSRA, Inc. (IT Services)	1,361	43,538
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	2,814	44,630
Dell Technologies, Inc.* - Class V (Software)	1,705	141,123
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	609	11,754
DST Systems, Inc. (IT Services)	498	29,193
DXC Technology Co. (IT Services)	2,409	220,472
Dycom Industries, Inc.* (Construction & Engineering)	230	20,201
eBay, Inc.* (Internet Software & Services)	8,375	315,235
EchoStar Corp.* (Communications Equipment)	356	19,918
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	344	10,616
Ellie Mae, Inc.* (Software)	255	22,937
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	1,201	39,333
EPAM Systems, Inc.* (IT Services)	369	33,634
F5 Networks, Inc.* (Communications Equipment)	521	63,182
Facebook, Inc.* - Class A (Internet Software & Services)	19,911	3,585,175
Fair Isaac Corp. (Software)	227	32,951
Finisar Corp.* (Communications Equipment)	944	22,222
FireEye, Inc.* (Software)	1,432	24,229
Fortinet, Inc.* (Software)	1,270	50,051
Garmin, Ltd. (Household Durables)	922	52,194
Gartner, Inc.* (IT Services)	771	96,614
GrubHub, Inc.* (Internet Software & Services)	740	45,155
Guidewire Software, Inc.* (Software)	601	48,068
Harris Corp. (Communications Equipment)	987	137,508
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	13,770	191,678
HP, Inc. (Technology Hardware, Storage & Peripherals)	14,024	302,217
IAC/InterActiveCorp* (Internet Software & Services)	598	77,172
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,138	35,358
Intel Corp. (Semiconductors & Semiconductor Equipment)	39,414	1,792,942
InterDigital, Inc. (Communications Equipment)	257	18,851
International Business Machines Corp. (IT Services)	7,271	1,120,169
Intuit, Inc. (Software)	2,053	310,044
j2 Global, Inc. (Internet Software & Services)	358	26,542

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Juniper Networks, Inc. (Communications Equipment)	3,167	$78,637
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	1,312	142,864
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,354	282,404
Leidos Holdings, Inc. (IT Services)	1,203	75,212
LogMeIn, Inc. (Internet Software & Services)	440	53,262
Lumentum Holdings, Inc.* (Communications Equipment)	506	31,954
Manhattan Associates, Inc.* (Software)	561	23,483
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	3,684	68,043
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	2,390	125,571
Medidata Solutions, Inc.* (Health Care Technology)	483	36,336
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,974	187,135
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	9,354	414,476
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	956	51,022
Microsoft Corp. (Software)	64,615	5,374,675
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	452	49,110
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	282	34,311
Motorola Solutions, Inc. (Communications Equipment)	1,355	122,682
NCR Corp.* (Technology Hardware, Storage & Peripherals)	1,000	32,090
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	2,249	99,901
NetScout Systems, Inc.* (Communications Equipment)	764	21,698
Nuance Communications, Inc.* (Software)	2,218	32,693
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	5,045	1,043,356
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	3,524	75,132
Oracle Corp. (Software)	25,323	1,288,941
Palo Alto Networks, Inc.* (Communications Equipment)	780	114,816
Pandora Media, Inc.* (Internet Software & Services)	2,050	14,986
Paycom Software, Inc.* (Software)	362	29,756
Pitney Bowes, Inc. (Commercial Services & Supplies)	1,584	21,764
Plantronics, Inc. (Communications Equipment)	249	11,295
Proofpoint, Inc.* (Software)	329	30,403
PTC, Inc.* (Software)	957	63,593
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	1,093	82,860
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	12,396	632,320
Red Hat, Inc.* (Software)	1,465	177,016
Salesforce.com, Inc.* (Software)	5,708	584,157
Science Applications International Corp. (IT Services)	324	23,762
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	2,433	89,948
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	541	22,208
ServiceNow, Inc.* (Software)	1,409	178,055
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	315	29,894
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,561	177,735
Splunk, Inc.* (Software)	1,175	79,078
SS&C Technologies Holdings, Inc. (Software)	1,428	57,406
Symantec Corp. (Software)	5,153	167,473
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	249	9,243
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	216	29,134
Synopsys, Inc.* (Software)	1,263	109,275
Tableau Software, Inc.* - Class A (Software)	515	41,761
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	257	23,842
Teradata Corp.* (IT Services)	1,033	34,554
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	1,666	71,455
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	8,285	801,077
The Ultimate Software Group, Inc.* (Software)	210	42,544
Twitter, Inc.* (Internet Software & Services)	5,406	111,472
Tyler Technologies, Inc.* (Software)	257	45,564
Vantiv, Inc.* (IT Services)	1,354	94,780
Veeva Systems, Inc.* - Class A (Health Care Technology)	948	57,771
Verint Systems, Inc.* (Software)	514	21,691
VeriSign, Inc.* (Internet Software & Services)	737	79,242
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	906	38,124
ViaSat, Inc.* (Communications Equipment)	450	29,295
Viavi Solutions, Inc.* (Communications Equipment)	1,887	17,511
VMware, Inc.* - Class A (Software)	586	70,138
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	2,485	221,836
Workday, Inc.* - Class A (Software)	1,121	124,420
Xerox Corp. (Technology Hardware, Storage & Peripherals)	1,781	53,982
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	2,092	154,159
Zayo Group Holdings, Inc.* (Diversified Telecommunication Services)	1,565	56,434

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Zillow Group, Inc.* - Class A (Internet Software & Services)	347	$14,335
Zillow Group, Inc.* - Class C (Internet Software & Services)	878	36,244
TOTAL COMMON STOCKS (Cost $27,873,641)		42,558,914

	Principal Amount	Value
Repurchase Agreements(a)(b) (23.2%)
Repurchase Agreements with various counterparties, rates 0.93%-1.03%, dated 10/31/17, due 11/1/17, total to be received $13,615,370	$13,615,000	$13,615,000
TOTAL REPURCHASE AGREEMENTS (Cost $13,615,000)		13,615,000

TOTAL INVESTMENT SECURITIES (Cost $41,488,641) - 95.8%		56,173,914
Net other assets (liabilities) - 4.2%		2,477,609

NET ASSETS - 100.0%		$58,651,523

*	Non-income producing security.
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2017, the aggregate amount held in a segregated account was $6,229,000.

See accompanying notes to schedules of portfolio investments.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
Dow Jones U.S. Technology Index	Goldman Sachs International	11/24/17	1.70%	$22,729,286	$23,517,939	$783,952
Dow Jones U.S. Technology Index	UBS AG	11/24/17	1.55%	21,111,341	21,894,066	778,682
				$43,840,627	$45,412,005	$1,562,634

(1)	Agreements may be terminated at will by either party without penalty.
(2)

Reflects the floating financing rate, as of October 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

Technology UltraSector ProFund invested in the following industries as of October 31, 2017:

	Value	% of Net Assets
Commercial Services & Supplies	$21,764	NM
Communications Equipment	2,350,550	4.0%
Construction & Engineering	20,201	NM
Diversified Telecommunication Services	211,183	0.4%
Electronic Equipment, Instruments & Components	381,440	0.7%
Health Care Technology	330,526	0.6%
Household Durables	52,194	0.1%
Internet Software & Services	9,615,917	16.4%
IT Services	2,254,880	3.8%
Semiconductors & Semiconductor Equipment	8,262,546	14.1%
Software	10,701,103	18.3%
Technology Hardware, Storage & Peripherals	8,356,610	14.2%
Other**	16,092,609	27.4%
Total	$58,651,523	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Telecommunications UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2017 (unaudited)

	Shares	Value
Common Stocks (50.6%)
AT&T, Inc. (Diversified Telecommunication Services)	19,343	$650,893
Sprint Corp.* (Wireless Telecommunication Services)	2,153	14,081
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	284	8,279
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	922	55,107
Verizon Communications, Inc. (Diversified Telecommunication Services)	12,843	614,794
TOTAL COMMON STOCKS (Cost $862,632)		1,343,154

	Principal Amount	Value
Repurchase Agreements(a)(b) (26.1%)
Repurchase Agreements with various counterparties, rates 0.93%-1.03%, dated 10/31/17, due 11/1/17, total to be received $692,019	$692,000	$692,000
TOTAL REPURCHASE AGREEMENTS (Cost $692,000)		692,000

TOTAL INVESTMENT SECURITIES (Cost $1,554,632) - 76.7%		2,035,154
Net other assets (liabilities) - 23.3%		617,933

NET ASSETS - 100.0%		$2,653,087

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2017, the aggregate amount held in a segregated account was $553,000.

See accompanying notes to schedules of portfolio investments.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
Dow Jones U.S. Telecommunications Index	Goldman Sachs International	11/24/17	1.70%	$1,610,415	$1,575,667	$(35,124)
Dow Jones U.S. Telecommunications Index	UBS AG	11/24/17	1.55%	1,091,862	1,054,725	(37,514)
				$2,702,277	$2,630,392	$(72,638)

(1)                   Agreements may be terminated at will by either party without penalty.

(2)                   Reflects the floating financing rate, as of October 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

Telecommunications UltraSector ProFund invested in the following industries as of October 31, 2017:

	Value	% of Net Assets
Diversified Telecommunication Services	$1,265,687	47.7%
Wireless Telecommunication Services	77,467	2.9%
Other**	1,309,933	49.4%
Total	$2,653,087	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

U.S. Government Plus ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2017 (unaudited)

	Principal Amount	Value
U.S. Treasury Obligation (28.8%)
U.S. Treasury Bonds, 2.75%, 8/15/47	$6,020,000	$5,865,267
TOTAL U.S. TREASURY OBLIGATION (Cost $5,907,623)		5,865,267

Repurchase Agreements(a)(b) (51.4%)
Repurchase Agreements with various counterparties, rates 0.93%-1.03%, dated 10/31/17, due 11/1/17, total to be received $10,475,284	10,475,000	10,475,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,475,000)		10,475,000

TOTAL INVESTMENT SECURITIES (Cost $16,382,623) - 80.2%		16,340,267
Net other assets (liabilities) - 19.8%		4,041,570

NET ASSETS - 100.0%		$20,381,837

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2017, the aggregate amount held in a segregated account was $144,000.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
30-Year U.S. Treasury Bond, 2.75% due on 08/15/47	Citibank North America	11/6/17	1.25%	$16,944,016	$17,050,195	$187,685
30-Year U.S. Treasury Bond, 2.75% due on 08/15/47	Societe’ Generale	11/6/17	1.31%	2,432,923	2,435,742	15,423
				$19,376,939	$19,485,937	$203,108

(1)                   Agreements may be terminated at will by either party without penalty.

(2)                   Reflects the floating financing rate, as of October 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

UltraBear ProFund  :: Schedule of Portfolio Investments :: October 31, 2017 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (104.1%)
Repurchase Agreements with various counterparties, rates 0.93%-1.03%, dated 10/31/17, due 11/1/17, total to be received $12,075,328	$12,075,000	$12,075,000
TOTAL REPURCHASE AGREEMENTS (Cost $12,075,000)		12,075,000

TOTAL INVESTMENT SECURITIES (Cost $12,075,000) - 104.1%		12,075,000
Net other assets (liabilities) - (4.1)%		(474,448)

NET ASSETS - 100.0%		$11,600,552

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2017, the aggregate amount held in a segregated account was $3,900,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	15	12/18/17	$(1,845,683)	$(1,929,000)	$(83,317)

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	11/27/17	(1.55)%	$(9,252,554)	$(9,231,726)	$21,410
S&P 500	UBS AG	11/27/17	(1.25)%	(12,064,484)	(12,032,410)	32,489
				$(21,317,038)	$(21,264,136)	$53,899

(1)                   Agreements may be terminated at will by either party without penalty.

(2)                   Reflects the floating financing rate, as of October 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

UltraBull ProFund  :: Schedule of Portfolio Investments :: October 31, 2017 (unaudited)

	Shares	Value
Common Stocks (59.4%)
3M Co. (Industrial Conglomerates)	2,400	$552,456
A.O. Smith Corp. (Building Products)	600	35,520
Abbott Laboratories (Health Care Equipment & Supplies)	7,050	382,321
AbbVie, Inc. (Biotechnology)	6,450	582,113
Accenture PLC - Class A (IT Services)	2,500	355,900
Activision Blizzard, Inc. (Software)	3,050	199,745
Acuity Brands, Inc. (Electrical Equipment)	150	25,080
Adobe Systems, Inc.* (Software)	2,000	350,320
Advance Auto Parts, Inc. (Specialty Retail)	300	24,522
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	3,250	35,701
Aetna, Inc. (Health Care Providers & Services)	1,350	229,540
Affiliated Managers Group, Inc. (Capital Markets)	250	46,625
Aflac, Inc. (Insurance)	1,600	134,224
Agilent Technologies, Inc. (Life Sciences Tools & Services)	1,300	88,439
Air Products & Chemicals, Inc. (Chemicals)	900	143,487
Akamai Technologies, Inc.* (Internet Software & Services)	700	36,575
Alaska Air Group, Inc. (Airlines)	500	33,015
Albemarle Corp. (Chemicals)	450	63,401
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	400	49,584
Alexion Pharmaceuticals, Inc.* (Biotechnology)	900	107,694
Align Technology, Inc.* (Health Care Equipment & Supplies)	300	71,694
Allegion PLC (Building Products)	400	33,356
Allergan PLC (Pharmaceuticals)	1,350	239,261
Alliance Data Systems Corp. (IT Services)	200	44,746
Alliant Energy Corp. (Electric Utilities)	950	41,097
Alphabet, Inc.* - Class A (Internet Software & Services)	1,200	1,239,648
Alphabet, Inc.* - Class C (Internet Software & Services)	1,250	1,270,800
Altria Group, Inc. (Tobacco)	7,800	500,916
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	1,600	1,768,447
Ameren Corp. (Multi-Utilities)	1,000	61,990
American Airlines Group, Inc. (Airlines)	1,750	81,935
American Electric Power Co., Inc. (Electric Utilities)	2,000	148,820
American Express Co. (Consumer Finance)	3,000	286,560
American International Group, Inc. (Insurance)	3,650	235,826
American Tower Corp. (Equity Real Estate Investment Trusts)	1,750	251,422
American Water Works Co., Inc. (Water Utilities)	700	61,432
Ameriprise Financial, Inc. (Capital Markets)	600	93,924
AmerisourceBergen Corp. (Health Care Providers & Services)	650	50,018
AMETEK, Inc. (Electrical Equipment)	950	64,116
Amgen, Inc. (Biotechnology)	2,950	516,899
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	1,250	108,750
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	2,300	113,551
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,500	136,950
Andeavor (Oil, Gas & Consumable Fuels)	600	63,744
ANSYS, Inc.* (Software)	350	47,849
Anthem, Inc. (Health Care Providers & Services)	1,050	219,671
Aon PLC (Insurance)	1,050	150,602
Apache Corp. (Oil, Gas & Consumable Fuels)	1,550	64,124
Apartment Investment & Management Co. - Class A (Equity Real Estate Investment Trusts)	650	28,587
Apple, Inc. (Technology Hardware, Storage & Peripherals)	21,000	3,549,839
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	4,350	245,471
Archer-Daniels-Midland Co. (Food Products)	2,300	94,001
Arconic, Inc. (Aerospace & Defense)	1,600	40,192
Arthur J. Gallagher & Co. (Insurance)	750	47,498
Assurant, Inc. (Insurance)	200	20,130
AT&T, Inc. (Diversified Telecommunication Services)	24,950	839,567
Autodesk, Inc.* (Software)	900	112,464
Automatic Data Processing, Inc. (IT Services)	1,800	209,268
AutoZone, Inc.* (Specialty Retail)	100	58,950
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	550	99,732
Avery Dennison Corp. (Containers & Packaging)	350	37,160
Baker Hughes a GE Co. - Class A (Energy Equipment & Services)	1,750	55,003
Ball Corp. (Containers & Packaging)	1,450	62,249
Bank of America Corp. (Banks)	39,850	1,091,491
Bard (C.R.), Inc. (Health Care Equipment & Supplies)	300	98,121
Baxter International, Inc. (Health Care Equipment & Supplies)	2,050	132,164
BB&T Corp. (Banks)	3,300	162,492
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	900	187,803
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	7,800	1,458,132
Best Buy Co., Inc. (Specialty Retail)	1,100	61,578
Biogen, Inc.* (Biotechnology)	850	264,911
BlackRock, Inc. - Class A (Capital Markets)	500	235,415
BorgWarner, Inc. (Auto Components)	800	42,176
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	650	78,767
Boston Scientific Corp.* (Health Care Equipment & Supplies)	5,550	156,177
Brighthouse Financial, Inc.* (Insurance)	400	24,872
Bristol-Myers Squibb Co. (Pharmaceuticals)	6,650	410,039
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	1,650	435,452
Brown-Forman Corp. - Class B (Beverages)	800	45,616
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	550	43,192
CA, Inc. (Software)	1,300	42,094
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	1,900	52,630

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Cadence Design Systems, Inc.* (Software)	1,150	$49,634
Campbell Soup Co. (Food Products)	800	37,896
Capital One Financial Corp. (Consumer Finance)	1,950	179,751
Cardinal Health, Inc. (Health Care Providers & Services)	1,300	80,470
CarMax, Inc.* (Specialty Retail)	750	56,325
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	1,650	109,544
Caterpillar, Inc. (Machinery)	2,400	325,919
CBOE Holdings, Inc. (Capital Markets)	450	50,877
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	1,200	47,184
CBS Corp. - Class B (Media)	1,500	84,180
Celgene Corp.* (Biotechnology)	3,200	323,104
Centene Corp.* (Health Care Providers & Services)	700	65,569
CenterPoint Energy, Inc. (Multi-Utilities)	1,750	51,765
CenturyLink, Inc. (Diversified Telecommunication Services)	3,950	75,011
Cerner Corp.* (Health Care Technology)	1,300	87,776
CF Industries Holdings, Inc. (Chemicals)	950	36,081
Charter Communications, Inc.* - Class A (Media)	800	267,335
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	3,700	14,430
Chevron Corp. (Oil, Gas & Consumable Fuels)	7,700	892,352
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	100	27,190
Chubb, Ltd. (Insurance)	1,900	286,557
Church & Dwight Co., Inc. (Household Products)	1,000	45,170
Cigna Corp. (Health Care Providers & Services)	1,000	197,220
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	400	46,772
Cincinnati Financial Corp. (Insurance)	600	42,102
Cintas Corp. (Commercial Services & Supplies)	350	52,164
Cisco Systems, Inc. (Communications Equipment)	20,300	693,244
Citigroup, Inc. (Banks)	11,050	812,175
Citizens Financial Group, Inc. (Banks)	2,050	77,921
Citrix Systems, Inc.* (Software)	600	49,566
CME Group, Inc. (Capital Markets)	1,400	192,038
CMS Energy Corp. (Multi-Utilities)	1,150	55,626
Cognizant Technology Solutions Corp. (IT Services)	2,400	181,608
Colgate-Palmolive Co. (Household Products)	3,600	253,620
Comcast Corp. - Class A (Media)	19,100	688,172
Comerica, Inc. (Banks)	700	54,999
ConAgra Foods, Inc. (Food Products)	1,700	58,072
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	600	80,526
ConocoPhillips (Oil, Gas & Consumable Fuels)	4,950	253,193
Consolidated Edison, Inc. (Multi-Utilities)	1,250	107,563
Constellation Brands, Inc. - Class A (Beverages)	700	153,363
Corning, Inc. (Electronic Equipment, Instruments & Components)	3,650	114,282
Costco Wholesale Corp. (Food & Staples Retailing)	1,800	289,944
Coty, Inc. (Personal Products)	1,900	29,260
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	1,650	176,681
CSRA, Inc. (IT Services)	650	20,794
CSX Corp. (Road & Rail)	3,700	186,591
Cummins, Inc. (Machinery)	650	114,972
CVS Health Corp. (Food & Staples Retailing)	4,150	284,400
D.R. Horton, Inc. (Household Durables)	1,400	61,894
Danaher Corp. (Health Care Equipment & Supplies)	2,500	230,674
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	500	41,135
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	600	36,444
Deere & Co. (Machinery)	1,300	172,743
Delphi Automotive PLC (Auto Components)	1,100	109,318
Delta Air Lines, Inc. (Airlines)	2,700	135,081
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	950	58,017
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	2,150	79,335
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	850	100,674
Discover Financial Services (Consumer Finance)	1,500	99,795
Discovery Communications, Inc.* - Class A (Media)	650	12,272
Discovery Communications, Inc.* - Class C (Media)	850	15,139
Dish Network Corp.* - Class A (Media)	900	43,686
Dollar General Corp. (Multiline Retail)	1,050	84,882
Dollar Tree, Inc.* (Multiline Retail)	950	86,688
Dominion Resources, Inc. (Multi-Utilities)	2,600	210,963
Dover Corp. (Machinery)	650	62,069
DowDuPont, Inc.* (Chemicals)	9,500	686,944
Dr. Pepper Snapple Group, Inc. (Beverages)	750	64,245
DTE Energy Co. (Multi-Utilities)	750	82,845
Duke Energy Corp. (Electric Utilities)	2,850	251,684
Duke Realty Corp. (Equity Real Estate Investment Trusts)	1,450	41,296
DXC Technology Co. (IT Services)	1,150	105,248
E*TRADE Financial Corp.* (Capital Markets)	1,100	47,949
Eastman Chemical Co. (Chemicals)	600	54,486
Eaton Corp. PLC (Electrical Equipment)	1,800	144,036
eBay, Inc.* (Internet Software & Services)	4,050	152,442
Ecolab, Inc. (Chemicals)	1,050	137,193
Edison International (Electric Utilities)	1,300	103,935
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	850	86,896
Electronic Arts, Inc.* (Software)	1,250	149,500
Eli Lilly & Co. (Pharmaceuticals)	3,950	323,663
Emerson Electric Co. (Electrical Equipment)	2,600	167,596
Entergy Corp. (Electric Utilities)	750	64,695
Envision Healthcare Corp.* (Health Care Providers & Services)	500	21,300

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	2,350		$234,695
EQT Corp. (Oil, Gas & Consumable Fuels)	700		43,778
Equifax, Inc. (Professional Services)	500		54,265
Equinix, Inc. (Equity Real Estate Investment Trusts)	300		139,050
Equity Residential (Equity Real Estate Investment Trusts)	1,500		100,890
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	250		65,608
Everest Re Group, Ltd. (Insurance)	150		35,618
Eversource Energy (Electric Utilities)	1,300		81,432
Exelon Corp. (Electric Utilities)	3,900		156,819
Expedia, Inc. (Internet & Direct Marketing Retail)	500		62,330
Expeditors International of Washington, Inc. (Air Freight & Logistics)	750		43,785
Express Scripts Holding Co.* (Health Care Providers & Services)	2,350		144,032
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	500		40,795
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	17,200		1,433,619
F5 Networks, Inc.* (Communications Equipment)	250		30,318
Facebook, Inc.* - Class A (Internet Software & Services)	9,650		1,737,578
Fastenal Co. (Trading Companies & Distributors)	1,150		54,016
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	300		36,156
FedEx Corp. (Air Freight & Logistics)	1,000		225,810
Fidelity National Information Services, Inc. (IT Services)	1,350		125,226
Fifth Third Bancorp (Banks)	3,000		86,700
First Horizon National Corp. (Banks)	—	†	5
FirstEnergy Corp. (Electric Utilities)	1,800		59,310
Fiserv, Inc.* (IT Services)	850		110,016
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	550		25,751
Flowserve Corp. (Machinery)	550		24,239
Fluor Corp. (Construction & Engineering)	550		23,700
FMC Corp. (Chemicals)	550		51,073
Foot Locker, Inc. (Specialty Retail)	550		16,544
Ford Motor Co. (Automobiles)	15,900		195,093
Fortive Corp. (Machinery)	1,250		90,325
Fortune Brands Home & Security, Inc. (Building Products)	650		42,939
Franklin Resources, Inc. (Capital Markets)	1,350		56,876
Freeport-McMoRan, Inc.* (Metals & Mining)	5,450		76,191
Garmin, Ltd. (Household Durables)	450		25,475
Gartner, Inc.* (IT Services)	350		43,859
General Dynamics Corp. (Aerospace & Defense)	1,150		233,427
General Electric Co. (Industrial Conglomerates)	35,150		708,623
General Mills, Inc. (Food Products)	2,350		122,012
General Motors Co. (Automobiles)	5,350		229,943
Genuine Parts Co. (Distributors)	600		52,938
GGP, Inc. (Equity Real Estate Investment Trusts)	2,550		49,623
Gilead Sciences, Inc. (Biotechnology)	5,300		397,288
Global Payments, Inc. (IT Services)	600		62,370
H & R Block, Inc. (Diversified Consumer Services)	850		21,029
Halliburton Co. (Energy Equipment & Services)	3,500		149,590
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	1,500		33,750
Harley-Davidson, Inc. (Automobiles)	700		33,138
Harris Corp. (Communications Equipment)	500		69,660
Hartford Financial Services Group, Inc. (Insurance)	1,500		82,575
Hasbro, Inc. (Leisure Products)	450		41,666
HCA Holdings, Inc.* (Health Care Providers & Services)	1,150		86,998
HCP, Inc. (Equity Real Estate Investment Trusts)	1,900		49,096
Helmerich & Payne, Inc. (Energy Equipment & Services)	450		24,440
Henry Schein, Inc.* (Health Care Providers & Services)	650		51,090
Hess Corp. (Oil, Gas & Consumable Fuels)	1,100		48,576
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	6,650		92,568
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	850		61,438
Hologic, Inc.* (Health Care Equipment & Supplies)	1,150		43,528
Honeywell International, Inc. (Industrial Conglomerates)	3,100		446,896
Hormel Foods Corp. (Food Products)	1,100		34,276
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	3,000		58,680
HP, Inc. (Technology Hardware, Storage & Peripherals)	6,800		146,540
Humana, Inc. (Health Care Providers & Services)	600		153,210
Huntington Bancshares, Inc. (Banks)	4,450		61,410
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	350		58,160
IHS Markit, Ltd.* (Professional Services)	1,500		63,914
Illinois Tool Works, Inc. (Machinery)	1,250		195,649
Illumina, Inc.* (Life Sciences Tools & Services)	600		123,114
Incyte Corp.* (Biotechnology)	700		79,275
Ingersoll-Rand PLC (Machinery)	1,050		93,030
Intel Corp. (Semiconductors & Semiconductor Equipment)	19,100		868,858
Intercontinental Exchange, Inc. (Capital Markets)	2,400		158,640
International Business Machines Corp. (IT Services)	3,500		539,210
International Flavors & Fragrances, Inc. (Chemicals)	300		44,226
International Paper Co. (Containers & Packaging)	1,700		97,358
Intuit, Inc. (Software)	1,000		151,020
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	450		168,912
Invesco, Ltd. (Capital Markets)	1,650		59,054
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	1,050		42,000

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
J.B. Hunt Transport Services, Inc. (Road & Rail)	350	$37,237
Jacobs Engineering Group, Inc. (Construction & Engineering)	500	29,105
Johnson & Johnson (Pharmaceuticals)	10,900	1,519,568
Johnson Controls International PLC (Building Products)	3,800	157,282
JPMorgan Chase & Co. (Banks)	14,300	1,438,722
Juniper Networks, Inc. (Communications Equipment)	1,550	38,487
Kansas City Southern Industries, Inc. (Road & Rail)	450	46,899
Kellogg Co. (Food Products)	1,000	62,530
KeyCorp (Banks)	4,400	80,300
Kimberly-Clark Corp. (Household Products)	1,450	163,140
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	1,750	31,780
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	7,800	141,258
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	650	70,779
Kohl’s Corp. (Multiline Retail)	700	29,232
L Brands, Inc. (Specialty Retail)	1,000	43,040
L3 Technologies, Inc. (Aerospace & Defense)	300	56,154
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	400	61,484
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	650	135,571
Leggett & Platt, Inc. (Household Durables)	550	25,993
Lennar Corp. - Class A (Household Durables)	850	47,320
Leucadia National Corp. (Diversified Financial Services)	1,300	32,890
Lincoln National Corp. (Insurance)	900	68,202
LKQ Corp.* (Distributors)	1,250	47,113
Lockheed Martin Corp. (Aerospace & Defense)	1,000	308,160
Loews Corp. (Insurance)	1,100	54,461
Lowe’s Cos., Inc. (Specialty Retail)	3,450	275,827
LyondellBasell Industries N.V. - Class A (Chemicals)	1,300	134,589
M&T Bank Corp. (Banks)	600	100,062
Macy’s, Inc. (Multiline Retail)	1,250	23,450
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	3,450	49,059
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	2,050	122,467
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	1,251	149,411
Marsh & McLennan Cos., Inc. (Insurance)	2,100	169,953
Martin Marietta Materials, Inc. (Construction Materials)	250	54,213
Masco Corp. (Building Products)	1,300	51,766
MasterCard, Inc. - Class A (IT Services)	3,800	565,326
Mattel, Inc. (Leisure Products)	1,400	19,768
McCormick & Co., Inc. (Food Products)	500	49,765
McDonald’s Corp. (Hotels, Restaurants & Leisure)	3,300	550,802
McKesson Corp. (Health Care Providers & Services)	850	117,198
Medtronic PLC (Health Care Equipment & Supplies)	5,500	442,859
Merck & Co., Inc. (Pharmaceuticals)	11,100	611,499
MetLife, Inc. (Insurance)	4,300	230,393
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	100	68,263
MGM Resorts International (Hotels, Restaurants & Leisure)	2,100	65,835
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	600	29,286
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	950	90,060
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	4,500	199,395
Microsoft Corp. (Software)	31,300	2,603,533
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	450	46,058
Mohawk Industries, Inc.* (Household Durables)	250	65,440
Molson Coors Brewing Co. - Class B (Beverages)	750	60,653
Mondelez International, Inc. - Class A (Food Products)	6,100	252,722
Monsanto Co. (Chemicals)	1,800	217,980
Monster Beverage Corp.* (Beverages)	1,700	98,481
Moody’s Corp. (Capital Markets)	650	92,567
Morgan Stanley (Capital Markets)	5,750	287,499
Motorola Solutions, Inc. (Communications Equipment)	650	58,851
Mylan N.V.* (Pharmaceuticals)	2,200	78,562
National Oilwell Varco, Inc. (Energy Equipment & Services)	1,550	52,995
Navient Corp. (Consumer Finance)	1,100	13,706
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	1,100	48,862
Netflix, Inc.* (Internet & Direct Marketing Retail)	1,750	343,753
Newell Rubbermaid, Inc. (Household Durables)	2,000	81,559
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	800	24,632
Newmont Mining Corp. (Metals & Mining)	2,150	77,744
News Corp. - Class A (Media)	1,550	21,173
News Corp. - Class B (Media)	500	6,950
NextEra Energy, Inc. (Electric Utilities)	1,900	294,632
Nielsen Holdings PLC (Professional Services)	1,350	50,045
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	5,350	294,196
NiSource, Inc. (Multi-Utilities)	1,300	34,281
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	2,000	55,740
Nordstrom, Inc. (Multiline Retail)	450	17,843
Norfolk Southern Corp. (Road & Rail)	1,150	151,133
Northern Trust Corp. (Capital Markets)	850	79,492
Northrop Grumman Corp. (Aerospace & Defense)	700	206,871
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	700	39,025
NRG Energy, Inc. (Independent Power & Renewable Electricity Producers)	1,200	30,000
Nucor Corp. (Metals & Mining)	1,300	75,179

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	2,450	$506,684
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	3,100	200,167
Omnicom Group, Inc. (Media)	950	63,831
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	1,550	84,119
Oracle Corp. (Software)	12,250	623,524
O’Reilly Automotive, Inc.* (Specialty Retail)	350	73,833
PACCAR, Inc. (Machinery)	1,450	104,009
Packaging Corp. of America (Containers & Packaging)	400	46,508
Parker-Hannifin Corp. (Machinery)	550	100,436
Patterson Cos., Inc. (Health Care Providers & Services)	350	12,950
Paychex, Inc. (IT Services)	1,300	82,927
PayPal Holdings, Inc.* (IT Services)	4,600	333,776
Pentair PLC (Machinery)	650	45,799
People’s United Financial, Inc. (Banks)	1,400	26,124
PepsiCo, Inc. (Beverages)	5,800	639,334
PerkinElmer, Inc. (Life Sciences Tools & Services)	450	32,544
Perrigo Co. PLC (Pharmaceuticals)	550	44,545
Pfizer, Inc. (Pharmaceuticals)	24,250	850,204
PG&E Corp. (Electric Utilities)	2,100	121,317
Philip Morris International, Inc. (Tobacco)	6,300	659,232
Phillips 66 (Oil, Gas & Consumable Fuels)	1,750	159,390
Pinnacle West Capital Corp. (Electric Utilities)	450	39,470
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	700	104,769
PNC Financial Services Group, Inc. (Banks)	1,950	266,741
PPG Industries, Inc. (Chemicals)	1,050	122,052
PPL Corp. (Electric Utilities)	2,750	103,290
Praxair, Inc. (Chemicals)	1,150	168,038
Principal Financial Group, Inc. (Insurance)	1,100	72,435
Prologis, Inc. (Equity Real Estate Investment Trusts)	2,150	138,847
Prudential Financial, Inc. (Insurance)	1,750	193,305
Public Service Enterprise Group, Inc. (Multi-Utilities)	2,050	100,860
Public Storage (Equity Real Estate Investment Trusts)	600	124,350
PulteGroup, Inc. (Household Durables)	1,150	34,765
PVH Corp. (Textiles, Apparel & Luxury Goods)	300	38,043
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	500	37,905
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	6,000	306,060
Quanta Services, Inc.* (Construction & Engineering)	600	22,638
Quest Diagnostics, Inc. (Health Care Providers & Services)	550	51,579
Quintiles Transnational Holdings, Inc.* (Life Sciences Tools & Services)	600	64,860
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	200	17,886
Range Resources Corp. (Oil, Gas & Consumable Fuels)	900	16,299
Raymond James Financial, Inc. (Capital Markets)	500	42,390
Raytheon Co. (Aerospace & Defense)	1,200	216,240
Realty Income Corp. (Equity Real Estate Investment Trusts)	1,100	59,037
Red Hat, Inc.* (Software)	700	84,581
Regency Centers Corp. (Equity Real Estate Investment Trusts)	600	36,930
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	300	120,786
Regions Financial Corp. (Banks)	4,850	75,078
Republic Services, Inc. - Class A (Commercial Services & Supplies)	950	61,817
ResMed, Inc. (Health Care Equipment & Supplies)	600	50,508
Robert Half International, Inc. (Professional Services)	500	25,885
Rockwell Automation, Inc. (Electrical Equipment)	500	100,410
Rockwell Collins, Inc. (Aerospace & Defense)	650	88,140
Roper Technologies, Inc. (Industrial Conglomerates)	400	103,268
Ross Stores, Inc. (Specialty Retail)	1,600	101,584
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	700	86,639
S&P Global, Inc. (Capital Markets)	1,050	164,294
Salesforce.com, Inc.* (Software)	2,750	281,435
SBA Communications Corp.* (Equity Real Estate Investment Trusts)	500	78,590
SCANA Corp. (Multi-Utilities)	600	25,884
Schlumberger, Ltd. (Energy Equipment & Services)	5,650	361,599
Scripps Networks Interactive, Inc. - Class A (Media)	400	33,312
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	1,150	42,516
Sealed Air Corp. (Containers & Packaging)	750	33,173
Sempra Energy (Multi-Utilities)	1,000	117,500
Signet Jewelers, Ltd. (Specialty Retail)	250	16,393
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	1,250	194,162
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	750	85,395
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	400	38,272
Snap-on, Inc. (Machinery)	250	39,445
Southwest Airlines Co. (Airlines)	2,250	121,185
Stanley Black & Decker, Inc. (Machinery)	600	96,930
Starbucks Corp. (Hotels, Restaurants & Leisure)	5,850	320,814
State Street Corp. (Capital Markets)	1,500	138,000
Stericycle, Inc.* (Commercial Services & Supplies)	350	24,798
Stryker Corp. (Health Care Equipment & Supplies)	1,300	201,330
SunTrust Banks, Inc. (Banks)	1,950	117,410
Symantec Corp. (Software)	2,500	81,250
Synchrony Financial (Consumer Finance)	3,050	99,491
Synopsys, Inc.* (Software)	600	51,912
Sysco Corp. (Food & Staples Retailing)	1,950	108,459
T. Rowe Price Group, Inc. (Capital Markets)	1,000	92,900

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	1,150	$47,093
Target Corp. (Multiline Retail)	2,200	129,887
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	1,450	131,906
TechnipFMC PLC* (Energy Equipment & Services)	1,800	49,302
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	4,000	386,760
Textron, Inc. (Aerospace & Defense)	1,100	58,014
The AES Corp. (Independent Power & Renewable Electricity Producers)	2,700	28,701
The Allstate Corp. (Insurance)	1,450	136,097
The Bank of New York Mellon Corp. (Capital Markets)	4,200	216,090
The Boeing Co. (Aerospace & Defense)	2,250	580,454
The Charles Schwab Corp. (Capital Markets)	4,850	217,474
The Clorox Co. (Household Products)	500	63,265
The Coca-Cola Co. (Beverages)	15,600	717,287
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	200	48,052
The Estee Lauder Cos., Inc. - Class A (Personal Products)	900	100,629
The Gap, Inc. (Specialty Retail)	900	23,391
The Goldman Sachs Group, Inc. (Capital Markets)	1,450	351,595
The Goodyear Tire & Rubber Co. (Auto Components)	1,000	30,590
The Hershey Co. (Food Products)	550	58,399
The Home Depot, Inc. (Specialty Retail)	4,800	795,743
The Interpublic Group of Cos., Inc. (Media)	1,600	30,800
The JM Smucker Co. - Class A (Food Products)	450	47,723
The Kraft Heinz Co. (Food Products)	2,400	185,592
The Kroger Co. (Food & Staples Retailing)	3,650	75,555
The Macerich Co. (Equity Real Estate Investment Trusts)	450	24,570
The Mosaic Co. (Chemicals)	1,450	32,393
The NASDAQ OMX Group, Inc. (Capital Markets)	450	32,693
The Priceline Group, Inc.* (Internet & Direct Marketing Retail)	200	382,392
The Procter & Gamble Co. (Household Products)	10,350	893,619
The Progressive Corp. (Insurance)	2,350	114,328
The Sherwin-Williams Co. (Chemicals)	350	138,303
The Southern Co. (Electric Utilities)	4,050	211,410
The TJX Cos., Inc. (Specialty Retail)	2,600	181,480
The Travelers Cos., Inc. (Insurance)	1,100	145,695
The Walt Disney Co. (Media)	6,250	611,312
The Western Union Co. (IT Services)	1,900	37,734
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	3,350	95,475
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	1,650	319,820
Tiffany & Co. (Specialty Retail)	400	37,448
Time Warner, Inc. (Media)	3,150	309,613
Torchmark Corp. (Insurance)	450	37,859
Total System Services, Inc. (IT Services)	700	50,435
Tractor Supply Co. (Specialty Retail)	500	30,130
TransDigm Group, Inc. (Aerospace & Defense)	200	55,500
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	450	16,875
Twenty-First Century Fox, Inc. - Class A (Media)	4,250	111,138
Twenty-First Century Fox, Inc. - Class B (Media)	1,800	45,810
Tyson Foods, Inc. - Class A (Food Products)	1,150	83,847
U.S. Bancorp (Banks)	6,450	350,751
UDR, Inc. (Equity Real Estate Investment Trusts)	1,100	42,669
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	250	50,448
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	750	9,390
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	750	8,648
Union Pacific Corp. (Road & Rail)	3,250	376,317
United Continental Holdings, Inc.* (Airlines)	1,050	61,404
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	2,800	329,084
United Rentals, Inc.* (Trading Companies & Distributors)	350	49,518
United Technologies Corp. (Aerospace & Defense)	3,000	359,280
UnitedHealth Group, Inc. (Health Care Providers & Services)	3,950	830,368
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	350	35,945
Unum Group (Insurance)	900	46,836
V.F. Corp. (Textiles, Apparel & Luxury Goods)	1,350	94,027
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	1,800	142,002
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	350	36,467
Ventas, Inc. (Equity Real Estate Investment Trusts)	1,450	90,988
VeriSign, Inc.* (Internet Software & Services)	350	37,632
Verisk Analytics, Inc.* - Class A (Professional Services)	650	55,283
Verizon Communications, Inc. (Diversified Telecommunication Services)	16,550	792,249
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,000	146,230
Viacom, Inc. - Class B (Media)	1,450	34,844
Visa, Inc. - Class A (IT Services)	7,450	819,350
Vornado Realty Trust (Equity Real Estate Investment Trusts)	700	52,402
Vulcan Materials Co. (Construction Materials)	550	66,962
W.W. Grainger, Inc. (Trading Companies & Distributors)	200	39,540
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	3,750	248,513
Wal-Mart Stores, Inc. (Food & Staples Retailing)	5,950	519,494
Waste Management, Inc. (Commercial Services & Supplies)	1,650	135,580
Waters Corp.* (Life Sciences Tools & Services)	300	58,815
WEC Energy Group, Inc. (Multi-Utilities)	1,300	87,607
Wells Fargo & Co. (Banks)	18,150	1,018,940

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Welltower, Inc. (Equity Real Estate Investment Trusts)	1,500	$100,440
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	1,200	107,124
WestRock Co. (Containers & Packaging)	1,050	64,396
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	3,050	109,526
Whirlpool Corp. (Household Durables)	300	49,179
Willis Towers Watson PLC (Insurance)	550	88,594
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	400	42,740
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	300	44,247
Xcel Energy, Inc. (Electric Utilities)	2,050	101,516
Xerox Corp. (Technology Hardware, Storage & Peripherals)	850	25,764
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,000	73,690
XL Group, Ltd. (Insurance)	1,050	42,494
Xylem, Inc. (Machinery)	750	49,898
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	1,400	104,230
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	800	97,296
Zions Bancorp (Banks)	800	37,168
Zoetis, Inc. (Pharmaceuticals)	2,000	127,640
TOTAL COMMON STOCKS (Cost $51,742,967)		89,537,207

	Principal Amount	Value
Repurchase Agreements(a)(b) (30.7%)
Repurchase Agreements with various counterparties, rates 0.93%-1.03%, dated 10/31/17, due 11/1/17, total to be received $46,249,255	$46,248,000	$46,248,000
TOTAL REPURCHASE AGREEMENTS (Cost $46,248,000)		46,248,000

TOTAL INVESTMENT SECURITIES (Cost $97,990,967) - 90.1%		135,785,207
Net other assets (liabilities) - 9.9%		14,970,836

NET ASSETS - 100.0%		$150,756,043

*                           Non-income producing security.

†                           Number of shares is less than $0.50.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2017, the aggregate amount held in a segregated account was $20,361,000.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	118	12/18/17	$14,519,839	$15,174,800	$654,961

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	11/27/17	1.75%	$68,539,149	$68,395,572	$(148,991)
SPDR S&P 500 ETF	Goldman Sachs International	11/27/17	1.50%	30,131,679	30,093,056	(41,484)
				$98,670,828	$98,488,628	$(190,475)

S&P 500	UBS AG	11/27/17	1.60%	$65,219,605	$65,082,335	$(141,291)
SPDR S&P 500 ETF	UBS AG	11/27/17	1.30%	32,914,071	32,831,324	(87,659)
				$98,133,676	$97,913,659	$(228,950)

				$196,804,504	$196,402,287	$(419,425)

(1)                   Agreements may be terminated at will by either party without penalty.

(2)                   Reflects the floating financing rate, as of October 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

UltraBull ProFund invested in the following industries as of October 31, 2017:

	Value	% of Net Assets
Aerospace & Defense	$2,202,433	1.5%
Air Freight & Logistics	641,871	0.4%
Airlines	432,620	0.3%
Auto Components	182,084	0.1%
Automobiles	458,174	0.3%
Banks	5,858,489	3.8%
Beverages	1,778,980	1.2%
Biotechnology	2,538,300	1.7%
Building Products	320,863	0.2%
Capital Markets	2,656,391	1.8%
Chemicals	2,030,246	1.3%
Commercial Services & Supplies	274,359	0.2%
Communications Equipment	890,560	0.6%
Construction & Engineering	75,443	0.1%
Construction Materials	121,175	0.1%
Consumer Finance	679,303	0.5%
Containers & Packaging	340,844	0.2%
Distributors	100,051	0.1%
Diversified Consumer Services	21,029	NM
Diversified Financial Services	1,491,022	1.0%
Diversified Telecommunication Services	1,706,827	1.1%
Electric Utilities	1,779,427	1.2%
Electrical Equipment	501,238	0.3%
Electronic Equipment, Instruments & Components	380,689	0.3%
Energy Equipment & Services	692,929	0.5%
Equity Real Estate Investment Trusts	2,577,261	1.7%
Food & Staples Retailing	1,526,365	1.0%
Food Products	1,086,835	0.7%
Health Care Equipment & Supplies	2,550,980	1.7%
Health Care Providers & Services	2,445,086	1.6%
Health Care Technology	87,776	0.1%
Hotels, Restaurants & Leisure	1,643,050	1.1%
Household Durables	391,625	0.3%
Household Products	1,418,814	0.9%
Independent Power & Renewable Electricity Producers	58,701	NM
Industrial Conglomerates	1,811,244	1.2%
Insurance	2,460,656	1.6%
Internet & Direct Marketing Retail	2,573,797	1.7%
Internet Software & Services	4,474,675	3.0%
IT Services	3,687,792	2.4%
Leisure Products	61,434	NM
Life Sciences Tools & Services	755,855	0.5%
Machinery	1,515,464	1.0%
Media	2,379,568	1.6%
Metals & Mining	229,114	0.2%
Multiline Retail	371,982	0.2%
Multi-Utilities	936,884	0.6%
Oil, Gas & Consumable Fuels	4,616,701	3.1%
Personal Products	129,889	0.1%
Pharmaceuticals	4,204,981	2.8%
Professional Services	249,392	0.2%
Real Estate Management & Development	47,184	NM
Road & Rail	798,177	0.5%
Semiconductors & Semiconductor Equipment	3,614,730	2.4%
Software	4,878,427	3.2%
Specialty Retail	1,847,236	1.2%
Technology Hardware, Storage & Peripherals	4,013,212	2.7%
Textiles, Apparel & Luxury Goods	572,319	0.4%
Tobacco	1,160,148	0.8%
Trading Companies & Distributors	143,074	0.1%
Water Utilities	61,432	NM
Other**	61,218,836	40.6%
Total	$150,756,043	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

UltraChina ProFund  :: Schedule of Portfolio Investments :: October 31, 2017 (unaudited)

	Shares	Value
Common Stocks (81.8%)
500.com, Ltd.*ADR - Class A (Hotels, Restaurants & Leisure)	12,272	$115,480
58.com, Inc.*ADR (Internet Software & Services)	11,232	754,453
Alibaba Group Holding, Ltd.*ADR (Internet Software & Services)	26,624	4,922,512
Aluminum Corp. of China, Ltd.*ADR (Metals & Mining)	26,208	522,063
Autohome, Inc.*ADR (Internet Software & Services)	8,320	478,483
Baidu, Inc.*ADR (Internet Software & Services)	11,648	2,841,414
Baozun, Inc.*ADR (Internet Software & Services)	8,528	267,694
Beigene, Ltd.*ADR (Biotechnology)	6,240	575,952
Bitauto Holdings, Ltd.*ADR (Internet Software & Services)	8,944	404,000
Bright Scholar Education Holdings, Ltd.*ADR (Diversified Consumer Services)	7,072	168,738
Changyou.com, Ltd.*ADR (Software)	5,200	201,448
Cheetah Mobile, Inc.*ADR (Software)	15,392	138,836
China Life Insurance Co., Ltd.ADR (Insurance)	100,048	1,667,800
China Lodging Group, Ltd.*ADR (Hotels, Restaurants & Leisure)	4,576	612,680
China Mobile, Ltd.ADR (Wireless Telecommunication Services)	48,464	2,445,009
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	18,304	1,347,907
China Southern Airlines Co., Ltd.ADR (Airlines)	8,736	323,057
China Telecom Corp., Ltd.ADR (Diversified Telecommunication Services)	15,808	796,249
China Unicom Hong Kong, Ltd.*ADR (Diversified Telecommunication Services)	62,608	884,651
CNOOC, Ltd.ADR (Oil, Gas & Consumable Fuels)	11,648	1,592,281
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	28,704	1,374,635
Fang Holdings, Ltd.*ADR (Internet Software & Services)	56,368	255,911
Huaneng Power International, Inc.ADR (Independent Power & Renewable Electricity Producers)	18,096	481,354
JA Solar Holdings Co., Ltd.*ADR (Semiconductors & Semiconductor Equipment)	18,096	134,815
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	45,136	1,693,502
JinkoSolar Holding Co., Ltd.*ADR (Semiconductors & Semiconductor Equipment)	7,280	193,866
Momo, Inc.*ADR (Internet Software & Services)	11,648	354,915
Netease.com, Inc.ADR (Internet Software & Services)	5,408	1,524,623
NQ Mobile, Inc.*ADR (Software)	37,856	139,310
PetroChina Co., Ltd.ADR (Oil, Gas & Consumable Fuels)	18,096	1,185,288
Semiconductor Manufacturing International Corp.*ADR (Semiconductors & Semiconductor Equipment)	93,600	710,425
Sinopec Shanghai Petrochemical Co., Ltd.ADR (Chemicals)	6,656	402,688
TAL Education GroupADR (Diversified Consumer Services)	29,120	800,800
Tarena International, Inc.ADR (Diversified Consumer Services)	12,272	179,785
Tuniu Corp.*ADR (Hotels, Restaurants & Leisure)	25,168	172,149
Vipshop Holdings, Ltd.*ADR (Internet & Direct Marketing Retail)	59,072	466,669
Weibo Corp.*ADR (Internet Software & Services)	6,656	616,678
Yirendai, Ltd.ADR (Internet Software & Services)	3,952	171,477
YY, Inc.*ADR (Internet Software & Services)	6,864	620,437
ZTO Express Cayman, Inc.*ADR (Air Freight & Logistics)	40,560	648,554
TOTAL COMMON STOCKS (Cost $26,364,028)		33,188,588

	Principal Amount	Value
Repurchase Agreements(a)(b) (12.5%)
Repurchase Agreements with various counterparties, rates 0.93%-1.03%, dated 10/31/17, due 11/1/17, total to be received $5,095,138	$5,095,000	$5,095,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,095,000)		5,095,000

TOTAL INVESTMENT SECURITIES (Cost $31,459,028) - 94.3%		38,283,588
Net other assets (liabilities) - 5.7%		2,319,949

NET ASSETS - 100.0%		$40,603,537

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2017, the aggregate amount held in a segregated account was $1,124,000.

ADR              American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
BNY Mellon China Select ADR Index	Goldman Sachs International	11/27/17	1.65%	$5,403,192	$5,495,231	$91,046
BNY Mellon China Select ADR Index	UBS AG	11/27/17	1.45%	41,826,302	42,491,473	658,271
				$47,229,494	$47,986,704	$749,317

(1)                   Agreements may be terminated at will by either party without penalty.

(2)                   Reflects the floating financing rate, as of October 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized gain (loss).

UltraChina ProFund invested in the following industries as of October 31, 2017:

	Value	% of Net Assets
Air Freight & Logistics	$648,554	1.6%
Airlines	323,057	0.8%
Biotechnology	575,952	1.4%
Chemicals	402,688	1.0%
Diversified Consumer Services	1,149,323	2.8%
Diversified Telecommunication Services	1,680,900	4.1%
Hotels, Restaurants & Leisure	900,309	2.2%
Independent Power & Renewable Electricity Producers	481,354	1.2%
Insurance	1,667,800	4.1%
Internet & Direct Marketing Retail	3,534,806	8.7%
Internet Software & Services	13,212,597	32.6%
Metals & Mining	522,063	1.3%
Oil, Gas & Consumable Fuels	4,125,476	10.2%
Semiconductors & Semiconductor Equipment	1,039,106	2.6%
Software	479,594	1.2%
Wireless Telecommunication Services	2,445,009	6.0%
Other**	7,414,949	18.2%
Total	$40,603,537	100.0%

UltraChina ProFund invested in securities with exposure to the following countries as of October 31, 2017:

	Value	% of Net Assets
China	$33,188,588	81.8%
Other**	7,414,949	18.2%
Total	$40,603,537	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

UltraDow 30 ProFund  :: Schedule of Portfolio Investments :: October 31, 2017 (unaudited)

	Shares	Value
Common Stocks (42.1%)
3M Co. (Industrial Conglomerates)	6,440	$1,482,424
American Express Co. (Consumer Finance)	6,440	615,149
Apple, Inc. (Technology Hardware, Storage & Peripherals)	6,440	1,088,618
Caterpillar, Inc. (Machinery)	6,440	874,552
Chevron Corp. (Oil, Gas & Consumable Fuels)	6,440	746,332
Cisco Systems, Inc. (Communications Equipment)	6,440	219,926
DowDuPont, Inc.* (Chemicals)	6,440	465,676
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	6,440	536,774
General Electric Co. (Industrial Conglomerates)	6,440	129,830
Intel Corp. (Semiconductors & Semiconductor Equipment)	6,440	292,956
International Business Machines Corp. (IT Services)	6,440	992,146
Johnson & Johnson (Pharmaceuticals)	6,440	897,800
JPMorgan Chase & Co. (Banks)	6,440	647,928
McDonald’s Corp. (Hotels, Restaurants & Leisure)	6,440	1,074,901
Merck & Co., Inc. (Pharmaceuticals)	6,440	354,780
Microsoft Corp. (Software)	6,440	535,679
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	6,440	354,136
Pfizer, Inc. (Pharmaceuticals)	6,440	225,786
The Boeing Co. (Aerospace & Defense)	6,440	1,661,392
The Coca-Cola Co. (Beverages)	6,440	296,111
The Goldman Sachs Group, Inc. (Capital Markets)	6,440	1,561,571
The Home Depot, Inc. (Specialty Retail)	6,440	1,067,623
The Procter & Gamble Co. (Household Products)	6,440	556,030
The Travelers Cos., Inc. (Insurance)	6,440	852,978
The Walt Disney Co. (Media)	6,440	629,896
United Technologies Corp. (Aerospace & Defense)	6,440	771,254
UnitedHealth Group, Inc. (Health Care Providers & Services)	6,440	1,353,817
Verizon Communications, Inc. (Diversified Telecommunication Services)	6,440	308,283
Visa, Inc. - Class A (IT Services)	6,440	708,271
Wal-Mart Stores, Inc. (Food & Staples Retailing)	6,440	562,276
TOTAL COMMON STOCKS (Cost $11,338,902)		21,864,895

	Principal Amount	Value
Repurchase Agreements(a)(b) (54.8%)
Repurchase Agreements with various counterparties, rates 0.93%-1.03%, dated 10/31/17, due 11/1/17, total to be received $28,512,774	$28,512,000	$28,512,000
TOTAL REPURCHASE AGREEMENTS (Cost $28,512,000)		28,512,000

TOTAL INVESTMENT SECURITIES (Cost $39,850,902) - 96.9%		50,376,895
Net other assets (liabilities) - 3.1%		1,631,236

NET ASSETS - 100.0%		$52,008,131

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2017, the aggregate amount held in a segregated account was $8,996,000.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts	78	12/18/17	$8,494,346	$9,095,580	$601,234

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
Dow Jones Industrial Average	Goldman Sachs International	11/27/17	1.70%	$18,852,201	$18,809,508	$(46,007)
SPDR Dow Jones Industrial Average ETF	Goldman Sachs International	11/27/17	1.55%	11,990,004	11,966,730	(24,999)
				$30,842,205	$30,776,238	$(71,006)

Dow Jones Industrial Average	UBS AG	11/27/17	1.60%	$22,744,154	$22,692,695	$(55,367)
SPDR Dow Jones Industrial Average ETF	UBS AG	11/27/17	1.50%	19,771,698	19,726,030	(48,971)
				$42,515,852	$42,418,725	$(104,338)

				$73,358,057	$73,194,963	$(175,344)

(1)                   Agreements may be terminated at will by either party without penalty.

(2)                   Reflects the floating financing rate, as of October 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized gain (loss).

UltraDow 30 ProFund invested in the following industries as of October 31, 2017:

	Value	% of Net Assets
Aerospace & Defense	$2,432,646	4.6%
Banks	647,928	1.2%
Beverages	296,111	0.6%
Capital Markets	1,561,571	3.0%
Chemicals	465,676	0.9%
Communications Equipment	219,926	0.4%
Consumer Finance	615,149	1.2%
Diversified Telecommunication Services	308,283	0.6%
Food & Staples Retailing	562,276	1.1%
Health Care Providers & Services	1,353,817	2.6%
Hotels, Restaurants & Leisure	1,074,900	2.1%
Household Products	556,030	1.1%
Industrial Conglomerates	1,612,254	3.1%
Insurance	852,978	1.6%
IT Services	1,700,418	3.3%
Machinery	874,552	1.7%
Media	629,896	1.2%
Oil, Gas & Consumable Fuels	1,283,106	2.5%
Pharmaceuticals	1,478,366	2.8%
Semiconductors & Semiconductor Equipment	292,956	0.6%
Software	535,679	1.0%
Specialty Retail	1,067,623	2.1%
Technology Hardware, Storage & Peripherals	1,088,618	2.1%
Textiles, Apparel & Luxury Goods	354,136	0.7%
Other**	30,143,236	57.9%
Total	$52,008,131	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

UltraEmerging Markets ProFund  :: Schedule of Portfolio Investments :: October 31, 2017 (unaudited)

	Shares	Value
Common Stocks (80.7%)
58.com, Inc.*ADR (Internet Software & Services)	2,870	$192,778
Advanced Semiconductor Engineering, Inc.ADR (Semiconductors & Semiconductor Equipment)	44,280	272,765
Alibaba Group Holding, Ltd.*ADR (Internet Software & Services)	37,720	6,974,050
Ambev S.A.ADR (Beverages)	143,910	910,950
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	38,130	652,785
Baidu, Inc.*ADR (Internet Software & Services)	9,020	2,200,339
Banco Bradesco S.A.ADR (Banks)	100,040	1,057,423
Bancolombia S.A.ADR (Banks)	3,690	139,298
BRF S.A.*ADR (Food Products)	20,500	276,135
Cemex S.A.B. de C.V.*ADR (Construction Materials)	47,560	385,712
China Life Insurance Co., Ltd.ADR (Insurance)	48,790	813,329
China Mobile, Ltd.ADR (Wireless Telecommunication Services)	36,080	1,820,236
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	8,200	603,848
China Telecom Corp., Ltd.ADR (Diversified Telecommunication Services)	4,510	227,169
China Unicom Hong Kong, Ltd.*ADR (Diversified Telecommunication Services)	19,680	278,078
Chunghwa Telecom Co., Ltd.ADR (Diversified Telecommunication Services)	12,300	418,446
CNOOC, Ltd.ADR (Oil, Gas & Consumable Fuels)	5,330	728,611
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	13,120	628,317
Enersis S.A.ADR (Electric Utilities)	18,450	195,570
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	6,970	611,617
Grupo Televisa S.A.ADR (Media)	14,350	314,122
HDFC Bank, Ltd.ADR (Banks)	13,940	1,286,661
ICICI Bank, Ltd.ADR (Banks)	51,250	468,938
Infosys Technologies, Ltd.ADR (IT Services)	65,190	968,071
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	25,420	953,758
KB Financial Group, Inc.ADR (Banks)	13,120	688,931
Korea Electric Power Corp.ADR (Electric Utilities)	16,810	296,192
Latam Airlines Group S.A.ADR (Airlines)	12,710	172,602
LG Display Co., Ltd.ADR (Electronic Equipment, Instruments & Components)	14,350	186,407
Mobile TeleSystems PJSCADR (Wireless Telecommunication Services)	16,810	178,354
Netease.com, Inc.ADR (Internet Software & Services)	2,460	693,523
PetroChina Co., Ltd.ADR (Oil, Gas & Consumable Fuels)	6,970	456,535
Petroleo Brasileiro S.A.*ADR (Oil, Gas & Consumable Fuels)	48,790	519,613
POSCOADR (Metals & Mining)	10,660	777,967
PT Telekomunikasi Indonesia TbkADR (Diversified Telecommunication Services)	15,990	480,340
Sasol, Ltd.ADR (Chemicals)	19,270	560,950
Shinhan Financial Group Co., Ltd.ADR (Banks)	15,580	705,307
SK Telecom Co., Ltd.ADR (Wireless Telecommunication Services)	11,480	300,087
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	122,180	5,171,879
TAL Education GroupADR (Diversified Consumer Services)	9,020	248,050
Tata Motors, Ltd.*ADR (Automobiles)	6,560	214,906
Telefonica Brasil S.A.ADR (Diversified Telecommunication Services)	13,530	208,362
Ultrapar Participacoes S.A.ADR (Oil, Gas & Consumable Fuels)	14,350	342,822
United Microelectronics Corp.ADR (Semiconductors & Semiconductor Equipment)	77,900	202,540
Vale S.A.ADR (Metals & Mining)	102,500	1,003,475
Vendanta, Ltd.ADR (Metals & Mining)	13,530	278,718
Weibo Corp.*ADR (Internet Software & Services)	1,640	151,946
Wipro, Ltd.ADR (IT Services)	38,130	204,377
TOTAL COMMON STOCKS (Cost $27,384,783)		37,422,889

Preferred Stocks (4.4%)
Itau Unibanco Holding S.A.ADR (Banks)	105,780	1,355,042
Petroleo Brasileiro S.A.*ADR (Oil, Gas & Consumable Fuels)	68,880	706,020
TOTAL PREFERRED STOCKS (Cost $1,428,187)		2,061,062

	Principal Amount	Value
Repurchase Agreements(a)(b) (12.9%)
Repurchase Agreements with various counterparties, rates 0.93%-1.03%, dated 10/31/17, due 11/1/17, total to be received $5,972,162	$5,972,000	$5,972,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,972,000)		5,972,000

TOTAL INVESTMENT SECURITIES (Cost $34,784,970) - 98.0%		45,455,951
Net other assets (liabilities) - 2.0%		912,209

NET ASSETS - 100.0%		$46,368,160

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2017, the aggregate amount held in a segregated account was $1,437,000.

ADR              American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
BNY Mellon Emerging Markets 50 ADR Index	Goldman Sachs International	11/27/17	1.65%	$11,108,999	$11,167,963	$60,616
BNY Mellon Emerging Markets 50 ADR Index	UBS AG	11/27/17	1.70%	41,837,911	42,048,369	216,015
				$52,946,910	$53,216,332	$276,631

(1)                   Agreements may be terminated at will by either party without penalty.

(2)                   Reflects the floating financing rate, as of October 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized gain (loss).

UltraEmerging Markets ProFund invested in the following industries as of October 31, 2017:

	Value	% of Net Assets
Airlines	$172,602	0.4%
Automobiles	214,906	0.5%
Banks	5,701,598	12.3%
Beverages	1,522,568	3.3%
Chemicals	560,950	1.2%
Construction Materials	385,712	0.8%
Diversified Consumer Services	248,050	0.5%
Diversified Telecommunication Services	1,612,395	3.5%
Electric Utilities	491,762	1.1%
Electronic Equipment, Instruments & Components	186,407	0.4%
Food Products	276,135	0.6%
Insurance	813,329	1.8%
Internet & Direct Marketing Retail	1,582,075	3.4%
Internet Software & Services	10,212,636	21.9%
IT Services	1,172,448	2.5%
Media	314,122	0.7%
Metals & Mining	2,060,160	4.4%
Oil, Gas & Consumable Fuels	3,357,449	7.2%
Semiconductors & Semiconductor Equipment	5,647,184	12.2%
Wireless Telecommunication Services	2,951,463	6.4%
Other**	6,884,209	14.9%
Total	$46,368,160	100.0%

UltraEmerging Markets ProFund invested in securities with exposure to the following countries as of October 31, 2017:

	Value	% of Net Assets
Brazil	$6,379,842	13.8%
Chile	368,172	0.8%
China	15,150,331	32.6%
Colombia	139,298	0.3%
Hong Kong	1,820,236	3.9%
India	3,421,671	7.4%
Indonesia	480,340	1.0%
Mexico	1,964,236	4.2%
Russia	178,354	0.4%
South Africa	560,950	1.2%
South Korea	2,954,891	6.4%
Taiwan	6,065,630	13.1%
Other**	6,884,209	14.9%
Total	$46,368,160	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

UltraInternational ProFund  :: Schedule of Portfolio Investments :: October 31, 2017 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (94.0%)
Repurchase Agreements with various counterparties, rates 0.93%-1.03%, dated 10/31/17, due 11/1/17, total to be received $19,431,527	$19,431,000	$19,431,000
TOTAL REPURCHASE AGREEMENTS (Cost $19,431,000)		19,431,000

TOTAL INVESTMENT SECURITIES (Cost $19,431,000) - 94.0%		19,431,000
Net other assets (liabilities) - 6.0%		1,248,116

NET ASSETS - 100.0%		$20,679,116

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2017, the aggregate amount held in a segregated account was $1,253,000.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
MSCI EAFE Index	Goldman Sachs International	11/27/17	1.50%	$846,529	$851,643	$5,046
MSCI EAFE Index	UBS AG	11/27/17	2.00%	40,263,610	40,494,818	225,960
				$41,110,139	$41,346,461	$231,006

(1)                   Agreements may be terminated at will by either party without penalty.

(2)                   Reflects the floating financing rate, as of October 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

UltraJapan ProFund  :: Schedule of Portfolio Investments :: October 31, 2017 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a) (93.0%)
Repurchase Agreements with various counterparties, rates 0.93%-1.03%, dated 10/31/17, due 11/1/17, total to be received $38,850,055	$38,849,000	$38,849,000
TOTAL REPURCHASE AGREEMENTS (Cost $38,849,000)		38,849,000

TOTAL INVESTMENT SECURITIES (Cost $38,849,000) - 93.0%		38,849,000
Net other assets (liabilities) - 7.0%		2,940,472

NET ASSETS - 100.0%		$41,789,472

(a)                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	753	12/8/17	$77,784,192	$83,695,950	$5,911,758

See accompanying notes to schedules of portfolio investments.

UltraLatin America ProFund  :: Schedule of Portfolio Investments :: October 31, 2017 (unaudited)

	Shares	Value
Common Stocks (72.9%)
Ambev S.A.ADR (Beverages)	334,268	$2,115,916
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	59,278	1,014,839
Banco Bradesco S.A.ADR (Banks)	232,404	2,456,511
Banco de ChileADR (Banks)	4,066	374,560
Banco Santander Brasil S.A.ADR (Banks)	37,878	329,160
Banco Santander ChileADR (Banks)	13,910	435,105
Bancolombia S.A.ADR (Banks)	9,844	371,611
BRF S.A.*ADR (Food Products)	51,574	694,702
Cemex S.A.B. de C.V.*ADR (Construction Materials)	117,058	949,340
Chemical & Mining Company of Chile, Inc.ADR (Chemicals)	8,132	485,806
Coca-Cola Femsa S.A.B. de C.V.ADR (Beverages)	4,708	322,216
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)ADR (Water Utilities)	31,458	286,897
CPFL Energia S.A.ADR (Electric Utilities)	20,758	347,697
Embraer S.A.ADR (Aerospace & Defense)	15,836	303,101
Empresa Nacional de Electricidad S.A.ADR (Independent Power & Renewable Electricity Producers)	10,700	277,130
Enersis S.A.ADR (Electric Utilities)	48,364	512,658
Fibria Celulose S.A.ADR (Paper & Forest Products)	21,400	341,116
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	10,914	957,704
Gerdau S.A.ADR (Metals & Mining)	82,176	272,003
Grupo Aeroportuario del Pacifico S.A.B. de C.V.ADR (Transportation Infrastructure)	3,424	325,006
Grupo Aeroportuario del Surest S.A.B. de C.V.ADR (Transportation Infrastructure)	1,926	344,350
Grupo Financiero Galicia S.A.ADR (Banks)	6,848	375,955
Grupo Financiero Santander Mexico S.A.B. de C.V.ADR (Banks)	31,244	263,074
Grupo Televisa S.A.ADR (Media)	35,524	777,620
Latam Airlines Group S.A.ADR (Airlines)	33,598	456,261
Pampa Energia S.A.*ADR (Electric Utilities)	5,564	377,406
Petroleo Brasileiro S.A.*ADR (Oil, Gas & Consumable Fuels)	108,712	1,157,783
Telefonica Brasil S.A.ADR (Diversified Telecommunication Services)	35,096	540,478
TIM Participacoes SAADR (Wireless Telecommunication Services)	15,408	284,124
Ultrapar Participacoes S.A.ADR (Oil, Gas & Consumable Fuels)	35,524	848,668
Vale S.A.ADR (Metals & Mining)	238,182	2,331,801
YPF S.A.ADR (Oil, Gas & Consumable Fuels)	17,548	430,979
TOTAL COMMON STOCKS (Cost $14,383,025)		21,361,577

Preferred Stocks (15.8%)
Companhia Brasileira de Distribuicao*ADR (Food & Staples Retailing)	14,980	347,985
Itau Unibanco Holding S.A.ADR (Banks)	245,458	3,144,317
Petroleo Brasileiro S.A.*ADR (Oil, Gas & Consumable Fuels)	112,564	1,153,781
TOTAL PREFERRED STOCKS (Cost $2,180,664)		4,646,083

	Principal Amount	Value
Repurchase Agreements(a)(b) (15.7%)
Repurchase Agreements with various counterparties, rates 0.93%-1.03%, dated 10/31/17, due 11/1/17, total to be received $4,618,125	$4,618,000	$4,618,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,618,000)		4,618,000

TOTAL INVESTMENT SECURITIES (Cost $21,181,689) - 104.4%		30,625,660
Net other assets (liabilities) - (4.4)%		(1,302,028)

NET ASSETS - 100.0%		$29,323,632

*                         Non-income producing security.

(a)                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2017, the aggregate amount held in a segregated account was $1,315,000.

ADR            American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
BNY Mellon Latin America 35 ADR Index	Goldman Sachs International	11/27/17	1.65%	$13,425,504	$13,113,839	$(314,132)
BNY Mellon Latin America 35 ADR Index	UBS AG	11/27/17	1.70%	20,015,847	19,513,659	(506,280)
				$33,441,351	$32,627,498	$(820,412)

(1)                 Agreements may be terminated at will by either party without penalty.

(2)                 Reflects the floating financing rate, as of October 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized gain (loss).

UltraLatin America ProFund invested in the following industries as of October 31, 2017:

	Value	% of Net Assets
Aerospace & Defense	$303,101	1.0%
Airlines	456,261	1.6%
Banks	7,750,293	26.4%
Beverages	3,395,835	11.6%
Chemicals	485,806	1.7%
Construction Materials	949,340	3.2%
Diversified Telecommunication Services	540,478	1.8%
Electric Utilities	1,237,761	4.2%
Food & Staples Retailing	347,985	1.2%
Food Products	694,702	2.4%
Independent Power & Renewable Electricity Producers	277,130	0.9%
Media	777,620	2.7%
Metals & Mining	2,603,804	8.9%
Oil, Gas & Consumable Fuels	3,591,212	12.2%
Paper & Forest Products	341,116	1.2%
Transportation Infrastructure	669,356	2.3%
Water Utilities	286,897	1.0%
Wireless Telecommunication Services	1,298,963	4.4%
Other**	3,315,972	11.3%
Total	$29,323,632	100.0%

UltraLatin America ProFund invested in securities with exposure to the following countries as of October 31, 2017:

	Value	% of Net Assets
Argentina	$1,184,340	4.0%
Brazil	16,956,040	57.8%
Chile	2,541,520	8.7%
Colombia	371,611	1.3%
Mexico	4,954,149	16.9%
Other**	3,315,972	11.3%
Total	$29,323,632	100.0%

**                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

UltraMid-Cap ProFund  :: Schedule of Portfolio Investments :: October 31, 2017 (unaudited)

	Shares	Value
Common Stocks (70.4%)
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	4,811	$59,560
Aaron’s, Inc. (Specialty Retail)	2,830	104,144
ABIOMED, Inc.* (Health Care Equipment & Supplies)	1,698	327,578
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	3,679	115,373
ACI Worldwide, Inc.* (Software)	5,094	122,664
Acxiom Corp.* (IT Services)	3,396	85,443
Adtalem Global Education, Inc. (Diversified Consumer Services)	2,830	104,569
AECOM Technology Corp.* (Construction & Engineering)	6,792	238,128
AGCO Corp. (Machinery)	2,830	194,053
Akorn, Inc.* (Pharmaceuticals)	3,962	129,042
Alexander & Baldwin, Inc. (Real Estate Management & Development)	1,981	89,620
Alleghany Corp.* (Insurance)	566	320,481
Allegheny Technologies, Inc.* (Metals & Mining)	4,811	121,141
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	7,924	106,816
AMC Networks, Inc.* - Class A (Media)	2,264	115,192
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	5,943	247,110
American Eagle Outfitters, Inc. (Specialty Retail)	7,358	95,801
American Financial Group, Inc. (Insurance)	3,113	328,390
AptarGroup, Inc. (Containers & Packaging)	2,830	246,408
Aqua America, Inc. (Water Utilities)	7,641	271,103
ARRIS International PLC* (Communications Equipment)	7,641	217,769
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	3,962	331,184
Ashland Global Holdings, Inc. (Chemicals)	2,830	192,383
Aspen Insurance Holdings, Ltd. (Insurance)	2,547	109,266
Associated Banc-Corp. (Banks)	6,509	164,678
Atmos Energy Corp. (Gas Utilities)	4,528	395,022
AutoNation, Inc.* (Specialty Retail)	2,830	134,142
Avis Budget Group, Inc.* (Road & Rail)	3,113	128,411
Avnet, Inc. (Electronic Equipment, Instruments & Components)	5,377	214,005
Avon Products, Inc.* (Personal Products)	18,961	43,231
BancorpSouth, Inc. (Banks)	3,679	116,256
Bank of Hawaii Corp. (Banks)	1,981	161,669
Bank of the Ozarks, Inc. (Banks)	5,377	250,676
Bed Bath & Beyond, Inc. (Specialty Retail)	6,226	123,897
Belden, Inc. (Electronic Equipment, Instruments & Components)	1,698	135,687
Bemis Co., Inc. (Containers & Packaging)	3,962	178,369
Big Lots, Inc. (Multiline Retail)	1,981	101,645
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	849	186,602
Bio-Techne Corp. (Life Sciences Tools & Services)	1,698	222,472
Bioverativ, Inc.* (Biotechnology)	4,811	271,821
Black Hills Corp. (Multi-Utilities)	2,264	147,749
Blackbaud, Inc. (Software)	1,981	200,675
Brinker International, Inc. (Hotels, Restaurants & Leisure)	1,981	60,856
Broadridge Financial Solutions, Inc. (IT Services)	5,094	437,677
Brocade Communications Systems, Inc. (Communications Equipment)	17,829	207,708
Brown & Brown, Inc. (Insurance)	5,094	253,885
Brunswick Corp. (Leisure Products)	3,962	200,675
Buffalo Wild Wings, Inc.* (Hotels, Restaurants & Leisure)	566	66,901
Cable One, Inc. (Media)	283	200,876
Cabot Corp. (Chemicals)	2,830	172,517
CalAtlantic Group, Inc. (Household Durables)	3,396	167,559
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	8,773	97,293
Camden Property Trust (Equity Real Estate Investment Trusts)	3,679	335,673
Carlisle Cos., Inc. (Industrial Conglomerates)	2,830	310,819
Carpenter Technology Corp. (Metals & Mining)	1,981	98,634
Cars.com, Inc.* (Internet Software & Services)	3,113	74,152
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	1,981	191,621
Casey’s General Stores, Inc. (Food & Staples Retailing)	1,698	194,540
Catalent, Inc.* (Pharmaceuticals)	5,377	229,006
Cathay General Bancorp, Inc. (Banks)	3,396	141,953
CDK Global, Inc. (Software)	5,660	359,750
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	1,981	230,370
Chemical Financial Corp. (Banks)	3,113	164,024
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	566	118,039
Ciena Corp.* (Communications Equipment)	6,226	132,427
Cinemark Holdings, Inc. (Media)	4,528	164,548
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	2,830	158,480
Clean Harbors, Inc.* (Commercial Services & Supplies)	2,264	121,147
CNO Financial Group, Inc. (Insurance)	7,358	176,371
Cognex Corp. (Electronic Equipment, Instruments & Components)	3,679	453,068
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	1,132	297,388
Commerce Bancshares, Inc. (Banks)	3,962	230,430
Commercial Metals Co. (Metals & Mining)	5,094	99,231
CommVault Systems, Inc.* (Software)	1,698	88,381
Compass Minerals International, Inc. (Metals & Mining)	1,415	92,824
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	9,056	146,073
Convergys Corp. (IT Services)	3,962	101,942
Cooper Tire & Rubber Co. (Auto Components)	2,264	74,259
Copart, Inc.* (Commercial Services & Supplies)	8,773	318,372
Core Laboratories N.V. (Energy Equipment & Services)	1,981	197,902
Corecivic, Inc. (Equity Real Estate Investment Trusts)	5,094	125,618
CoreLogic, Inc.* (IT Services)	3,679	172,545
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	1,415	156,711

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	4,245	$135,543
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	18,112	163,370
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	1,132	176,739
Crane Co. (Machinery)	2,264	188,184
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	4,245	151,547
Cullen/Frost Bankers, Inc. (Banks)	2,547	250,880
Curtiss-Wright Corp. (Aerospace & Defense)	1,981	234,253
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	14,433	228,907
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	3,962	243,227
Dana Holding Corp. (Auto Components)	6,226	189,831
DCT Industrial Trust, Inc. (Equity Real Estate Investment Trusts)	3,962	229,875
Dean Foods Co. (Food Products)	3,962	38,630
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	1,415	96,560
Deluxe Corp. (Commercial Services & Supplies)	1,981	137,977
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	2,830	47,346
Dick’s Sporting Goods, Inc. (Specialty Retail)	3,679	90,025
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	3,396	65,543
Dillard’s, Inc. - Class A (Multiline Retail)	849	43,129
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	1,981	362,524
Domtar Corp. (Paper & Forest Products)	2,830	133,916
Donaldson Co., Inc. (Machinery)	5,660	267,209
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	6,509	258,993
Dril-Quip, Inc.* (Energy Equipment & Services)	1,698	71,486
DST Systems, Inc. (IT Services)	2,547	149,305
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	3,962	234,035
Dycom Industries, Inc.* (Construction & Engineering)	1,415	124,279
Eagle Materials, Inc. (Construction Materials)	1,981	209,134
East West Bancorp, Inc. (Banks)	6,226	372,564
Eaton Vance Corp. (Capital Markets)	5,094	257,094
Edgewell Personal Care Co.* (Personal Products)	2,547	165,377
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	3,113	108,644
EMCOR Group, Inc. (Construction & Engineering)	2,547	205,059
Endo International PLC* (Pharmaceuticals)	8,773	55,972
Energen Corp.* (Oil, Gas & Consumable Fuels)	4,245	219,467
Energizer Holdings, Inc. (Household Products)	2,547	109,496
EnerSys (Electrical Equipment)	1,981	137,422
Ensco PLCADR - Class A (Energy Equipment & Services)	18,678	100,674
EPR Properties (Equity Real Estate Investment Trusts)	2,830	195,779
Esterline Technologies Corp.* (Aerospace & Defense)	1,132	107,370
F.N.B. Corp. (Banks)	14,150	190,884
FactSet Research Systems, Inc. (Capital Markets)	1,698	322,399
Fair Isaac Corp. (Software)	1,415	205,401
Federated Investors, Inc. - Class B (Capital Markets)	4,245	131,892
First American Financial Corp. (Insurance)	4,811	261,815
First Horizon National Corp. (Banks)	10,188	191,229
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	5,094	157,303
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	3,396	186,169
Flowers Foods, Inc. (Food Products)	7,924	150,794
Fortinet, Inc.* (Software)	6,509	256,520
Frontier Communications Corp. (Diversified Telecommunication Services)	3,396	41,126
Fulton Financial Corp. (Banks)	7,641	139,066
GameStop Corp. - Class A (Specialty Retail)	4,528	84,628
GATX Corp. (Trading Companies & Distributors)	1,698	100,878
Genesee & Wyoming, Inc.* - Class A (Road & Rail)	2,547	182,824
Gentex Corp. (Auto Components)	12,452	241,693
Genworth Financial, Inc.* - Class A (Insurance)	21,791	72,128
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	3,113	99,211
Graco, Inc. (Machinery)	2,547	335,668
Graham Holdings Co. - Class B (Diversified Consumer Services)	283	157,475
Granite Construction, Inc. (Construction & Engineering)	1,698	108,146
Great Plains Energy, Inc. (Electric Utilities)	9,339	306,599
Greif, Inc. - Class A (Containers & Packaging)	1,132	62,860
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	7,075	96,928
Halyard Health, Inc.* (Health Care Equipment & Supplies)	1,981	83,499
Hancock Holding Co. (Banks)	3,679	179,351
Hawaiian Electric Industries, Inc. (Electric Utilities)	4,811	175,409
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	5,377	173,354
HealthSouth Corp. (Health Care Providers & Services)	4,245	195,864
Helen of Troy, Ltd.* (Household Durables)	1,132	105,163
Herman Miller, Inc. (Commercial Services & Supplies)	2,547	85,579
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	4,528	231,154
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	2,830	228,409
HNI Corp. (Commercial Services & Supplies)	1,981	67,790
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	7,641	282,334

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Home BancShares, Inc. (Banks)	6,792	$152,684
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	7,075	202,204
HSN, Inc. (Internet & Direct Marketing Retail)	1,415	53,346
Hubbell, Inc. (Electrical Equipment)	2,264	284,857
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	1,981	461,237
IDACORP, Inc. (Electric Utilities)	2,264	208,356
IDEX Corp. (Machinery)	3,396	435,400
ILG, Inc. (Hotels, Restaurants & Leisure)	4,528	134,346
INC Research Holdings, Inc.* - Class A (Life Sciences Tools & Services)	2,547	145,561
Ingredion, Inc. (Food Products)	3,113	390,214
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	5,660	175,856
InterDigital, Inc. (Communications Equipment)	1,415	103,790
International Bancshares Corp. (Banks)	2,264	91,918
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	1,132	43,978
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	1,698	361,521
ITT, Inc. (Machinery)	3,679	171,589
j2 Global, Inc. (Internet Software & Services)	1,981	146,871
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	7,641	216,087
Jack Henry & Associates, Inc. (IT Services)	3,396	374,001
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	1,415	146,467
Janus Henderson Group PLC (Capital Markets)	7,924	275,359
JBG Smith Properties* (Equity Real Estate Investment Trusts)	3,962	123,654
JetBlue Airways Corp.* (Airlines)	14,150	270,973
John Wiley & Sons, Inc. - Class A (Media)	1,981	108,262
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	1,981	256,520
KB Home (Household Durables)	3,679	100,915
KBR, Inc. (Construction & Engineering)	5,943	116,661
Kemper Corp. (Insurance)	1,981	126,982
Kennametal, Inc. (Machinery)	3,396	148,235
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	7,924	353,965
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	4,245	302,372
Kirby Corp.* (Marine)	2,264	160,404
KLX, Inc.* (Aerospace & Defense)	2,264	124,203
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	5,660	234,607
Knowles Corp.* (Electronic Equipment, Instruments & Components)	3,962	65,611
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	3,679	259,149
Lamb Weston Holding, Inc. (Food Products)	6,226	317,463
Lancaster Colony Corp. (Food Products)	849	106,312
Landstar System, Inc. (Road & Rail)	1,698	167,678
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	4,811	135,718
Legg Mason, Inc. (Capital Markets)	3,679	140,464
Leidos Holdings, Inc. (IT Services)	6,226	389,250
Lennox International, Inc. (Building Products)	1,698	324,539
Liberty Property Trust (Equity Real Estate Investment Trusts)	6,509	279,106
Life Storage, Inc. (Equity Real Estate Investment Trusts)	1,981	160,104
LifePoint Health, Inc.* (Health Care Providers & Services)	1,698	81,759
Lincoln Electric Holdings, Inc. (Machinery)	2,547	233,483
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	849	177,441
LivaNova PLC* (Health Care Equipment & Supplies)	1,981	146,396
Live Nation Entertainment, Inc.* (Media)	5,943	260,184
LogMeIn, Inc. (Internet Software & Services)	2,264	274,057
Louisiana-Pacific Corp.* (Paper & Forest Products)	6,226	169,222
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	3,962	90,215
Mallinckrodt PLC* (Pharmaceuticals)	4,245	134,439
Manhattan Associates, Inc.* (Software)	3,113	130,310
ManpowerGroup, Inc. (Professional Services)	2,830	348,883
MarketAxess Holdings, Inc. (Capital Markets)	1,698	295,452
Masimo Corp.* (Health Care Equipment & Supplies)	1,981	173,853
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	3,962	105,191
MAXIMUS, Inc. (IT Services)	2,830	187,997
MB Financial, Inc. (Banks)	3,679	169,013
MDU Resources Group, Inc. (Multi-Utilities)	8,490	232,202
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	15,848	209,669
Medidata Solutions, Inc.* (Health Care Technology)	2,547	191,610
MEDNAX, Inc.* (Health Care Providers & Services)	3,962	173,496
Mercury General Corp. (Insurance)	1,698	95,037
Meredith Corp. (Media)	1,698	89,994
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	5,094	271,867
Minerals Technologies, Inc. (Chemicals)	1,415	101,739
Molina Healthcare, Inc.* (Health Care Providers & Services)	1,981	134,371
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	1,698	206,596
MSA Safety, Inc. (Commercial Services & Supplies)	1,415	112,493
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	1,981	164,225
MSCI, Inc. - Class A (Capital Markets)	3,962	464,981
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	7,075	189,256
Murphy USA, Inc.* (Specialty Retail)	1,415	105,219
Nabors Industries, Ltd. (Energy Equipment & Services)	12,452	70,105
National Fuel Gas Co. (Gas Utilities)	3,679	213,566

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
National Instruments Corp. (Electronic Equipment, Instruments & Components)	4,528	$203,760
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	6,509	261,532
NCR Corp.* (Technology Hardware, Storage & Peripherals)	5,377	172,548
NetScout Systems, Inc.* (Communications Equipment)	3,962	112,521
New Jersey Resources Corp. (Gas Utilities)	3,679	163,532
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	21,225	266,586
NewMarket Corp. (Chemicals)	283	113,310
Nordson Corp. (Machinery)	2,264	286,826
NorthWestern Corp. (Multi-Utilities)	1,981	117,434
NOW, Inc.* (Trading Companies & Distributors)	4,811	60,234
Nu Skin Enterprises, Inc. - Class A (Personal Products)	2,264	144,013
NuVasive, Inc.* (Health Care Equipment & Supplies)	2,264	128,437
NVR, Inc.* (Household Durables)	283	928,628
Oceaneering International, Inc. (Energy Equipment & Services)	4,245	85,834
Office Depot, Inc. (Specialty Retail)	22,357	69,307
OGE Energy Corp. (Electric Utilities)	8,773	323,198
Old Dominion Freight Line, Inc. (Road & Rail)	2,830	342,797
Old Republic International Corp. (Insurance)	10,754	218,199
Olin Corp. (Chemicals)	7,075	258,450
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	8,490	245,021
ONE Gas, Inc. (Gas Utilities)	2,264	174,283
Orbital ATK, Inc. (Aerospace & Defense)	2,547	338,573
Oshkosh Corp. (Machinery)	3,113	285,026
Owens & Minor, Inc. (Health Care Providers & Services)	2,547	62,580
Owens-Illinois, Inc.* (Containers & Packaging)	7,075	169,022
PacWest Bancorp (Banks)	5,660	273,491
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	1,132	77,033
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	9,339	184,725
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	4,811	139,375
Pinnacle Financial Partners, Inc. (Banks)	3,113	206,081
Pitney Bowes, Inc. (Commercial Services & Supplies)	8,207	112,764
Plantronics, Inc. (Communications Equipment)	1,415	64,184
PNM Resources, Inc. (Electric Utilities)	3,396	147,386
Polaris Industries, Inc. (Leisure Products)	2,547	301,642
PolyOne Corp. (Chemicals)	3,679	169,492
Pool Corp. (Distributors)	1,698	205,084
Post Holdings, Inc.* (Food Products)	2,830	234,691
Potlatch Corp. (Equity Real Estate Investment Trusts)	1,698	87,956
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	2,264	106,182
Primerica, Inc. (Insurance)	1,981	175,319
Prosperity Bancshares, Inc. (Banks)	3,113	204,773
PTC, Inc.* (Software)	5,094	338,496
QEP Resources, Inc.* (Oil, Gas & Consumable Fuels)	10,471	93,715
Quality Care Properties* (Equity Real Estate Investment Trusts)	3,962	62,718
Rayonier, Inc. (Equity Real Estate Investment Trusts)	5,660	169,687
Regal Beloit Corp. (Electrical Equipment)	1,981	160,758
Reinsurance Group of America, Inc. (Insurance)	2,830	422,746
Reliance Steel & Aluminum Co. (Metals & Mining)	3,113	239,203
RenaissanceRe Holdings, Ltd. (Insurance)	1,698	234,935
Rollins, Inc. (Commercial Services & Supplies)	4,245	186,398
Rowan Cos. PLC* - Class A (Energy Equipment & Services)	4,811	68,942
Royal Gold, Inc. (Metals & Mining)	2,830	238,031
RPM International, Inc. (Chemicals)	5,660	301,848
Ryder System, Inc. (Road & Rail)	2,264	183,565
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	6,792	135,297
Sabre Corp. (IT Services)	9,056	177,135
Sally Beauty Holdings, Inc.* (Specialty Retail)	5,660	97,975
Sanderson Farms, Inc. (Food Products)	849	126,985
Science Applications International Corp. (IT Services)	1,981	145,287
SEI Investments Co. (Capital Markets)	5,660	365,127
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	10,188	187,459
Sensient Technologies Corp. (Chemicals)	1,981	150,655
Service Corp. International (Diversified Consumer Services)	8,207	291,020
Signature Bank* (Banks)	2,264	294,343
Silgan Holdings, Inc. (Containers & Packaging)	3,113	91,055
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	1,981	187,997
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	3,396	213,235
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	5,943	189,701
SLM Corp.* (Consumer Finance)	18,678	197,800
SM Energy Co. (Oil, Gas & Consumable Fuels)	4,528	96,582
Snyder’s-Lance, Inc. (Food Products)	3,679	138,441
Sonoco Products Co. (Containers & Packaging)	4,245	219,849
Sotheby’s* - Class A (Diversified Consumer Services)	1,698	87,990
Southwest Gas Corp. (Gas Utilities)	1,981	163,215
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	22,074	122,511
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	5,377	99,421
Steel Dynamics, Inc. (Metals & Mining)	10,471	389,626
STERIS PLC (Health Care Equipment & Supplies)	3,679	343,362
Sterling Bancorp (Banks)	9,622	241,031
Stifel Financial Corp. (Capital Markets)	2,830	150,075
Superior Energy Services, Inc.* (Energy Equipment & Services)	6,509	57,409

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
SVB Financial Group* (Banks)	2,264	$496,449
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	1,415	52,525
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	1,132	152,684
Synovus Financial Corp. (Banks)	5,377	251,912
Take-Two Interactive Software, Inc.* (Software)	4,528	501,023
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	4,245	96,574
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	2,547	120,269
TCF Financial Corp. (Banks)	7,358	134,063
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	1,415	131,270
TEGNA, Inc. (Media)	9,339	114,216
Teledyne Technologies, Inc.* (Aerospace & Defense)	1,415	240,493
Teleflex, Inc. (Health Care Equipment & Supplies)	1,981	469,458
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	3,962	115,492
Tempur Sealy International, Inc.* (Household Durables)	1,981	129,498
Tenet Healthcare Corp.* (Health Care Providers & Services)	3,396	48,495
Teradata Corp.* (IT Services)	5,377	179,861
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	8,490	364,135
Terex Corp. (Machinery)	3,679	173,318
Texas Capital Bancshares, Inc.* (Banks)	2,264	194,817
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	2,830	141,528
The Boston Beer Co., Inc.* - Class A (Beverages)	283	50,388
The Brink’s Co. (Commercial Services & Supplies)	2,264	172,290
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	1,981	88,630
The Chemours Co. (Chemicals)	7,924	448,577
The Dun & Bradstreet Corp. (Professional Services)	1,698	198,377
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	5,377	139,533
The Hain Celestial Group, Inc.* (Food Products)	4,528	163,099
The Hanover Insurance Group, Inc. (Insurance)	1,698	167,049
The Michaels Cos., Inc.* (Specialty Retail)	4,811	93,430
The New York Times Co. - Class A (Media)	5,377	102,701
The Scotts Miracle-Gro Co. - Class A (Chemicals)	1,698	169,155
The Timken Co. (Machinery)	2,830	133,435
The Toro Co. (Machinery)	4,811	302,371
The Ultimate Software Group, Inc.* (Software)	1,132	229,332
The Wendy’s Co. (Hotels, Restaurants & Leisure)	7,924	120,524
Thor Industries, Inc. (Automobiles)	1,981	269,852
Toll Brothers, Inc. (Household Durables)	6,509	299,674
Tootsie Roll Industries, Inc. (Food Products)	849	30,224
Transocean, Ltd.* (Energy Equipment & Services)	16,980	178,290
TreeHouse Foods, Inc.* (Food Products)	2,547	169,070
TRI Pointe Group, Inc.* (Household Durables)	6,509	115,144
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	11,037	451,192
Trinity Industries, Inc. (Machinery)	6,509	211,673
Trustmark Corp. (Banks)	2,830	93,220
Tupperware Brands Corp. (Household Durables)	2,264	133,010
Tyler Technologies, Inc.* (Software)	1,415	250,865
UGI Corp. (Gas Utilities)	7,641	365,697
UMB Financial Corp. (Banks)	1,981	145,663
Umpqua Holdings Corp. (Banks)	9,622	196,866
United Bankshares, Inc. (Banks)	4,528	162,782
United Natural Foods, Inc.* (Food & Staples Retailing)	2,264	87,775
United States Steel Corp. (Metals & Mining)	7,641	193,470
United Therapeutics Corp.* (Biotechnology)	1,981	234,927
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	7,075	123,813
Urban Edge Properties (Equity Real Estate Investment Trusts)	4,528	106,227
Urban Outfitters, Inc.* (Specialty Retail)	3,396	83,270
Valley National Bancorp (Banks)	11,320	130,180
Valmont Industries, Inc. (Construction & Engineering)	849	134,906
Valvoline, Inc. (Chemicals)	8,773	210,727
Vectren Corp. (Multi-Utilities)	3,679	250,686
VeriFone Systems, Inc.* (Electronic Equipment, Instruments & Components)	4,811	91,794
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	4,811	202,447
ViaSat, Inc.* (Communications Equipment)	2,264	147,386
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	5,943	132,232
W.R. Berkley Corp. (Insurance)	4,245	291,122
Wabtec Corp. (Machinery)	3,679	281,444
Washington Federal, Inc. (Thrifts & Mortgage Finance)	3,962	137,878
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	7,924	62,045
Watsco, Inc. (Trading Companies & Distributors)	1,415	235,696
Webster Financial Corp. (Banks)	3,962	217,870
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	5,094	155,112
WellCare Health Plans, Inc.* (Health Care Providers & Services)	1,981	391,723
Werner Enterprises, Inc. (Road & Rail)	1,981	70,623
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	3,113	315,658
Westar Energy, Inc. (Electric Utilities)	6,226	332,967
WEX, Inc.* (IT Services)	1,698	209,856
WGL Holdings, Inc. (Gas Utilities)	2,264	194,025
Williams-Sonoma, Inc. (Specialty Retail)	3,396	175,234
Wintrust Financial Corp. (Banks)	2,547	207,046
Woodward, Inc. (Machinery)	2,264	175,075
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	2,830	78,674

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Worthington Industries, Inc. (Metals & Mining)	1,981	$90,136
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	17,263	194,727
Zebra Technologies Corp.* - Class A (Electronic Equipment, Instruments & Components)	2,264	262,601
TOTAL COMMON STOCKS (Cost $55,060,633)		74,727,486

	Principal Amount	Value
Repurchase Agreements(a)(b) (25.8%)
Repurchase Agreements with various counterparties, rates 0.93%-1.03%, dated 10/31/17, due 11/1/17, total to be received $27,452,745	$27,452,000	$27,452,000
TOTAL REPURCHASE AGREEMENTS (Cost $27,452,000)		27,452,000

TOTAL INVESTMENT SECURITIES (Cost $82,512,633) - 96.2%		102,179,486
Net other assets (liabilities) - 3.8%		4,051,896

NET ASSETS - 100.0%		$106,231,382

*                         Non-income producing security.

(a)                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2017, the aggregate amount held in a segregated account was $15,837,000.

ADR            American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	30	12/18/17	$5,170,904	$5,500,500	$329,596

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
S&P MidCap 400	Goldman Sachs International	11/27/17	1.65%	$47,776,992	$47,672,560	$(102,767)
SPDR S&P MidCap 400 ETF	Goldman Sachs International	11/27/17	1.40%	16,166,992	16,121,599	(47,642)
				$63,943,984	$63,794,159	$(150,409)

S&P MidCap 400	UBS AG	11/27/17	1.65%	$52,799,081	$52,691,894	$(105,493)
SPDR S&P MidCap 400 ETF	UBS AG	11/27/17	1.50%	15,632,364	15,602,947	(32,028)
				$68,431,445	$68,294,841	$(137,521)

				$132,375,429	$132,090,000	$(287,930)

(1)                 Agreements may be terminated at will by either party without penalty.

(2)                 Reflects the floating financing rate, as of October 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

UltraMid-Cap ProFund invested in the following industries as of October 31, 2017:

	Value	% of Net Assets
Aerospace & Defense	$1,506,129	1.4%
Airlines	270,973	0.3%
Auto Components	505,783	0.5%
Automobiles	269,852	0.3%
Banks	6,417,862	5.9%
Beverages	50,388	NM
Biotechnology	506,748	0.5%
Building Products	324,539	0.3%
Capital Markets	2,402,843	2.3%
Chemicals	2,288,853	2.2%
Commercial Services & Supplies	1,314,810	1.2%
Communications Equipment	985,785	0.9%
Construction & Engineering	927,179	0.9%
Construction Materials	209,134	0.2%
Consumer Finance	197,800	0.2%
Containers & Packaging	967,563	0.9%
Distributors	205,084	0.2%
Diversified Consumer Services	641,054	0.6%
Diversified Telecommunication Services	41,126	NM
Electric Utilities	1,493,915	1.4%
Electrical Equipment	583,037	0.5%
Electronic Equipment, Instruments & Components	4,031,490	3.7%
Energy Equipment & Services	1,062,713	1.0%
Equity Real Estate Investment Trusts	6,477,787	6.0%
Food & Staples Retailing	381,736	0.4%
Food Products	1,865,924	1.8%
Gas Utilities	1,669,341	1.6%
Health Care Equipment & Supplies	2,315,860	2.2%
Health Care Providers & Services	1,203,661	1.1%
Health Care Technology	298,426	0.3%
Hotels, Restaurants & Leisure	1,984,835	1.9%
Household Durables	1,979,591	1.9%
Household Products	109,496	0.1%
Industrial Conglomerates	310,819	0.3%
Insurance	3,253,725	3.1%
Internet & Direct Marketing Retail	53,346	0.1%
Internet Software & Services	495,080	0.5%
IT Services	2,610,299	2.5%
Leisure Products	502,317	0.5%
Life Sciences Tools & Services	785,005	0.7%
Machinery	3,822,989	3.6%
Marine	160,404	0.2%
Media	1,155,973	1.1%
Metals & Mining	1,562,296	1.5%
Multiline Retail	144,774	0.1%
Multi-Utilities	748,071	0.7%
Oil, Gas & Consumable Fuels	1,862,126	1.8%
Paper & Forest Products	303,138	0.3%
Personal Products	352,621	0.3%
Pharmaceuticals	654,641	0.6%
Professional Services	547,260	0.5%
Real Estate Management & Development	346,140	0.3%
Road & Rail	1,310,505	1.2%
Semiconductors & Semiconductor Equipment	2,186,526	2.1%
Software	2,683,417	2.5%
Specialty Retail	1,257,072	1.2%
Technology Hardware, Storage & Peripherals	297,651	0.3%
Textiles, Apparel & Luxury Goods	477,882	0.4%
Thrifts & Mortgage Finance	404,464	0.4%
Trading Companies & Distributors	561,033	0.5%
Water Utilities	271,103	0.3%
Wireless Telecommunication Services	115,492	0.1%
Other**	31,503,896	29.6%
Total	$106,231,382	100.0%

**                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                 Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

UltraNASDAQ-100 ProFund  :: Schedule of Portfolio Investments :: October 31, 2017 (unaudited)

	Shares	Value
Common Stocks (53.7%)
Activision Blizzard, Inc. (Software)	22,940	$1,502,341
Adobe Systems, Inc.* (Software)	15,096	2,644,215
Akamai Technologies, Inc.* (Internet Software & Services)	5,180	270,655
Alexion Pharmaceuticals, Inc.* (Biotechnology)	6,808	814,645
Align Technology, Inc.* (Health Care Equipment & Supplies)	2,368	565,905
Alphabet, Inc.* - Class A (Internet Software & Services)	9,028	9,326,285
Alphabet, Inc.* - Class C (Internet Software & Services)	10,656	10,833,316
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	14,652	16,194,562
American Airlines Group, Inc. (Airlines)	14,800	692,936
Amgen, Inc. (Biotechnology)	22,200	3,889,883
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	11,248	1,026,942
Apple, Inc. (Technology Hardware, Storage & Peripherals)	157,324	26,594,049
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	32,560	1,837,361
Autodesk, Inc.* (Software)	6,660	832,234
Automatic Data Processing, Inc. (IT Services)	13,468	1,565,790
Baidu, Inc.*ADR (Internet Software & Services)	8,436	2,057,878
Biogen, Inc.* (Biotechnology)	6,512	2,029,530
BioMarin Pharmaceutical, Inc.* (Biotechnology)	5,328	437,376
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	12,432	3,280,929
CA, Inc. (Software)	12,876	416,925
Celgene Corp.* (Biotechnology)	23,828	2,405,913
Cerner Corp.* (Health Care Technology)	10,064	679,521
Charter Communications, Inc.* - Class A (Media)	7,844	2,621,229
Check Point Software Technologies, Ltd.* (Software)	5,032	592,317
Cintas Corp. (Commercial Services & Supplies)	3,256	485,274
Cisco Systems, Inc. (Communications Equipment)	152,292	5,200,772
Citrix Systems, Inc.* (Software)	4,588	379,015
Cognizant Technology Solutions Corp. (IT Services)	18,056	1,366,298
Comcast Corp. - Class A (Media)	143,264	5,161,802
Costco Wholesale Corp. (Food & Staples Retailing)	13,320	2,145,586
CSX Corp. (Road & Rail)	27,824	1,403,164
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	13,912	666,246
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	6,956	424,803
Discovery Communications, Inc.* - Class A (Media)	4,736	89,416
Discovery Communications, Inc.* - Class C (Media)	6,660	118,615
Dish Network Corp.* - Class A (Media)	6,956	337,644
Dollar Tree, Inc.* (Multiline Retail)	7,252	661,745
eBay, Inc.* (Internet Software & Services)	32,560	1,225,558
Electronic Arts, Inc.* (Software)	9,472	1,132,851
Expedia, Inc. (Internet & Direct Marketing Retail)	4,292	535,041
Express Scripts Holding Co.* (Health Care Providers & Services)	17,612	1,079,440
Facebook, Inc.* - Class A (Internet Software & Services)	72,224	13,004,653
Fastenal Co. (Trading Companies & Distributors)	8,732	410,142
Fiserv, Inc.* (IT Services)	6,364	823,693
Gilead Sciences, Inc. (Biotechnology)	39,812	2,984,307
Hasbro, Inc. (Leisure Products)	3,848	356,286
Henry Schein, Inc.* (Health Care Providers & Services)	4,884	383,882
Hologic, Inc.* (Health Care Equipment & Supplies)	8,584	324,904
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	2,664	442,677
Illumina, Inc.* (Life Sciences Tools & Services)	4,440	911,044
Incyte Corp.* (Biotechnology)	6,216	703,962
Intel Corp. (Semiconductors & Semiconductor Equipment)	143,116	6,510,347
Intuit, Inc. (Software)	7,844	1,184,601
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	3,552	1,333,279
J.B. Hunt Transport Services, Inc. (Road & Rail)	3,404	362,152
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	27,972	1,049,509
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	4,736	515,703
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	4,884	1,018,656
Liberty Global PLC* - Class A (Media)	6,808	210,027
Liberty Global PLC* - Class C (Media)	18,204	544,118
Liberty Interactive Corp.* - Class G (Internet & Direct Marketing Retail)	12,876	292,543
Liberty LiLAC Group* - Class A (Media)	1,480	32,146
Liberty LiLAC Group* - Class C (Media)	3,700	81,400
Liberty Ventures* - Class A (Internet & Direct Marketing Retail)	2,516	143,311
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	11,396	1,361,594
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	8,584	451,003
Mercadolibre, Inc. (Internet Software & Services)	1,332	320,093
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	7,104	673,459
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	33,892	1,501,755
Microsoft Corp. (Software)	234,580	19,512,363
Mondelez International, Inc. - Class A (Food Products)	45,880	1,900,808
Monster Beverage Corp.* (Beverages)	17,316	1,003,116
Mylan N.V.* (Pharmaceuticals)	16,280	581,359
Netease.com, Inc.ADR (Internet Software & Services)	2,368	667,587
Netflix, Inc.* (Internet & Direct Marketing Retail)	13,172	2,587,376
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	6,956	387,797
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	18,352	3,795,377

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
O’Reilly Automotive, Inc.* (Specialty Retail)	2,664	$561,971
PACCAR, Inc. (Machinery)	10,656	764,355
Paychex, Inc. (IT Services)	10,952	698,628
PayPal Holdings, Inc.* (IT Services)	36,704	2,663,241
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	44,992	2,295,042
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	3,256	1,310,931
Ross Stores, Inc. (Specialty Retail)	11,840	751,722
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	8,732	322,822
Shire Pharmaceuticals Group PLCADR (Biotechnology)	2,220	327,739
Sirius XM Holdings, Inc. (Media)	140,600	764,864
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	5,624	640,349
Starbucks Corp. (Hotels, Restaurants & Leisure)	43,956	2,410,547
Symantec Corp. (Software)	18,648	606,060
Tesla Motors, Inc.* (Automobiles)	5,032	1,668,259
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	30,192	2,919,264
The Kraft Heinz Co. (Food Products)	37,148	2,872,655
The Priceline Group, Inc.* (Internet & Direct Marketing Retail)	1,480	2,829,701
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	25,308	1,512,659
Tractor Supply Co. (Specialty Retail)	3,848	231,880
Twenty-First Century Fox, Inc. - Class A (Media)	32,116	839,833
Twenty-First Century Fox, Inc. - Class B (Media)	24,272	617,722
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	1,924	388,244
Verisk Analytics, Inc.* - Class A (Professional Services)	5,032	427,972
Vertex Pharmaceuticals, Inc.* (Biotechnology)	7,696	1,125,386
Viacom, Inc. - Class B (Media)	10,804	259,620
Vodafone Group PLCADR (Wireless Telecommunication Services)	14,208	411,748
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	32,560	2,157,751
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	9,028	805,930
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	3,108	458,399
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	7,548	556,212
TOTAL COMMON STOCKS (Cost $68,210,148)		218,094,542

	Principal Amount	Value
Repurchase Agreements(a)(b) (42.4%)
Repurchase Agreements with various counterparties, rates 0.93%-1.03%, dated 10/31/17, due 11/1/17, total to be received $172,262,676	$172,258,000	$172,258,000
TOTAL REPURCHASE AGREEMENTS (Cost $172,258,000)		172,258,000

TOTAL INVESTMENT SECURITIES (Cost $240,468,148) - 96.1%		390,352,542
Net other assets (liabilities) - 3.9%		15,754,536

NET ASSETS - 100.0%		$406,107,078

*	Non-income producing security.
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2017, the aggregate amount held in a segregated account was $70,394,000.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	354	12/18/17	$42,031,029	$44,244,690	$2,213,661

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	11/27/17	1.75%	$145,560,204	$146,228,138	$659,349
PowerShares QQQ Trust, Series 1 ETF	Goldman Sachs International	11/27/17	1.50%	98,189,071	98,780,113	574,638
				$243,749,275	$245,008,251	$1,233,987

NASDAQ-100 Index	UBS AG	11/27/17	1.60%	$183,958,928	$184,990,618	$1,021,406
PowerShares QQQ Trust, Series 1 ETF	UBS AG	11/27/17	1.70%	119,157,925	119,875,187	694,707
				$303,116,853	$304,865,805	$1,716,113

				$546,866,128	$549,874,056	$2,950,100

(1)	Agreements may be terminated at will by either party without penalty.
(2)

Reflects the floating financing rate, as of October 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

UltraNASDAQ-100 ProFund invested in the following industries as of October 31, 2017:

	Value	% of Net Assets
Airlines	$692,936	0.2%
Automobiles	1,668,259	0.4%
Beverages	1,003,116	0.2%
Biotechnology	16,029,673	3.9%
Commercial Services & Supplies	485,274	0.1%
Communications Equipment	5,200,772	1.3%
Food & Staples Retailing	4,303,337	1.1%
Food Products	4,773,463	1.2%
Health Care Equipment & Supplies	3,091,568	0.8%
Health Care Providers & Services	1,463,322	0.4%
Health Care Technology	679,521	0.2%
Hotels, Restaurants & Leisure	4,618,337	1.1%
Internet & Direct Marketing Retail	24,298,289	6.0%
Internet Software & Services	37,706,024	9.2%
IT Services	7,117,650	1.8%
Leisure Products	356,286	0.1%
Life Sciences Tools & Services	911,044	0.2%
Machinery	764,355	0.2%
Media	11,678,436	2.9%
Multiline Retail	661,745	0.2%
Pharmaceuticals	581,359	0.1%
Professional Services	427,972	0.1%
Road & Rail	1,765,316	0.4%
Semiconductors & Semiconductor Equipment	27,022,399	6.7%
Software	28,802,922	7.0%
Specialty Retail	1,933,817	0.5%
Technology Hardware, Storage & Peripherals	27,722,801	6.8%
Trading Companies & Distributors	410,142	0.1%
Wireless Telecommunication Services	1,924,407	0.5%
Other**	188,012,536	46.3%
Total	$406,107,078	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

UltraShort China ProFund  :: Schedule of Portfolio Investments :: October 31, 2017 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (98.1%)
Repurchase Agreements with various counterparties, rates 0.93%-1.03%, dated 10/31/17, due 11/1/17, total to be received $2,098,057	$2,098,000	$2,098,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,098,000)		2,098,000

TOTAL INVESTMENT SECURITIES (Cost $2,098,000) - 98.1%		2,098,000
Net other assets (liabilities) - 1.9%		40,037

NET ASSETS - 100.0%		$2,138,037

(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2017, the aggregate amount held in a segregated account was $271,000.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
BNY Mellon China Select ADR Index	Goldman Sachs International	11/27/17	(0.20)%	$(812,785)	$(826,631)	$(13,827)
BNY Mellon China Select ADR Index	UBS AG	11/27/17	0.05%	(3,393,558)	(3,450,758)	(57,217)
				$(4,206,343)	$(4,277,389)	$(71,044)

(1)	Agreements may be terminated at will by either party without penalty.
(2)

Reflects the floating financing rate, as of October 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

UltraShort Dow 30 ProFund  :: Schedule of Portfolio Investments :: October 31, 2017 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (94.0%)
Repurchase Agreements with various counterparties, rates 0.93%-1.03%, dated 10/31/17, due 11/1/17, total to be received $3,977,108	$3,977,000	$3,977,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,977,000)		3,977,000

TOTAL INVESTMENT SECURITIES (Cost $3,977,000) - 94.0%		3,977,000
Net other assets (liabilities) - 6.0%		252,193

NET ASSETS - 100.0%		$4,229,193

(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2017, the aggregate amount held in a segregated account was $1,266,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts	10	12/18/17	$(1,105,501)	$(1,166,100)	$(60,599)

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
Dow Jones Industrial Average	Goldman Sachs International	11/27/17	(1.40)%	$(3,611,558)	$(3,603,641)	$8,427
Dow Jones Industrial Average	UBS AG	11/27/17	(1.25)%	(3,690,893)	(3,681,499)	9,920
				$(7,302,451)	$(7,285,140)	$18,347

(1)	Agreements may be terminated at will by either party without penalty.
(2)

Reflects the floating financing rate, as of October 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

UltraShort Emerging Markets ProFund  :: Schedule of Portfolio Investments :: October 31, 2017 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (101.2%)
Repurchase Agreements with various counterparties, rates 0.93%-1.03%, dated 10/31/17, due 11/1/17, total to be received $2,172,059	$2,172,000	$2,172,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,172,000)		2,172,000

TOTAL INVESTMENT SECURITIES (Cost $2,172,000) - 101.2%		2,172,000
Net other assets (liabilities) - (1.2)%		(26,484)

NET ASSETS - 100.0%		$2,145,516

(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2017, the aggregate amount held in a segregated account was $269,000.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
BNY Mellon Emerging Markets 50 ADR Index	Goldman Sachs International	11/27/17	(0.70)%	$(2,525,783)	$(2,539,189)	$(14,049)
BNY Mellon Emerging Markets 50 ADR Index	UBS AG	11/27/17	(0.70)%	(1,737,648)	(1,747,272)	(10,082)
				$(4,263,431)	$(4,286,461)	$(24,131)

(1)	Agreements may be terminated at will by either party without penalty.
(2)

Reflects the floating financing rate, as of October 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

UltraShort International ProFund  :: Schedule of Portfolio Investments :: October 31, 2017 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (101.1%)
Repurchase Agreements with various counterparties, rates 0.93%-1.03%, dated 10/31/17, due 11/1/17, total to be received $2,534,069	$2,534,000	$2,534,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,534,000)		2,534,000

TOTAL INVESTMENT SECURITIES (Cost $2,534,000) - 101.1%		2,534,000
Net other assets (liabilities) - (1.1)%		(26,704)

NET ASSETS - 100.0%		$2,507,296

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2017, the aggregate amount held in a segregated account was $331,000.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
MSCI EAFE Index	Goldman Sachs International	11/27/17	(0.80)%	$(1,518,448)	$(1,527,622)	$(9,169)
MSCI EAFE Index	UBS AG	11/27/17	(0.90)%	(3,462,862)	(3,485,277)	(22,337)
				$(4,981,310)	$(5,012,899)	$(31,506)

(1)                   Agreements may be terminated at will by either party without penalty.

(2)                   Reflects the floating financing rate, as of October 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

UltraShort Japan ProFund  :: Schedule of Portfolio Investments :: October 31, 2017 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a) (85.4%)
Repurchase Agreements with various counterparties, rates 0.93%-1.03%, dated 10/31/17, due 11/1/17, total to be received $2,526,069	$2,526,000	$2,526,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,526,000)		2,526,000

TOTAL INVESTMENT SECURITIES (Cost $2,526,000) - 85.4%		2,526,000
Net other assets (liabilities) - 14.6%		432,683

NET ASSETS - 100.0%		$2,958,683

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	53	12/08/17	$(5,590,601)	$(5,890,950)	$(300,349)

See accompanying notes to schedules of portfolio investments.

UltraShort Latin America ProFund  :: Schedule of Portfolio Investments :: October 31, 2017 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (99.3%)
Repurchase Agreements with various counterparties, rates 0.93%-1.03%, dated 10/31/17, due 11/1/17, total to be received $15,777,428	$15,777,000	$15,777,000
TOTAL REPURCHASE AGREEMENTS (Cost $15,777,000)		15,777,000

TOTAL INVESTMENT SECURITIES (Cost $15,777,000) - 99.3%		15,777,000
Net other assets (liabilities) - 0.7%		106,763

NET ASSETS - 100.0%		$15,883,763

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2017, the aggregate amount held in a segregated account was $832,000.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
BNY Mellon Latin America 35 ADR Index	Goldman Sachs International	11/27/17	(0.60)%	$(5,003,254)	$(4,887,106)	$116,483
BNY Mellon Latin America 35 ADR Index	UBS AG	11/27/17	(0.70)%	(27,410,415)	(26,814,058)	598,375
				$(32,413,669)	$(31,701,164)	$714,858

(1)                   Agreements may be terminated at will by either party without penalty.

(2)                   Reflects the floating financing rate, as of October 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

UltraShort Mid-Cap ProFund  :: Schedule of Portfolio Investments :: October 31, 2017 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (94.3%)
Repurchase Agreements with various counterparties, rates 0.93%-1.03%, dated 10/31/17, due 11/1/17, total to be received $1,429,039	$1,429,000	$1,429,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,429,000)		1,429,000

TOTAL INVESTMENT SECURITIES (Cost $1,429,000) - 94.3%		1,429,000
Net other assets (liabilities) - 5.7%		86,731

NET ASSETS - 100.0%		$1,515,731

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2017, the aggregate amount held in a segregated account was $829,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	1	12/18/17	$(171,813)	$(183,350)	$(11,537)

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
S&P MidCap 400	Goldman Sachs International	11/27/17	(1.25)%	$(599,558)	$(598,248)	$1,263
S&P MidCap 400	UBS AG	11/27/17	(1.20)%	(2,250,721)	(2,244,372)	6,145
				$(2,850,279)	$(2,842,620)	$7,408

(1)                   Agreements may be terminated at will by either party without penalty.

(2)                   Reflects the floating financing rate, as of October 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

UltraShort NASDAQ-100 ProFund  :: Schedule of Portfolio Investments :: October 31, 2017 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (108.1%)
Repurchase Agreements with various counterparties, rates 0.93%-1.03%, dated 10/31/17, due 11/1/17, total to be received $16,179,439	$16,179,000	$16,179,000
TOTAL REPURCHASE AGREEMENTS (Cost $16,179,000)		16,179,000

TOTAL INVESTMENT SECURITIES (Cost $16,179,000) - 108.1%		16,179,000
Net other assets (liabilities) - (8.1)%		(1,208,572)

NET ASSETS - 100.0%		$14,970,428

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2017, the aggregate amount held in a segregated account was $5,213,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	18	12/18/17	$(2,132,876)	$(2,249,730)	$(116,854)

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	11/27/17	(1.50)%	$(12,932,324)	$(13,012,284)	$(79,286)
NASDAQ-100 Index	UBS AG	11/27/17	(1.25)%	(14,585,157)	(14,678,830)	(93,378)
				$(27,517,481)	$(27,691,114)	$(172,664)

(1)                   Agreements may be terminated at will by either party without penalty.

(2)                   Reflects the floating financing rate, as of October 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

UltraShort Small-Cap ProFund  :: Schedule of Portfolio Investments :: October 31, 2017 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (100.7%)
Repurchase Agreements with various counterparties, rates 0.93%-1.03%, dated 10/31/17, due 11/1/17, total to be received $8,375,227	$8,375,000	$8,375,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,375,000)		8,375,000

TOTAL INVESTMENT SECURITIES (Cost $8,375,000) - 100.7%		8,375,000
Net other assets (liabilities) - (0.7)%		(61,295)

NET ASSETS - 100.0%		$8,313,705

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2017, the aggregate amount held in a segregated account was $2,008,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	33	12/18/17	$(2,330,465)	$(2,479,125)	$(148,660)

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
Russell 2000 Index	Goldman Sachs International	11/27/17	(0.85)%	$(9,869,816)	$(9,831,929)	$38,084
Russell 2000 Index	UBS AG	11/27/17	(0.70)%	(4,318,988)	(4,303,539)	15,465
				$(14,188,804)	$(14,135,468)	$53,549

(1)                   Agreements may be terminated at will by either party without penalty.

(2)                   Reflects the floating financing rate, as of October 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: October 31, 2017 (unaudited)

	Shares	Value
Common Stocks (35.0%)
1-800-Flowers.com, Inc.* - Class A (Internet & Direct Marketing Retail)	798	$7,501
2U, Inc.* (Internet Software & Services)	665	42,314
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	1,729	21,405
8x8, Inc.* (Software)	1,596	21,307
A. Schulman, Inc. (Chemicals)	532	20,908
A10 Networks, Inc.* (Software)	1,197	8,750
AAON, Inc. (Building Products)	665	23,275
AAR Corp. (Aerospace & Defense)	532	20,689
Aaron’s, Inc. (Specialty Retail)	1,064	39,155
Abeona Therapeutics, Inc.* (Biotechnology)	1,197	21,486
Abercrombie & Fitch Co. - Class A (Specialty Retail)	1,330	17,862
ABM Industries, Inc. (Commercial Services & Supplies)	931	39,074
Abraxas Petroleum Corp.* (Oil, Gas & Consumable Fuels)	4,256	9,065
Acacia Research Corp.* (Professional Services)	1,729	7,781
Acadia Realty Trust (Equity Real Estate Investment Trusts)	1,330	37,440
Accelerate Diagnostics, Inc.* (Life Sciences Tools & Services)	532	10,560
Acceleron Pharma, Inc.* (Biotechnology)	532	20,748
ACCO Brands Corp.* (Commercial Services & Supplies)	1,862	24,299
Accuray, Inc.* (Health Care Equipment & Supplies)	2,128	10,108
Aceto Corp. (Health Care Providers & Services)	665	6,697
Achaogen, Inc.* (Biotechnology)	532	6,767
Achillion Pharmaceuticals, Inc.* (Biotechnology)	2,660	10,693
ACI Worldwide, Inc.* (Software)	1,862	44,837
Acorda Therapeutics, Inc.* (Biotechnology)	798	21,207
Actua Corp.* (Internet Software & Services)	665	10,274
Actuant Corp. - Class A (Machinery)	1,064	27,132
Acxiom Corp.* (IT Services)	1,330	33,463
Adtalem Global Education, Inc. (Diversified Consumer Services)	931	34,400
ADTRAN, Inc. (Communications Equipment)	931	19,644
Aduro Biotech, Inc.* (Biotechnology)	931	7,401
Advanced Disposal Services, Inc.* (Commercial Services & Supplies)	532	13,257
Advanced Drainage Systems, Inc. (Building Products)	665	13,001
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	665	56,339
AdvanSix, Inc.* (Chemicals)	532	24,616
Advaxis, Inc.* (Biotechnology)	1,064	3,618
Aegion Corp.* (Construction & Engineering)	665	15,488
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	532	32,851
Aerohive Networks, Inc.* (Communications Equipment)	1,330	5,267
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	1,197	37,801
AG Mortgage Investment Trust, Inc. (Mortgage Real Estate Investment Trusts)	665	12,509
Agenus, Inc.* (Biotechnology)	2,261	8,275
Agree Realty Corp. (Equity Real Estate Investment Trusts)	399	18,869
Aimmune Therapeutics, Inc.* (Biotechnology)	665	19,332
Air Transport Services Group, Inc.* (Air Freight & Logistics)	931	22,530
Aircastle, Ltd. (Trading Companies & Distributors)	798	18,561
AK Steel Holding Corp.* (Metals & Mining)	5,187	23,808
Akebia Therapeutics, Inc.* (Biotechnology)	798	14,484
Albany International Corp. - Class A (Machinery)	532	32,106
Alder Biopharmaceuticals, Inc.* (Biotechnology)	931	10,474
Alexander & Baldwin, Inc. (Real Estate Management & Development)	798	36,102
Allegheny Technologies, Inc.* (Metals & Mining)	1,729	43,537
ALLETE, Inc. (Electric Utilities)	798	62,523
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	2,926	39,442
Altisource Residential Corp. (Mortgage Real Estate Investment Trusts)	1,064	11,353
Altra Industrial Motion Corp. (Machinery)	532	25,483
AMAG Pharmaceuticals, Inc.* (Biotechnology)	798	12,529
Ambac Financial Group, Inc.* (Insurance)	931	15,157
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	532	30,026
AMC Entertainment Holdings, Inc. - Class A (Media)	931	12,941
Amedisys, Inc.* (Health Care Providers & Services)	532	25,595
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	665	25,795
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	1,463	26,027
American Eagle Outfitters, Inc. (Specialty Retail)	2,660	34,633
American Equity Investment Life Holding Co. (Insurance)	1,463	43,173
American Outdoor Brands Corp.* (Leisure Products)	931	13,341
American Software, Inc. - Class A (Software)	798	9,903
American States Water Co. (Water Utilities)	665	35,744
American Vanguard Corp. (Chemicals)	665	14,963
Ameris Bancorp (Banks)	665	31,854
Amicus Therapeutics, Inc.* (Biotechnology)	2,527	35,984
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,862	21,543
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	798	35,032
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	798	14,420
Amplify Snack Brands, Inc.* (Food Products)	931	5,949
AmTrust Financial Services, Inc. (Insurance)	1,463	18,375
Anavex Life Sciences Corp.* (Biotechnology)	1,197	5,051
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	798	13,542
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	532	36,548

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	3,458	$6,294
Anworth Mortgage Asset Corp. (Mortgage Real Estate Investment Trusts)	1,995	11,152
Apogee Enterprises, Inc. (Building Products)	532	25,392
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	1,596	28,840
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	665	42,327
Approach Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,995	4,648
Aratana Therapeutics, Inc.* (Pharmaceuticals)	1,197	6,859
ARC Document Solutions, Inc.* (Commercial Services & Supplies)	1,596	7,054
ArcBest Corp. (Road & Rail)	532	17,343
Archrock, Inc. (Energy Equipment & Services)	1,330	15,960
Ardelyx, Inc.* (Biotechnology)	1,330	7,116
Ardmore Shipping Corp.* (Oil, Gas & Consumable Fuels)	931	7,727
Arena Pharmaceuticals, Inc.* (Biotechnology)	798	22,368
Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts)	665	8,632
Argo Group International Holdings, Ltd. (Insurance)	532	33,489
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	931	13,285
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	665	16,658
Armstrong Flooring, Inc.* (Building Products)	532	7,874
Array BioPharma, Inc.* (Biotechnology)	2,926	30,577
Artisan Partners Asset Management, Inc. (Capital Markets)	798	27,451
Ascena Retail Group, Inc.* (Specialty Retail)	4,123	7,999
Ashford Hospitality Prime, Inc. (Equity Real Estate Investment Trusts)	798	7,757
Ashford Hospitality Trust, Inc. (Equity Real Estate Investment Trusts)	1,729	12,155
Aspen Technology, Inc.* (Software)	1,197	77,229
Asterias Biotherapeutics, Inc.* (Biotechnology)	1,463	3,658
Atara Biotherapeutics, Inc.* (Biotechnology)	665	9,443
Athersys, Inc.* (Biotechnology)	4,123	7,586
Atkore International Group, Inc.* (Electrical Equipment)	665	12,841
Atlantic Power Corp.* (Independent Power & Renewable Electricity Producers)	3,192	7,820
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	399	24,479
AtriCure, Inc.* (Health Care Equipment & Supplies)	665	14,258
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	1,330	5,905
Avis Budget Group, Inc.* (Road & Rail)	1,197	49,376
Avista Corp. (Multi-Utilities)	1,064	55,584
AVX Corp. (Electronic Equipment, Instruments & Components)	931	17,540
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	532	17,503
AxoGen, Inc.* (Health Care Equipment & Supplies)	665	13,666
Axon Enterprise, Inc.* (Aerospace & Defense)	931	21,385
Axovant Sciences, Ltd.* (Biotechnology)	665	3,485
Axt, Inc.* (Semiconductors & Semiconductor Equipment)	1,197	11,132
AZZ, Inc. (Electrical Equipment)	399	19,072
B of I Holding, Inc.* (Thrifts & Mortgage Finance)	1,064	28,622
B&G Foods, Inc. - Class A (Food Products)	1,064	33,835
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	1,064	4,660
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	532	23,302
Balchem Corp. (Chemicals)	532	44,842
Banc of California, Inc. (Banks)	798	16,798
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Banks)	532	14,912
BancorpSouth, Inc. (Banks)	1,330	42,028
Bank Mutual Corp. (Thrifts & Mortgage Finance)	1,064	11,252
Bank of Nt Butterfield & Son, Ltd. (The) (Banks)	931	34,773
Bankrate, Inc.* (Internet Software & Services)	1,064	14,790
Banner Corp. (Banks)	532	30,494
Barnes & Noble Education, Inc.* (Specialty Retail)	931	5,074
Barnes & Noble, Inc. (Specialty Retail)	1,463	10,241
Barnes Group, Inc. (Machinery)	798	51,942
Barracuda Networks, Inc.* (Software)	532	12,401
Bazaarvoice, Inc.* (Internet Software & Services)	1,995	9,626
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	931	51,588
Beazer Homes USA, Inc.* (Household Durables)	798	16,742
Belden, Inc. (Electronic Equipment, Instruments & Components)	665	53,140
Bellicum Pharmaceutials, Inc.* (Biotechnology)	798	7,517
Belmond, Ltd.* (Hotels, Restaurants & Leisure)	1,596	20,987
Benchmark Electronics, Inc.* (Electronic Equipment, Instruments & Components)	798	24,698
Beneficial Bancorp, Inc. (Thrifts & Mortgage Finance)	1,197	19,751
Berkshire Hills Bancorp, Inc. (Banks)	665	25,470
Big Lots, Inc. (Multiline Retail)	665	34,121
Bill Barrett Corp.* (Oil, Gas & Consumable Fuels)	2,128	10,491
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	1,862	8,379
BioScrip, Inc.* (Health Care Providers & Services)	3,325	8,412
BioTelemetry, Inc.* (Health Care Providers & Services)	532	15,455
BioTime, Inc.* (Biotechnology)	2,261	5,426
Black Hills Corp. (Multi-Utilities)	798	52,077

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Blackbaud, Inc. (Software)	665	$67,365
Blackhawk Network Holdings, Inc.* (IT Services)	931	31,607
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	1,596	28,377
Blucora, Inc.* (Internet Software & Services)	798	17,317
Blue Hills Bancorp, Inc. (Banks)	532	11,544
Bluebird Bio, Inc.* (Biotechnology)	665	92,501
Blueprint Medicines Corp.* (Biotechnology)	665	44,169
BMC Stock Holdings, Inc.* (Trading Companies & Distributors)	1,064	22,823
Boingo Wireless, Inc.* (Wireless Telecommunication Services)	798	18,657
Boise Cascade Co.* (Paper & Forest Products)	665	23,574
Boston Private Financial Holdings, Inc. (Banks)	1,463	23,262
Bottomline Technologies, Inc.* (Software)	665	21,652
Box, Inc.* - Class A (Internet Software & Services)	1,330	29,194
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	1,330	38,876
Brady Corp. - Class A (Commercial Services & Supplies)	798	30,364
Briggs & Stratton Corp. (Machinery)	798	20,110
Brightcove, Inc.* (Internet Software & Services)	1,064	8,512
Brinker International, Inc. (Hotels, Restaurants & Leisure)	798	24,515
Bristow Group, Inc. (Energy Equipment & Services)	1,064	10,044
BroadSoft, Inc.* (Software)	532	29,180
Brookline Bancorp, Inc. (Banks)	1,330	20,482
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	1,197	41,165
Builders FirstSource, Inc.* (Building Products)	1,596	28,760
C&J Energy Services, Inc.* (Energy Equipment & Services)	798	22,735
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	399	38,571
CACI International, Inc.* - Class A (IT Services)	399	57,356
Caesars Entertainment Corp.* (Hotels, Restaurants & Leisure)	2,660	34,447
CalAmp Corp.* (Communications Equipment)	665	15,115
Caleres, Inc. (Specialty Retail)	798	21,809
Calgon Carbon Corp. (Chemicals)	931	20,203
California Resources Corp.* (Oil, Gas & Consumable Fuels)	931	10,269
California Water Service Group (Water Utilities)	798	33,516
Calithera Biosciences, Inc.* (Biotechnology)	798	12,848
Calix, Inc.* (Communications Equipment)	1,197	6,584
Callaway Golf Co. (Leisure Products)	1,596	23,031
Callidus Software, Inc.* (Software)	1,064	26,972
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	3,192	35,400
Cal-Maine Foods, Inc.* (Food Products)	532	23,940
Cambrex Corp.* (Life Sciences Tools & Services)	532	23,009
Cantel Medical Corp. (Health Care Equipment & Supplies)	532	52,179
Capital Bank Financial Corp. - Class A (Banks)	532	21,599
Capital Senior Living Corp.* (Health Care Providers & Services)	665	8,845
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	2,128	29,345
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	1,729	15,250
Cara Therapeutics, Inc.* (Biotechnology)	665	8,339
Carbonite, Inc.* (Internet Software & Services)	532	12,076
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	532	12,805
Cardtronics PLC* - Class A (IT Services)	798	18,274
Career Education Corp.* (Diversified Consumer Services)	1,330	14,204
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	1,197	22,623
Carpenter Technology Corp. (Metals & Mining)	798	39,733
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	1,064	18,822
Carrols Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	798	8,978
Cars.com, Inc.* (Internet Software & Services)	1,197	28,513
Cascadian Therapeutics, Inc.* (Biotechnology)	1,729	7,936
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	798	14,731
Castle Brands, Inc.* (Beverages)	3,591	4,273
Castlight Health, Inc.* - Class B (Health Care Technology)	1,995	7,681
Catalent, Inc.* (Pharmaceuticals)	1,862	79,302
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	2,793	7,988
CatchMark Timber Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	931	11,917
Cathay General Bancorp, Inc. (Banks)	1,197	50,035
CBIZ, Inc.* (Professional Services)	931	15,780
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)	2,926	22,940
CECO Environmental Corp. (Commercial Services & Supplies)	798	6,998
Cedar Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,995	10,853
Celldex Therapeutics, Inc.* (Biotechnology)	3,458	8,438
Cempra, Inc.* (Pharmaceuticals)	1,729	3,977
CenterState Banks, Inc. (Banks)	931	24,802
Central European Media Enterprises, Ltd.* - Class A (Media)	2,128	9,789
Central Garden & Pet Co.* - Class A (Household Products)	665	24,545
Central Pacific Financial Corp. (Banks)	532	16,556
Century Aluminum Co.* (Metals & Mining)	931	13,034
Cerus Corp.* (Health Care Equipment & Supplies)	3,192	9,161
ChannelAdvisor Corp.* (Internet Software & Services)	665	7,481
Chart Industries, Inc.* (Machinery)	532	23,142

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	798	$17,357
Chegg, Inc.* (Diversified Consumer Services)	1,463	22,691
Chemical Financial Corp. (Banks)	1,064	56,062
ChemoCentryx, Inc.* (Biotechnology)	931	6,117
Chesapeake Lodging Trust (Equity Real Estate Investment Trusts)	1,064	29,686
Chicago Bridge & Iron Co. N.V. (Construction & Engineering)	1,729	24,102
Chico’s FAS, Inc. (Specialty Retail)	2,261	18,065
Chimerix, Inc.* (Biotechnology)	1,463	7,198
Ciena Corp.* (Communications Equipment)	2,128	45,263
Cimpress N.V.* (Internet Software & Services)	399	43,547
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	798	15,242
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	931	52,136
Citizens, Inc.* (Insurance)	1,197	9,073
City Office REIT, Inc. (Equity Real Estate Investment Trusts)	798	10,406
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	3,591	8,439
Clear Channel Outdoor Holdings, Inc. (Media)	1,596	6,065
Cleveland-Cliffs, Inc.* (Metals & Mining)	4,921	29,329
Cloud Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,261	9,609
Clovis Oncology, Inc.* (Biotechnology)	665	50,121
CNO Financial Group, Inc. (Insurance)	2,660	63,760
CoBiz Financial, Inc. (Banks)	798	16,311
Codexis, Inc.* (Chemicals)	1,463	8,997
Coeur Mining, Inc.* (Metals & Mining)	3,059	23,218
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	665	35,845
Coherus Biosciences, Inc.* (Biotechnology)	798	8,978
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	665	17,157
Columbia Banking System, Inc. (Banks)	931	40,508
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	532	33,186
Comfort Systems USA, Inc. (Construction & Engineering)	665	29,460
CommerceHub, Inc.* (Internet Software & Services)	665	14,184
Commercial Metals Co. (Metals & Mining)	1,862	36,272
Commercial Vehicle Group, Inc.* (Machinery)	798	6,480
Community Bank System, Inc. (Banks)	798	44,121
Community Health Systems, Inc.* (Health Care Providers & Services)	1,862	10,986
CommVault Systems, Inc.* (Software)	665	34,613
Compass Minerals International, Inc. (Metals & Mining)	532	34,899
Conatus Pharmaceuticals, Inc.* (Biotechnology)	1,197	5,494
ConforMIS, Inc.* (Health Care Equipment & Supplies)	1,463	5,179
CONMED Corp. (Health Care Equipment & Supplies)	532	27,781
ConnectOne Bancorp, Inc. (Banks)	665	17,855
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	931	17,847
Contango Oil & Gas Co.* (Oil, Gas & Consumable Fuels)	931	3,715
Continental Building Products, Inc.* (Building Products)	665	17,756
Control4 Corp.* (Electronic Equipment, Instruments & Components)	532	15,667
Convergys Corp. (IT Services)	1,463	37,643
Cooper Tire & Rubber Co. (Auto Components)	931	30,537
Corbus Pharmaceuticals Holdings, Inc.* (Biotechnology)	1,330	9,443
Corcept Therapeutics, Inc.* (Pharmaceuticals)	1,729	34,044
Core-Mark Holding Co., Inc. (Distributors)	798	27,180
Corindus Vascular Robotics, Inc.* - Class I (Health Care Equipment & Supplies)	3,857	4,397
Cornerstone OnDemand, Inc.* (Internet Software & Services)	798	30,611
Costamare, Inc. (Marine)	1,064	6,607
Cotiviti Holdings, Inc.* (Health Care Technology)	532	18,705
Coupa Software, Inc.* (Internet Software & Services)	532	18,487
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	6,384	57,584
Covanta Holding Corp. (Commercial Services & Supplies)	1,995	32,120
Cowen Group, Inc.* - Class A (Capital Markets)	665	9,975
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	798	16,479
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	1,596	56,977
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	1,596	16,279
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	798	10,893
CryoLife, Inc.* (Health Care Equipment & Supplies)	665	12,934
CSG Systems International, Inc. (IT Services)	532	22,525
CTS Corp. (Electronic Equipment, Instruments & Components)	665	18,088
Cubic Corp. (Aerospace & Defense)	399	21,765
Curis, Inc.* (Biotechnology)	3,990	6,304
Curtiss-Wright Corp. (Aerospace & Defense)	665	78,637
Customers Bancorp, Inc.* (Banks)	532	14,545
CVB Financial Corp. (Banks)	1,596	38,081
CYS Investments, Inc. (Mortgage Real Estate Investment Trusts)	2,660	21,280
Cytokinetics, Inc.* (Biotechnology)	931	12,708
Cytomx Therapeutics, Inc.* (Biotechnology)	665	13,300
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	931	9,561
Dana Holding Corp. (Auto Components)	2,261	68,937
Darling Ingredients, Inc.* (Food Products)	2,660	48,545
Dave & Buster’s Entertainment, Inc.* (Hotels, Restaurants & Leisure)	665	32,053
Dean Foods Co. (Food Products)	1,463	14,264
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	532	36,304

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Del Taco Restaurants, Inc.* (Hotels, Restaurants & Leisure)	798	$10,127
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	1,064	27,717
Deluxe Corp. (Commercial Services & Supplies)	798	55,581
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	8,246	10,143
Denny’s Corp.* (Hotels, Restaurants & Leisure)	1,330	17,383
Depomed, Inc.* (Pharmaceuticals)	1,197	5,793
Dermira, Inc.* (Pharmaceuticals)	665	17,802
DHI Group, Inc.* (Internet Software & Services)	2,261	4,974
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	2,128	8,384
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	1,197	20,026
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	3,192	34,665
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	1,197	23,102
Digi International, Inc.* (Communications Equipment)	798	8,299
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	665	14,663
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	665	22,836
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	931	19,598
Donnelley Financial Solutions, Inc.* (Capital Markets)	532	11,438
Dorman Products, Inc.* (Auto Components)	399	27,575
Dril-Quip, Inc.* (Energy Equipment & Services)	665	27,997
Drive Shack, Inc. (Hotels, Restaurants & Leisure)	2,128	7,767
DSW, Inc. - Class A (Specialty Retail)	1,197	22,923
Durect Corp.* (Pharmaceuticals)	5,054	4,030
Dycom Industries, Inc.* (Construction & Engineering)	532	46,726
Dynavax Technologies Corp.* (Biotechnology)	1,197	26,334
Dynegy, Inc.* (Independent Power & Renewable Electricity Producers)	2,128	26,494
Dynex Capital, Inc. (Mortgage Real Estate Investment Trusts)	1,197	8,379
Eagle Bancorp, Inc.* (Banks)	532	35,458
Eagle Bulk Shipping, Inc.* (Marine)	1,330	6,251
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	665	13,380
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	532	48,194
Ebix, Inc. (Software)	399	27,112
Echo Global Logistics, Inc.* (Air Freight & Logistics)	665	15,993
Eclipse Resources Corp.* (Oil, Gas & Consumable Fuels)	2,793	6,200
Editas Medicine, Inc.* (Biotechnology)	798	19,790
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,197	41,775
El Paso Electric Co. (Electric Utilities)	665	38,238
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	798	20,509
Electro Scientific Industries, Inc.* (Electronic Equipment, Instruments & Components)	931	16,656
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	798	24,626
Ellie Mae, Inc.* (Software)	532	47,853
EMCOR Group, Inc. (Construction & Engineering)	931	74,954
EMCORE Corp.* (Communications Equipment)	798	6,584
Emergent BioSolutions, Inc.* (Biotechnology)	665	27,258
Employers Holdings, Inc. (Insurance)	532	25,376
Encore Capital Group, Inc.* (Consumer Finance)	399	18,534
Endologix, Inc.* (Health Care Equipment & Supplies)	1,995	10,574
Endurance International Group Holdings, Inc.* (Internet Software & Services)	1,330	10,906
Energy Recovery, Inc.* (Machinery)	1,064	8,203
Energy XXI Gulf Coast, Inc.* (Oil, Gas & Consumable Fuels)	532	4,549
EnerSys (Electrical Equipment)	665	46,131
Ennis, Inc. (Commercial Services & Supplies)	532	10,720
Enova International, Inc.* (Consumer Finance)	798	11,850
Ensco PLCADR - Class A (Energy Equipment & Services)	5,054	27,241
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	2,261	74,048
Entercom Communications Corp. - Class A (Media)	798	8,818
Entravision Communications Corp. - Class A (Media)	1,596	8,299
Envestnet, Inc.* (Internet Software & Services)	665	35,511
Enzo Biochem, Inc.* (Life Sciences Tools & Services)	931	9,170
EP Energy Corp.* - Class A (Oil, Gas & Consumable Fuels)	1,463	3,950
EPAM Systems, Inc.* (IT Services)	798	72,739
Epizyme, Inc.* (Biotechnology)	931	15,548
Eros International PLC* (Media)	798	9,776
ESCO Technologies, Inc. (Machinery)	399	23,122
Essendant, Inc. (Commercial Services & Supplies)	798	7,725
Essent Group, Ltd.* (Thrifts & Mortgage Finance)	1,197	51,016
Esterline Technologies Corp.* (Aerospace & Defense)	399	37,845
Ethan Allen Interiors, Inc. (Household Durables)	532	15,827
Etsy, Inc.* (Internet & Direct Marketing Retail)	1,995	33,318
Evercore Partners, Inc. - Class A (Capital Markets)	665	53,266
Everi Holdings, Inc.* (IT Services)	1,463	12,128
EVERTEC, Inc. (IT Services)	1,064	15,960
Evolent Health, Inc.* (Health Care Technology)	665	10,806
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	931	6,889

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Exact Sciences Corp.* (Biotechnology)	1,729	$95,077
ExlService Holdings, Inc.* (IT Services)	532	33,207
Exponent, Inc. (Professional Services)	399	29,466
Express, Inc.* (Specialty Retail)	1,729	11,705
Exterran Corp.* (Energy Equipment & Services)	665	21,460
Extreme Networks, Inc.* (Communications Equipment)	1,995	23,940
EZCORP, Inc.* - Class A (Consumer Finance)	1,197	12,269
Fabrinet* (Electronic Equipment, Instruments & Components)	665	24,725
Fair Isaac Corp. (Software)	532	77,224
Fairmount Santrol Holdings, Inc.* (Energy Equipment & Services)	3,059	13,184
Farmers National Banc Corp. (Banks)	665	9,643
Farmland Partners, Inc. (Equity Real Estate Investment Trusts)	931	7,774
Fate Therapeutics, Inc.* (Biotechnology)	1,862	8,882
FCB Financial Holdings, Inc.* - Class A (Banks)	532	24,844
Federal Signal Corp. (Machinery)	1,064	22,716
Ferro Corp.* (Chemicals)	1,463	34,849
FibroGen, Inc.* (Biotechnology)	931	51,996
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	532	8,805
Financial Engines, Inc. (Capital Markets)	931	33,608
Finisar Corp.* (Communications Equipment)	1,729	40,701
First Bancorp (Banks)	532	19,524
First BanCorp.* (Banks)	3,059	15,754
First Busey Corp. (Banks)	532	16,556
First Commonwealth Financial Corp. (Banks)	1,729	25,174
First Financial Bancorp (Banks)	1,064	29,047
First Financial Bankshares, Inc. (Banks)	1,064	48,572
First Foundation, Inc.* (Banks)	665	12,309
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,862	57,499
First Interstate Bancsys (Banks)	532	20,908
First Merchants Corp. (Banks)	665	28,595
First Midwest Bancorp, Inc. (Banks)	1,596	36,852
First of Long Island Corp. (The) (Banks)	532	16,785
FirstCash, Inc. (Consumer Finance)	798	50,952
Fitbit, Inc.* (Electronic Equipment, Instruments & Components)	3,325	20,416
Five Below, Inc.* (Specialty Retail)	798	44,090
Five Prime Therapeutics, Inc.* (Biotechnology)	532	23,866
Five9, Inc.* (Internet Software & Services)	931	23,489
Flexion Therapeutics, Inc.* (Biotechnology)	665	14,637
Flotek Industries, Inc.* (Chemicals)	1,197	5,889
Fluidigm Corp.* (Life Sciences Tools & Services)	1,463	8,485
Flushing Financial Corp. (Banks)	532	15,949
FNFV Group* (Diversified Financial Services)	1,197	20,649
Forestar Group, Inc.* (Real Estate Management & Development)	798	14,204
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	1,330	24,206
Fortress Biotech, Inc.* (Biotechnology)	1,463	5,472
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	1,197	17,237
Forward Air Corp. (Air Freight & Logistics)	532	30,558
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	1,064	8,384
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	1,064	26,260
Fox Factory Holding Corp.* (Auto Components)	665	28,296
Francesca’s Holdings Corp.* (Specialty Retail)	931	6,024
Franklin Electric Co., Inc. (Machinery)	798	36,309
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	1,862	18,620
Frank’s International NV (Energy Equipment & Services)	1,197	7,912
Fred’s, Inc. - Class A (Multiline Retail)	931	4,106
Fresh Del Monte Produce, Inc. (Food Products)	532	23,679
Freshpet, Inc.* (Food Products)	665	10,341
Frontier Communications Corp. (Diversified Telecommunication Services)	1,330	16,106
Frontline, Ltd. (Oil, Gas & Consumable Fuels)	1,862	11,340
FTI Consulting, Inc.* (Professional Services)	665	28,429
Fulton Financial Corp. (Banks)	2,660	48,412
FutureFuel Corp. (Chemicals)	665	10,095
GAIN Capital Holdings, Inc. (Capital Markets)	1,197	8,834
Gannett Co., Inc. (Media)	2,128	18,514
GasLog, Ltd. (Oil, Gas & Consumable Fuels)	798	13,766
Gastar Exploration, Inc.* (Oil, Gas & Consumable Fuels)	5,985	4,908
GATX Corp. (Trading Companies & Distributors)	665	39,508
GCP Applied Technologies, Inc.* (Chemicals)	1,197	35,012
Gener8 Maritime, Inc.* (Oil, Gas & Consumable Fuels)	1,463	6,744
Generac Holdings, Inc.* (Electrical Equipment)	931	48,497
General Cable Corp. (Electrical Equipment)	931	19,504
General Communication, Inc.* - Class A (Diversified Telecommunication Services)	532	21,753
Genesis Healthcare, Inc.* (Health Care Providers & Services)	2,793	2,728
GenMark Diagnostics, Inc.* (Health Care Equipment & Supplies)	931	6,936
Genocea Biosciences, Inc.* (Biotechnology)	1,197	1,389
Gentherm, Inc.* (Auto Components)	665	22,278
Genworth Financial, Inc.* - Class A (Insurance)	8,246	27,294
Geron Corp.* (Biotechnology)	3,591	8,080
Getty Realty Corp. (Equity Real Estate Investment Trusts)	532	15,114
Gibraltar Industries, Inc.* (Building Products)	532	17,689
Gigamon, Inc.* (Software)	665	25,603
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	798	20,221
Glacier Bancorp, Inc. (Banks)	1,197	45,438

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts)	532	$11,523
Glaukos Corp.* (Health Care Equipment & Supplies)	532	18,785
Global Blood Therapeutics, Inc.* (Biotechnology)	665	26,467
Global Eagle Entertainment, Inc.* (Media)	2,128	5,171
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	1,197	25,855
Globalstar, Inc.* (Diversified Telecommunication Services)	8,246	13,276
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	1,197	38,148
Glu Mobile, Inc.* (Software)	3,059	12,267
Gms, Inc.* (Trading Companies & Distributors)	399	13,586
GNC Holdings, Inc. - Class A (Specialty Retail)	1,463	10,007
Gogo, Inc.* (Internet Software & Services)	1,197	11,898
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	1,596	33,723
Gold Resource Corp. (Metals & Mining)	1,729	6,276
GoPro, Inc.* - Class A (Household Durables)	1,995	20,808
Government Properties Income Trust (Equity Real Estate Investment Trusts)	1,197	21,749
Gramercy Property Trust, Inc. (Equity Real Estate Investment Trusts)	2,261	67,151
Grand Canyon Education, Inc.* (Diversified Consumer Services)	665	59,525
Granite Construction, Inc. (Construction & Engineering)	665	42,354
Gray Television, Inc.* (Media)	1,197	18,637
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	1,729	8,818
Great Western Bancorp, Inc. (Banks)	931	37,789
Green Dot Corp.* - Class A (Consumer Finance)	798	45,183
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	665	12,236
Greenhill & Co., Inc. (Capital Markets)	532	9,736
Greenlight Capital Re, Ltd.* - Class A (Insurance)	665	14,663
Greif, Inc. - Class A (Containers & Packaging)	399	22,156
Griffon Corp. (Building Products)	532	11,997
Groupon, Inc.* (Internet & Direct Marketing Retail)	6,118	29,183
GrubHub, Inc.* (Internet Software & Services)	1,330	81,156
GTT Communications, Inc.* (Internet Software & Services)	532	19,391
Guaranty BanCorp (Banks)	532	15,135
GUESS?, Inc. (Specialty Retail)	1,197	19,403
H&E Equipment Services, Inc. (Trading Companies & Distributors)	665	21,905
H.B. Fuller Co. (Chemicals)	798	45,382
Haemonetics Corp.* (Health Care Equipment & Supplies)	798	37,953
Halcon Resources Corp.* (Oil, Gas & Consumable Fuels)	1,596	10,502
Halozyme Therapeutics, Inc.* (Biotechnology)	1,862	33,013
Halyard Health, Inc.* (Health Care Equipment & Supplies)	798	33,636
Hancock Holding Co. (Banks)	1,330	64,838
Hanmi Financial Corp. (Banks)	532	16,359
Hannon Armstrong Sustainable, Inc. (Mortgage Real Estate Investment Trusts)	931	22,400
Harmonic, Inc.* (Communications Equipment)	1,862	6,889
Harsco Corp.* (Machinery)	1,330	28,263
Hawaiian Holdings, Inc.* (Airlines)	798	26,733
HC2 Holdings, Inc. (Construction & Engineering)	1,197	6,500
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,729	55,743
Healthcare Services Group, Inc. (Commercial Services & Supplies)	1,064	56,274
HealthEquity, Inc.* (Health Care Providers & Services)	798	40,075
HealthSouth Corp. (Health Care Providers & Services)	1,330	61,365
HealthStream, Inc.* (Health Care Technology)	532	13,013
Heartland Express, Inc. (Road & Rail)	931	19,858
Heartland Financial USA, Inc. (Banks)	399	19,651
Hecla Mining Co. (Metals & Mining)	6,384	30,132
Helen of Troy, Ltd.* (Household Durables)	399	37,067
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	2,660	18,141
Herc Holdings, Inc.* (Trading Companies & Distributors)	399	19,336
Heritage Commerce Corp. (Banks)	798	12,273
Heritage Financial Corp. (Banks)	532	16,226
Heritage Insurance Holdings, Inc. (Insurance)	665	10,667
Herman Miller, Inc. (Commercial Services & Supplies)	931	31,282
Heron Therapeutics, Inc.* (Biotechnology)	931	14,291
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	798	14,117
Hertz Global Holdings, Inc.* (Road & Rail)	1,197	29,769
HFF, Inc. - Class A (Real Estate Management & Development)	665	29,167
Hill International, Inc.* (Professional Services)	1,330	7,049
Hillenbrand, Inc. (Machinery)	1,064	42,081
Hilltop Holdings, Inc. (Banks)	1,197	28,201
HMS Holdings Corp.* (Health Care Technology)	1,463	28,148
HNI Corp. (Commercial Services & Supplies)	665	22,756
Home BancShares, Inc. (Banks)	1,995	44,848
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	532	15,455
Hope Bancorp, Inc. (Banks)	2,128	39,262
Horace Mann Educators Corp. (Insurance)	665	29,127
Horizon Global Corp.* (Auto Components)	665	10,793
Horizon Pharma PLC* (Pharmaceuticals)	2,660	36,070
Hortonworks, Inc.* (Internet Software & Services)	931	15,371
Hostess Brands, Inc.* (Food Products)	1,330	15,335
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	1,729	17,117

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Hovnanian Enterprises, Inc.* - Class A (Household Durables)	3,591	$8,690
HRG Group, Inc.* (Household Products)	1,862	30,202
HSN, Inc. (Internet & Direct Marketing Retail)	532	20,056
Hub Group, Inc.* - Class A (Air Freight & Logistics)	532	23,036
Hubspot, Inc.* (Software)	532	46,045
Hudson Technologies, Inc.* (Commercial Services & Supplies)	1,064	6,299
Huttig Building Products, Inc.* (Trading Companies & Distributors)	931	6,256
IBERIABANK Corp. (Banks)	798	58,853
Iconix Brand Group, Inc.* (Textiles, Apparel & Luxury Goods)	1,330	2,181
IDACORP, Inc. (Electric Utilities)	798	73,439
Idera Pharmaceuticals, Inc.* (Biotechnology)	3,990	6,224
Ignyta, Inc.* (Biotechnology)	1,197	18,434
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	931	42,081
ILG, Inc. (Hotels, Restaurants & Leisure)	1,729	51,299
IMAX Corp.* (Media)	931	22,577
Immersion Corp.* (Technology Hardware, Storage & Peripherals)	931	7,522
ImmunoGen, Inc.* (Biotechnology)	2,128	12,342
Immunomedics, Inc.* (Biotechnology)	1,995	21,386
Impax Laboratories, Inc.* (Pharmaceuticals)	1,330	24,140
Imperva, Inc.* (Software)	532	22,716
INC Research Holdings, Inc.* - Class A (Life Sciences Tools & Services)	798	45,606
Independence Contract Drilling, Inc.* (Energy Equipment & Services)	1,463	4,740
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,463	14,849
Independent Bank Corp. (Banks)	399	28,768
Infinera Corp.* (Communications Equipment)	2,394	20,038
Information Services Group, Inc.* (IT Services)	1,463	5,969
InfraREIT, Inc. (Equity Real Estate Investment Trusts)	798	17,875
Ingevity Corp.* (Chemicals)	665	47,368
InnerWorkings, Inc.* (Commercial Services & Supplies)	1,064	11,576
Innospec, Inc. (Chemicals)	399	24,678
Innoviva, Inc.* (Pharmaceuticals)	1,463	17,907
Inovalon Holdings, Inc.* (Health Care Technology)	1,197	20,050
Inovio Pharmaceuticals, Inc.* (Biotechnology)	1,463	8,529
Inphi Corp.* (Semiconductors & Semiconductor Equipment)	665	27,252
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	665	29,958
Insmed, Inc.* (Biotechnology)	1,197	32,331
Insulet Corp.* (Health Care Equipment & Supplies)	931	54,752
Insys Therapeutics, Inc.* (Biotechnology)	665	3,425
Integer Holdings Corp.* (Health Care Equipment & Supplies)	532	25,855
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	931	43,552
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	2,128	66,117
Intelsat S.A.* (Diversified Telecommunication Services)	1,729	7,521
InterDigital, Inc. (Communications Equipment)	532	39,022
Interface, Inc. (Commercial Services & Supplies)	1,064	24,259
Internap Corp.* (Internet Software & Services)	2,394	11,132
International Bancshares Corp. (Banks)	931	37,799
International Seaways, Inc.* (Oil, Gas & Consumable Fuels)	665	13,393
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	532	20,668
Intersect ENT, Inc.* (Pharmaceuticals)	532	15,774
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	931	14,514
Intrepid Potash, Inc.* (Chemicals)	2,926	11,763
Invacare Corp. (Health Care Equipment & Supplies)	798	12,369
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	1,862	32,063
Investment Technology Group, Inc. (Capital Markets)	665	15,608
Investors Bancorp, Inc. (Banks)	3,990	54,863
Investors Real Estate Trust (Equity Real Estate Investment Trusts)	2,394	14,005
Invitae Corp.* (Biotechnology)	931	7,858
Iovance Biotherapeutics, Inc.* (Biotechnology)	1,463	11,375
Iridium Communications, Inc.* (Diversified Telecommunication Services)	1,596	19,152
iRobot Corp.* (Household Durables)	399	26,809
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	2,128	32,729
iStar Financial, Inc.* (Equity Real Estate Investment Trusts)	1,330	15,561
Iteris, Inc.* (Electronic Equipment, Instruments & Components)	1,064	7,352
Itron, Inc.* (Electronic Equipment, Instruments & Components)	532	41,576
IXYS Corp.* (Semiconductors & Semiconductor Equipment)	665	16,426
J.C. Penney Co., Inc.* (Multiline Retail)	5,320	14,896
j2 Global, Inc. (Internet Software & Services)	665	49,303
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	532	55,066
Jagged Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	798	11,084
John Bean Technologies Corp. (Machinery)	532	56,871
Jones Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	2,793	3,575
K12, Inc.* (Diversified Consumer Services)	665	10,786
K2M Group Holdings, Inc.* (Health Care Equipment & Supplies)	798	15,713
Kaman Corp. - Class A (Trading Companies & Distributors)	399	22,320
KapStone Paper & Packaging Corp. (Paper & Forest Products)	1,463	32,859
Karyopharm Therapeutics, Inc.* (Biotechnology)	931	9,506
KB Home (Household Durables)	1,330	36,482

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
KBR, Inc. (Construction & Engineering)	2,394	$46,994
Keane Group, Inc.* (Energy Equipment & Services)	665	10,268
Kearny Financial Corp. (Thrifts & Mortgage Finance)	1,463	22,018
Kelly Services, Inc. - Class A (Professional Services)	665	17,496
KEMET Corp.* (Electronic Equipment, Instruments & Components)	931	23,917
Kemper Corp. (Insurance)	665	42,627
Kennametal, Inc. (Machinery)	1,197	52,249
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	1,463	28,455
Keryx Biopharmaceuticals, Inc.* (Biotechnology)	1,729	11,204
Kforce, Inc. (Professional Services)	532	11,145
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	665	14,630
Kimball International, Inc. - Class B (Commercial Services & Supplies)	798	15,298
Kindred Healthcare, Inc. (Health Care Providers & Services)	1,596	9,656
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	1,330	24,858
Klondex Mines, Ltd.* (Metals & Mining)	3,591	10,378
KLX, Inc.* (Aerospace & Defense)	798	43,778
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	1,197	49,617
Knoll, Inc. (Commercial Services & Supplies)	931	19,756
Knowles Corp.* (Electronic Equipment, Instruments & Components)	1,463	24,227
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	1,995	7,002
Korn/Ferry International (Professional Services)	798	33,380
Kraton Performance Polymers, Inc.* (Chemicals)	532	26,084
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	1,330	16,013
La Quinta Holdings, Inc.* (Hotels, Restaurants & Leisure)	1,463	25,778
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts)	1,330	17,875
Ladenburg Thalmann Financial Services, Inc. (Capital Markets)	3,059	9,361
Lakeland Bancorp, Inc. (Banks)	798	16,399
Lakeland Financial Corp. (Banks)	399	19,264
Landec Corp.* (Food Products)	665	8,811
Lannett Co., Inc.* (Pharmaceuticals)	665	13,234
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	665	13,234
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	1,729	48,775
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	2,394	14,005
Laureate Education, Inc.* - Class A (Diversified Consumer Services)	798	10,669
La-Z-Boy, Inc. (Household Durables)	798	21,506
LCI Industries (Auto Components)	399	49,395
LegacyTexas Financial Group, Inc. (Banks)	798	31,832
LendingClub Corp.* (Consumer Finance)	5,187	29,514
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	798	8,132
Lexington Realty Trust (Equity Real Estate Investment Trusts)	3,458	34,995
Liberty Braves Group* - Class C (Media)	665	15,701
Liberty TripAdvisor Holdings, Inc.* - Class A (Internet & Direct Marketing Retail)	1,330	14,364
Lilis Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,463	7,286
Limelight Networks, Inc.* (Internet Software & Services)	2,394	11,850
Liquidity Services, Inc.* (Internet Software & Services)	931	5,307
Lithia Motors, Inc. - Class A (Specialty Retail)	399	45,159
LivaNova PLC* (Health Care Equipment & Supplies)	798	58,971
LivePerson, Inc.* (Internet Software & Services)	1,064	14,949
Louisiana-Pacific Corp.* (Paper & Forest Products)	2,261	61,454
LSC Communications, Inc. (Commercial Services & Supplies)	665	10,760
LSI Industries, Inc. (Electrical Equipment)	798	5,546
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	665	30,929
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	532	16,375
Lumentum Holdings, Inc.* (Communications Equipment)	931	58,792
Luminex Corp. (Life Sciences Tools & Services)	798	17,037
M.D.C. Holdings, Inc. (Household Durables)	665	24,632
M/A-COM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	665	27,185
M/I Homes, Inc.* (Household Durables)	532	17,769
Macatawa Bank Corp. (Banks)	798	8,012
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	1,463	33,313
MacroGenics, Inc.* (Biotechnology)	665	13,160
Magellan Health, Inc.* (Health Care Providers & Services)	399	34,035
Maiden Holdings, Ltd. (Insurance)	1,330	10,973
MainSource Financial Group, Inc. (Banks)	532	20,051
ManTech International Corp. - Class A (IT Services)	532	24,690
MarineMax, Inc.* (Specialty Retail)	532	9,869
Marten Transport, Ltd. (Road & Rail)	931	18,294
Masimo Corp.* (Health Care Equipment & Supplies)	665	58,360
Masonite International Corp.* (Building Products)	532	35,697
MasTec, Inc.* (Construction & Engineering)	1,064	46,337
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	1,463	38,844
Matinas BioPharma Holdings, Inc.* (Biotechnology)	2,394	2,681
Matrix Service Co.* (Energy Equipment & Services)	798	11,252
Matson, Inc. (Marine)	798	21,730
Matthews International Corp. - Class A (Commercial Services & Supplies)	532	33,436
MAXIMUS, Inc. (IT Services)	931	61,847

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	1,064	$26,036
Maxwell Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,197	5,770
MB Financial, Inc. (Banks)	1,197	54,990
MBIA, Inc.* (Insurance)	2,261	16,392
McDermott International, Inc.* (Energy Equipment & Services)	4,655	30,816
McGrath RentCorp (Commercial Services & Supplies)	399	17,835
MDC Partners, Inc.* - Class A (Media)	1,330	15,295
Medequities Realty Trust, Inc. (Equity Real Estate Investment Trusts)	798	9,273
MediciNova, Inc.* (Biotechnology)	1,197	8,511
Medidata Solutions, Inc.* (Health Care Technology)	798	60,034
Mercury Systems, Inc.* (Aerospace & Defense)	798	40,275
Meredith Corp. (Media)	665	35,245
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	931	18,341
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	798	11,930
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	798	30,364
Meritage Homes Corp.* (Household Durables)	665	32,386
Meritor, Inc.* (Machinery)	1,463	38,053
Merrimack Pharmaceuticals, Inc. (Biotechnology)	532	6,246
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	665	31,189
MGE Energy, Inc. (Electric Utilities)	532	35,139
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	5,719	81,781
MicroVision, Inc.* (Electronic Equipment, Instruments & Components)	3,192	7,054
Milacron Holdings Corp.* (Machinery)	798	14,324
MiMedx Group, Inc.* (Biotechnology)	1,729	21,924
Mindbody, Inc.* (Internet Software & Services)	665	21,446
Minerals Technologies, Inc. (Chemicals)	532	38,251
Minerva Neurosciences, Inc.* (Biotechnology)	798	5,027
Mitek System, Inc.* (Software)	931	8,286
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	798	86,702
Mobile Mini, Inc. (Commercial Services & Supplies)	798	26,414
MobileIron, Inc.* (Software)	1,463	5,633
Model N, Inc.* (Software)	665	9,676
Modine Manufacturing Co.* (Auto Components)	931	19,598
Moelis & Co. (Capital Markets)	399	17,057
Molina Healthcare, Inc.* (Health Care Providers & Services)	665	45,106
Momenta Pharmaceuticals, Inc.* (Biotechnology)	1,330	18,753
MoneyGram International, Inc.* (IT Services)	665	10,341
Monmouth Real Estate Investment Corp. - Class A (Equity Real Estate Investment Trusts)	1,197	20,397
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	665	80,910
Monotype Imaging Holdings, Inc. (Software)	798	18,394
Monro Muffler Brake, Inc. (Specialty Retail)	532	26,254
Moog, Inc.* - Class A (Aerospace & Defense)	532	46,689
MRC Global, Inc.* (Trading Companies & Distributors)	1,463	25,090
MSA Safety, Inc. (Commercial Services & Supplies)	532	42,294
MSG Networks, Inc.* - Class A (Media)	1,064	18,460
MTGE Investment Corp. (Mortgage Real Estate Investment Trusts)	931	16,851
Mueller Industries, Inc. (Machinery)	931	32,352
Mueller Water Products, Inc. - Class A (Machinery)	2,527	30,172
Myriad Genetics, Inc.* (Biotechnology)	1,064	36,474
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	532	15,040
Nantkwest, Inc.* (Biotechnology)	1,197	5,530
Natera, Inc.* (Biotechnology)	798	8,770
National Bank Holdings Corp. (Banks)	532	17,460
National CineMedia, Inc. (Media)	1,463	9,846
National General Holdings Corp. (Insurance)	931	18,788
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	665	50,666
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	798	19,782
Nationstar Mortgage Holdings, Inc.* (Thrifts & Mortgage Finance)	665	12,948
Natus Medical, Inc.* (Health Care Equipment & Supplies)	532	22,557
Nautilus, Inc.* (Leisure Products)	665	8,645
Navigant Consulting, Inc.* (Professional Services)	931	16,116
Navios Maritime Acquisition Corp. (Oil, Gas & Consumable Fuels)	3,857	4,821
Navios Maritime Holdings, Inc.* (Marine)	4,522	8,230
Navistar International Corp.* (Machinery)	798	33,763
NBT Bancorp, Inc. (Banks)	665	25,363
NCI Building Systems, Inc.* (Building Products)	798	12,728
Nektar Therapeutics* (Pharmaceuticals)	2,394	57,670
Neogen Corp.* (Health Care Equipment & Supplies)	532	42,666
NeoGenomics, Inc.* (Life Sciences Tools & Services)	1,330	11,531
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	931	4,851
NETGEAR, Inc.* (Communications Equipment)	532	24,818
NetScout Systems, Inc.* (Communications Equipment)	1,330	37,772
Nevro Corp.* (Health Care Equipment & Supplies)	399	34,944
New Jersey Resources Corp. (Gas Utilities)	1,330	59,119
New Media Investment Group, Inc. (Media)	1,064	16,992
New Relic, Inc.* (Internet Software & Services)	532	27,308
New Senior Investment Group, Inc. (Equity Real Estate Investment Trusts)	1,596	14,268

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	2,261	$13,634
Newpark Resources, Inc.* (Energy Equipment & Services)	1,729	15,129
NewStar Financial, Inc. (Diversified Financial Services)	798	9,799
Nexeo Solutions, Inc.* (Trading Companies & Distributors)	798	5,897
Nexstar Broadcasting Group, Inc. - Class A (Media)	665	42,426
NIC, Inc. (Internet Software & Services)	1,064	18,088
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	1,197	17,416
NN, Inc. (Machinery)	532	15,721
Noble Corp. PLC* (Energy Equipment & Services)	4,522	18,812
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	2,128	9,448
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	798	13,614
NorthStar Realty Europe Corp. (Equity Real Estate Investment Trusts)	1,064	14,332
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	1,596	26,925
Northwest Natural Gas Co. (Gas Utilities)	532	35,298
NorthWestern Corp. (Multi-Utilities)	798	47,305
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	532	25,164
Novavax, Inc.* (Biotechnology)	7,847	8,553
Novocure, Ltd.* (Health Care Equipment & Supplies)	1,064	22,982
NOW, Inc.* (Trading Companies & Distributors)	1,729	21,647
NRG Yield, Inc. - Class A (Independent Power & Renewable Electricity Producers)	665	12,203
NRG Yield, Inc. - Class C (Independent Power & Renewable Electricity Producers)	1,197	22,264
Nutanix, Inc.* (Internet Software & Services)	665	18,953
Nutrisystem, Inc. (Internet & Direct Marketing Retail)	532	26,573
NuVasive, Inc.* (Health Care Equipment & Supplies)	798	45,271
NxStage Medical, Inc.* (Health Care Equipment & Supplies)	1,064	28,675
Nymox Pharmaceutical Corp.* (Biotechnology)	1,463	5,208
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	3,724	35,193
Oceanfirst Financial Corp. (Thrifts & Mortgage Finance)	532	14,763
Oclaro, Inc.* (Communications Equipment)	2,793	23,098
Ocwen Financial Corp.* (Thrifts & Mortgage Finance)	2,926	10,212
Office Depot, Inc. (Specialty Retail)	7,980	24,738
OFG Bancorp (Banks)	1,064	9,470
Oil States International, Inc.* (Energy Equipment & Services)	931	21,460
Old National Bancorp (Banks)	2,128	38,730
Old Second Bancorp, Inc. (Banks)	798	10,933
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	798	35,631
OM Asset Management PLC (Capital Markets)	1,064	16,258
Omeros Corp.* (Pharmaceuticals)	798	12,576
Omnicell, Inc.* (Health Care Technology)	665	33,117
OMNOVA Solutions, Inc.* (Chemicals)	1,064	11,757
On Assignment, Inc.* (Professional Services)	798	48,853
On Deck Capital, Inc.* (Diversified Financial Services)	1,596	7,868
ONE Gas, Inc. (Gas Utilities)	798	61,430
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	1,064	21,014
ORBCOMM, Inc.* (Diversified Telecommunication Services)	1,330	15,042
Orchid Island Capital, Inc. (Mortgage Real Estate Investment Trusts)	931	9,273
Organovo Holdings, Inc.* (Biotechnology)	2,926	4,652
Orion Marine Group, Inc.* (Construction & Engineering)	931	6,703
Oritani Financial Corp. (Thrifts & Mortgage Finance)	798	13,526
Ormat Technologies, Inc. (Independent Power & Renewable Electricity Producers)	665	43,178
Otonomy, Inc.* (Biotechnology)	665	1,978
Otter Tail Corp. (Electric Utilities)	665	30,557
Overseas Shipholding Group, Inc.* - Class A (Oil, Gas & Consumable Fuels)	2,128	5,043
Owens & Minor, Inc. (Health Care Providers & Services)	931	22,875
P.H. Glatfelter Co. (Paper & Forest Products)	798	16,726
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	2,394	10,127
Pacific Ethanol, Inc.* (Oil, Gas & Consumable Fuels)	1,197	5,746
Pacific Premier Bancorp, Inc.* (Banks)	665	26,866
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	665	21,313
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	399	27,152
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	665	13,958
Paratek Pharmaceuticals, Inc.* (Pharmaceuticals)	532	11,385
Park Sterling Corp. (Banks)	1,064	13,374
Parker Drilling Co.* (Energy Equipment & Services)	4,788	5,027
Party City Holdco, Inc.* (Specialty Retail)	665	7,415
Pattern Energy Group, Inc. (Independent Power & Renewable Electricity Producers)	1,197	27,615
Paycom Software, Inc.* (Software)	798	65,596
Paylocity Holding Corp.* (Software)	399	21,311
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,064	54,191
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	665	9,742
PDL BioPharma, Inc.* (Biotechnology)	3,990	11,810
Peabody Energy Corp.* (Oil, Gas & Consumable Fuels)	798	24,650
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	1,064	37,942
Pegasystems, Inc. (Software)	532	31,016

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	1,330	$34,700
Pennsylvania Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,330	12,928
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	1,197	19,224
Penumbra, Inc.* (Health Care Equipment & Supplies)	532	53,493
Perficient, Inc.* (IT Services)	665	12,934
Performance Food Group Co.* (Food & Staples Retailing)	1,197	33,876
PGT, Inc.* (Building Products)	1,064	15,002
PharMerica Corp.* (Health Care Providers & Services)	532	15,588
PHH Corp.* (Thrifts & Mortgage Finance)	1,064	14,055
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	1,330	12,901
Physicians Realty Trust (Equity Real Estate Investment Trusts)	2,394	41,608
Pier 1 Imports, Inc. (Specialty Retail)	1,862	7,746
Pieris Pharmaceuticals, Inc.* (Biotechnology)	1,463	7,388
Pinnacle Entertainment, Inc.* (Hotels, Restaurants & Leisure)	931	24,085
Pioneer Energy Services Corp.* (Energy Equipment & Services)	2,926	5,559
Pixelworks, Inc.* (Semiconductors & Semiconductor Equipment)	1,197	6,691
Planet Fitness, Inc. (Hotels, Restaurants & Leisure)	1,330	35,431
Planet Payment, Inc.* (IT Services)	1,729	7,729
Plantronics, Inc. (Communications Equipment)	532	24,132
Plexus Corp.* (Electronic Equipment, Instruments & Components)	532	32,681
Plug Power, Inc.* (Electrical Equipment)	5,054	14,404
PNM Resources, Inc. (Electric Utilities)	1,197	51,950
PolyOne Corp. (Chemicals)	1,330	61,272
Portland General Electric Co. (Electric Utilities)	1,330	63,494
Portola Pharmaceuticals, Inc.* (Biotechnology)	798	39,429
Potlatch Corp. (Equity Real Estate Investment Trusts)	665	34,447
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	532	42,746
PRA Group, Inc.* (Consumer Finance)	798	22,264
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	665	54,152
Preferred Apartment Communities, Inc. - Class A (Equity Real Estate Investment Trusts)	665	13,200
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	798	37,426
Primerica, Inc. (Insurance)	665	58,853
Primo Water Corp.* (Beverages)	665	7,322
Primoris Services Corp. (Construction & Engineering)	665	18,800
Progenics Pharmaceuticals, Inc.* (Biotechnology)	1,596	9,879
Progress Software Corp. (Software)	798	33,779
Proofpoint, Inc.* (Software)	665	61,453
ProPetro Holding Corp.* (Energy Equipment & Services)	665	10,128
PROS Holdings, Inc.* (Software)	532	12,018
Prothena Corp. PLC* (Biotechnology)	665	38,603
Proto Labs, Inc.* (Machinery)	399	34,813
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	1,064	28,941
PTC Therapeutics, Inc.* (Biotechnology)	665	12,462
Puma Biotechnology, Inc.* (Biotechnology)	399	50,793
Pure Storage, Inc.* - Class A (Technology Hardware, Storage & Peripherals)	1,596	26,222
Q2 Holdings, Inc.* (Internet Software & Services)	532	22,637
QTS Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	798	46,164
Quad/Graphics, Inc. (Commercial Services & Supplies)	665	15,155
Quality Care Properties* (Equity Real Estate Investment Trusts)	1,596	25,265
Quality Systems, Inc.* (Health Care Technology)	931	13,099
Qualys, Inc.* (Software)	532	28,143
Quanex Building Products Corp. (Building Products)	665	14,597
Quantum Corp.* (Technology Hardware, Storage & Peripherals)	931	4,934
Quidel Corp.* (Health Care Equipment & Supplies)	532	21,785
QuinStreet, Inc.* (Internet Software & Services)	1,596	14,204
Quotient Technology, Inc.* (Internet Software & Services)	1,463	22,896
Quotient, Ltd.* (Health Care Equipment & Supplies)	931	4,757
R. R. Donnelley & Sons Co. (Commercial Services & Supplies)	1,330	12,236
R1 RCM, Inc.* (Health Care Providers & Services)	2,394	9,097
Radian Group, Inc. (Thrifts & Mortgage Finance)	3,325	69,692
Radiant Logistics, Inc.* (Air Freight & Logistics)	1,330	6,490
RadiSys Corp.* (Electronic Equipment, Instruments & Components)	1,596	2,107
Radius Health, Inc.* (Biotechnology)	665	21,353
RadNet, Inc.* (Health Care Providers & Services)	1,064	11,651
RAIT Financial Trust (Equity Real Estate Investment Trusts)	3,059	1,637
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	1,862	27,390
Ramco-Gershenson Properties Trust (Equity Real Estate Investment Trusts)	1,463	18,478
Raven Industries, Inc. (Industrial Conglomerates)	665	22,377
Rayonier Advanced Materials, Inc. (Chemicals)	798	11,467
RealNetworks, Inc.* (Internet Software & Services)	1,197	5,650
RealPage, Inc.* (Software)	931	40,312
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants & Leisure)	1,197	29,482
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,330	20,894
Regenxbio, Inc.* (Biotechnology)	665	19,917

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Regis Corp.* (Diversified Consumer Services)	931	$13,900
Renasant Corp. (Banks)	665	27,531
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	931	11,265
Rent-A-Center, Inc. (Specialty Retail)	931	9,254
Repligen Corp.* (Biotechnology)	532	19,790
Republic First Bancorp, Inc.* (Banks)	1,064	9,842
Resource Capital Corp. (Mortgage Real Estate Investment Trusts)	798	8,187
Resources Connection, Inc. (Professional Services)	665	10,474
Restoration Hardware, Inc.* (Specialty Retail)	532	47,836
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	1,729	31,087
Retrophin, Inc.* (Biotechnology)	798	19,846
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	1,064	31,590
Rexnord Corp.* (Machinery)	1,596	40,730
Rigel Pharmaceuticals, Inc.* (Biotechnology)	3,325	12,469
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	931	11,926
RingCentral, Inc.* - Class A (Software)	1,064	44,848
RLI Corp. (Insurance)	665	39,295
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	1,995	43,212
Roadrunner Transportation Systems, Inc.* (Road & Rail)	1,064	9,363
Rockwell Medical, Inc.* (Health Care Equipment & Supplies)	1,197	7,254
Rowan Cos. PLC* - Class A (Energy Equipment & Services)	1,995	28,588
RPX Corp.* (Professional Services)	931	12,122
RTI Surgical, Inc.* (Health Care Equipment & Supplies)	1,596	7,182
Ruby Tuesday, Inc.* (Hotels, Restaurants & Leisure)	2,527	5,989
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	665	18,454
Rush Enterprises, Inc.* - Class A (Trading Companies & Distributors)	532	27,015
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	665	14,032
Ryman Hospitality Properties, Inc. (Equity Real Estate Investment Trusts)	665	43,976
S&T Bancorp, Inc. (Banks)	665	27,192
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	1,064	21,195
Safe Bulkers, Inc.* (Marine)	2,394	8,499
Sage Therapeutics, Inc.* (Biotechnology)	532	33,665
Saia, Inc.* (Road & Rail)	399	25,855
Sanchez Energy Corp.* (Oil, Gas & Consumable Fuels)	1,596	6,911
SandRidge Energy, Inc.* (Oil, Gas & Consumable Fuels)	665	12,482
Sandy Spring Bancorp, Inc. (Banks)	399	16,124
Sangamo BioSciences, Inc.* (Biotechnology)	1,596	19,790
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	1,197	39,172
Sarepta Therapeutics, Inc.* (Biotechnology)	931	45,908
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	399	17,137
Schneider National, Inc. - Class B (Road & Rail)	665	17,416
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	532	15,667
Scholastic Corp. (Media)	532	19,652
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	532	22,466
Science Applications International Corp. (IT Services)	665	48,771
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	931	44,316
Scorpio Bulkers, Inc.* (Marine)	1,463	11,704
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	3,458	12,310
Seacoast Banking Corp. of Florida* (Banks)	798	19,782
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	1,197	13,742
Select Comfort Corp.* (Specialty Retail)	665	21,613
Select Income REIT (Equity Real Estate Investment Trusts)	1,064	25,706
Select Medical Holdings Corp.* (Health Care Providers & Services)	1,862	35,657
Selective Insurance Group, Inc. (Insurance)	931	55,488
SemGroup Corp. - Class A (Oil, Gas & Consumable Fuels)	1,064	27,717
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	1,064	43,677
Sensient Technologies Corp. (Chemicals)	665	50,573
Sequential Brands Group, Inc.* (Textiles, Apparel & Luxury Goods)	1,596	4,150
Seritage Growth Properties - Class A (Equity Real Estate Investment Trusts)	399	16,411
ServiceSource International, Inc.* (IT Services)	2,128	7,405
ServisFirst Bancshares, Inc. (Banks)	798	32,726
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	798	30,324
Ship Finance International, Ltd. (Oil, Gas & Consumable Fuels)	1,197	17,835
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	532	22,716
Sigma Designs, Inc.* (Semiconductors & Semiconductor Equipment)	1,197	7,242
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	665	63,109
Silver Spring Networks, Inc.* (Software)	931	15,008
Simmons First National Corp. - Class A (Banks)	532	30,696
Simpson Manufacturing Co., Inc. (Building Products)	665	37,067
Sinclair Broadcast Group, Inc. - Class A (Media)	1,197	37,945
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	532	33,787
SkyWest, Inc. (Airlines)	798	37,586
Snyder’s-Lance, Inc. (Food Products)	1,330	50,048
Sonic Automotive, Inc. - Class A (Specialty Retail)	532	10,560
Sonic Corp. (Hotels, Restaurants & Leisure)	665	16,891
Sonus Networks, Inc.* (Communications Equipment)	1,197	9,337

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Sotheby’s* - Class A (Diversified Consumer Services)	665	$34,461
South Jersey Industries, Inc. (Gas Utilities)	1,197	40,662
South State Corp. (Banks)	399	35,930
Southside Bancshares, Inc. (Banks)	532	18,838
Southwest Gas Corp. (Gas Utilities)	665	54,789
Spartan Motors, Inc. (Auto Components)	931	15,036
SpartanNash Co. (Food & Staples Retailing)	665	16,326
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	1,729	33,871
Spire, Inc. (Gas Utilities)	798	63,002
Sportsman’s Warehouse Holdings, Inc.* (Specialty Retail)	1,197	4,908
SPX Corp.* (Machinery)	798	23,373
SPX FLOW, Inc.* (Machinery)	665	27,418
SRC Energy, Inc.* (Oil, Gas & Consumable Fuels)	3,458	32,989
STAAR Surgical Co.* (Health Care Equipment & Supplies)	1,064	14,098
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	1,463	39,940
Starwood Waypoint Homes (Equity Real Estate Investment Trusts)	1,596	57,950
State Bank Financial Corp. (Banks)	665	19,225
State National Cos., Inc. (Insurance)	665	13,978
Steelcase, Inc. - Class A (Commercial Services & Supplies)	1,463	21,287
Sterling Bancorp (Banks)	1,995	49,975
Sterling Construction Co., Inc.* (Construction & Engineering)	798	14,244
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	931	36,309
Stifel Financial Corp. (Capital Markets)	1,064	56,423
Stoneridge, Inc.* (Auto Components)	665	15,122
Stratasys, Ltd.* (Technology Hardware, Storage & Peripherals)	931	20,966
Sucampo Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	798	7,980
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	1,729	27,335
Summit Materials, Inc.* - Class A (Construction Materials)	1,729	54,291
Sun Hydraulics Corp. (Machinery)	399	22,954
SunCoke Energy, Inc.* (Metals & Mining)	1,330	14,750
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	1,330	9,470
Sunrun, Inc.* (Electrical Equipment)	1,995	11,451
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	3,458	56,435
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	665	13,234
Superior Energy Services, Inc.* (Energy Equipment & Services)	2,527	22,288
Superior Industries International, Inc. (Auto Components)	532	8,273
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	798	33,197
SUPERVALU, Inc.* (Food & Staples Retailing)	665	10,833
Sykes Enterprises, Inc.* (IT Services)	665	19,245
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	532	19,748
Synchronoss Technologies, Inc.* (Software)	931	10,548
Synergy Pharmaceuticals, Inc.* (Biotechnology)	4,256	11,619
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	399	53,816
Syntel, Inc.* (IT Services)	665	15,534
Tailored Brands, Inc. (Specialty Retail)	1,064	16,439
Taylor Morrison Home Corp.* - Class A (Household Durables)	1,064	25,696
Team, Inc.* (Commercial Services & Supplies)	532	6,544
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	532	49,354
Teekay Corp. (Oil, Gas & Consumable Fuels)	1,463	11,850
Teekay Tankers, Ltd. - Class A (Oil, Gas & Consumable Fuels)	3,857	5,708
Teladoc, Inc.* (Health Care Providers & Services)	931	30,770
Telenav, Inc.* (Software)	931	6,005
Teligent, Inc.* (Pharmaceuticals)	1,064	6,044
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)	1,197	12,892
Tenet Healthcare Corp.* (Health Care Providers & Services)	1,330	18,992
Tenneco, Inc. (Auto Components)	798	46,371
TerraForm Global, Inc.* - Class A (Independent Power & Renewable Electricity Producers)	2,128	10,374
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	798	29,303
Tesco Corp.* (Energy Equipment & Services)	1,463	5,633
Tetra Tech, Inc. (Commercial Services & Supplies)	931	45,852
TETRA Technologies, Inc.* (Energy Equipment & Services)	2,926	8,310
Tetraphase Pharmaceuticals, Inc.* (Pharmaceuticals)	1,064	6,395
Texas Capital Bancshares, Inc.* (Banks)	798	68,667
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	1,064	53,210
Textainer Group Holdings, Ltd.* (Trading Companies & Distributors)	665	13,001
TG Therapeutics, Inc.* (Biotechnology)	1,064	8,672
The Advisory Board Co.* (Professional Services)	665	35,860
The Andersons, Inc. (Food & Staples Retailing)	532	19,923
The Bancorp, Inc.* (Banks)	1,330	11,185
The Brink’s Co. (Commercial Services & Supplies)	665	50,607
The Buckle, Inc. (Specialty Retail)	665	10,939
The Cato Corp. - Class A (Specialty Retail)	532	6,842
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	665	29,752
The E.W. Scripps Co.* - Class A (Media)	1,064	18,450
The Ensign Group, Inc. (Health Care Providers & Services)	931	21,487
The Finish Line, Inc. - Class A (Specialty Retail)	798	7,397
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	1,862	48,319
The Greenbrier Cos., Inc. (Machinery)	532	27,770

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Hackett Group, Inc. (IT Services)	665	$10,268
The KEYW Holding Corp.* (Aerospace & Defense)	1,064	8,033
The Manitowoc Co., Inc.* (Machinery)	2,527	24,057
The Medicines Co.* (Pharmaceuticals)	1,064	30,579
The Meet Group, Inc.* (Internet Software & Services)	1,862	6,312
The New York Times Co. - Class A (Media)	1,995	38,104
The Rubicon Project, Inc.* (Software)	1,330	4,735
The St Joe Co.* (Real Estate Management & Development)	931	16,572
TherapeuticsMD, Inc.* (Pharmaceuticals)	3,192	15,066
Theravance Biopharma, Inc.* (Pharmaceuticals)	665	19,192
Thermon Group Holdings, Inc.* (Electrical Equipment)	665	14,304
Third Point Reinsurance, Ltd.* (Insurance)	1,463	24,432
Tier REIT, Inc. (Equity Real Estate Investment Trusts)	931	18,220
Tile Shop Holdings, Inc. (Specialty Retail)	665	5,686
Time, Inc. (Media)	1,729	20,056
TimkenSteel Corp.* (Metals & Mining)	798	11,172
Tiptree Financial, Inc. - Class A (Diversified Financial Services)	931	6,191
Titan International, Inc. (Machinery)	1,064	10,363
Tivity Health, Inc.* (Health Care Providers & Services)	665	30,756
TiVo Corp. (Software)	1,862	33,795
TopBuild Corp.* (Household Durables)	665	43,882
TowneBank (Banks)	931	31,189
Travelport Worldwide, Ltd. (IT Services)	2,128	33,388
Tredegar Corp. (Chemicals)	665	12,868
Trevena, Inc.* (Biotechnology)	2,394	3,591
Trex Co., Inc.* (Building Products)	532	58,227
TRI Pointe Group, Inc.* (Household Durables)	2,527	44,702
TriMas Corp.* (Machinery)	798	21,187
TriNet Group, Inc.* (Professional Services)	665	23,089
Trinseo SA (Chemicals)	665	47,215
Triple-S Management Corp.* (Health Care Providers & Services)	532	12,773
Triton International, Ltd./Bermuda (Trading Companies & Distributors)	798	31,840
Triumph Group, Inc. (Aerospace & Defense)	798	24,778
Tronox, Ltd. - Class A (Chemicals)	1,197	31,685
TrueBlue, Inc.* (Professional Services)	798	21,626
TrueCar, Inc.* (Internet Software & Services)	1,064	17,216
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	1,862	17,084
Trustmark Corp. (Banks)	1,064	35,048
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,596	25,185
Tutor Perini Corp.* (Construction & Engineering)	665	18,753
Twilio, Inc.* (Internet Software & Services)	1,064	33,995
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	1,330	40,577
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	665	16,971
Ultra Petroleum Corp.* (Oil, Gas & Consumable Fuels)	3,192	25,344
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	665	30,650
UMB Financial Corp. (Banks)	665	48,897
UMH Properties, Inc. (Equity Real Estate Investment Trusts)	665	9,935
Umpqua Holdings Corp. (Banks)	3,325	68,029
Union Bankshares Corp. (Banks)	665	22,949
Unisys Corp.* (IT Services)	1,064	9,310
Unit Corp.* (Energy Equipment & Services)	931	17,428
United Bankshares, Inc. (Banks)	1,596	57,376
United Community Banks, Inc. (Banks)	1,197	32,822
United Community Financial Corp. (Thrifts & Mortgage Finance)	1,197	11,048
United Financial Bancorp, Inc. (Thrifts & Mortgage Finance)	931	17,047
United Natural Foods, Inc.* (Food & Staples Retailing)	798	30,938
Universal Corp. (Tobacco)	399	22,883
Universal Insurance Holdings, Inc. (Insurance)	665	15,860
Univest Corp. of Pennsylvania (Banks)	532	15,588
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	4,788	5,075
Urban Edge Properties (Equity Real Estate Investment Trusts)	1,596	37,442
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	665	14,450
USA Technologies, Inc.* (Technology Hardware, Storage & Peripherals)	1,330	8,446
Valhi, Inc. (Chemicals)	1,596	6,943
Valley National Bancorp (Banks)	3,990	45,885
Vanda Pharmaceuticals, Inc.* (Biotechnology)	931	14,617
Varex Imaging Corp.* (Health Care Equipment & Supplies)	665	22,856
VASCO Data Security International, Inc.* (Software)	665	9,044
Vector Group, Ltd. (Tobacco)	1,463	30,401
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	798	14,404
Veracyte, Inc.* (Biotechnology)	798	6,823
VeriFone Systems, Inc.* (Electronic Equipment, Instruments & Components)	1,862	35,527
Verint Systems, Inc.* (Software)	931	39,288
Versartis, Inc.* (Biotechnology)	665	1,197
Verso Corp.* - Class A (Paper & Forest Products)	1,463	10,256
ViaSat, Inc.* (Communications Equipment)	798	51,949
Viavi Solutions, Inc.* (Communications Equipment)	3,591	33,324
ViewRay, Inc.* (Health Care Equipment & Supplies)	1,064	7,331
VirnetX Holding Corp.* (Software)	1,463	7,534
Virtu Financial, Inc. - Class A (Capital Markets)	532	7,528
Virtusa Corp.* (IT Services)	532	20,301
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	2,128	47,348
Vista Outdoor, Inc.* (Leisure Products)	931	19,467
Vivint Solar, Inc.* (Independent Power & Renewable Electricity Producers)	1,596	5,985

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Vocera Communications, Inc.* (Health Care Technology)	532	$15,013
Vonage Holdings Corp.* (Diversified Telecommunication Services)	3,458	28,114
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	3,192	9,991
Wabash National Corp. (Machinery)	1,064	23,940
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	1,330	24,858
WageWorks, Inc.* (Professional Services)	532	33,915
Walker & Dunlop, Inc.* (Thrifts & Mortgage Finance)	532	29,201
Washington Federal, Inc. (Thrifts & Mortgage Finance)	1,330	46,284
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	3,192	24,993
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,197	38,531
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	532	10,214
Watts Water Technologies, Inc. - Class A (Machinery)	399	26,893
Web.com Group, Inc.* (Internet Software & Services)	665	16,027
Weight Watchers International, Inc.* (Diversified Consumer Services)	532	23,897
Werner Enterprises, Inc. (Road & Rail)	798	28,449
WesBanco, Inc. (Banks)	665	26,866
Wesco Aircraft Holdings, Inc.* (Aerospace & Defense)	1,197	10,833
Westamerica Bancorp (Banks)	399	23,234
Western Asset Mortgage Capital Corp. (Mortgage Real Estate Investment Trusts)	931	9,375
Western New England BanCorp, Inc. (Thrifts & Mortgage Finance)	798	8,419
WGL Holdings, Inc. (Gas Utilities)	798	68,389
Whitestone REIT (Equity Real Estate Investment Trusts)	798	10,661
Willbros Group, Inc.* (Energy Equipment & Services)	2,261	6,919
William Lyon Homes* - Class A (Household Durables)	532	14,763
Windstream Holdings, Inc. (Diversified Telecommunication Services)	3,591	6,751
Wingstop, Inc. (Hotels, Restaurants & Leisure)	532	18,019
Winnebago Industries, Inc. (Automobiles)	532	26,148
Wintrust Financial Corp. (Banks)	798	64,868
WisdomTree Investments, Inc. (Capital Markets)	2,128	23,600
WMIH Corp.* (Insurance)	6,251	5,188
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	1,463	39,940
Woodward, Inc. (Machinery)	798	61,710
Workiva, Inc.* (Software)	532	11,890
World Wrestling Entertainment, Inc. - Class A (Media)	798	21,171
Worthington Industries, Inc. (Metals & Mining)	798	36,309
Wright Medical Group N.V.* (Health Care Equipment & Supplies)	1,596	41,831
WSFS Financial Corp. (Thrifts & Mortgage Finance)	532	26,440
Xcerra Corp.* (Semiconductors & Semiconductor Equipment)	1,197	11,790
Xencor, Inc.* (Biotechnology)	798	15,784
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,729	37,623
XO Group, Inc.* (Internet Software & Services)	532	10,619
Xperi Corp. (Semiconductors & Semiconductor Equipment)	798	18,354
Yelp, Inc.* (Internet Software & Services)	1,197	55,923
YRC Worldwide, Inc.* (Road & Rail)	798	10,749
ZAGG, Inc.* (Household Durables)	798	12,489
Zendesk, Inc.* (Software)	1,596	49,476
ZIOPHARM Oncology, Inc.* (Biotechnology)	2,660	12,396
ZixCorp.* (Software)	1,463	7,096
Zogenix, Inc.* (Pharmaceuticals)	665	24,938
TOTAL COMMON STOCKS (Cost $17,869,140)		28,602,921

Contingent Rights (NM)
Chelsea Therapeutics International, Ltd.*^+(a) (Biotechnology)	2,635	—
Dyax Corp.*^+(b) (Biotechnology)	1,854	2,058
TOTAL CONTINGENT RIGHTS (Cost $—)		2,058

	Interest Units	Value
Trust (0.0%)
Ferroglobe Representation and Warranty Insurance^+ (Metals & Mining)	1,320	—
TOTAL TRUST (Cost $—)		—

	Principal Amount	Value
Repurchase Agreements(c)(d) (79.6%)
Repurchase Agreements with various counterparties, rates 0.93%-1.03%, dated 10/31/17, due 11/1/17, total to be received $65,213,770	$65,212,000	$65,212,000
TOTAL REPURCHASE AGREEMENTS (Cost $65,212,000)		65,212,000

TOTAL INVESTMENT SECURITIES (Cost $83,081,140) - 114.6%		93,816,979
Net other assets (liabilities) - (14.6)%		(11,926,227)

NET ASSETS - 100.0%		$81,890,752

*	Non-income producing security.
^	The Advisor has deemed these securities to be illiquid. As of October 31, 2017, these securities represented less than 0.005% of the net assets of the Fund.
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of October 31, 2017, these securities represented less than 0.005% of the net assets of the Fund.
(a)	No explicit expiration date, expiration is subject to contingencies. Rights entitle the Fund to cash based on certain commercial sales milestones.

See accompanying notes to schedules of portfolio investments.

(b)

Expiration is on or before December 31, 2019; expiration is subject to contingencies.  Rights entitle the Fund to cash if the company receives U.S. Food and Drug Administration approval on specific medication that is being developed.

(c)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2017, the aggregate amount held in a segregated account was $17,981,000.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	99	12/18/17	$7,091,401	$7,437,375	$345,974

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
iShares Russell 2000 ETF	Goldman Sachs International	11/27/17	1.00%	$35,291,877	$35,250,993	$(44,150)
Russell 2000 Index	Goldman Sachs International	11/27/17	1.35%	28,641,439	28,623,641	(19,507)
				$63,933,316	$63,874,634	$(63,657)

iShares Russell 2000 ETF	UBS AG	11/27/17	1.00%	$22,284,228	$22,367,865	$81,374
Russell 2000 Index	UBS AG	11/27/17	1.20%	41,609,457	41,608,367	(3,322)
				$63,893,685	$63,976,232	$78,052
				$127,827,001	$127,850,866	$14,395

(1)	Agreements may be terminated at will by either party without penalty.
(2)

Reflects the floating financing rate, as of October 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to schedules of portfolio investments.

UltraSmall-Cap ProFund invested in the following industries as of October 31, 2017:

	Value	% of Net Assets
Aerospace & Defense	$408,521	0.5%
Air Freight & Logistics	123,086	0.2%
Airlines	64,319	0.1%
Auto Components	368,238	0.4%
Automobiles	26,148	NM
Banks	2,649,985	3.1%
Beverages	11,595	NM
Biotechnology	1,812,908	2.2%
Building Products	319,062	0.4%
Capital Markets	325,001	0.4%
Chemicals	647,679	0.8%
Commercial Services & Supplies	711,843	0.9%
Communications Equipment	500,568	0.6%
Construction & Engineering	400,233	0.5%
Construction Materials	54,291	0.1%
Consumer Finance	190,566	0.2%
Containers & Packaging	22,156	NM
Distributors	27,180	NM
Diversified Consumer Services	241,650	0.3%
Diversified Financial Services	44,507	0.1%
Diversified Telecommunication Services	196,648	0.2%
Electric Utilities	355,340	0.4%
Electrical Equipment	196,410	0.2%
Electronic Equipment, Instruments & Components	815,586	1.0%
Energy Equipment & Services	464,871	0.6%
Equity Real Estate Investment Trusts	2,017,948	2.5%
Food & Staples Retailing	111,896	0.1%
Food Products	234,748	0.3%
Gas Utilities	382,689	0.5%
Health Care Equipment & Supplies	1,052,132	1.3%
Health Care Providers & Services	544,124	0.7%
Health Care Technology	259,108	0.3%
Hotels, Restaurants & Leisure	752,436	0.9%
Household Durables	400,250	0.5%
Household Products	54,747	0.1%
Independent Power & Renewable Electricity Producers	155,933	0.2%
Industrial Conglomerates	22,377	NM
Insurance	592,028	0.7%
Internet & Direct Marketing Retail	153,711	0.2%
Internet Software & Services	873,437	1.1%
IT Services	622,634	0.8%
Leisure Products	64,484	0.1%
Life Sciences Tools & Services	189,677	0.2%
Machinery	965,802	1.2%
Marine	63,021	0.1%
Media	429,930	0.5%
Metals & Mining	368,514	0.5%
Mortgage Real Estate Investment Trusts	303,829	0.4%
Multiline Retail	88,754	0.1%
Multi-Utilities	154,966	0.2%
Oil, Gas & Consumable Fuels	710,763	0.9%
Paper & Forest Products	167,335	0.2%
Pharmaceuticals	604,478	0.7%
Professional Services	352,581	0.4%
Real Estate Management & Development	124,500	0.2%
Road & Rail	276,089	0.3%
Semiconductors & Semiconductor Equipment	1,157,854	1.4%
Software	1,187,913	1.5%
Specialty Retail	548,020	0.7%
Technology Hardware, Storage & Peripherals	172,841	0.2%
Textiles, Apparel & Luxury Goods	196,954	0.2%
Thrifts & Mortgage Finance	680,073	0.8%
Tobacco	53,284	0.1%
Trading Companies & Distributors	416,487	0.5%
Water Utilities	69,260	0.1%
Wireless Telecommunication Services	48,981	0.1%
Other**	53,285,773	65.0%
Total	$81,890,752	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Utilities UltraSector ProFund  :: Schedule of Portfolio Investments :: Utilities UltraSector ProFund (unaudited)

	Shares	Value
Common Stocks (74.8%)
ALLETE, Inc. (Electric Utilities)	879	$68,870
Alliant Energy Corp. (Electric Utilities)	3,902	168,801
Ameren Corp. (Multi-Utilities)	4,146	257,011
American Electric Power Co., Inc. (Electric Utilities)	8,378	623,407
American Water Works Co., Inc. (Water Utilities)	3,083	270,564
Aqua America, Inc. (Water Utilities)	3,064	108,711
Atmos Energy Corp. (Gas Utilities)	1,774	154,763
Avista Corp. (Multi-Utilities)	1,064	55,583
Black Hills Corp. (Multi-Utilities)	961	62,715
Calpine Corp.* (Independent Power & Renewable Electricity Producers)	6,176	92,269
CenterPoint Energy, Inc. (Multi-Utilities)	7,307	216,141
CMS Energy Corp. (Multi-Utilities)	4,784	231,402
Consolidated Edison, Inc. (Multi-Utilities)	5,298	455,893
Dominion Resources, Inc. (Multi-Utilities)	12,803	1,038,835
DTE Energy Co. (Multi-Utilities)	3,118	344,414
Duke Energy Corp. (Electric Utilities)	11,917	1,052,390
Edison International (Electric Utilities)	5,560	444,522
El Paso Electric Co. (Electric Utilities)	676	38,870
Entergy Corp. (Electric Utilities)	3,122	269,304
Eversource Energy (Electric Utilities)	5,400	338,256
Exelon Corp. (Electric Utilities)	16,375	658,439
FirstEnergy Corp. (Electric Utilities)	7,604	250,552
Great Plains Energy, Inc. (Electric Utilities)	3,658	120,092
Hawaiian Electric Industries, Inc. (Electric Utilities)	1,859	67,779
IDACORP, Inc. (Electric Utilities)	864	79,514
National Fuel Gas Co. (Gas Utilities)	1,487	86,320
New Jersey Resources Corp. (Gas Utilities)	1,520	67,564
NextEra Energy, Inc. (Electric Utilities)	7,994	1,239,629
NiSource, Inc. (Multi-Utilities)	5,562	146,670
NorthWestern Corp. (Multi-Utilities)	803	47,602
NRG Energy, Inc. (Independent Power & Renewable Electricity Producers)	5,129	128,225
ONE Gas, Inc. (Gas Utilities)	923	71,053
PG&E Corp. (Electric Utilities)	8,798	508,260
Pinnacle West Capital Corp. (Electric Utilities)	1,948	170,859
PNM Resources, Inc. (Electric Utilities)	1,304	56,594
Portland General Electric Co. (Electric Utilities)	1,479	70,607
PPL Corp. (Electric Utilities)	11,632	436,898
Public Service Enterprise Group, Inc. (Multi-Utilities)	8,700	428,040
SCANA Corp. (Multi-Utilities)	2,452	105,779
Sempra Energy (Multi-Utilities)	4,291	504,193
South Jersey Industries, Inc. (Gas Utilities)	1,298	44,093
Southwest Gas Corp. (Gas Utilities)	776	63,935
Spire, Inc. (Gas Utilities)	797	62,923
The AES Corp. (Independent Power & Renewable Electricity Producers)	11,272	119,821
The Southern Co. (Electric Utilities)	17,013	888,079
UGI Corp. (Gas Utilities)	2,929	140,182
Vectren Corp. (Multi-Utilities)	1,408	95,941
Vistra Energy Corp. (Independent Power & Renewable Electricity Producers)	4,790	93,118
WEC Energy Group, Inc. (Multi-Utilities)	5,359	361,143
Westar Energy, Inc. (Electric Utilities)	2,424	129,636
WGL Holdings, Inc. (Gas Utilities)	890	76,273
Xcel Energy, Inc. (Electric Utilities)	8,639	427,803
TOTAL COMMON STOCKS (Cost $8,895,515)		14,040,337

	Principal Amount	Value
Repurchase Agreements(a)(b) (24.7%)
Repurchase Agreements with various counterparties, rates 0.93%-1.03%, dated 10/31/17, due 11/1/17, total to be received $4,635,126	$4,635,000	$4,635,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,635,000)		4,635,000

TOTAL INVESTMENT SECURITIES (Cost $13,530,515) - 99.5%		18,675,337
Net other assets (liabilities) - 0.5%		102,961

NET ASSETS - 100.0%		$18,778,298

*	Non-income producing security.
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2017, the aggregate amount held in a segregated account was $2,840,000.

See accompanying notes to schedules of portfolio investments.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
Dow Jones U.S. Utilities Index	Goldman Sachs International	11/24/17	1.70%	$6,640,976	$6,664,890	$23,899
Dow Jones U.S. Utilities Index	UBS AG	11/24/17	1.55%	7,327,018	7,356,298	29,598
				$13,967,994	$14,021,188	$53,497

(1)	Agreements may be terminated at will by either party without penalty.
(2)

Reflects the floating financing rate, as of October 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

Utilities UltraSector ProFund invested in the following industries as of October 31, 2017:

	Value	% of Net Assets
Electric Utilities	$8,109,161	43.2%
Gas Utilities	767,106	4.1%
Independent Power & Renewable Electricity Producers	433,433	2.3%
Multi-Utilities	4,351,362	23.2%
Water Utilities	379,275	2.0%
Other**	4,737,961	25.2%
Total	$18,778,298	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

:: Notes to Schedules of Portfolio Investments :: October 31, 2017 (Unaudited)

1. Organization

ProFunds (the “Trust”) consists of 112 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”) and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying Schedules of Portfolio Investments relate to the following portfolios of the Trust included in this form (collectively, the “ProFunds” and individually, a “ProFund”):

Classic ProFunds:

Bull ProFund	Mid-Cap Value ProFund
Europe 30 ProFund	NASDAQ-100 ProFund
Large-Cap Growth ProFund	Small-Cap ProFund
Large-Cap Value ProFund	Small-Cap Growth ProFund
Mid-Cap ProFund	Small-Cap Value ProFund
Mid-Cap Growth ProFund

Ultra ProFunds:

UltraBull ProFund	UltraJapan ProFund
UltraChina ProFund	UltraLatin America ProFund
UltraDow 30 ProFund	UltraMid-Cap ProFund
UltraEmerging Markets ProFund	UltraNASDAQ-100 ProFund
UltraInternational ProFund	UltraSmall-Cap ProFund

Inverse ProFunds:

Bear ProFund	UltraShort International ProFund
Short NASDAQ-100 ProFund	UltraShort Japan ProFund
Short Small-Cap ProFund	UltraShort Latin America ProFund
UltraBear ProFund	UltraShort Mid-Cap ProFund
UltraShort China ProFund	UltraShort NASDAQ-100 ProFund
UltraShort Dow 30 ProFund	UltraShort Small-Cap ProFund
UltraShort Emerging Markets ProFund

UltraSector ProFunds:

Banks UltraSector ProFund	Oil & Gas UltraSector ProFund
Basic Materials UltraSector ProFund	Oil Equipment, Services & Distribution UltraSector ProFund
Biotechnology UltraSector ProFund	Pharmaceuticals UltraSector ProFund
Consumer Goods UltraSector ProFund	Precious Metals UltraSector ProFund
Consumer Services UltraSector ProFund	Real Estate UltraSector ProFund
Financials UltraSector ProFund	Semiconductor UltraSector ProFund
Health Care UltraSector ProFund	Technology UltraSector ProFund
Industrials UltraSector ProFund	Telecommunications UltraSector ProFund
Internet UltraSector ProFund	Utilities UltraSector ProFund
Mobile Telecommunications UltraSector ProFund

Inverse Sector ProFunds:

Short Oil & Gas ProFund
Short Precious Metals ProFund
Short Real Estate ProFund

Non-Equity ProFunds:

Falling U.S. Dollar ProFund	Rising U.S. Dollar ProFund
Rising Rates Opportunity ProFund	U.S. Government Plus ProFund
Rising Rates Opportunity 10 ProFund

Each ProFund, other than Europe 30 ProFund, Large-Cap Growth ProFund, Large-Cap Value ProFund, Mid-Cap Growth ProFund, Mid-Cap Value ProFund, Small-Cap Growth ProFund, and Small-Cap Value ProFund is classified as non-diversified under the 1940 Act. Each ProFund has two classes of shares outstanding: an Investor Class and a Service Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in the preparation of its Schedule of Portfolio Investments. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of Schedules of Portfolio Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

:: Notes to Schedules of Portfolio Investments :: October 31, 2017 (Unaudited)

Investment Valuation

The ProFunds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.

Repurchase Agreements

Each ProFund may enter into repurchase agreements with financial institutions in pursuit of its investment objective, as “cover” for the investment techniques it employs, or for liquidity purposes. Repurchase agreements are primarily used by the ProFunds as short-term investments for cash positions. Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

The ProFunds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major, global financial institutions whose creditworthiness is continuously monitored by ProFund Advisors LLC (the “Advisor”). In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within both the Trust and Access One Trust (an affiliated trust) invest in repurchase agreements jointly. Each ProFund, therefore, holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund. The collateral underlying the repurchase agreement is held by the ProFund’s custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement. During periods of high demand for repurchase agreements, the ProFunds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

Information concerning the counterparties, value of, collateralization and amounts due under Repurchase Agreement transactions may be found in the table below.

As of October 31, 2017, the ProFunds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

Fund Name	HSBC Securities (USA), Inc., 0.93%, dated 10/31/17, due 11/1/17(1)	RBC Capital Markets, LLC, 0.97%, dated 10/31/17, due 11/1/17(2)	RBS Securities, Inc., 0.95%, dated 10/31/17, due 11/1/17(3)	Societe’ Generale, 1.03%, dated 10/31/17, due 11/1/17(4)	UMB Bank, N.A., 0.93%, dated 10/31/17, due 11/1/17(5)
Banks UltraSector ProFund	$914,000	$1,425,000	$1,188,000	$1,645,000	$29,000
Basic Materials UltraSector ProFund	1,735,000	2,707,000	2,255,000	3,124,000	54,000
Bear ProFund	1,768,000	2,760,000	2,299,000	3,183,000	53,000
Biotechnology UltraSector ProFund	17,629,000	27,503,000	22,920,000	31,735,000	486,000
Bull ProFund	5,231,000	8,160,000	6,800,000	9,416,000	148,000
Consumer Goods UltraSector ProFund	385,000	601,000	500,000	694,000	16,000
Consumer Services UltraSector ProFund	1,355,000	2,116,000	1,763,000	2,442,000	42,000
Falling U.S. Dollar ProFund	309,000	484,000	403,000	560,000	15,000
Financials UltraSector ProFund	1,665,000	2,599,000	2,166,000	2,999,000	53,000
Health Care UltraSector ProFund	3,255,000	5,079,000	4,233,000	5,861,000	96,000
Industrials UltraSector ProFund	1,906,000	2,975,000	2,478,000	3,432,000	59,000
Internet UltraSector ProFund	7,975,000	12,443,000	10,369,000	14,358,000	222,000
Large-Cap Growth ProFund	18,000	29,000	24,000	33,000	2,000
Mid-Cap ProFund	3,857,000	6,018,000	5,016,000	6,943,000	111,000
Mid-Cap Growth ProFund	8,000	13,000	11,000	16,000	3,000
Mobile Telecommunications UltraSector ProFund	458,000	717,000	597,000	828,000	19,000
NASDAQ-100 ProFund	4,317,000	6,736,000	5,613,000	7,773,000	126,000
Oil & Gas UltraSector ProFund	775,000	1,210,000	1,009,000	1,397,000	30,000
Oil Equipment, Services & Distribution UltraSector ProFund	468,000	731,000	609,000	843,000	19,000
Pharmaceuticals UltraSector ProFund	466,000	727,000	606,000	839,000	19,000
Precious Metals UltraSector ProFund	1,647,000	2,571,000	2,142,000	2,967,000	51,000
Real Estate UltraSector ProFund	371,000	582,000	484,000	671,000	16,000
Rising Rates Opportunity ProFund	6,398,000	9,981,000	8,318,000	11,517,000	180,000
Rising Rates Opportunity 10 ProFund	1,577,000	2,461,000	2,051,000	2,840,000	48,000
Rising U.S. Dollar ProFund	2,737,000	4,272,000	3,559,000	4,929,000	81,000
Semiconductor UltraSector ProFund	11,594,000	18,086,000	15,072,000	20,870,000	322,000
Short NASDAQ-100 ProFund	436,000	682,000	569,000	787,000	17,000

:: Notes to Schedules of Portfolio Investments :: October 31, 2017 (Unaudited)

Fund Name	HSBC Securities (USA), Inc., 0.93%, dated 10/31/17, due 11/1/17(1)	RBC Capital Markets, LLC, 0.97%, dated 10/31/17, due 11/1/17(2)	RBS Securities, Inc., 0.95%, dated 10/31/17, due 11/1/17(3)	Societe’ Generale, 1.03%, dated 10/31/17, due 11/1/17(4)	UMB Bank, N.A., 0.93%, dated 10/31/17, due 11/1/17(5)
Short Oil & Gas ProFund	$381,000	$596,000	$496,000	$688,000	$17,000
Short Precious Metals ProFund	826,000	1,288,000	1,074,000	1,487,000	27,000
Short Real Estate ProFund	252,000	394,000	328,000	455,000	16,000
Short Small-Cap ProFund	348,000	543,000	452,000	627,000	17,000
Small-Cap ProFund	7,085,000	11,054,000	9,210,000	12,754,000	199,000
Technology UltraSector ProFund	2,392,000	3,732,000	3,111,000	4,307,000	73,000
Telecommunications UltraSector ProFund	120,000	188,000	156,000	216,000	12,000
U.S. Government Plus ProFund	1,840,000	2,872,000	2,393,000	3,314,000	56,000
UltraBear ProFund	2,121,000	3,310,000	2,758,000	3,821,000	65,000
UltraBull ProFund	8,130,000	12,684,000	10,570,000	14,636,000	228,000
UltraChina ProFund	895,000	1,396,000	1,163,000	1,611,000	30,000
UltraDow 30 ProFund	5,011,000	7,819,000	6,515,000	9,022,000	145,000
UltraEmerging Markets ProFund	1,049,000	1,636,000	1,364,000	1,889,000	34,000
UltraInternational ProFund	3,416,000	5,328,000	4,441,000	6,149,000	97,000
UltraJapan ProFund	6,830,000	10,656,000	8,880,000	12,295,000	188,000
UltraLatin America ProFund	810,000	1,265,000	1,055,000	1,460,000	28,000
UltraMid-Cap ProFund	4,825,000	7,528,000	6,272,000	8,686,000	141,000
UltraNASDAQ-100 ProFund	30,287,000	47,249,000	39,373,000	54,517,000	832,000
UltraShort China ProFund	368,000	574,000	478,000	662,000	16,000
UltraShort Dow 30 ProFund	698,000	1,089,000	907,000	1,258,000	25,000
UltraShort Emerging Markets ProFund	381,000	593,000	495,000	686,000	17,000
UltraShort International ProFund	445,000	693,000	578,000	800,000	18,000
UltraShort Japan ProFund	444,000	692,000	577,000	799,000	14,000
UltraShort Latin America ProFund	2,773,000	4,326,000	3,605,000	4,993,000	80,000
UltraShort Mid-Cap ProFund	249,000	390,000	325,000	451,000	14,000
UltraShort NASDAQ-100 ProFund	2,843,000	4,436,000	3,695,000	5,119,000	86,000
UltraShort Small-Cap ProFund	1,471,000	2,296,000	1,912,000	2,649,000	47,000
UltraSmall-Cap ProFund	11,464,000	17,886,000	14,904,000	20,637,000	321,000
Utilities UltraSector ProFund	813,000	1,270,000	1,059,000	1,466,000	27,000
	$177,821,000	$277,451,000	$231,200,000	$320,156,000	$5,187,000

Each Repurchase Agreement was fully collateralized by U.S. government securities as of October 31, 2017 as follows:

(1)

U.S. Treasury Separate Trading of Registered Interest and Principal of Securities (“STRIPS”), effective yield or interest rate in effect at October 31, 2017, 2.857%, due 2/15/40, total value $181,422,789.

(2)	U.S. Treasury Inflation-Protected Securities (TIPS), 0.125% to 1.125%, due 4/15/19 to 1/15/21, which had an aggregate value of $283,009,021.
(3)	U.S. Treasury Notes, 1.75%, due 5/31/22, total value $235,832,431.
(4)	U.S. Treasury Inflation-Protected Securities (TIPS), 0.125%, due 4/15/19, total value $326,567,777.
(5)	U.S. Treasury Notes, 1.125%, due 12/31/19, total value $5,298,446.

Depositary Receipts

Certain ProFunds may invest in American Depositary Receipts (“ADRs”), New York Shares (“NYSs”) and Global Depositary Receipts (“GDRs”). ADRs represent the right to receive securities of foreign issuers deposited in a bank or corresponding bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter (“OTC”), are issued by domestic banks. NYSs (or “direct shares”) are foreign stocks denominated in U.S. dollars that trade on American exchanges without being converted to ADRs. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world.

Real Estate Investment Trusts

Certain ProFunds may invest in real estate investment trusts (“REITS”) which report information on the source of their distributions annually. REITS are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and the possibility of failing to maintain exempt status under the 1940 Act. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, forward currency contracts and swap agreements, that a ProFund should hold to approximate the daily performance, inverse performance, or multiple thereof, as applicable, of its benchmark. All derivative instruments held during the quarter ended October 31, 2017, were utilized to gain exposure or inverse exposure to each ProFund’s benchmark (e.g., index, etc.) to meet its investment objective.

:: Notes to Schedules of Portfolio Investments :: October 31, 2017 (Unaudited)

Each ProFund, other than the Classic ProFunds and the Falling U.S. Dollar ProFund, does not seek to achieve its investment objective over a period of time greater than a single day.

In connection with its management of certain series of the Trust included in this report (UltraBear ProFund, UltraJapan ProFund, UltraShort Dow 30 ProFund, UltraShort Japan ProFund, UltraShort Mid-Cap ProFund, UltraShort NASDAQ-100 ProFund and UltraShort Small-Cap ProFund) (the “Commodity Pools”)), the Advisor is registered as a commodity pool operator (a “CPO”) and the Commodity Pools are commodity pools under the Commodity Exchange Act (the “CEA”). The Advisor also registered as a commodity trading advisor (a “CTA”) under the CEA as a result of its role as subadvisor to funds outside the Trust. Accordingly, the Advisor is subject to registration and regulation as a CPO and CTA under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools’ total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools’ operations and expenses.

The following is a description of the derivative instruments utilized by the ProFunds, including certain risks related to each instrument type.

Futures Contracts

Each ProFund may purchase or sell futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each ProFund generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a ProFund realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of a ProFund’s loss from an unhedged short position in futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on that investment. Each ProFund will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each ProFund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (this amount is subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the asset underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a ProFund may elect to close its position by taking an opposite position, which will operate to terminate the ProFund’s existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each ProFund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund to substantial losses. If trading is not possible, or if a ProFund determines not to close a futures position in anticipation of adverse price movements, the ProFund will be required to make daily cash payments of variation margin. The risk that the ProFund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a ProFund.

Forward Currency Contracts

The Falling U.S. Dollar and Rising U.S. Dollar ProFunds may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

:: Notes to Schedules of Portfolio Investments :: October 31, 2017 (Unaudited)

It is possible that, under certain circumstances, these ProFunds may have to limit their currency transactions to qualify as a “regulated investment company” (“RIC”) under the Internal Revenue Code. The Falling U.S. Dollar and Rising U.S. Dollar ProFunds do not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the Falling U.S. Dollar and Rising U.S. Dollar ProFunds may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating them to buy, on the same maturity date, the same amount of the currency. If one of these ProFunds engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the Falling U.S. Dollar and Rising U.S. Dollar ProFunds engage in offsetting transactions they will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date the Falling U.S. Dollar and Rising U.S. Dollar ProFunds enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the ProFund will realize a gain to the extent that the price of ProFund currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the ProFund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

The Falling U.S. Dollar and Rising U.S. Dollar ProFunds collateralize forward currency contracts with cash and certain securities as indicated on the Schedules of Portfolio Investments. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian, to protect the counterparty against non-payment by the respective ProFund. Similarly, the ProFunds have sought to mitigate credit risk by generally requiring that the counterparties to the ProFund post collateral for the benefit of the ProFund in a segregated account at the custodian, marked to market daily, in an amount equal to what the counterparty owes the ProFund, subject to certain minimum thresholds. In the event of a default by the counterparty, each ProFund will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the Falling U.S. Dollar and Rising U.S. Dollar ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFunds may obtain only limited recovery or may obtain no recovery in such circumstances. The Falling U.S. Dollar and Rising U.S. Dollar ProFunds will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. As of October 31, 2017, the collateral posted by counterparties consisted of U.S. Treasury securities.

Swap Agreements

Each ProFund may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position, including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular pre-determined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities. On a typical long swap, the counterparty will generally agree to pay the ProFund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., securities comprising the relevant benchmark index), plus the dividends or interest that would have been received on those assets. The ProFund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the ProFund on any swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the ProFund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities. Some ProFunds may also enter into swap agreements that provide the opposite return of their benchmark or security (“short” the benchmark or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each ProFund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each ProFund will agree to pay to the counterparty commissions or trading spreads on the notional amount.

Most swap agreements entered into by a ProFund calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). When investing in index swap agreements, the ProFunds may hold or gain exposure to only a representative sample of securities in the index, or to a component of the index.

A ProFund’s current obligations under a swap agreement, will be accrued daily (offset against any amounts owed to the ProFund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date. Each ProFund reserves the right to modify its asset segregation policies in the future, including modifications to comply with any changes in the positions articulated by the SEC or its staff regarding asset segregation. Swap agreements that cannot be terminated of in the ordinary course of business within seven days at approximately the amount a ProFund has valued the asset may be considered to be illiquid for purposes of a ProFund’s illiquid investment limitations.

:: Notes to Schedules of Portfolio Investments :: October 31, 2017 (Unaudited)

A ProFund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a ProFund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the ProFund’s rights as a creditor. A ProFund will only enter into swap agreements with counterparties that meet the ProFund’s standard of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the ProFund’s repurchase agreement guidelines). The counterparty to an uncleared swap agreement will typically be a major, global financial institution.

Payments may be made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund’s risk of loss consists of the net amount of payments that such ProFund is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund’s obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be earmarked or segregated by a ProFund’s custodian.

In the normal course of business, a ProFund enters into International Swap Dealers Association, Inc. (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the ProFund’s ISDA agreements contain provisions that require the ProFund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the ProFund’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the ProFund were to trigger such provisions and have open derivative positions, at that time counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the ProFund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The ProFunds seek to mitigate risks by generally requiring that the counterparties for each ProFund agree to post collateral for the benefit of the ProFund, marked to market daily, in an amount approximately equal to what the counterparty owes the ProFund, subject to certain minimum thresholds, although the ProFunds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the ProFunds will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of October 31, 2017, the collateral posted by counterparties consisted of U.S. Treasury securities and cash.

The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to and in some cases different from those associated with ordinary portfolio securities transactions.  The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of the counterparties to perform.  If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. The Advisor, under the supervision of the Trust’s Board of Trustees, is responsible for determining and monitoring the liquidity of a ProFund’s transactions in swap agreements.

Investment Transactions

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period.

Investment Company Modernization

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The Regulation S-X amendments had a compliance date of August 1, 2017, and are reflected in this Form N-Q filing dated October 31, 2017. The ProFunds’ compliance date for Form N-PORT is June 1, 2018, and the ProFunds will make their initial filing with the SEC on Form N-PORT for the period ending March 31, 2019. Effective with the period ending June 30, 2018, the ProFunds will be required to maintain, and make available to the SEC upon request, the information required to be included in Form N-PORT. Form N-PORT will replace Form N-Q filings effective with the requirement to file the Form N-PORT with the SEC for the period ending March 31, 2019. The ProFunds’ compliance date for Form N-CEN is June 1, 2018, and the ProFunds will make their initial filing on Form N-CEN for the period ending July 31, 2018. Form N-CEN will replace Form N-SAR filings. The ProFunds’ adoption of these amendments, effective with the schedules of portfolio investments prepared as of October 31, 2017, had no effect on the ProFunds’ net assets or results of operations.

3. Investment Valuation Summary

The valuation techniques employed by the ProFunds, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These valuation techniques distinguish between market participant assumptions developed based on market data obtained from sources independent of the ProFunds (observable inputs) and the ProFunds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The inputs used for valuing the ProFunds’ investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical assets

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the ProFunds’ own assumptions in determining the fair value of investments)

:: Notes to Schedules of Portfolio Investments :: October 31, 2017 (Unaudited)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end.

Security prices are generally valued at their market value using information provided by a third party pricing service or market quotations or other procedures approved by the Trust’s Board of Trustees. The securities in the portfolio of a ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described below.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are generally valued on the basis of the mean between the bid and asked quotes furnished by dealers actively trading those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Short-term fixed-income securities maturing in sixty days or less, and of sufficient credit quality, may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a ProFund is determined and are typically categorized as Level 1 in the fair value hierarchy. Swap agreements are generally valued using independent sources and/or agreements with counterparties. Forward currency contracts are valued at their quoted daily prices obtained from an independent pricing service. These valuations are typically categorized as Level 2 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied.

When the Advisor determines that the market price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a ProFund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

For the quarter ended October 31, 2017, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of October 31, 2017, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Banks UltraSector ProFund
Common Stocks	$14,987,344	$—	$—	$—	$14,987,344	$—
Repurchase Agreements	—	—	5,201,000	—	5,201,000	—
Swap Agreements	—	—	—	132,550	—	132,550
Total	$14,987,344	$—	$5,201,000	$132,550	$20,188,344	$132,550

Basic Materials UltraSector ProFund
Common Stocks	$23,146,440	$—	$—	$—	$23,146,440	$—
Repurchase Agreements	—	—	9,875,000	—	9,875,000	—
Swap Agreements	—	—	—	207,555	—	207,555
Total	$23,146,440	$—	$9,875,000	$207,555	$33,021,440	$207,555

Bear ProFund
Repurchase Agreements	$—	$—	$10,063,000	$—	$10,063,000	$—
Futures Contracts	—	(133,308)	—	—	—	(133,308)
Swap Agreements	—	—	—	15,552	—	15,552
Total	$—	$(133,308)	$10,063,000	$15,552	$10,063,000	$(117,756)

:: Notes to Schedules of Portfolio Investments :: October 31, 2017 (Unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Biotechnology UltraSector ProFund
Common Stocks	$251,848,163	$—	$—	$—	$251,848,163	$—
Contingent Right	—	—	81,819	—	81,819	—
Repurchase Agreements	—	—	100,273,000	—	100,273,000	—
Swap Agreements	—	—	—	(15,798,592)	—	(15,798,592)
Total	$251,848,163	$—	$100,354,819	$(15,798,592)	$352,202,982	$(15,798,592)

Bull ProFund
Common Stocks	$51,931,621	$—	$—	$—	$51,931,621	$—
Repurchase Agreements	—	—	29,755,000	—	29,755,000	—
Futures Contracts	—	549,501	—	—	—	549,501
Swap Agreements	—	—	—	(33,561)	—	(33,561)
Total	$51,931,621	$549,501	$29,755,000	$(33,561)	$81,686,621	$515,940

Consumer Goods UltraSector ProFund
Common Stocks	$7,571,319	$—	$—	$—	$7,571,319	$—
Repurchase Agreements	—	—	2,196,000	—	2,196,000	—
Swap Agreements	—	—	—	(40,802)	—	(40,802)
Total	$7,571,319	$—	$2,196,000	$(40,802)	$9,767,319	$(40,802)

Consumer Services UltraSector ProFund
Common Stocks	$24,125,520	$—	$—	$—	$24,125,520	$—
Repurchase Agreements	—	—	7,718,000	—	7,718,000	—
Swap Agreements	—	—	—	69,284	—	69,284
Total	$24,125,520	$—	$7,718,000	$69,284	$31,843,520	$69,284

Europe 30 ProFund
Common Stocks	$20,026,367	$—	$—	$—	$20,026,367	$—
Total	$20,026,367	$—	$—	$—	$20,026,367	$—

Falling U.S. Dollar ProFund
Repurchase Agreements	$—	$—	$1,771,000	$—	$1,771,000	$—
Forward Currency Contracts	—	—	—	(14,644)	—	(14,644)
Total	$—	$—	$1,771,000	$(14,644)	$1,771,000	$(14,644)

Financials UltraSector ProFund
Common Stocks	$28,469,723	$—	$—	$—	$28,469,723	$—
Repurchase Agreements	—	—	9,482,000	—	9,482,000	—
Swap Agreements	—	—	—	11,598	—	11,598
Total	$28,469,723	$—	$9,482,000	$11,598	$37,951,723	$11,598

Health Care UltraSector ProFund
Common Stocks	$48,984,730	$—	$—	$—	$48,984,730	$—
Contingent Right	—	—	2,079	—	2,079	—
Repurchase Agreements	—	—	18,524,000	—	18,524,000	—
Swap Agreements	—	—	—	(1,545,563)	—	(1,545,563)
Total	$48,984,730	$—	$18,526,079	$(1,545,563)	$67,510,809	$(1,545,563)

Industrials UltraSector ProFund
Common Stocks	$24,954,293	$—	$—	$—	$24,954,293	$—
Repurchase Agreements	—	—	10,850,000	—	10,850,000	—
Swap Agreements	—	—	—	(126,564)	—	(126,564)
Total	$24,954,293	$—	$10,850,000	$(126,564)	$35,804,293	$(126,564)

Internet UltraSector ProFund
Common Stocks	$122,028,680	$—	$—	$—	$122,028,680	$—
Repurchase Agreements	—	—	45,367,000	—	45,367,000	—
Swap Agreements	—	—	—	3,964,366	—	3,964,366
Total	$122,028,680	$—	$45,367,000	$3,964,366	$167,395,680	$3,964,366

Large-Cap Growth ProFund
Common Stocks	$26,500,333	$—	$—	$—	$26,500,333	$—
Repurchase Agreements	—	—	106,000	—	106,000	—
Total	$26,500,333	$—	$106,000	$—	$26,606,333	$—

Large-Cap Value ProFund
Common Stocks	$10,314,276	$—	$—	$—	$10,314,276	$—
Total	$10,314,276	$—	$—	$—	$10,314,276	$—

:: Notes to Schedules of Portfolio Investments :: October 31, 2017 (Unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Mid-Cap ProFund
Common Stocks	$26,141,417	$—	$—	$—	$26,141,417	$—
Repurchase Agreements	—	—	21,945,000	—	21,945,000	—
Futures Contracts	—	225,059	—	—	—	225,059
Swap Agreements	—	—	—	(38,463)	—	(38,463)
Total	$26,141,417	$225,059	$21,945,000	$(38,463)	$48,086,417	$186,596

Mid-Cap Growth ProFund
Common Stocks	$11,986,452	$—	$—	$—	$11,986,452	$—
Repurchase Agreements	—	—	51,000	—	51,000	—
Total	$11,986,452	$—	$51,000	$—	$12,037,452	$—

Mid-Cap Value ProFund
Common Stocks	$7,925,456	$—	$—	$—	$7,925,456	$—
Total	$7,925,456	$—	$—	$—	$7,925,456	$—

Mobile Telecommunications UltraSector ProFund
Common Stocks	$1,463,361	$—	$—	$—	$1,463,361	$—
Repurchase Agreements	—	—	2,619,000	—	2,619,000	—
Swap Agreements	—	—	—	(71,243)	—	(71,243)
Total	$1,463,361	$—	$2,619,000	$(71,243)	$4,082,361	$(71,243)

NASDAQ-100 ProFund
Common Stocks	$47,155,577	$—	$—	$—	$47,155,577	$—
Repurchase Agreements	—	—	24,565,000	—	24,565,000	—
Futures Contracts	—	519,049	—	—	—	519,049
Swap Agreements	—	—	—	70,836	—	70,836
Total	$47,155,577	$519,049	$24,565,000	$70,836	$71,720,577	$589,885

Oil & Gas UltraSector ProFund
Common Stocks	$16,232,529	$—	$—	$—	$16,232,529	$—
Repurchase Agreements	—	—	4,421,000	—	4,421,000	—
Swap Agreements	—	—	—	163,365	—	163,365
Total	$16,232,529	$—	$4,421,000	$163,365	$20,653,529	$163,365

Oil Equipment, Services & Distribution UltraSector ProFund
Common Stocks	$6,962,437	$—	$—	$—	$6,962,437	$—
Repurchase Agreements	—	—	2,670,000	—	2,670,000	—
Swap Agreements	—	—	—	149,539	—	149,539
Total	$6,962,437	$—	$2,670,000	$149,539	$9,632,437	$149,539

Pharmaceuticals UltraSector ProFund
Common Stocks	$5,605,320	$—	$—	$—	$5,605,320	$—
Repurchase Agreements	—	—	2,657,000	—	2,657,000	—
Swap Agreements	—	—	—	(371,727)	—	(371,727)
Total	$5,605,320	$—	$2,657,000	$(371,727)	$8,262,320	$(371,727)

Precious Metals UltraSector ProFund
Common Stocks	$19,718,182	$—	$—	$—	$19,718,182	$—
Repurchase Agreements	—	—	9,378,000	—	9,378,000	—
Swap Agreements	—	—	—	(688,378)	—	(688,378)
Total	$19,718,182	$—	$9,378,000	$(688,378)	$29,096,182	$(688,378)

Real Estate UltraSector ProFund
Common Stocks	$5,660,833	$—	$—	$—	$5,660,833	$—
Repurchase Agreements	—	—	2,124,000	—	2,124,000	—
Swap Agreements	—	—	—	(49,096)	—	(49,096)
Total	$5,660,833	$—	$2,124,000	$(49,096)	$7,784,833	$(49,096)

Rising Rates Opportunity ProFund
Repurchase Agreements	$—	$—	$36,394,000	$—	$36,394,000	$—
Swap Agreements	—	—	—	(301,381)	—	(301,381)
Total	$—	$—	$36,394,000	$(301,381)	$36,394,000	$(301,381)

Rising Rates Opportunity 10 ProFund
Repurchase Agreements	$—	$—	$8,977,000	$—	$8,977,000	$—
Swap Agreements	—	—	—	(4,718)	—	(4,718)
Total	$—	$—	$8,977,000	$(4,718)	$8,977,000	$(4,718)

:: Notes to Schedules of Portfolio Investments :: October 31, 2017 (Unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Rising U.S. Dollar ProFund
Repurchase Agreements	$—	$—	$15,578,000	$—	$15,578,000	$—
Forward Currency Contracts	—	—	—	199,998	—	199,998
Total	$—	$—	$15,578,000	$199,998	$15,578,000	$199,998

Semiconductor UltraSector ProFund
Common Stocks	$192,601,781	$—	$—	$—	$192,601,781	$—
Repurchase Agreements	—	—	65,944,000	—	65,944,000	—
Swap Agreements	—	—	—	8,996,857	—	8,996,857
Total	$192,601,781	$—	$65,944,000	$8,996,857	$258,545,781	$8,996,857

Short NASDAQ-100 ProFund
Repurchase Agreements	$—	$—	$2,491,000	$—	$2,491,000	$—
Futures Contracts	—	(45,443)	—	—	—	(45,443)
Swap Agreements	—	—	—	(9,184)	—	(9,184)
Total	$—	$(45,443)	$2,491,000	$(9,184)	$2,491,000	$(54,627)

Short Oil & Gas ProFund
Repurchase Agreements	$—	$—	$2,178,000	$—	$2,178,000	$—
Swap Agreements	—	—	—	(25,377)	—	(25,377)
Total	$—	$—	$2,178,000	$(25,377)	$2,178,000	$(25,377)

Short Precious Metals ProFund
Repurchase Agreements	$—	$—	$4,702,000	$—	$4,702,000	$—
Swap Agreements	—	—	—	225,821	—	225,821
Total	$—	$—	$4,702,000	$225,821	$4,702,000	$225,821

Short Real Estate ProFund
Repurchase Agreements	$—	$—	$1,445,000	$—	$1,445,000	$—
Swap Agreements	—	—	—	1,600	—	1,600
Total	$—	$—	$1,445,000	$1,600	$1,445,000	$1,600

Short Small-Cap ProFund
Repurchase Agreements	$—	$—	$1,987,000	$—	$1,987,000	$—
Futures Contracts	—	(4,505)	—	—	—	(4,505)
Swap Agreements	—	—	—	6,595	—	6,595
Total	$—	$(4,505)	$1,987,000	$6,595	$1,987,000	$2,090

Small-Cap ProFund
Common Stocks	$6,666,846	$—	$—	$—	$6,666,846	$—
Contingent Rights*	—	—	220	—	220	—
Trust**	—	—	—	—	—	—
Repurchase Agreements	—	—	40,302,000	—	40,302,000	—
Futures Contracts	—	70,702	—	—	—	70,702
Swap Agreements	—	—	—	(139,227)	—	(139,227)
Total	$6,666,846	$70,702	$40,302,220	$(139,227)	$46,969,066	$(68,525)

Small-Cap Growth ProFund
Common Stocks	$19,818,586	$—	$—	$—	$19,818,586	$—
Total	$19,818,586	$—	$—	$—	$19,818,586	$—

Small-Cap Value ProFund
Common Stocks	$20,543,616	$—	$—	$—	$20,543,616	$—
Total	$20,543,616	$—	$—	$—	$20,543,616	$—

Technology UltraSector ProFund
Common Stocks	$42,558,914	$—	$—	$—	$42,558,914	$—
Repurchase Agreements	—	—	13,615,000	—	13,615,000	—
Swap Agreements	—	—	—	1,562,634	—	1,562,634
Total	$42,558,914	$—	$13,615,000	$1,562,634	$56,173,914	$1,562,634

Telecommunications UltraSector ProFund
Common Stocks	$1,343,154	$—	$—	$—	$1,343,154	$—
Repurchase Agreements	—	—	692,000	—	692,000	—
Swap Agreements	—	—	—	(72,638)	—	(72,638)
Total	$1,343,154	$—	$692,000	$(72,638)	$2,035,154	$(72,638)

U.S. Government Plus ProFund
U.S. Treasury Obligation	$—	$—	$5,865,267	$—	$5,865,267	$—
Repurchase Agreements	—	—	10,475,000	—	10,475,000	—
Swap Agreements	—	—	—	203,108	—	203,108
Total	$—	$—	$16,340,267	$203,108	$16,340,267	$203,108

:: Notes to Schedules of Portfolio Investments :: October 31, 2017 (Unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
UltraBear ProFund
Repurchase Agreements	$—	$—	$12,075,000	$—	$12,075,000	$—
Futures Contracts	—	(83,317)	—	—	—	(83,317)
Swap Agreements	—	—	—	53,899	—	53,899
Total	$—	$(83,317)	$12,075,000	$53,899	$12,075,000	$(29,418)

UltraBull ProFund
Common Stocks	$89,537,207	$—	$—	$—	$89,537,207	$—
Repurchase Agreements	—	—	46,248,000	—	46,248,000	—
Futures Contracts	—	654,961	—	—	—	654,961
Swap Agreements	—	—	—	(419,425)	—	(419,425)
Total	$89,537,207	$654,961	$46,248,000	$(419,425)	$135,785,207	$235,536

UltraChina ProFund
Common Stocks	$33,188,588	$—	$—	$—	$33,188,588	$—
Repurchase Agreements	—	—	5,095,000	—	5,095,000	—
Swap Agreements	—	—	—	749,317	—	749,317
Total	$33,188,588	$—	$5,095,000	$749,317	$38,283,588	$749,317

UltraDow 30 ProFund
Common Stocks	$21,864,895	$—	$—	$—	$21,864,895	$—
Repurchase Agreements	—	—	28,512,000	—	28,512,000	—
Futures Contracts	—	601,234	—	—	—	601,234
Swap Agreements	—	—	—	(175,344)	—	(175,344)
Total	$21,864,895	$601,234	$28,512,000	$(175,344)	$50,376,895	$425,890

UltraEmerging Markets ProFund
Common Stocks	$37,422,889	$—	$—	$—	$37,422,889	$—
Preferred Stocks	2,061,062	—	—	—	2,061,062	—
Repurchase Agreements	—	—	5,972,000	—	5,972,000	—
Swap Agreements	—	—	—	276,631	—	276,631
Total	$39,483,951	$—	$5,972,000	$276,631	$45,455,951	$276,631

UltraInternational ProFund
Repurchase Agreements	$—	$—	$19,431,000	$—	$19,431,000	$—
Swap Agreements	—	—	—	231,006	—	231,006
Total	$—	$—	$19,431,000	$231,006	$19,431,000	$231,006

UltraJapan ProFund
Repurchase Agreements	$—	$—	$38,849,000	$—	$38,849,000	$—
Futures Contracts	$—	$5,911,758	$—	$—	$—	$5,911,758
Total	$—	$5,911,758	$38,849,000	$—	$38,849,000	$5,911,758

UltraLatin America ProFund
Common Stocks	$21,361,577	$—	$—	$—	$21,361,577	$—
Preferred Stocks	4,646,083	—	—	—	4,646,083	—
Repurchase Agreements	—	—	4,618,000	—	4,618,000	—
Swap Agreements	—	—	—	(820,412)	—	(820,412)
Total	$26,007,660	$—	$4,618,000	$(820,412)	$30,625,660	$(820,412)

UltraMid-Cap ProFund
Common Stocks	$74,727,486	$—	$—	$—	$74,727,486	$—
Repurchase Agreements	—	—	27,452,000	—	27,452,000	—
Futures Contracts	—	329,596	—	—	—	329,596
Swap Agreements	—	—	—	(287,930)	—	(287,930)
Total	$74,727,486	$329,596	$27,452,000	$(287,930)	$102,179,486	$41,666

UltraNASDAQ-100 ProFund
Common Stocks	$218,094,542	$—	$—	$—	$218,094,542	$—
Repurchase Agreements	—	—	172,258,000	—	172,258,000	—
Futures Contracts	—	2,213,661	—	—	—	2,213,661
Swap Agreements	—	—	—	2,950,100	—	2,950,100
Total	$218,094,542	$2,213,661	$172,258,000	$2,950,100	$390,352,542	$5,163,761

UltraShort China ProFund
Repurchase Agreements	$—	$—	$2,098,000	$—	$2,098,000	$—
Swap Agreements	—	—	—	(71,044)	—	(71,044)
Total	$—	$—	$2,098,000	$(71,044)	$2,098,000	$(71,044)

:: Notes to Schedules of Portfolio Investments :: October 31, 2017 (Unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
UltraShort Dow 30 ProFund
Repurchase Agreements	$—	$—	$3,977,000	$—	$3,977,000	$—
Futures Contracts	—	(60,599)	—	—	—	(60,599)
Swap Agreements	—	—	—	18,347	—	18,347
Total	$—	$(60,599)	$3,977,000	$18,347	$3,977,000	$(42,252)

UltraShort Emerging Markets ProFund
Repurchase Agreements	$—	$—	$2,172,000	$—	$2,172,000	$—
Swap Agreements	—	—	—	(24,131)	—	(24,131)
Total	$—	$—	$2,172,000	$(24,131)	$2,172,000	$(24,131)

UltraShort International ProFund
Repurchase Agreements	$—	$—	$2,534,000	$—	$2,534,000	$—
Swap Agreements	—	—	—	(31,506)	—	(31,506)
Total	$—	$—	$2,534,000	$(31,506)	$2,534,000	$(31,506)

UltraShort Japan ProFund
Repurchase Agreements	$—	$—	$2,526,000	$—	$2,526,000	$—
Futures Contracts	—	(300,349)	—	—	—	(300,349)
Total	$—	$(300,349)	$2,526,000	$—	$2,526,000	$(300,349)

UltraShort Latin America ProFund
Repurchase Agreements	$—	$—	$15,777,000	$—	$15,777,000	$—
Swap Agreements	—	—	—	714,858	—	714,858
Total	$—	$—	$15,777,000	$714,858	$15,777,000	$714,858

UltraShort Mid-Cap ProFund
Repurchase Agreements	$—	$—	$1,429,000	$—	$1,429,000	$—
Futures Contracts	—	(11,537)	—	—	—	(11,537)
Swap Agreements	—	—	—	7,408	—	7,408
Total	$—	$(11,537)	$1,429,000	$7,408	$1,429,000	$(4,129)

UltraShort NASDAQ-100 ProFund
Repurchase Agreements	$—	$—	$16,179,000	$—	$16,179,000	$—
Futures Contracts	—	(116,854)	—	—	—	(116,854)
Swap Agreements	—	—	—	(172,664)	—	(172,664)
Total	$—	$(116,854)	$16,179,000	$(172,664)	$16,179,000	$(289,518)

UltraShort Small-Cap ProFund
Repurchase Agreements	$—	$—	$8,375,000	$—	$8,375,000	$—
Futures Contracts	—	(148,660)	—	—	—	(148,660)
Swap Agreements	—	—	—	53,549	—	53,549
Total	$—	$(148,660)	$8,375,000	$53,549	$8,375,000	$(95,111)

UltraSmall-Cap ProFund
Common Stocks	$28,602,921	$—	$—	$—	$28,602,921	$—
Contingent Rights*	—	—	2,058	—	2,058	—
Trust**	—	—	—	—	—	—
Repurchase Agreements	—	—	65,212,000	—	65,212,000	—
Futures Contracts	—	345,974	—	—	—	345,974
Swap Agreements	—	—	—	14,395	—	14,395
Total	$28,602,921	$345,974	$65,214,058	$14,395	$93,816,979	$360,369

Utilities UltraSector ProFund
Common Stocks	$14,040,337	$—	$—	$—	$14,040,337	$—
Repurchase Agreements	—	—	4,635,000	—	4,635,000	—
Swap Agreements	—	—	—	53,497	—	53,497
Total	$14,040,337	$—	$4,635,000	$53,497	$18,675,337	$53,497

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These instruments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

*	Chelsea Therapeutics International, Ltd. Contingent Right was valued at $0 and categorized as Level 2 within the fair value hierarchy.
**	Ferroglobe Representation and Warranty Insurance Trust was valued at $0 and categorized as Level 2 within the fair value hierarchy.

4. Investment Risks

Some risks apply to all ProFunds, while others are specific to the investment strategy of certain ProFunds. Each ProFund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds.

:: Notes to Schedules of Portfolio Investments :: October 31, 2017 (Unaudited)

Risks Associated with the Use of Derivatives

Certain ProFunds obtain investment exposure through derivatives (i.e., swap agreements, futures contracts and forward contracts) which may  be considered aggressive and may expose a ProFund to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying a derivative (e.g., the securities contained in a ProFund’s benchmark), including: 1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); 2) the risk that an instrument is temporarily mispriced; 3) credit or counterparty risk on the amount each ProFund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a ProFund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a ProFund’s position in a particular instrument when desired. When a ProFund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) underlying the derivative (e.g., the securities in an index) and the derivative, which may prevent the ProFund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may also expose a ProFund to losses in excess of those amounts initially invested.

In addition, a ProFund may use a combination of swaps on an underlying benchmark and swaps on an ETF that is designed to track the performance of that benchmark. The performance of an ETF may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent a ProFund invests in swaps that use an ETF as the reference asset, the ProFund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its benchmark as it would if the ProFund only used swaps on the underlying benchmark.

Moreover, with respect to the use of swap agreements, if a reference asset has a dramatic intraday move that causes a material decline in a ProFund’s net assets, the terms of a swap agreement between the ProFund and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund. In that event, the ProFund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund’s investment objective. This, in turn, may prevent the ProFund from achieving its investment objective, even if the reference asset reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the ProFund’s return.

Compounding Risk

Most of the ProFunds are “geared” funds (“Geared Funds”) in the sense that each has an investment objective to match a multiple, the inverse, or an inverse multiple of the performance of a benchmark on a single day. These Geared Funds are subject to all of the correlation risks described below. In addition, because the ProFunds have a single day investment objective, for periods greater than one day, the effect of compounding may cause the performance of a ProFund to vary from the benchmark performance (or the inverse of the benchmark performance) times the stated multiple in the ProFund objective, as applicable, before accounting for fees and ProFund expenses. As explained in greater detail in their Prospectuses, as a result of compounding, Geared Funds are unlikely to provide a simple multiple (e.g. -1x, 2x, or -2x) of a benchmark’s return over periods longer than a single day.

Leverage Risk

Certain ProFunds utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.

Because the ProFunds that utilize leverage include multipliers of 2x, 1.5x, or 1.25x (or sometimes the inverse thereof), a single day adverse price movement of more than 50%, 67% or 80%, respectively, in a relevant benchmark, could result in the total loss of an investor’s investment.

Active Investor Risk

Each ProFund permits short-term trading of its securities. In addition, the Advisor expects a significant portion of the assets invested in the ProFund to come from professional money managers and investors who use the ProFund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover, and may result in additional costs for the ProFund. In addition, large movements of assets into and out of the ProFund may have a negative impact on the ProFund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund’s expense ratio may vary from current estimates or the historical ratio disclosed in the ProFund’s prospectus.

Concentration Risk

Concentration risk results from maintaining concentrated exposure to certain types of issuers, industries, market sectors, countries or geographical regions. A ProFund that concentrates its investments will be more susceptible to risks associated with that concentration.  With respect to the UltraSector and Inverse Sector ProFunds, a ProFund may have significant exposure to an individual industry that constitutes a significant portion of that ProFund’s benchmark. Such a ProFund will be more susceptible to the risks associated with that specific industry, which may be different from the risks generally associated with other benchmarks. Each ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark, up to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds may be more volatile than a more geographically diversified ProFund. The Schedule of Portfolio Investments includes information on each ProFund’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

There is no guarantee that a ProFund will achieve a high degree of correlation with its benchmark. Failure to achieve a high degree of correlation may prevent a ProFund from achieving its investment objective, and the percentage change of the ProFund’s net asset value (“NAV”) each day may differ, perhaps significantly, from the percentage change of the ProFund’s benchmark on such day. This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the benchmark.

:: Notes to Schedules of Portfolio Investments :: October 31, 2017 (Unaudited)

A number of other factors may adversely affect a ProFund’s correlation with its benchmark, including material over- or underexposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund invests. A ProFund may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to stocks or industries may be different from that of the benchmark. In addition, a ProFund may invest in securities not included in the benchmark or in financial instruments. Each ProFund may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, either of which may negatively affect the ProFund’s correlation with its benchmark. A ProFund may also be subject to large movements of assets into and out of the ProFund, potentially resulting in the ProFund being over- or underexposed to its benchmark, and may be impacted by index reconstitutions and index rebalancing events. Additionally, a ProFund’s underlying holdings or reference assets may trade on markets that may or may not be open on the same day as the ProFund. Each ProFund (other than the Classic ProFunds and the Falling U.S. Dollar ProFund) seeks to rebalance its portfolio daily to keep its leveraged, inverse or inverse leveraged exposure to the benchmark consistent with its investment objective. Any of these factors could decrease correlation between the performance of a ProFund and may hinder a ProFund’s ability to meet its investment objective on or around that day.

Counterparty Risk

Certain ProFunds will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount they expect to receive from counterparties to financial instruments and repurchase agreements entered into by the ProFunds. Each ProFund generally structures the agreement such that either party can terminate the contract without penalty prior to the termination date. A ProFund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement. A ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund may obtain only limited recovery or may obtain no recovery in such circumstances.

The ProFunds typically enter into transactions with counterparties whose credit rating at the time of the transaction is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality. These are usually major, global financial institutions. Although the counterparty to an exchange-traded futures contract is often backed by a futures commission merchant (“FCM”) or clearing organization that is further backed by a group of financial institutions, there may be instances in which the FCM or the clearing organization could fail to perform its obligations, causing significant losses to the ProFund. For example, a ProFund could lose margin payments it has deposited with a clearing organization as well as gains owed but not paid to the ProFund if the clearing organization becomes insolvent or otherwise fails to perform its obligations. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers.

Debt Instruments Risk

The ProFunds may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. Typically, the price of outstanding debt instruments falls when interest rates rise. Without taking into account other factors, the prices of debt instruments with longer maturities may fluctuate more in response to interest rate changes than those of debt instruments with shorter maturities. In addition, changes in the credit quality of the issuer of a debt instrument (including a default) can also affect the price of a debt instrument. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal (in part or in whole) prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as a ProFund may be required to reinvest the proceeds received at lower interest rates. These factors may cause the value of an investment in the ProFund to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than those issued by and guaranteed as to principal and interest by the U.S. government. All U.S. government securities are subject to credit risk. It is possible that the U.S. government may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets. Certain ProFunds are inversely correlated to bond prices and will typically respond differently to the above factors than would a ProFund positively correlated to bond prices.

Index Performance Risk

Certain ProFunds will be subject to index performance risk. There is no guarantee or assurance that the methodology used to create the Index will result in the ProFund achieving high, or even positive, returns. The Index may underperform, and the ProFund could lose value, while other indices or measures of market performance increase in value.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund invests, the ProFunds might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the securities or financial instruments in which a ProFund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a ProFund from limiting losses, realizing gains, or from achieving a high correlation (or inverse correlation) with its underlying benchmark.

:: Notes to Schedules of Portfolio Investments :: October 31, 2017 (Unaudited)

5. Transactions with Lehman Brothers Holdings, Inc.

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the ProFunds transacted business with subsidiaries of Lehman Brothers Holdings, Inc. (altogether, “Lehman”) whereby Lehman acted as a counterparty to certain derivative transactions. All derivatives transactions with Lehman were terminated prior to September 15, 2008, but certain settlement payments relating to such transactions were not due to be made until on or after that date. Settlement of these transactions has been delayed due to Lehman’s bankruptcy proceedings.

As of October 31, 2017, Rising U.S. Dollar ProFund is owed $795,204 of the original amount owed, as of September 15, 2008, of $2,135,323, from over-the-counter derivatives transactions with Lehman. To the extent Lehman fails to fully pay the Rising U.S. Dollar ProFund by the conclusion of the bankruptcy in connection with the settlement of such transactions, the Advisor, an affiliate of the Trust, has entered into a Receivables Agreement dated September 15, 2008 to reimburse the Rising U.S. Dollar ProFund for any shortfall in payments from Lehman. Specifically, the Receivables Agreement among the Advisor, ProShare Advisors LLC (an investment adviser affiliated with the Advisor) and ProFunds Trust, ProShares Trust and the Trust (collectively, the “PF Trusts”) (each affiliated and under common controls with the other PF Trusts) provides that the investment adviser to specified funds of the PF Trusts will contribute cash to any such fund, equal to the amounts owed to the fund from Lehman for brokerage transactions written over-the-counter derivatives agreements as of September 15, 2008 (the “Lehman Obligations”). The Receivable Agreement will not terminate until all Lehman Obligations are paid. Payments are triggered if any specified fund of a PF Trust, including the Rising U.S. Dollar ProFund, does not recover the full amounts owed to it by Lehman following the conclusion of all bankruptcy, liquidation and Securities Investor Protection Corporation proceedings related to Lehman. Accordingly, no loss is expected to be realized by the Rising U.S. Dollar ProFund. Lehman has made payments on the original amount owed to Rising U.S. Dollar ProFund. The fair value of the remaining claim due from Lehman is $149,473, and is included in “net other assets (liabilities)”. The fair value of the amount that is estimated to be paid by the Advisor is $645,731 and is included in “net other assets (liabilities)”. All other outstanding balances due from (or to) Lehman have been substantially relieved as of October 31, 2017.

6. Legal and Regulatory Matters

In December 2007, the Mid-Cap ProFund and UltraMid-Cap ProFund, as shareholders of Lyondell Chemical Company (“Lyondell”), participated in a cash out merger of Lyondell in which each received $48/share of merger consideration. Lyondell later filed for bankruptcy and two entities created by the Lyondell bankruptcy plan of reorganization have initiated lawsuits seeking to recover, or clawback, proceeds received by shareholders in the December 2007 merger based on fraudulent transfer claims.

The value of the proceeds received by the Mid-Cap ProFund and UltraMid-Cap ProFund is approximately $46,000 and $545,000, respectively. The ProFunds cannot predict the outcome of this proceeding. The complaints, however, allege no misconduct by the ProFunds. The ProFunds are currently assessing the cases and have not yet determined the potential effect, if any, on their respective net asset value. Accordingly, no loss has been accrued in the balance sheet.

7. Subsequent Events

Effective January 22, 2018, the UltraBull ProFund, the UltraMid-Cap ProFund, and the UltraNASDAQ-100 ProFund will undergo a 3-for-1 share split, the UltraShort China ProFund will undergo a 1-for-8 reverse share split; the UltraShort Japan ProFund and the UltraShort Latin America ProFund will undergo a 1-for-5 reverse share split, and the UltraShort Small-Cap ProFund will undergo a 1-for-4 reverse share split.

The effect of the share split transactions will be to multiply the number of outstanding shares of the ProFunds by the respective split factor, with a corresponding decrease in net asset value per share; and the effect of the reverse share split transactions will be to divide the number of outstanding shares of the ProFunds by the respective reverse split factor, with a corresponding increase in the net asset value per share. These transactions will not change the net assets of these ProFunds or the value of a shareholder’s investment.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	December 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Todd B. Johnson
Todd B. Johnson, President and Principal Executive Officer

Date	December 27, 2017

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	December 27, 2017

* Print the name and title of each signing officer under his or her signature.